TABLE OF CONTENTS

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Investments	SA-1

Financial Statements:

Statements of Assets and Liabilities	SA-5

Statements of Operations	SA-17

Statements of Changes in Net Assets	SA-29

Notes to Financial Statements	SA-64

Report of Independent Registered Public Accounting Firm	SA-91

PACIFIC SELECT EXEC SEPARATE ACCOUNT
INVESTMENTS
DECEMBER 31, 2024

Each variable account invests in shares of the corresponding portfolio (with the same name). The shares owned and value of investments as of December 31, 2024; and the cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2024, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Bond Plus Class P *	132	$1,309	$1,305	$-
Core Income Class I *	1,068,991	13,164,582	4,507,526	2,051,712
Core Income Class P *	2,525	31,702	36,852	34,110
Diversified Bond Class I *	7,457,824	76,292,679	9,315,757	8,514,495
Diversified Bond Class P *	764,936	10,687,199	5,430,688	1,058,800
Floating Rate Income Class I *	1,839,332	30,672,634	2,459,161	7,066,925
Floating Rate Income Class P *	156,080	2,663,651	2,208,230	723,974
High Yield Bond Class I *	7,952,804	84,782,486	14,315,352	18,408,905
High Yield Bond Class P *	189,076	2,231,690	1,241,623	444,956
Inflation Managed Class I *	6,264,650	77,374,153	4,571,831	4,491,069
Inflation Managed Class P *	190,487	2,701,677	1,272,205	464,477
Intermediate Bond Class P *	415,582	3,921,911	2,599,556	687,844
Managed Bond Class I *	20,491,502	284,549,032	30,503,777	9,758,711
Managed Bond Class P *	714,606	11,072,293	7,492,282	1,021,660
Short Duration Bond Class I *	7,411,132	83,269,481	6,670,318	14,939,768
Short Duration Bond Class P *	489,676	5,788,265	1,760,769	818,418
Emerging Markets Debt Class I *	465,125	6,172,497	518,623	426,725
Emerging Markets Debt Class P *	14,678	199,665	62,313	15,826
Dividend Growth Class I *	2,769,657	117,330,569	3,112,569	9,100,079
Dividend Growth Class P *	107,197	5,045,954	1,084,748	419,555
Equity Index Class I *	8,592,602	1,312,383,738	52,352,480	171,901,008
Equity Index Class P *	2,355,933	376,108,535	132,245,270	12,284,168
Focused Growth Class I *	705,307	51,960,238	2,625,714	5,918,728
Growth Class I *	4,761,000	379,779,561	3,376,659	32,523,741
Growth Class P *	117,715	10,255,298	2,582,517	995,151
Hedged Equity Class P *	679,934	9,059,699	5,435,680	1,820,569
Large-Cap Core Class I *	3,163,957	271,643,122	2,291,537	21,785,250
Large-Cap Core Class P *	43,454	4,202,089	2,310,954	564,904
Large-Cap Growth Class I *	3,242,775	93,578,617	2,507,562	21,803,623
Large-Cap Growth Class P *	55,433	1,905,833	755,241	346,338
Large-Cap Plus Bond Alpha Class P *	1,644	16,932	17,370	-
Large-Cap Value Class I *	4,149,984	165,366,537	3,106,171	13,973,221
Large-Cap Value Class P *	97,961	4,334,840	1,230,358	583,613
Mid-Cap Growth Class I *	2,893,449	78,748,607	3,355,766	11,540,892
Mid-Cap Growth Class P *	52,911	1,597,304	514,639	198,202
Mid-Cap Plus Bond Alpha Class I *	3,780,702	141,764,328	2,293,029	29,006,107
Mid-Cap Plus Bond Alpha Class P *	1,923	89,888	90,914	838
Mid-Cap Value Class I *	779,645	25,443,551	3,307,903	2,441,708
Mid-Cap Value Class P *	23,317	1,138,682	522,076	179,193
QQQ® Plus Bond Alpha Class I *	1,261	13,057	12,969	539
QQQ® Plus Bond Alpha Class P *	10,043	104,045	105,633	346
Small-Cap Equity Class I *	1,072,741	34,968,424	4,695,607	3,687,339
Small-Cap Equity Class P *	25,520	1,097,685	370,899	144,476
Small-Cap Growth Class I *	797,789	22,746,400	15,465	1,875,915
Small-Cap Index Class I *	7,069,709	253,870,011	9,221,155	24,873,082
Small-Cap Index Class P *	1,163,978	42,861,487	15,791,882	2,176,803
Small-Cap Plus Bond Alpha Class P *	6,614	67,158	68,092	1,138
Small-Cap Value Class I *	2,413,287	70,650,532	2,035,784	7,348,163
Small-Cap Value Class P *	42,954	1,549,211	589,277	211,923
Value Class I *	3,143,701	69,928,032	1,077,704	2,725,948
Value Class P *	19,182	493,859	127,586	89,759
Value Advantage Class I *	364,771	10,908,087	1,694,191	2,883,462
Value Advantage Class P *	72,838	2,229,540	628,583	227,122
Emerging Markets Class I *	6,939,472	123,160,554	5,700,644	24,677,609
Emerging Markets Class P *	267,708	4,978,794	2,048,694	1,208,481

See Notes to Financial Statements	SA-1	See explanation of symbol on page SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT
INVESTMENTS (Continued)
DECEMBER 31, 2024

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
International Equity Plus Bond Alpha Class I *	669	$6,490	$6,436	$-
International Equity Plus Bond Alpha Class P *	1	12	12	-
International Growth Class P *	60,173	576,445	411,784	214,968
International Large-Cap Class I *	17,027,849	244,739,265	16,966,922	31,223,548
International Large-Cap Class P *	471,532	7,373,177	2,967,138	637,864
International Small-Cap Class I *	3,001,873	38,371,771	2,053,411	2,698,639
International Small-Cap Class P *	83,363	1,486,570	464,841	113,598
International Value Class I *	8,466,415	148,899,787	2,635,128	10,114,189
Health Sciences Class I *	1,252,787	82,189,398	1,517,742	9,242,628
Health Sciences Class P *	32,410	2,357,908	578,099	299,696
Real Estate Class I *	2,548,329	91,957,930	3,214,042	8,382,027
Real Estate Class P *	5,451	207,670	139,576	24,660
Technology Class I *	2,901,489	64,776,245	5,598,267	7,086,693
Technology Class P *	157,683	4,510,540	1,526,461	297,522
ESG Diversified Class P *	108,091	1,262,199	1,498,610	434,992
ESG Diversified Growth Class P *	337,897	3,770,880	3,334,950	1,081,913
PSF Avantis Balanced Allocation Class D *	633,876	11,577,866	700,078	1,984,680
PSF Avantis Balanced Allocation Class P *	65,558	1,213,157	272,220	149,100
Pacific Dynamix - Conservative Growth Class I *	747,951	16,104,377	544,369	2,057,812
Pacific Dynamix - Conservative Growth Class P *	696,781	15,158,583	9,620,305	3,620,149
Pacific Dynamix - Moderate Growth Class I *	2,520,658	76,428,526	4,881,475	9,283,573
Pacific Dynamix - Moderate Growth Class P *	2,510,251	76,910,613	25,680,795	9,658,184
Pacific Dynamix - Growth Class I *	3,834,634	140,382,194	6,766,023	8,761,556
Pacific Dynamix - Growth Class P *	2,124,992	78,606,887	29,741,916	4,409,494
Pacific Dynamix - Aggressive Growth Class I *	15,236	170,173	165,391	79
Pacific Dynamix - Aggressive Growth Class P *	188,848	2,112,583	3,140,455	1,034,093
Portfolio Optimization Conservative Class I *	774,198	11,894,857	856,943	2,779,695
Portfolio Optimization Conservative Class P *	1,192	18,513	3,468	3,434
Portfolio Optimization Moderate-Conservative Class I *	2,619,377	47,732,301	794,679	4,329,425
Portfolio Optimization Moderate-Conservative Class P *	12,622	232,415	45,075	19,158
Portfolio Optimization Moderate Class I *	11,042,992	236,740,167	2,874,106	14,457,532
Portfolio Optimization Moderate Class P *	40,690	881,370	107,318	152,634
Portfolio Optimization Growth Class I *	16,326,033	391,039,571	4,196,729	23,926,280
Portfolio Optimization Growth Class P *	191,132	4,625,566	830,591	252,382
Portfolio Optimization Aggressive-Growth Class I *	7,821,952	200,894,642	2,490,650	9,365,687
Portfolio Optimization Aggressive-Growth Class P *	118,455	3,073,964	529,882	216,994
Invesco® V.I. Discovery Mid Cap Growth Series I *	82	6,431	9,504	6,301
Invesco® V.I. EQV International Equity Series I	75,720	2,538,151	496,431	218,718
Invesco® V.I. EQV International Equity Series II	980,916	32,262,322	3,031,123	2,235,582
Invesco® V.I. Global Series I	82,866	3,313,805	1,251,555	560,053
Invesco® V.I. Global Series II	432,371	16,715,473	2,311,512	1,737,068
Invesco® V.I. Main Street Small Cap Fund® Series I	564,205	16,503,006	3,955,317	903,685
American Funds IS American High-Income Trust Class 2	283,794	2,542,798	1,297,741	410,008
American Funds IS Asset Allocation Class 2	1,470,432	37,716,584	10,818,328	3,394,693
American Funds IS Asset Allocation Class 4	4,626,953	117,570,886	19,686,652	14,104,541
American Funds IS Capital World Bond Class 2	7,447	70,892	29,412	6,418
American Funds IS Growth Class 2	232,675	29,268,128	6,539,165	2,208,507
American Funds IS Growth Class 4	1,889,039	231,180,603	38,050,163	18,648,827
American Funds IS Growth-Income Class 2	254,996	17,436,639	4,488,673	1,810,132
American Funds IS Growth-Income Class 4	2,222,987	149,251,373	14,326,745	13,756,843
American Funds IS International Class 2	217,878	3,867,341	1,559,407	541,529
American Funds IS New World Fund® Class 2	166,904	4,394,587	1,972,680	296,463
BlackRock® 60/40 Target Allocation ETF V.I. Class I	2,157,042	29,443,620	8,174,488	3,445,203
BlackRock® Basic Value V.I. Class III	2,179,989	27,838,462	3,533,264	4,136,969
BlackRock® Global Allocation V.I. Class I	483,463	7,967,470	2,478,840	699,506
BlackRock® Global Allocation V.I. Class III	5,818,285	74,997,696	9,649,100	4,203,999
BNY Mellon VIF Appreciation Service Shares	219,932	7,838,382	2,794,259	348,892
DFA VA International Small Institutional Class	647,974	7,510,018	2,854,073	756,674

See Notes to Financial Statements	SA-2	See explanation of symbol on page SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT
INVESTMENTS (Continued)
DECEMBER 31, 2024

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
DFA VA International Value Institutional Class	322,620	$4,403,769	$2,217,888	$663,084
DFA VA Short-Term Fixed Institutional Class	1,080,997	10,885,642	4,461,214	1,498,343
DFA VA US Large Value Institutional Class	272,510	8,870,207	3,731,278	1,073,506
DFA VA US Targeted Value Institutional Class	258,234	5,828,335	2,189,643	444,317
Fidelity® VIP Bond Index Initial Class	3,481,598	33,109,999	13,159,531	3,073,009
Fidelity® VIP Bond Index Service Class 2	677,084	6,411,984	2,615,530	648,441
Fidelity® VIP Contrafund® Initial Class	96,768	5,606,710	3,126,657	580,017
Fidelity® VIP Contrafund® Service Class 2	2,032,235	112,789,059	19,761,508	11,136,294
Fidelity® VIP Freedom 2010 Portfolio℠ Service Class 2	163,760	1,865,232	1,077,566	325,023
Fidelity® VIP Freedom 2015 Portfolio℠ Service Class 2	242,177	2,758,400	274,978	189,339
Fidelity® VIP Freedom 2020 Portfolio℠ Service Class 2	504,163	6,347,407	1,464,057	831,992
Fidelity® VIP Freedom 2025 Portfolio℠ Initial Class	31,605	506,001	270,536	45,915
Fidelity® VIP Freedom 2025 Portfolio℠ Service Class 2	904,799	14,341,069	681,519	1,222,945
Fidelity® VIP Freedom 2030 Portfolio℠ Initial Class	37,250	610,534	144,727	207,989
Fidelity® VIP Freedom 2030 Portfolio℠ Service Class 2	1,116,841	18,170,996	4,126,858	2,861,070
Fidelity® VIP Freedom 2035 Portfolio℠ Initial Class	218,418	6,093,858	2,132,741	475,456
Fidelity® VIP Freedom 2035 Portfolio℠ Service Class 2	681,267	18,802,979	2,243,302	1,296,221
Fidelity® VIP Freedom 2040 Portfolio℠ Initial Class	246	6,709	6,956	257
Fidelity® VIP Freedom 2045 Portfolio℠ Initial Class	246,400	6,852,389	2,777,510	1,026,826
Fidelity® VIP Freedom 2045 Portfolio℠ Service Class 2	760,776	20,951,769	2,837,640	1,954,971
Fidelity® VIP Freedom 2050 Portfolio℠ Initial Class	665	16,681	17,187	524
Fidelity® VIP Freedom 2055 Portfolio℠ Initial Class	1,756	24,696	14,234	4,350
Fidelity® VIP Freedom 2065 Portfolio℠ Initial Class	864	11,911	14,051	2,194
Fidelity® VIP Freedom Income Portfolio℠ Initial Class	15,971	176,156	67,454	163,733
Fidelity® VIP Freedom Income Portfolio℠ Service Class 2	223,567	2,454,761	731,554	233,797
Fidelity® VIP Government Money Market Service Class	453,726,878	453,726,878	370,885,940	204,272,708
Fidelity® VIP Growth Initial Class	4,280	414,861	270,613	39,658
Fidelity® VIP Growth Service Class 2	795,972	73,818,414	34,788,428	20,194,168
Fidelity® VIP International Index Initial Class	3,541,396	38,353,317	16,370,465	1,330,417
Fidelity® VIP International Index Service Class 2	601,517	6,478,333	3,116,505	786,587
Fidelity® VIP Mid Cap Initial Class	174,582	6,557,305	3,631,847	1,285,640
Fidelity® VIP Mid Cap Service Class 2	1,512,059	53,647,837	24,524,266	16,326,728
Fidelity® VIP Total Market Index Initial Class	5,773,296	121,701,086	48,950,699	7,965,303
Fidelity® VIP Total Market Index Service Class 2	617,303	12,951,014	5,715,985	1,412,598
Fidelity® VIP Value Strategies Service Class 2	1,125,556	17,704,992	8,755,372	2,666,805
Templeton Foreign VIP Class 1	80,429	1,132,438	367,570	92,676
Templeton Foreign VIP Class 2	1,321,415	18,182,668	1,399,868	1,988,240
Templeton Global Bond VIP Class 1 *	78,565	947,499	747,376	208,385
Templeton Global Bond VIP Class 2 *	1,745,246	19,860,905	2,000,098	1,720,234
Goldman Sachs VIT Multi-Strategy Alternatives Institutional Shares	8,866	79,176	30,521	2,136
Janus Henderson Enterprise Institutional Shares	16,777	1,412,252	645,630	159,728
Janus Henderson Enterprise Service Shares	622,325	46,500,130	17,139,267	5,459,511
Janus Henderson Mid Cap Value Institutional Shares	13	246	262	-
Janus Henderson Overseas Institutional Shares	45,350	1,991,773	1,051,619	405,718
Janus Henderson Overseas Service Shares	752,675	31,439,252	4,647,724	1,365,685
Lazard Retirement Global Dynamic Multi-Asset Investor Shares *	25,356	331,405	56,315	41,883
Lazard Retirement Global Dynamic Multi-Asset Service Shares *	113,959	1,482,610	122,593	189,934
Lazard Retirement International Equity Service Shares	231,347	2,153,840	346,561	913,351
ClearBridge Variable Growth - Class I	32,983	478,591	411,731	226,681
ClearBridge Variable Mid Cap - Class I	119,607	2,921,993	1,417,435	700,906
ClearBridge Variable Mid Cap - Class II	625,663	15,109,764	1,711,837	857,224
ClearBridge Variable Small Cap Growth - Class I	76,796	2,126,478	973,952	547,949
Western Asset Variable Global High Yield Bond - Class I	298,988	1,805,890	1,398,202	145,730
Western Asset Variable Global High Yield Bond - Class II	136,627	859,385	345,148	161,316
LVIP American Century Inflation Protection Standard Class II	219	2,011	15,003	43,076
LVIP American Century MidCap Value Standard Class II	131,205	2,579,096	792,798	301,918
LVIP American Century MidCap Value Service Class	2,190,400	43,104,886	5,037,005	4,277,681
Lord Abbett Bond Debenture Class VC	2,875,779	29,908,106	5,932,749	1,505,101

See Notes to Financial Statements	SA-3	See explanation of symbol on page SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT
INVESTMENTS (Continued)
DECEMBER 31, 2024

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Lord Abbett Developing Growth Class VC	475,899	$13,910,536	$117,672	$1,685,756
Lord Abbett Fundamental Equity Class VC	424,154	7,791,706	855,835	623,164
Lord Abbett Total Return Class VC	7,256,350	100,790,703	22,835,748	4,598,185
M Capital Appreciation	3,044,162	74,825,492	16,424,933	23,722,671
M International Equity	7,623,927	104,524,033	20,259,678	5,913,871
M Large Cap Growth	3,061,185	101,355,824	14,851,158	8,255,580
M Large Cap Value	3,369,367	52,831,675	9,602,029	2,988,959
MFS® Blended Research® Small Cap Equity - Initial Class	5,364	55,354	45,307	32,377
MFS® Government Securities - Initial Class	6,917	73,117	86,055	77,463
MFS® New Discovery Series - Initial Class *	203,976	2,816,911	1,009,428	240,284
MFS® New Discovery Series - Service Class *	3,302,039	35,496,925	14,408,494	2,235,247
MFS® Research International - Initial Class	660	11,307	38,494	109,046
MFS® Total Return Series - Initial Class	70,953	1,651,085	713,634	362,930
MFS® Utilities Series - Initial Class	5,193	177,700	58,554	20,033
MFS® Utilities Series - Service Class	447,523	14,956,218	3,040,655	2,876,778
MFS® Value Series - Initial Class	322,677	6,979,509	2,011,824	751,029
MFS® Value Series - Service Class	1,559,933	32,774,195	5,213,307	3,198,554
Neuberger Berman Sustainable Equity Class I	153,363	6,123,789	3,851,803	600,428
PIMCO CommodityRealReturn® Strategy - Institutional Class	5,244	28,423	18,261	6,785
PIMCO Global Managed Asset Allocation - Advisor Class	752,665	7,571,813	912,019	562,560
PIMCO Global Managed Asset Allocation - Institutional Class	8,297	82,805	111,411	223,839
PIMCO Income - Administrative Class	4,822,971	47,699,186	38,727,393	1,627,602
PIMCO Long-Term U.S. Government - Institutional Class	30,866	224,398	239,405	1,732
Royce Micro-Cap Service Class	441,282	4,152,464	660,803	552,122
T. Rowe Price Blue Chip Growth - I	383,819	23,063,700	7,779,168	2,335,690
T. Rowe Price Blue Chip Growth - II	3,723,104	209,796,895	11,609,556	18,407,495
T. Rowe Price Equity Income - I	281,992	8,017,027	2,752,044	946,272
T. Rowe Price Equity Income - II	3,468,359	97,877,097	9,596,280	10,882,229
VanEck VIP Global Resources Initial Class	1,048,619	26,404,216	2,928,755	3,438,502
Vanguard® VIF Global Bond Index	59,134	1,088,663	993,033	179,356
Vanguard® VIF High Yield Bond	1,125,521	8,328,857	3,243,466	452,950
Vanguard® VIF Mid-Cap Index	2,020,491	54,229,983	18,111,330	2,035,632
Vanguard® VIF Real Estate Index	934,424	10,970,134	4,400,094	616,099
Vanguard® VIF Total Bond Market Index	463,841	4,851,776	3,576,388	393,994
Vanguard® VIF Total Stock Market Index	20,805	1,168,408	857,885	258,656

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio during the reporting period.

See Notes to Financial Statements	SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2024

	Variable Accounts
	Bond	Core	Core	Diversified	Diversified	Floating
	Plus	Income	Income	Bond	Bond	Rate Income
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$1,309	$13,164,582	$31,702	$76,292,679	$10,687,199	$30,672,634
Receivables:
Due from Pacific Life Insurance Company	-	1,204	-	14,609	66,251	117,468
Investments sold	-	-	-	-	-	-
Total Assets	1,309	13,165,786	31,702	76,307,288	10,753,450	30,790,102
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	-	1,209	-	14,579	66,257	117,476
Total Liabilities	-	1,209	-	14,579	66,257	117,476
NET ASSETS	$1,309	$13,164,577	$31,702	$76,292,709	$10,687,193	$30,672,626
Units Outstanding	132	1,062,386	3,103	4,393,718	1,122,542	1,840,089
Accumulation Unit Value	$9.92	$12.39	$10.22	$17.36	$9.52	$16.67
Cost of Investments	$1,305	$12,596,696	$30,322	$79,171,789	$10,681,776	$24,386,859

	Floating	High Yield	High Yield	Inflation	Inflation	Intermediate
	Rate Income	Bond	Bond	Managed	Managed	Bond
	Class P	Class I	Class P	Class I	Class P	Class P
ASSETS
Investments in mutual funds, at value	$2,663,651	$84,782,486	$2,231,690	$77,374,153	$2,701,677	$3,921,911
Receivables:
Due from Pacific Life Insurance Company	74,463	236,511	1	25,843	4,914	11,867
Investments sold	-	-	-	-	-	-
Total Assets	2,738,114	85,018,997	2,231,691	77,399,996	2,706,591	3,933,778
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	74,462	236,377	-	25,932	4,915	11,865
Total Liabilities	74,462	236,377	-	25,932	4,915	11,865
NET ASSETS	$2,663,652	$84,782,620	$2,231,691	$77,374,064	$2,701,676	$3,921,913
Units Outstanding	195,165	845,317	177,964	1,085,122	242,082	377,976
Accumulation Unit Value	$13.65	$100.30	$12.54	$71.30	$11.16	$10.38
Cost of Investments	$2,433,426	$73,801,272	$2,037,165	$69,717,983	$2,600,094	$3,784,696

	Managed	Managed	Short Duration	Short Duration	Emerging	Emerging
	Bond	Bond	Bond	Bond	Markets Debt	Markets Debt
	Class I	Class P	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$284,549,032	$11,072,293	$83,269,481	$5,788,265	$6,172,497	$199,665
Receivables:
Due from Pacific Life Insurance Company	282,867	3,531	-	5,568	-	-
Investments sold	-	-	7,008	-	-	-
Total Assets	284,831,899	11,075,824	83,276,489	5,793,833	6,172,497	199,665
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	6,836	-	7	-
Investments purchased	282,842	3,526	-	5,569	-	-
Total Liabilities	282,842	3,526	6,836	5,569	7	-
NET ASSETS	$284,549,057	$11,072,298	$83,269,653	$5,788,264	$6,172,490	$199,665
Units Outstanding	3,753,951	1,089,785	5,564,438	525,208	454,992	18,494
Accumulation Unit Value	$75.80	$10.16	$14.96	$11.02	$13.57	$10.80
Cost of Investments	$260,502,465	$10,746,381	$77,627,439	$5,364,938	$5,627,812	$177,867

See Notes to Financial Statements	SA-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2024

	Variable Accounts
	Dividend	Dividend	Equity	Equity	Focused
	Growth	Growth	Index	Index	Growth	Growth
	Class I	Class P	Class I	Class P	Class I	Class I
ASSETS
Investments in mutual funds, at value	$117,330,569	$5,045,954	$1,312,383,738	$376,108,535	$51,960,238	$379,779,561
Receivables:
Due from Pacific Life Insurance Company	10,972	-	-	2,343,345	-	-
Investments sold	-	-	61,884,791	-	29,687	100,354
Total Assets	117,341,541	5,045,954	1,374,268,529	378,451,880	51,989,925	379,879,915
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	2	61,884,745	-	29,661	100,139
Investments purchased	10,754	-	-	2,343,609	-	-
Total Liabilities	10,754	2	61,884,745	2,343,609	29,661	100,139
NET ASSETS	$117,330,787	$5,045,952	$1,312,383,784	$376,108,271	$51,960,264	$379,779,776
Units Outstanding	1,800,024	275,103	4,322,692	16,765,768	581,569	1,264,655
Accumulation Unit Value	$65.18	$18.34	$303.60	$22.43	$89.34	$300.30
Cost of Investments	$54,545,308	$4,169,072	$452,372,826	$290,967,907	$22,011,085	$118,285,229

		Hedged	Large-Cap	Large-Cap	Large-Cap	Large-Cap
	Growth	Equity	Core	Core	Growth	Growth
	Class P	Class P	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$10,255,298	$9,059,699	$271,643,122	$4,202,089	$93,578,617	$1,905,833
Receivables:
Due from Pacific Life Insurance Company	25,531	10,563	-	285	-	1,861
Investments sold	-	-	51,512	-	238,500	-
Total Assets	10,280,829	9,070,262	271,694,634	4,202,374	93,817,117	1,907,694
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	51,472	-	238,401	-
Investments purchased	25,540	10,562	-	285	-	1,860
Total Liabilities	25,540	10,562	51,472	285	238,401	1,860
NET ASSETS	$10,255,289	$9,059,700	$271,643,162	$4,202,089	$93,578,716	$1,905,834
Units Outstanding	459,993	679,297	1,038,179	205,757	1,939,924	107,243
Accumulation Unit Value	$22.29	$13.34	$261.65	$20.42	$48.24	$17.77
Cost of Investments	$7,227,988	$7,756,810	$83,390,928	$3,428,378	$56,338,857	$1,286,315

	Large-Cap					Mid-Cap
	Plus Bond	Large-Cap	Large-Cap	Mid-Cap	Mid-Cap	Plus Bond
	Alpha	Value	Value	Growth	Growth	Alpha
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$16,932	$165,366,537	$4,334,840	$78,748,607	$1,597,304	$141,764,328
Receivables:
Due from Pacific Life Insurance Company	-	-	135	-	309	21,109
Investments sold	-	290,406	-	4,047	-	-
Total Assets	16,932	165,656,943	4,334,975	78,752,654	1,597,613	141,785,437
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	289,577	-	4,341	-	-
Investments purchased	-	-	136	-	309	20,571
Total Liabilities	-	289,577	136	4,341	309	20,571
NET ASSETS	$16,932	$165,367,366	$4,334,839	$78,748,313	$1,597,304	$141,764,866
Units Outstanding	1,644	2,692,706	246,248	1,812,945	95,770	1,421,298
Accumulation Unit Value	$10.30	$61.41	$17.60	$43.44	$16.68	$99.74
Cost of Investments	$17,370	$78,841,708	$3,666,777	$74,810,605	$1,498,922	$77,471,236

See Notes to Financial Statements	SA-6

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2024

	Variable Accounts
	Mid-Cap			QQQ	QQQ
	Plus Bond	Mid-Cap	Mid-Cap	Plus Bond	Plus Bond	Small-Cap
	Alpha	Value	Value	Alpha	Alpha	Equity
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$89,888	$25,443,551	$1,138,682	$13,057	$104,045	$34,968,424
Receivables:
Due from Pacific Life Insurance Company	1	130,104	351	-	-	5,286
Investments sold	-	-	-	-	-	-
Total Assets	89,889	25,573,655	1,139,033	13,057	104,045	34,973,710
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	-	130,152	350	-	-	5,152
Total Liabilities	-	130,152	350	-	-	5,152
NET ASSETS	$89,889	$25,443,503	$1,138,683	$13,057	$104,045	$34,968,558
Units Outstanding	5,083	399,185	62,832	1,238	9,865	665,110
Accumulation Unit Value	$17.68	$63.74	$18.12	$10.54	$10.55	$52.58
Cost of Investments	$90,032	$17,066,356	$971,648	$12,448	$105,276	$25,415,693

					Small-Cap
	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Plus Bond	Small-Cap
	Equity	Growth	Index	Index	Alpha	Value
	Class P	Class I	Class I	Class P	Class P	Class I
ASSETS
Investments in mutual funds, at value	$1,097,685	$22,746,400	$253,870,011	$42,861,487	$67,158	$70,650,532
Receivables:
Due from Pacific Life Insurance Company	-	125	-	473,230	-	185,960
Investments sold	-	63	9,270,718	-	-	-
Total Assets	1,097,685	22,746,588	263,140,729	43,334,717	67,158	70,836,492
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1	-	9,271,431	-	-	-
Investments purchased	-	-	-	473,256	-	185,886
Total Liabilities	1	-	9,271,431	473,256	-	185,886
NET ASSETS	$1,097,684	$22,746,588	$253,869,298	$42,861,461	$67,158	$70,650,606
Units Outstanding	64,345	460,949	3,984,459	2,663,500	6,614	950,997
Accumulation Unit Value	$17.06	$49.35	$63.71	$16.09	$10.15	$74.29
Cost of Investments	$959,367	$8,282,858	$155,384,071	$37,619,579	$66,972	$48,204,456

	Small-Cap			Value	Value	Emerging
	Value	Value	Value	Advantage	Advantage	Markets
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$1,549,211	$69,928,032	$493,859	$10,908,087	$2,229,540	$123,160,554
Receivables:
Due from Pacific Life Insurance Company	10,435	-	212	857	9,557	-
Investments sold	-	15,165	-	-	-	7,854,424
Total Assets	1,559,646	69,943,197	494,071	10,908,944	2,239,097	131,014,978
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	14,775	-	-	-	7,854,643
Investments purchased	10,435	-	212	856	9,557	-
Total Liabilities	10,435	14,775	212	856	9,557	7,854,643
NET ASSETS	$1,549,211	$69,928,422	$493,859	$10,908,088	$2,229,540	$123,160,335
Units Outstanding	99,329	1,906,982	32,641	364,751	125,215	2,527,954
Accumulation Unit Value	$15.60	$36.67	$15.13	$29.91	$17.81	$48.72
Cost of Investments	$1,392,477	$41,237,935	$428,711	$8,655,184	$1,820,862	$116,939,234

See Notes to Financial Statements	SA-7

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2024

	Variable Accounts
		International	International
		Equity	Equity
	Emerging	Plus Bond	Plus Bond	International	International	International
	Markets	Alpha	Alpha	Growth	Large-Cap	Large-Cap
	Class P	Class I	Class P	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$4,978,794	$6,490	$12	$576,445	$244,739,265	$7,373,177
Receivables:
Due from Pacific Life Insurance Company	700	-	-	-	-	1,921
Investments sold	-	-	-	-	17,671,841	-
Total Assets	4,979,494	6,490	12	576,445	262,411,106	7,375,098
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	17,672,087	-
Investments purchased	697	-	-	-	-	1,923
Total Liabilities	697	-	-	-	17,672,087	1,923
NET ASSETS	$4,978,797	$6,490	$12	$576,445	$244,739,019	$7,373,175
Units Outstanding	487,208	669	1	47,864	8,532,974	487,150
Accumulation Unit Value	$10.22	$9.70	$9.70	$12.04	$28.68	$15.14
Cost of Investments	$5,153,674	$6,436	$12	$539,990	$151,638,823	$6,740,666

	International	International	International	Health	Health	Real
	Small-Cap	Small-Cap	Value	Sciences	Sciences	Estate
	Class I	Class P	Class I	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$38,371,771	$1,486,570	$148,899,787	$82,189,398	$2,357,908	$91,957,930
Receivables:
Due from Pacific Life Insurance Company	59,627	729	-	-	4,600	411,723
Investments sold	-	-	188,735	143,559	-	-
Total Assets	38,431,398	1,487,299	149,088,522	82,332,957	2,362,508	92,369,653
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	188,780	143,495	-	-
Investments purchased	59,555	730	-	-	4,602	411,851
Total Liabilities	59,555	730	188,780	143,495	4,602	411,851
NET ASSETS	$38,371,843	$1,486,569	$148,899,742	$82,189,462	$2,357,906	$91,957,802
Units Outstanding	1,983,171	107,801	3,356,595	742,237	149,919	886,451
Accumulation Unit Value	$19.35	$13.79	$44.36	$110.73	$15.73	$103.74
Cost of Investments	$32,465,930	$1,402,228	$90,374,419	$47,604,595	$2,196,301	$61,675,930

					ESG	PSF Avantis
	Real			ESG	Diversified	Balanced
	Estate	Technology	Technology	Diversified	Growth	Allocation
	Class P	Class I	Class P	Class P	Class P	Class D
ASSETS
Investments in mutual funds, at value	$207,670	$64,776,245	$4,510,540	$1,262,199	$3,770,880	$11,577,866
Receivables:
Due from Pacific Life Insurance Company	1	-	9,305	94,294	23,125	-
Investments sold	-	170,108	-	-	-	15,720
Total Assets	207,671	64,946,353	4,519,845	1,356,493	3,794,005	11,593,586
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	170,317	-	-	-	15,717
Investments purchased	-	-	9,306	94,294	23,125	-
Total Liabilities	-	170,317	9,306	94,294	23,125	15,717
NET ASSETS	$207,671	$64,776,036	$4,510,539	$1,262,199	$3,770,880	$11,577,869
Units Outstanding	16,040	1,653,636	177,849	108,335	298,098	635,810
Accumulation Unit Value	$12.95	$39.17	$25.36	$11.65	$12.65	$18.21
Cost of Investments	$190,701	$33,765,506	$3,208,413	$1,199,412	$3,405,958	$9,116,088

See Notes to Financial Statements	SA-8

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2024

	Variable Accounts
		Pacific	Pacific	Pacific	Pacific
	PSF Avantis	Dynamix -	Dynamix -	Dynamix -	Dynamix -	Pacific
	Balanced	Conservative	Conservative	Moderate	Moderate	Dynamix -
	Allocation	Growth	Growth	Growth	Growth	Growth
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$1,213,157	$16,104,377	$15,158,583	$76,428,526	$76,910,613	$140,382,194
Receivables:
Due from Pacific Life Insurance Company	-	-	15,414	-	304,218	-
Investments sold	-	17,348	-	262,110	-	8,833
Total Assets	1,213,157	16,121,725	15,173,997	76,690,636	77,214,831	140,391,027
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	17,355	-	262,139	-	8,798
Investments purchased	-	-	15,411	-	304,250	-
Total Liabilities	-	17,355	15,411	262,139	304,250	8,798
NET ASSETS	$1,213,157	$16,104,370	$15,158,586	$76,428,497	$76,910,581	$140,382,229
Units Outstanding	84,952	615,065	1,178,552	2,234,864	5,317,610	3,291,874
Accumulation Unit Value	$14.28	$26.18	$12.86	$34.20	$14.46	$42.65
Cost of Investments	$1,018,160	$12,699,861	$13,739,498	$50,936,813	$65,086,351	$92,289,251

		Pacific	Pacific			Portfolio
	Pacific	Dynamix -	Dynamix -	Portfolio	Portfolio	Optimization
	Dynamix -	Aggressive	Aggressive	Optimization	Optimization	Moderate-
	Growth	Growth	Growth	Conservative	Conservative	Conservative
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$78,606,887	$170,173	$2,112,583	$11,894,857	$18,513	$47,732,301
Receivables:
Due from Pacific Life Insurance Company	54,180	-	67,315	677	-	72
Investments sold	-	-	-	-	-	-
Total Assets	78,661,067	170,173	2,179,898	11,895,534	18,513	47,732,373
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	54,149	-	67,315	709	-	38
Total Liabilities	54,149	-	67,315	709	-	38
NET ASSETS	$78,606,918	$170,173	$2,112,583	$11,894,825	$18,513	$47,732,335
Units Outstanding	5,042,309	15,236	188,848	748,384	1,634	2,541,092
Accumulation Unit Value	$15.59	$11.17	$11.19	$15.89	$11.33	$18.78
Cost of Investments	$67,417,229	$165,311	$2,092,782	$10,645,345	$16,443	$32,585,044

	Portfolio					Portfolio
	Optimization	Portfolio	Portfolio	Portfolio	Portfolio	Optimization
	Moderate -	Optimization	Optimization	Optimization	Optimization	Aggressive-
	Conservative	Moderate	Moderate	Growth	Growth	Growth
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$232,415	$236,740,167	$881,370	$391,039,571	$4,625,566	$200,894,642
Receivables:
Due from Pacific Life Insurance Company	-	6,091	780	-	624	-
Investments sold	-	-	-	496,730	-	13,576
Total Assets	232,415	236,746,258	882,150	391,536,301	4,626,190	200,908,218
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	496,819	-	13,940
Investments purchased	-	5,686	780	-	624	-
Total Liabilities	-	5,686	780	496,819	624	13,940
NET ASSETS	$232,415	$236,740,572	$881,370	$391,039,482	$4,625,566	$200,894,278
Units Outstanding	18,748	10,748,719	64,838	15,962,645	325,007	7,677,736
Accumulation Unit Value	$12.40	$22.03	$13.59	$24.50	$14.23	$26.17
Cost of Investments	$204,702	$130,042,030	$742,669	$188,233,596	$4,031,042	$99,810,551
See Notes to Financial Statements	SA-9

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2024

	Variable Accounts
	Portfolio	Invesco V.I.
	Optimization	Discovery	Invesco V.I.	Invesco V.I.
	Aggressive-	Mid Cap	EQV International	EQV International	Invesco V.I.	Invesco V.I.
	Growth	Growth	Equity	Equity	Global	Global
	Class P	Series I	Series I	Series II	Series I	Series II
ASSETS
Investments in mutual funds, at value	$3,073,964	$6,431	$2,538,151	$32,262,322	$3,313,805	$16,715,473
Receivables:
Due from Pacific Life Insurance Company	76	-	897	-	525	50,274
Investments sold	-	-	-	15,935	-	-
Total Assets	3,074,040	6,431	2,539,048	32,278,257	3,314,330	16,765,747
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	15,960	-	-
Investments purchased	78	-	897	-	525	49,441
Total Liabilities	78	-	897	15,960	525	49,441
NET ASSETS	$3,073,962	$6,431	$2,538,151	$32,262,297	$3,313,805	$16,716,306
Units Outstanding	207,205	368	194,035	1,735,026	181,858	569,122
Accumulation Unit Value	$14.84	$17.50	$13.08	$18.59	$18.22	$29.37
Cost of Investments	$2,532,518	$5,855	$2,517,948	$34,499,436	$3,328,660	$17,041,231

		American Funds
	Invesco V.I.	IS American			American Funds
	Main Street	High-Income	American Funds	American Funds	IS Capital	American Funds
	Small Cap Fund	Trust	IS Asset Allocation	IS Asset Allocation	World Bond	IS Growth
	Series I	Class 2	Class 2	Class 4	Class 2	Class 2
ASSETS
Investments in mutual funds, at value	$16,503,006	$2,542,798	$37,716,584	$117,570,886	$70,892	$29,268,128
Receivables:
Due from Pacific Life Insurance Company	41,892	21,894	75,859	234,364	-	24,204
Investments sold	-	-	-	-	-	-
Total Assets	16,544,898	2,564,692	37,792,443	117,805,250	70,892	29,292,332
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	41,893	21,895	75,835	234,355	-	24,190
Total Liabilities	41,893	21,895	75,835	234,355	-	24,190
NET ASSETS	$16,503,005	$2,542,797	$37,716,608	$117,570,895	$70,892	$29,268,142
Units Outstanding	889,496	188,125	2,318,621	2,462,334	7,225	1,066,048
Accumulation Unit Value	$18.55	$13.52	$16.27	$47.75	$9.81	$27.45
Cost of Investments	$15,048,106	$2,519,499	$35,084,694	$107,761,494	$71,174	$22,158,717

						BlackRock
	American Funds	American Funds	American Funds	American Funds	American Funds IS	60/40 Target
	IS Growth	IS Growth-Income	IS Growth-Income	IS International	New World Fund	Allocation ETF
	Class 4	Class 2	Class 4	Class 2	Class 2	V.I. Class I
ASSETS
Investments in mutual funds, at value	$231,180,603	$17,436,639	$149,251,373	$3,867,341	$4,394,587	$29,443,620
Receivables:
Due from Pacific Life Insurance Company	-	61,070	18,445	1,474	11,034	4,844
Investments sold	166,193	-	-	-	-	-
Total Assets	231,346,796	17,497,709	149,269,818	3,868,815	4,405,621	29,448,464
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	166,281	-	-	-	-	-
Investments purchased	-	61,074	18,470	1,477	11,034	4,850
Total Liabilities	166,281	61,074	18,470	1,477	11,034	4,850
NET ASSETS	$231,180,515	$17,436,635	$149,251,348	$3,867,338	$4,394,587	$29,443,614
Units Outstanding	2,407,033	841,908	2,428,566	320,173	311,273	1,588,759
Accumulation Unit Value	$96.04	$20.71	$61.46	$12.08	$14.12	$18.53
Cost of Investments	$162,122,477	$14,445,721	$107,727,626	$3,915,857	$4,286,121	$28,832,921

See Notes to Financial Statements	SA-10

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2024

	Variable Accounts
					DFA VA	DFA VA
		BlackRock	BlackRock		International	International
	BlackRock	Global	Global	BNY Mellon	Small	Value
	Basic Value	Allocation	Allocation	VIF Appreciation	Institutional	Institutional
	V.I. Class III	V.I. Class I	V.I. Class III	Service Shares	Class	Class
ASSETS
Investments in mutual funds, at value	$27,838,462	$7,967,470	$74,997,696	$7,838,382	$7,510,018	$4,403,769
Receivables:
Due from Pacific Life Insurance Company	-	2,252	-	7,164	7,328	5,097
Investments sold	53,199	-	128,626	-	-	-
Total Assets	27,891,661	7,969,722	75,126,322	7,845,546	7,517,346	4,408,866
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	53,162	-	128,647	-	-	-
Investments purchased	-	2,256	-	7,166	7,327	5,097
Total Liabilities	53,162	2,256	128,647	7,166	7,327	5,097
NET ASSETS	$27,838,499	$7,967,466	$74,997,675	$7,838,380	$7,510,019	$4,403,769
Units Outstanding	690,808	549,127	2,281,632	225,841	514,017	270,266
Accumulation Unit Value	$40.30	$14.51	$32.87	$34.71	$14.61	$16.29
Cost of Investments	$29,052,251	$7,854,999	$82,752,742	$7,258,293	$7,570,571	$4,288,730

	DFA VA	DFA VA	DFA VA US
	Short-Term Fixed	US Large Value	Targeted Value	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Institutional	Institutional	Institutional	Bond Index	Bond Index	Contrafund
	Class	Class	Class	Initial Class	Service Class 2	Initial Class
ASSETS
Investments in mutual funds, at value	$10,885,642	$8,870,207	$5,828,335	$33,109,999	$6,411,984	$5,606,710
Receivables:
Due from Pacific Life Insurance Company	63,690	58,675	5,888	138,970	65,870	8,052
Investments sold	-	-	-	-	-	-
Total Assets	10,949,332	8,928,882	5,834,223	33,248,969	6,477,854	5,614,762
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	63,703	58,681	5,889	138,954	65,868	8,051
Total Liabilities	63,703	58,681	5,889	138,954	65,868	8,051
NET ASSETS	$10,885,629	$8,870,201	$5,828,334	$33,110,015	$6,411,986	$5,606,711
Units Outstanding	996,291	505,178	271,451	3,607,598	668,033	229,032
Accumulation Unit Value	$10.93	$17.56	$21.47	$9.18	$9.60	$24.48
Cost of Investments	$10,937,846	$8,711,263	$5,674,178	$33,214,477	$6,544,187	$4,905,973

		Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Fidelity VIP	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2025
	Contrafund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Initial Class	Service Class 2
ASSETS
Investments in mutual funds, at value	$112,789,059	$1,865,232	$2,758,400	$6,347,407	$506,001	$14,341,069
Receivables:
Due from Pacific Life Insurance Company	166,072	-	-	423	-	2,093
Investments sold	-	-	-	-	-	-
Total Assets	112,955,131	1,865,232	2,758,400	6,347,830	506,001	14,343,162
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	2	13	-	-	-
Investments purchased	166,355	-	-	413	-	2,073
Total Liabilities	166,355	2	13	413	-	2,073
NET ASSETS	$112,788,776	$1,865,230	$2,758,387	$6,347,417	$506,001	$14,341,089
Units Outstanding	1,432,968	89,584	124,736	276,695	37,653	574,886
Accumulation Unit Value	$78.71	$20.82	$22.11	$22.94	$13.44	$24.95
Cost of Investments	$80,535,136	$1,958,897	$3,035,636	$6,666,054	$475,396	$13,614,132

See Notes to Financial Statements	SA-11

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2024

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2030	Freedom 2030	Freedom 2035	Freedom 2035	Freedom 2040	Freedom 2045
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class	Initial Class
ASSETS
Investments in mutual funds, at value	$610,534	$18,170,996	$6,093,858	$18,802,979	$6,709	$6,852,389
Receivables:
Due from Pacific Life Insurance Company	-	5,633	9,661	1,483	-	10,713
Investments sold	-	-	-	-	-	-
Total Assets	610,534	18,176,629	6,103,519	18,804,462	6,709	6,863,102
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1	-	-	-	-	-
Investments purchased	-	5,617	9,659	1,457	-	10,707
Total Liabilities	1	5,617	9,659	1,457	-	10,707
NET ASSETS	$610,533	$18,171,012	$6,093,860	$18,803,005	$6,709	$6,852,395
Units Outstanding	40,632	705,510	373,986	640,376	540	389,047
Accumulation Unit Value	$15.03	$25.76	$16.29	$29.36	$12.43	$17.61
Cost of Investments	$548,975	$16,972,909	$5,346,565	$16,535,284	$6,698	$6,019,004

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2045	Freedom 2050	Freedom 2055	Freedom 2065	Freedom Income	Freedom Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Initial Class	Initial Class	Initial Class	Initial Class	Service Class 2
ASSETS
Investments in mutual funds, at value	$20,951,769	$16,681	$24,696	$11,911	$176,156	$2,454,761
Receivables:
Due from Pacific Life Insurance Company	2,857	-	-	-	39	2
Investments sold	-	-	-	-	-	-
Total Assets	20,954,626	16,681	24,696	11,911	176,195	2,454,763
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	2,856	-	-	-	39	-
Total Liabilities	2,856	-	-	-	39	-
NET ASSETS	$20,951,770	$16,681	$24,696	$11,911	$176,156	$2,454,763
Units Outstanding	656,280	1,328	1,908	920	15,135	138,764
Accumulation Unit Value	$31.93	$12.56	$12.95	$12.94	$11.64	$17.69
Cost of Investments	$17,665,927	$16,661	$22,853	$11,857	$177,267	$2,511,638

	Fidelity VIP
	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Money Market	Growth	Growth	International Index	International Index	Mid Cap
	Service Class	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
ASSETS
Investments in mutual funds, at value	$453,726,878	$414,861	$73,818,414	$38,353,317	$6,478,333	$6,557,305
Receivables:
Due from Pacific Life Insurance Company	109,283,464	-	19,047	237,966	67,035	67,014
Investments sold	-	-	-	-	-	-
Total Assets	563,010,342	414,861	73,837,461	38,591,283	6,545,368	6,624,319
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	109,283,600	-	19,002	237,982	67,033	67,013
Total Liabilities	109,283,600	-	19,002	237,982	67,033	67,013
NET ASSETS	$453,726,742	$414,861	$73,818,459	$38,353,301	$6,478,335	$6,557,306
Units Outstanding	38,912,933	19,346	783,406	2,784,248	471,263	338,755
Accumulation Unit Value	$11.66	$21.44	$94.23	$13.78	$13.75	$19.36
Cost of Investments	$453,726,878	$399,318	$72,890,693	$37,255,709	$6,166,406	$6,586,304

See Notes to Financial Statements	SA-12

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2024

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Templeton	Templeton
	Mid Cap	Total Market Index	Total Market Index	Value Strategies	Foreign	Foreign
	Service Class 2	Initial Class	Service Class 2	Service Class 2	VIP Class 1	VIP Class 2
ASSETS
Investments in mutual funds, at value	$53,647,837	$121,701,086	$12,951,014	$17,704,992	$1,132,438	$18,182,668
Receivables:
Due from Pacific Life Insurance Company	195,278	1,654,417	371	6,735	576	10,879
Investments sold	-	-	-	-	-	-
Total Assets	53,843,115	123,355,503	12,951,385	17,711,727	1,133,014	18,193,547
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	195,054	1,654,377	372	6,729	576	10,000
Total Liabilities	195,054	1,654,377	372	6,729	576	10,000
NET ASSETS	$53,648,061	$121,701,126	$12,951,013	$17,704,998	$1,132,438	$18,183,547
Units Outstanding	949,373	5,966,775	604,726	361,741	85,990	1,197,983
Accumulation Unit Value	$56.51	$20.40	$21.42	$48.94	$13.17	$15.18
Cost of Investments	$51,311,151	$98,250,525	$10,367,558	$18,212,378	$1,091,903	$17,316,314

			Goldman Sachs			Janus
			VIT Multi-Strategy	Janus	Janus	Henderson
	Templeton	Templeton	Alternatives	Henderson	Henderson	Mid Cap Value
	Global Bond	Global Bond	Institutional	Enterprise	Enterprise	Institutional
	VIP Class 1	VIP Class 2	Shares	Institutional Shares	Service Shares	Shares
ASSETS
Investments in mutual funds, at value	$947,499	$19,860,905	$79,176	$1,412,252	$46,500,130	$246
Receivables:
Due from Pacific Life Insurance Company	10,153	255	-	841	-	-
Investments sold	-	-	-	-	10,291	-
Total Assets	957,652	19,861,160	79,176	1,413,093	46,510,421	246
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	10,296	-
Investments purchased	10,152	216	-	842	-	-
Total Liabilities	10,152	216	-	842	10,296	-
NET ASSETS	$947,500	$19,860,944	$79,176	$1,412,251	$46,500,125	$246
Units Outstanding	118,273	1,967,675	7,479	80,870	770,380	13
Accumulation Unit Value	$8.01	$10.09	$10.59	$17.46	$60.36	$18.55
Cost of Investments	$1,032,787	$26,140,075	$79,984	$1,275,952	$45,034,419	$262

	Janus	Janus	Lazard Retirement	Lazard Retirement	Lazard Retirement	ClearBridge
	Henderson	Henderson	Global Dynamic	Global Dynamic	International	Variable
	Overseas	Overseas	Multi-Asset	Multi-Asset	Equity	Growth -
	Institutional Shares	Service Shares	Investor Shares	Service Shares	Service Shares	Class I
ASSETS
Investments in mutual funds, at value	$1,991,773	$31,439,252	$331,405	$1,482,610	$2,153,840	$478,591
Receivables:
Due from Pacific Life Insurance Company	80	239,212	-	2	2	212
Investments sold	-	-	-	-	-	-
Total Assets	1,991,853	31,678,464	331,405	1,482,612	2,153,842	478,803
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	1	-	-	-
Investments purchased	80	239,457	-	-	-	213
Total Liabilities	80	239,457	1	-	-	213
NET ASSETS	$1,991,773	$31,439,007	$331,404	$1,482,612	$2,153,842	$478,590
Units Outstanding	117,574	1,907,400	27,195	95,165	172,221	31,217
Accumulation Unit Value	$16.94	$16.48	$12.19	$15.58	$12.51	$15.33
Cost of Investments	$1,874,945	$26,689,738	$327,801	$1,445,875	$2,135,731	$561,461

See Notes to Financial Statements	SA-13

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2024

	Variable Accounts
			ClearBridge			LVIP American
	ClearBridge	ClearBridge	Variable	Western Asset	Western Asset	Century
	Variable	Variable	Small Cap	Variable Global	Variable Global	Inflation
	Mid Cap -	Mid Cap -	Growth -	High Yield Bond -	High Yield Bond -	Protection
	Class I	Class II	Class I	Class I	Class II	Standard Class II
ASSETS
Investments in mutual funds, at value	$2,921,993	$15,109,764	$2,126,478	$1,805,890	$859,385	$2,011
Receivables:
Due from Pacific Life Insurance Company	1,270	56,025	225	-	49	-
Investments sold	-	-	-	-	-	-
Total Assets	2,923,263	15,165,789	2,126,703	1,805,890	859,434	2,011
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	1	-	-
Investments purchased	1,268	56,055	226	-	46	-
Total Liabilities	1,268	56,055	226	1	46	-
NET ASSETS	$2,921,995	$15,109,734	$2,126,477	$1,805,889	$859,388	$2,011
Units Outstanding	189,484	439,739	139,657	159,019	63,225	188
Accumulation Unit Value	$15.42	$34.36	$15.23	$11.36	$13.59	$10.67
Cost of Investments	$2,784,267	$13,496,671	$2,044,996	$1,802,061	$913,992	$2,025

	LVIP	LVIP
	American	American	Lord Abbett	Lord Abbett	Lord Abbett
	Century	Century	Bond	Developing	Fundamental	Lord Abbett
	MidCap Value	MidCap Value	Debenture	Growth	Equity	Total Return
	Standard Class II	Service Class	Class VC	Class VC	Class VC	Class VC
ASSETS
Investments in mutual funds, at value	$2,579,096	$43,104,886	$29,908,106	$13,910,536	$7,791,706	$100,790,703
Receivables:
Due from Pacific Life Insurance Company	21,438	-	3,823	-	83	16,475
Investments sold	-	50,038	-	-	-	-
Total Assets	2,600,534	43,154,924	29,911,929	13,910,536	7,791,789	100,807,178
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	50,047	-	249	-	-
Investments purchased	21,440	-	3,823	-	79	16,522
Total Liabilities	21,440	50,047	3,823	249	79	16,522
NET ASSETS	$2,579,094	$43,104,877	$29,908,106	$13,910,287	$7,791,710	$100,790,656
Units Outstanding	157,479	1,259,678	2,051,151	377,891	222,141	8,416,317
Accumulation Unit Value	$16.38	$34.22	$14.58	$36.81	$35.08	$11.98
Cost of Investments	$2,673,620	$43,845,945	$32,906,444	$21,881,962	$6,898,434	$111,150,974

					MFS Blended	MFS
					Research	Global
	M Capital	M International	M Large Cap	M Large Cap	Small Cap Equity -	Real Estate -
	Appreciation	Equity	Growth	Value	Initial Class	Initial Class (1)
ASSETS
Investments in mutual funds, at value	$74,825,492	$104,524,033	$101,355,824	$52,831,675	$55,354	$-
Receivables:
Due from Pacific Life Insurance Company	-	289,416	3,215	522,180	-	-
Investments sold	13,251,753	-	-	-	-	-
Total Assets	88,077,245	104,813,449	101,359,039	53,353,855	55,354	-
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	13,251,303	-	-	-	-	-
Investments purchased	-	289,520	3,225	522,649	-	-
Total Liabilities	13,251,303	289,520	3,225	522,649	-	-
NET ASSETS	$74,825,942	$104,523,929	$101,355,814	$52,831,206	$55,354	$-
Units Outstanding	458,704	2,188,481	649,633	996,187	2,991	-
Accumulation Unit Value	$163.12	$47.76	$156.02	$53.03	$18.51	See Note (1)
Cost of Investments	$76,507,492	$95,220,813	$87,430,725	$46,091,592	$51,212	$-

(1) All units were fully redeemed or transferred prior to December 31, 2024 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-14

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2024

	Variable Accounts
	MFS	MFS	MFS	MFS	MFS	MFS
	Government	New Discovery	New Discovery	Research	Total Return	Utilities
	Securities -	Series -	Series -	International -	Series -	Series -
	Initial Class	Initial Class	Service Class	Initial Class	Initial Class	Initial Class
ASSETS
Investments in mutual funds, at value	$73,117	$2,816,911	$35,496,925	$11,307	$1,651,085	$177,700
Receivables:
Due from Pacific Life Insurance Company	-	455	-	-	455	1
Investments sold	-	-	52,310	-	-	-
Total Assets	73,117	2,817,366	35,549,235	11,307	1,651,540	177,701
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	52,329	-	-	-
Investments purchased	-	454	-	-	455	-
Total Liabilities	-	454	52,329	-	455	-
NET ASSETS	$73,117	$2,816,912	$35,496,906	$11,307	$1,651,085	$177,701
Units Outstanding	8,035	195,753	837,010	784	113,203	12,440
Accumulation Unit Value	$9.10	$14.39	$42.41	$14.42	$14.59	$14.28
Cost of Investments	$73,052	$2,965,883	$45,340,656	$10,292	$1,713,262	$175,244

					PIMCO
	MFS	MFS	MFS	Neuberger Berman	Commodity-	PIMCO
	Utilities	Value	Value	Sustainable	RealReturn	Global Managed
	Series -	Series -	Series -	Equity	Strategy -	Asset Allocation -
	Service Class	Initial Class	Service Class	Class I	Institutional Class	Advisor Class
ASSETS
Investments in mutual funds, at value	$14,956,218	$6,979,509	$32,774,195	$6,123,789	$28,423	$7,571,813
Receivables:
Due from Pacific Life Insurance Company	51,575	603	121,492	152,645	-	1
Investments sold	-	-	-	-	-	-
Total Assets	15,007,793	6,980,112	32,895,687	6,276,434	28,423	7,571,814
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	51,534	603	121,472	152,645	-	146
Total Liabilities	51,534	603	121,472	152,645	-	146
NET ASSETS	$14,956,259	$6,979,509	$32,774,215	$6,123,789	$28,423	$7,571,668
Units Outstanding	489,509	421,417	1,496,529	155,511	1,469	451,881
Accumulation Unit Value	$30.55	$16.56	$21.90	$39.38	$19.34	$16.76
Cost of Investments	$15,216,126	$7,079,553	$31,522,877	$5,312,648	$29,801	$7,913,376

	PIMCO Global		PIMCO
	Managed Asset		Long-Term U.S.
	Allocation -	PIMCO Income -	Government -	Royce	T. Rowe Price	T. Rowe Price
	Institutional	Administrative	Institutional	Micro-Cap	Blue Chip	Blue Chip
	Class	Class	Class	Service Class	Growth - I	Growth - II
ASSETS
Investments in mutual funds, at value	$82,805	$47,699,186	$224,398	$4,152,464	$23,063,700	$209,796,895
Receivables:
Due from Pacific Life Insurance Company	1	32,170	-	-	85,867	158,048
Investments sold	-	-	-	-	-	-
Total Assets	82,806	47,731,356	224,398	4,152,464	23,149,567	209,954,943
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	33	-	-
Investments purchased	-	32,182	-	38	85,868	158,430
Total Liabilities	-	32,182	-	71	85,868	158,430
NET ASSETS	$82,806	$47,699,174	$224,398	$4,152,393	$23,063,699	$209,796,513
Units Outstanding	5,670	3,799,726	21,818	166,319	1,061,249	2,378,852
Accumulation Unit Value	$14.60	$12.55	$10.29	$24.97	$21.73	$88.19
Cost of Investments	$75,515	$47,784,694	$237,651	$4,571,697	$17,551,912	$130,709,127

See Notes to Financial Statements	SA-15

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2024

	Variable Accounts
	T. Rowe Price	T. Rowe Price	VanEck VIP	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Equity	Equity	Global Resources	Global Bond	High Yield	Mid-Cap
	Income - I	Income - II	Initial Class	Index	Bond	Index
ASSETS
Investments in mutual funds, at value	$8,017,027	$97,877,097	$26,404,216	$1,088,663	$8,328,857	$54,229,983
Receivables:
Due from Pacific Life Insurance Company	22,066	34,785	-	-	32,174	183,619
Investments sold	-	-	89,721	-	-	-
Total Assets	8,039,093	97,911,882	26,493,937	1,088,663	8,361,031	54,413,602
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	89,738	-	-	-
Investments purchased	22,064	34,929	-	-	32,173	183,622
Total Liabilities	22,064	34,929	89,738	-	32,173	183,622
NET ASSETS	$8,017,029	$97,876,953	$26,404,199	$1,088,663	$8,328,858	$54,229,980
Units Outstanding	468,541	2,447,085	1,106,562	103,886	685,034	3,228,673
Accumulation Unit Value	$17.11	$40.00	$23.86	$10.48	$12.16	$16.80
Cost of Investments	$8,011,961	$94,509,299	$23,291,604	$1,074,323	$7,959,512	$48,257,761

	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Real Estate	Total Bond	Total Stock
	Index	Market Index	Market Index
ASSETS
Investments in mutual funds, at value	$10,970,134	$4,851,776	$1,168,408
Receivables:
Due from Pacific Life Insurance Company	71,057	6	36,002
Investments sold	-	-	-
Total Assets	11,041,191	4,851,782	1,204,410
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-
Investments purchased	71,052	-	36,000
Total Liabilities	71,052	-	36,000
NET ASSETS	$10,970,139	$4,851,782	$1,168,410
Units Outstanding	957,809	496,268	54,063
Accumulation Unit Value	$11.45	$9.78	$21.61
Cost of Investments	$11,045,433	$4,828,846	$1,017,574

See Notes to Financial Statements	SA-16

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
	Bond	Core	Core	Diversified	Diversified	Floating
	Plus	Income	Income	Bond	Bond	Rate Income
	Class P (1)	Class I	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	-	14,564	846	(420,728)	(28,197)	980,409
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	-	14,564	846	(420,728)	(28,197)	980,409
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4	335,666	263	1,616,230	178,688	1,506,696
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4	$350,230	$1,109	$1,195,502	$150,491	$2,487,105

	Floating	High Yield	High Yield	Inflation	Inflation	Intermediate
	Rate Income	Bond	Bond	Managed	Managed	Bond
	Class P	Class I	Class P	Class I	Class P	Class P
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,950	470,972	585	117,961	2,654	2,534
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	2,950	470,972	585	117,961	2,654	2,534
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	145,635	5,345,032	120,161	1,690,494	52,755	60,288
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$148,585	$5,816,004	$120,746	$1,808,455	$55,409	$62,822

	Managed	Managed	Short Duration	Short Duration	Emerging	Emerging
	Bond	Bond	Bond	Bond	Markets Debt	Markets Debt
	Class I	Class P	Class I	Class P	Class I	Class P
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(38,019)	(8,294)	332,658	794	17,171	32
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(38,019)	(8,294)	332,658	794	17,171	32
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	7,273,599	195,341	3,686,026	254,175	366,482	11,514
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,235,580	$187,047	$4,018,684	$254,969	$383,653	$11,546

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-17

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
	Dividend	Dividend	Equity	Equity	Focused
	Growth	Growth	Index	Index	Growth	Growth
	Class I	Class P	Class I	Class P	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,189,316	10,603	75,576,781	(84,320)	1,931,605	19,077,807
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	3,189,316	10,603	75,576,781	(84,320)	1,931,605	19,077,807
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	11,129,513	532,339	201,281,361	59,781,132	9,741,706	77,215,306
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,318,829	$542,942	$276,858,142	$59,696,812	$11,673,311	$96,293,113

		Hedged	Large-Cap	Large-Cap	Large-Cap	Large-Cap
	Growth	Equity	Core	Core	Growth	Growth
	Class P	Class P	Class I	Class P	Class I	Class P
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	8,249	8,682	12,921,029	8,965	6,355,609	25,964
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	8,249	8,682	12,921,029	8,965	6,355,609	25,964
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,214,118	982,669	41,807,797	578,400	17,981,263	404,122
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,222,367	$991,351	$54,728,826	$587,365	$24,336,872	$430,086

	Large-Cap					Mid-Cap
	Plus Bond	Large-Cap	Large-Cap	Mid-Cap	Mid-Cap	Plus Bond
	Alpha	Value	Value	Growth	Growth	Alpha
	Class P (1)	Class I	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	-	5,565,727	3,560	475,619	(1,216)	10,785,261
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	-	5,565,727	3,560	475,619	(1,216)	10,785,261
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(438)	7,208,172	292,586	1,693,303	35,742	8,992,054
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(438)	$12,773,899	$296,146	$2,168,922	$34,526	$19,777,315

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-18

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
	Mid-Cap			QQQ	QQQ
	Plus Bond	Mid-Cap	Mid-Cap	Plus Bond	Plus Bond	Small-Cap
	Alpha	Value	Value	Alpha	Alpha	Equity
	Class P (1)	Class I	Class P	Class I (1)	Class P (1)	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(44)	330,370	(1,467)	18	(11)	205,255
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(44)	330,370	(1,467)	18	(11)	205,255
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(144)	1,917,418	90,820	609	(1,231)	2,656,059
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(188)	$2,247,788	$89,353	$627	$(1,242)	$2,861,314

					Small-Cap
	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Plus Bond	Small-Cap
	Equity	Growth	Index	Index	Alpha	Value
	Class P	Class I	Class I	Class P	Class P (1)	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(3,900)	1,168,312	6,073,387	(40,097)	19	1,640,981
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(3,900)	1,168,312	6,073,387	(40,097)	19	1,640,981
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	91,206	306,296	20,278,874	3,505,783	186	2,630,326
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$87,306	$1,474,608	$26,352,261	$3,465,686	$205	$4,271,307

	Small-Cap			Value	Value	Emerging
	Value	Value	Value	Advantage	Advantage	Markets
	Class P	Class I	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,966)	686,698	764	182,115	2,440	1,062,369
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(1,966)	686,698	764	182,115	2,440	1,062,369
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	84,273	5,919,984	42,205	1,462,069	265,689	(3,150,745)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$82,307	$6,606,682	$42,969	$1,644,184	$268,129	$(2,088,376)

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-19

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
		International	International
		Equity	Equity
	Emerging	Plus Bond	Plus Bond	International	International	International
	Markets	Alpha	Alpha	Growth	Large-Cap	Large-Cap
	Class P	Class I (1)	Class P (1)	Class P	Class I	Class P
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(31,024)	-	-	158	5,587,961	(8,163)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(31,024)	-	-	158	5,587,961	(8,163)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(71,319)	54	-	25,290	3,850,950	167,933
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(102,343)	$54	$-	$25,448	$9,438,911	$159,770

	International	International	International	Health	Health	Real
	Small-Cap	Small-Cap	Value	Sciences	Sciences	Estate
	Class I	Class P	Class I	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	214,480	(2,210)	3,305,873	3,402,607	(4,323)	1,730,438
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	214,480	(2,210)	3,305,873	3,402,607	(4,323)	1,730,438
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(575,103)	(18,224)	2,669,499	338,089	76,009	4,897,685
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(360,623)	$(20,434)	$5,975,372	$3,740,696	$71,686	$6,628,123

					ESG	PSF Avantis
	Real			ESG	Diversified	Balanced
	Estate	Technology	Technology	Diversified	Growth	Allocation
	Class P	Class I	Class P	Class P	Class P	Class D
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2)	911,217	1,584	(1,336)	(2,444)	236,743
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(2)	911,217	1,584	(1,336)	(2,444)	236,743
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	11,227	17,243,620	983,592	52,312	253,318	947,564
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,225	$18,154,837	$985,176	$50,976	$250,874	$1,184,307

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-20

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
	Pacific	Pacific	Pacific	Pacific
	PSF Avantis	Dynamix -	Dynamix -	Dynamix -	Dynamix -	Pacific
	Balanced	Conservative	Conservative	Moderate	Moderate	Dynamix -
	Allocation	Growth	Growth	Growth	Growth	Growth
	Class P	Class I	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	8,017	269,126	27,676	1,455,544	(40,510)	961,836
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	8,017	269,126	27,676	1,455,544	(40,510)	961,836
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	108,327	1,057,190	887,246	7,251,610	7,534,365	16,281,850
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$116,344	$1,326,316	$914,922	$8,707,154	$7,493,855	$17,243,686

		Pacific	Pacific			Portfolio
	Pacific	Dynamix -	Dynamix -	Portfolio	Portfolio	Optimization
	Dynamix -	Aggressive	Aggressive	Optimization	Optimization	Moderate-
	Growth	Growth	Growth	Conservative	Conservative	Conservative
	Class P	Class I (1)	Class P (1)	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(25,224)	(1)	(13,580)	132,685	115	995,963
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(25,224)	(1)	(13,580)	132,685	115	995,963
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	7,859,360	4,862	19,801	619,460	970	2,786,440
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,834,136	$4,861	$6,221	$752,145	$1,085	$3,782,403

	Portfolio					Portfolio
	Optimization	Portfolio	Portfolio	Portfolio	Portfolio	Optimization
	Moderate -	Optimization	Optimization	Optimization	Optimization	Aggressive-
	Conservative	Moderate	Moderate	Growth	Growth	Growth
	Class P	Class I	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	75	4,929,893	5,629	9,885,713	3,936	3,300,134
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	75	4,929,893	5,629	9,885,713	3,936	3,300,134
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	17,254	19,620,898	86,874	31,372,368	418,699	19,283,647
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,329	$24,550,791	$92,503	$41,258,081	$422,635	$22,583,781

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-21

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	Variable Accounts
	Portfolio	Invesco V.I.
	Optimization	Discovery	Invesco V.I.	Invesco V.I.
	Aggressive-	Mid Cap	EQV International	EQV International	Invesco V.I.	Invesco V.I.
	Growth	Growth	Equity	Equity	Global	Global
	Class P	Series I	Series I	Series II	Series I	Series II
INVESTMENT INCOME
Dividends	$-	$-	$44,924	$517,183	$-	$-
Net Investment Income	-	-	44,924	517,183	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	539	489	333	(55,297)	(11,468)	(12,359)
Capital gain distributions	-	-	13,355	179,099	185,511	995,385
Realized Gain (Loss) on Investments	539	489	13,688	123,802	174,043	983,026
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	322,935	423	(48,675)	(525,352)	237,214	1,378,797
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$323,474	$912	$9,937	$115,633	$411,257	$2,361,823

		American Funds
	Invesco V.I.	IS American			American Funds
	Main Street	High-Income	American Funds	American Funds	IS Capital	American Funds
	Small Cap Fund	Trust	IS Asset Allocation	IS Asset Allocation	World Bond	IS Growth
	Series I	Class 2	Class 2	Class 4	Class 2	Class 2
INVESTMENT INCOME
Dividends	$-	$158,329	$766,393	$2,244,635	$1,505	$83,799
Net Investment Income	-	158,329	766,393	2,244,635	1,505	83,799
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(14,406)	(1,632)	(127)	435,998	(62)	10,472
Capital gain distributions	572,748	-	1,387,125	4,987,671	-	533,856
Realized Gain (Loss) on Investments	558,342	(1,632)	1,386,998	5,423,669	(62)	544,328
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,121,289	34,213	2,773,159	9,295,617	(3,344)	5,956,549
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,679,631	$190,910	$4,926,550	$16,963,921	$(1,901)	$6,584,676

						BlackRock
	American Funds	American Funds	American Funds	American Funds	American Funds IS	60/40 Target
	IS Growth	IS Growth-Income	IS Growth-Income	IS International	New World Fund	Allocation ETF
	Class 4	Class 2	Class 4	Class 2	Class 2	V.I. Class I
INVESTMENT INCOME
Dividends	$360,000	$175,875	$1,324,242	$46,511	$57,707	$662,083
Net Investment Income	360,000	175,875	1,324,242	46,511	57,707	662,083
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,216,046	30,200	861,855	(5,833)	(1,447)	10,704
Capital gain distributions	4,967,539	634,179	6,483,313	-	15,630	1,624,692
Realized Gain (Loss) on Investments	6,183,585	664,379	7,345,168	(5,833)	14,183	1,635,396
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	48,636,718	2,281,736	21,252,090	13,755	91,368	609,090
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,180,303	$3,121,990	$29,921,500	$54,433	$163,258	$2,906,569

See Notes to Financial Statements	SA-22

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	Variable Accounts
					DFA VA	DFA VA
		BlackRock	BlackRock		International	International
	BlackRock	Global	Global	BNY Mellon	Small	Value
	Basic Value	Allocation	Allocation	VIF Appreciation	Institutional	Institutional
	V.I. Class III	V.I. Class I	V.I. Class III	Service Shares	Class	Class
INVESTMENT INCOME
Dividends	$487,519	$106,705	$1,091,837	$12,372	$249,100	$175,697
Net Investment Income	487,519	106,705	1,091,837	12,372	249,100	175,697
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	50,750	14,999	(224,003)	(12,511)	9,292	(8,601)
Capital gain distributions	2,102,363	498,712	5,900,729	458,981	194,812	90,677
Realized Gain (Loss) on Investments	2,153,113	513,711	5,676,726	446,470	204,104	82,076
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	115,262	68,206	(581,343)	268,930	(269,217)	(66,849)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,755,894	$688,622	$6,187,220	$727,772	$183,987	$190,924

	DFA VA	DFA VA	DFA VA US
	Short-Term Fixed	US Large Value	Targeted Value	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Institutional	Institutional	Institutional	Bond Index	Bond Index	Contrafund
	Class	Class	Class	Initial Class	Service Class 2	Initial Class
INVESTMENT INCOME
Dividends	$511,785	$178,002	$78,895	$869,844	$160,518	$9,174
Net Investment Income	511,785	178,002	78,895	869,844	160,518	9,174
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	652	4,907	(3,589)	(26,371)	(9,244)	5,595
Capital gain distributions	-	896,840	384,328	-	-	619,625
Realized Gain (Loss) on Investments	652	901,747	380,739	(26,371)	(9,244)	625,220
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4,166	(162,050)	(27,760)	(534,290)	(114,873)	436,304
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$516,603	$917,699	$431,874	$309,183	$36,401	$1,070,698

		Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Fidelity VIP	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2025
	Contrafund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Initial Class	Service Class 2
INVESTMENT INCOME
Dividends	$33,440	$59,630	$83,776	$165,074	$11,668	$329,579
Net Investment Income	33,440	59,630	83,776	165,074	11,668	329,579
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,274,281	(14,873)	(21,153)	(53,728)	(88)	56,915
Capital gain distributions	13,119,050	1,592	82,580	166,044	928	27,456
Realized Gain (Loss) on Investments	14,393,331	(13,281)	61,427	112,316	840	84,371
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	14,569,307	13,772	16,057	176,695	16,895	742,101
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,996,078	$60,121	$161,260	$454,085	$29,403	$1,156,051

See Notes to Financial Statements	SA-23

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2030	Freedom 2030	Freedom 2035	Freedom 2035	Freedom 2040	Freedom 2045
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class (1)	Initial Class
INVESTMENT INCOME
Dividends	$13,579	$359,610	$109,077	$307,802	$65	$85,423
Net Investment Income	13,579	359,610	109,077	307,802	65	85,423
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	7,273	31,601	1,316	16,250	(1)	915
Capital gain distributions	1,310	39,017	72,893	261,917	16	98,273
Realized Gain (Loss) on Investments	8,583	70,618	74,209	278,167	15	99,188
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	27,751	1,070,261	338,412	1,230,179	11	523,099
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$49,913	$1,500,489	$521,698	$1,816,148	$91	$707,710

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2045	Freedom 2050	Freedom 2055	Freedom 2065	Freedom Income	Freedom Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Initial Class (1)	Initial Class	Initial Class (1)	Initial Class	Service Class 2
INVESTMENT INCOME
Dividends	$222,609	$148	$306	$135	$6,848	$81,573
Net Investment Income	222,609	148	306	135	6,848	81,573
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	23,918	(2)	209	1	(480)	(5,397)
Capital gain distributions	354,375	40	269	37	109	1,516
Realized Gain (Loss) on Investments	378,293	38	478	38	(371)	(3,881)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,842,639	20	761	54	3,700	5,538
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,443,541	$206	$1,545	$227	$10,177	$83,230

	Fidelity VIP
	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Money Market	Growth	Growth	International Index	International Index	Mid Cap
	Service Class	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
INVESTMENT INCOME
Dividends	$15,751,674	$3	$-	$1,029,802	$166,331	$34,100
Net Investment Income	15,751,674	3	-	1,029,802	166,331	34,100
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	-	996	2,270,601	(27,419)	(802)	(17,714)
Capital gain distributions	-	83,855	15,995,371	-	-	768,893
Realized Gain (Loss) on Investments	-	84,851	18,265,972	(27,419)	(802)	751,179
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	-	(10,964)	(1,902,498)	54,261	36,434	29,583
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,751,674	$73,890	$16,363,474	$1,056,644	$201,963	$814,862

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-24

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Templeton	Templeton
	Mid Cap	Total Market Index	Total Market Index	Value Strategies	Foreign	Foreign
	Service Class 2	Initial Class	Service Class 2	Service Class 2	VIP Class 1	VIP Class 2
INVESTMENT INCOME
Dividends	$180,621	$1,330,120	$123,957	$139,321	$25,114	$450,893
Net Investment Income	180,621	1,330,120	123,957	139,321	25,114	450,893
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	582,991	(37,763)	4,224	4,338	(294)	134,907
Capital gain distributions	6,914,644	-	-	2,423,574	-	-
Realized Gain (Loss) on Investments	7,497,635	(37,763)	4,224	2,427,912	(294)	134,907
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	492,403	16,860,074	1,936,969	(1,226,344)	(41,226)	(727,484)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,170,659	$18,152,431	$2,065,150	$1,340,889	$(16,406)	$(141,684)

			Goldman Sachs			Janus
			VIT Multi-Strategy	Janus	Janus	Henderson
	Templeton	Templeton	Alternatives	Henderson	Henderson	Mid Cap Value
	Global Bond	Global Bond	Institutional	Enterprise	Enterprise	Institutional
	VIP Class 1	VIP Class 2	Shares	Institutional Shares	Service Shares	Shares (1)
INVESTMENT INCOME
Dividends	$-	$-	$2,352	$8,045	$226,532	$1
Net Investment Income	-	-	2,352	8,045	226,532	1
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(11,335)	(411,976)	8	(476)	(3,180)	-
Capital gain distributions	-	-	-	40,641	1,537,631	-
Realized Gain (Loss) on Investments	(11,335)	(411,976)	8	40,165	1,534,451	-
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(98,805)	(2,077,243)	(374)	95,699	2,749,294	(16)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(110,140)	$(2,489,219)	$1,986	$143,909	$4,510,277	$(15)

	Janus	Janus	Lazard Retirement	Lazard Retirement	Lazard Retirement	ClearBridge
	Henderson	Henderson	Global Dynamic	Global Dynamic	International	Variable
	Overseas	Overseas	Multi-Asset	Multi-Asset	Equity	Growth -
	Institutional Shares	Service Shares	Investor Shares	Service Shares	Service Shares	Class I
INVESTMENT INCOME
Dividends	$26,420	$400,585	$-	$-	$73,842	$432
Net Investment Income	26,420	400,585	-	-	73,842	432
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,847	63,257	(682)	(4,616)	14,386	(5,488)
Capital gain distributions	-	-	-	-	5,975	124,663
Realized Gain (Loss) on Investments	2,847	63,257	(682)	(4,616)	20,361	119,175
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	55,155	939,681	27,273	121,885	59,300	(69,043)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$84,422	$1,403,523	$26,591	$117,269	$153,503	$50,564

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-25

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
			ClearBridge			LVIP American
	ClearBridge	ClearBridge	Variable	Western Asset	Western Asset	Century
	Variable	Variable	Small Cap	Variable Global	Variable Global	Inflation
	Mid Cap -	Mid Cap -	Growth -	High Yield Bond -	High Yield Bond -	Protection
	Class I	Class II	Class I	Class I	Class II	Standard Class II
INVESTMENT INCOME
Dividends	$16,446	$52,941	$-	$112,134	$50,398	$222
Net Investment Income	16,446	52,941	-	112,134	50,398	222
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(8,766)	13,246	10,861	(2,016)	(13,707)	821
Capital gain distributions	61,793	335,792	70,988	-	-	-
Realized Gain (Loss) on Investments	53,027	349,038	81,849	(2,016)	(13,707)	821
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	192,739	897,138	13,883	(3,633)	10,737	(140)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$262,212	$1,299,117	$95,732	$106,485	$47,428	$903

	LVIP	LVIP
	American	American	Lord Abbett	Lord Abbett	Lord Abbett
	Century	Century	Bond	Developing	Fundamental	Lord Abbett
	MidCap Value	MidCap Value	Debenture	Growth	Equity	Total Return
	Standard Class II	Service Class	Class VC	Class VC	Class VC	Class VC
INVESTMENT INCOME
Dividends	$62,752	$1,028,705	$1,658,973	$21,012	$55,714	$4,734,601
Net Investment Income	62,752	1,028,705	1,658,973	21,012	55,714	4,734,601
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(12,254)	(87,386)	(125,965)	(1,137,954)	45,508	(386,077)
Capital gain distributions	110,524	2,008,390	-	-	422,156	-
Realized Gain (Loss) on Investments	98,270	1,921,004	(125,965)	(1,137,954)	467,664	(386,077)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	37,773	523,880	241,710	3,842,093	626,594	(1,784,256)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$198,795	$3,473,589	$1,774,718	$2,725,151	$1,149,972	$2,564,268

					MFS Blended	MFS
					Research	Global
	M Capital	M International	M Large Cap	M Large Cap	Small Cap Equity -	Real Estate -
	Appreciation	Equity	Growth	Value	Initial Class	Initial Class (1)
INVESTMENT INCOME
Dividends	$1,738,917	$3,074,878	$-	$975,246	$516	$935
Net Investment Income	1,738,917	3,074,878	-	975,246	516	935
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(853,891)	29,866	602,118	54,736	1,953	1,604
Capital gain distributions	5,711,733	-	9,438,644	4,196,885	429	-
Realized Gain (Loss) on Investments	4,857,842	29,866	10,040,762	4,251,621	2,382	1,604
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	951,793	734,566	11,134,918	2,957,935	(455)	(1,349)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,548,552	$3,839,310	$21,175,680	$8,184,802	$2,443	$1,190

(1) All units were fully redeemed or transferred prior to December 31, 2024 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-26

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
	MFS	MFS	MFS	MFS	MFS	MFS
	Government	New Discovery	New Discovery	Research	Total Return	Utilities
	Securities -	Series -	Series -	International -	Series -	Series -
	Initial Class	Initial Class	Service Class	Initial Class	Initial Class	Initial Class
INVESTMENT INCOME
Dividends	$2,634	$-	$-	$1,701	$38,093	$3,702
Net Investment Income	2,634	-	-	1,701	38,093	3,702
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,639)	(31,468)	(929,129)	9,546	(10,560)	(418)
Capital gain distributions	-	-	-	-	73,744	4,568
Realized Gain (Loss) on Investments	(1,639)	(31,468)	(929,129)	9,546	63,184	4,150
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	188	156,494	1,512,073	(5,109)	2,445	10,342
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,183	$125,026	$582,944	$6,138	$103,722	$18,194

					PIMCO
	MFS	MFS	MFS	Neuberger Berman	Commodity-	PIMCO
	Utilities	Value	Value	Sustainable	RealReturn	Global Managed
	Series -	Series -	Series -	Equity	Strategy -	Asset Allocation -
	Service Class	Initial Class	Service Class	Class I	Institutional Class	Advisor Class
INVESTMENT INCOME
Dividends	$305,416	$106,957	$466,280	$10,960	$502	$253,880
Net Investment Income	305,416	106,957	466,280	10,960	502	253,880
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(113,944)	(7,219)	106,478	32	(1,117)	(46,290)
Capital gain distributions	425,232	484,410	2,477,081	236,127	-	-
Realized Gain (Loss) on Investments	311,288	477,191	2,583,559	236,159	(1,117)	(46,290)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	948,743	84,939	361,793	566,389	1,601	532,231
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,565,447	$669,087	$3,411,632	$813,508	$986	$739,821

	PIMCO Global		PIMCO
	Managed Asset		Long-Term U.S.
	Allocation -	PIMCO Income -	Government -	Royce	T. Rowe Price	T. Rowe Price
	Institutional	Administrative	Institutional	Micro-Cap	Blue Chip	Blue Chip
	Class	Class	Class (1)	Service Class	Growth - I	Growth - II
INVESTMENT INCOME
Dividends	$3,916	$1,598,067	$3,059	$-	$-	$-
Net Investment Income	3,916	1,598,067	3,059	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	11,646	(2,090)	(21)	(73,142)	(6,005)	5,330,213
Capital gain distributions	-	-	-	289,330	922,653	8,983,820
Realized Gain (Loss) on Investments	11,646	(2,090)	(21)	216,188	916,648	14,314,033
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,805	(291,209)	(13,253)	276,591	4,291,624	42,758,820
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,367	$1,304,768	$(10,215)	$492,779	$5,208,272	$57,072,853

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	Variable Accounts
	T. Rowe Price	T. Rowe Price	VanEck VIP	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Equity	Equity	Global Resources	Global Bond	High Yield	Mid-Cap
	Income - I	Income - II	Initial Class	Index	Bond	Index
INVESTMENT INCOME
Dividends	$133,129	$1,612,732	$729,845	$10,677	$348,850	$534,168
Net Investment Income	133,129	1,612,732	729,845	10,677	348,850	534,168
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(4,760)	641,155	248,413	(1,220)	(8,316)	(12,860)
Capital gain distributions	515,847	6,404,905	-	397	-	445,183
Realized Gain (Loss) on Investments	511,087	7,046,060	248,413	(823)	(8,316)	432,323
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	94,905	2,006,016	(1,685,725)	675	82,218	4,865,021
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$739,121	$10,664,808	$(707,467)	$10,529	$422,752	$5,831,512

	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Real Estate	Total Bond	Total Stock
	Index	Market Index	Market Index
INVESTMENT INCOME
Dividends	$261,653	$104,186	$8,985
Net Investment Income	261,653	104,186	8,985
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(28,656)	(5,765)	(2,044)
Capital gain distributions	220,734	-	49,262
Realized Gain (Loss) on Investments	192,078	(5,765)	47,218
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(27,997)	(23,846)	109,397
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$425,734	$74,575	$165,600

See Notes to Financial Statements	SA-28

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Bond Plus		Core Income		Core Income
	Class P (1)		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-		$-	$-	$-	$-
Realized gain (loss) on investments	-		14,564	(22,030)	846	(16)
Change in net unrealized appreciation (depreciation) on investments	4		335,666	665,762	263	1,121
Net Increase (Decrease) in Net Assets Resulting from Operations	4		350,230	643,732	1,109	1,105
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	-		433,139	317,909	4,533	7,829
Transfers between variable and fixed accounts, net	1,305		2,588,835	5,227,495	263	-
Policy maintenance charges	-		(436,687)	(293,212)	(2,027)	(2,378)
Policy benefits and terminations	-		(229,034)	(146,097)	(5,507)	-
Policy loans and loan repayments	-		99,130	(239,834)	5,486	21,150
Other	-		428	(774)	(6)	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,305		2,455,811	4,865,487	2,742	26,600
NET INCREASE (DECREASE) IN NET ASSETS	1,309		2,806,041	5,509,219	3,851	27,705
NET ASSETS
Beginning of Year or Period	-		10,358,536	4,849,317	27,851	146
End of Year or Period	$1,309		$13,164,577	$10,358,536	$31,702	$27,851

	Diversified Bond		Diversified Bond		Floating Rate Income
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(420,728)	(8,037)	(28,197)	(52,874)	980,409	1,050,742
Change in net unrealized appreciation (depreciation) on investments	1,616,230	2,566,452	178,688	229,443	1,506,696	3,113,884
Net Increase (Decrease) in Net Assets Resulting from Operations	1,195,502	2,558,415	150,491	176,569	2,487,105	4,164,626
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,168,002	2,246,388	1,589,995	1,355,603	1,033,115	1,197,143
Transfers between variable and fixed accounts, net	3,315,289	3,891,530	3,701,383	2,415,039	(3,108,479)	(949,692)
Policy maintenance charges	(2,256,250)	(2,351,658)	(850,790)	(598,097)	(965,883)	(1,065,915)
Policy benefits and terminations	(2,587,912)	(981,574)	(7,779)	(28,486)	(910,627)	(1,294,373)
Policy loans and loan repayments	164,556	(496,096)	(59,336)	(9,633)	(654,484)	(2,014,985)
Other	(2,421)	(6,585)	(1,590)	(596)	(1,410)	(1,988)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	801,264	2,302,005	4,371,883	3,133,830	(4,607,768)	(4,129,810)
NET INCREASE (DECREASE) IN NET ASSETS	1,996,766	4,860,420	4,522,374	3,310,399	(2,120,663)	34,816
NET ASSETS
Beginning of Year	74,295,943	69,435,523	6,164,819	2,854,420	32,793,289	32,758,473
End of Year	$76,292,709	$74,295,943	$10,687,193	$6,164,819	$30,672,626	$32,793,289

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-29

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Floating Rate Income		High Yield Bond		High Yield Bond
	Class P		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	2,950	7,126	470,972	1,754,133	585	5,763
Change in net unrealized appreciation (depreciation) on investments	145,635	84,814	5,345,032	7,072,812	120,161	95,239
Net Increase (Decrease) in Net Assets Resulting from Operations	148,585	91,940	5,816,004	8,826,945	120,746	101,002
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	470,680	279,509	2,312,702	2,616,012	397,877	334,023
Transfers between variable and fixed accounts, net	1,369,301	142,906	(495,111)	5,109,307	604,915	502,521
Policy maintenance charges	(288,170)	(79,823)	(2,810,316)	(3,073,215)	(189,991)	(107,873)
Policy benefits and terminations	(66,100)	-	(2,808,091)	(1,340,570)	(20,652)	(2,698)
Policy loans and loan repayments	(1,685)	(5)	(287,994)	(275,474)	4,252	(2,573)
Other	230	322	(4,739)	(9,527)	267	3,707
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,484,256	342,909	(4,093,549)	3,026,533	796,668	727,107
NET INCREASE (DECREASE) IN NET ASSETS	1,632,841	434,849	1,722,455	11,853,478	917,414	828,109
NET ASSETS
Beginning of Year	1,030,811	595,962	83,060,165	71,206,687	1,314,277	486,168
End of Year	$2,663,652	$1,030,811	$84,782,620	$83,060,165	$2,231,691	$1,314,277

	Inflation Managed		Inflation Managed		Intermediate Bond
	Class I		Class P		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	117,961	782,139	2,654	(35,374)	2,534	9,282
Change in net unrealized appreciation (depreciation) on investments	1,690,494	1,893,714	52,755	96,811	60,288	75,637
Net Increase (Decrease) in Net Assets Resulting from Operations	1,808,455	2,675,853	55,409	61,437	62,822	84,919
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,024,773	2,506,955	324,234	538,047	728,656	211,921
Transfers between variable and fixed accounts, net	2,178,360	9,359,620	719,654	490,978	1,482,683	1,540,282
Policy maintenance charges	(2,802,969)	(2,976,728)	(227,308)	(126,011)	(300,447)	(106,850)
Policy benefits and terminations	(2,355,838)	(1,909,625)	(3,308)	(8,039)	(35)	-
Policy loans and loan repayments	37,962	(262,552)	(4,652)	(52)	1,894	(18,107)
Other	(1,522)	1,505	(891)	(881)	(1,037)	376
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	80,766	6,719,175	807,729	894,042	1,911,714	1,627,622
NET INCREASE (DECREASE) IN NET ASSETS	1,889,221	9,395,028	863,138	955,479	1,974,536	1,712,541
NET ASSETS
Beginning of Year	75,484,843	66,089,815	1,838,538	883,059	1,947,377	234,836
End of Year	$77,374,064	$75,484,843	$2,701,676	$1,838,538	$3,921,913	$1,947,377

See Notes to Financial Statements	SA-30

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Managed Bond		Managed Bond		Short Duration Bond
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(38,019)	2,777,666	(8,294)	(58,785)	332,658	498,503
Change in net unrealized appreciation (depreciation) on investments	7,273,599	13,303,897	195,341	305,595	3,686,026	3,498,280
Net Increase (Decrease) in Net Assets Resulting from Operations	7,235,580	16,081,563	187,047	246,810	4,018,684	3,996,783
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	8,092,102	8,498,467	1,303,942	1,521,730	3,899,976	4,522,257
Transfers between variable and fixed accounts, net	28,725,151	(4,442,146)	5,904,398	786,041	(5,764,797)	11,354,329
Policy maintenance charges	(9,701,436)	(10,093,014)	(675,478)	(349,661)	(3,636,041)	(4,018,992)
Policy benefits and terminations	(5,867,276)	(4,096,984)	(8,362)	(197)	(2,318,734)	(3,091,216)
Policy loans and loan repayments	(486,759)	(377,370)	(54,558)	(20,306)	(452,381)	(362,805)
Other	(16,711)	(22,810)	685	1,019	2,492	(3,049)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	20,745,071	(10,533,857)	6,470,627	1,938,626	(8,269,485)	8,400,524
NET INCREASE (DECREASE) IN NET ASSETS	27,980,651	5,547,706	6,657,674	2,185,436	(4,250,801)	12,397,307
NET ASSETS
Beginning of Year	256,568,406	251,020,700	4,414,624	2,229,188	87,520,454	75,123,147
End of Year	$284,549,057	$256,568,406	$11,072,298	$4,414,624	$83,269,653	$87,520,454

	Short Duration Bond		Emerging Markets Debt		Emerging Markets Debt
	Class P		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	794	(22,372)	17,171	(5,238)	32	(1,091)
Change in net unrealized appreciation (depreciation) on investments	254,175	207,430	366,482	626,016	11,514	15,281
Net Increase (Decrease) in Net Assets Resulting from Operations	254,969	185,058	383,653	620,778	11,546	14,190
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	504,911	584,873	490,465	116,664	56,098	21,593
Transfers between variable and fixed accounts, net	849,319	1,835,690	(16,725)	68,047	9,127	32,259
Policy maintenance charges	(388,129)	(414,866)	(119,842)	(130,838)	(18,769)	(11,640)
Policy benefits and terminations	(69,208)	(4,995)	(153,274)	(66,305)	-	-
Policy loans and loan repayments	43,005	24,522	(108,835)	(6,732)	9	-
Other	2,451	552	109	(25)	22	6
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	942,349	2,025,776	91,898	(19,189)	46,487	42,218
NET INCREASE (DECREASE) IN NET ASSETS	1,197,318	2,210,834	475,551	601,589	58,033	56,408
NET ASSETS
Beginning of Year	4,590,946	2,380,112	5,696,939	5,095,350	141,632	85,224
End of Year	$5,788,264	$4,590,946	$6,172,490	$5,696,939	$199,665	$141,632

See Notes to Financial Statements	SA-31

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Dividend Growth		Dividend Growth		Equity Index
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	3,189,316	6,960,826	10,603	29,402	75,576,781	46,050,509
Change in net unrealized appreciation (depreciation) on investments	11,129,513	6,132,462	532,339	346,658	201,281,361	189,861,624
Net Increase (Decrease) in Net Assets Resulting from Operations	14,318,829	13,093,288	542,942	376,060	276,858,142	235,912,133
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,336,918	2,417,203	476,981	433,028	21,454,582	23,902,597
Transfers between variable and fixed accounts, net	(1,767,659)	(1,368,596)	626,482	1,751,976	(82,281,890)	25,414,192
Policy maintenance charges	(2,813,456)	(2,941,240)	(416,383)	(261,798)	(26,365,634)	(26,966,551)
Policy benefits and terminations	(2,948,626)	(2,805,373)	(14,755)	-	(26,720,657)	(21,167,585)
Policy loans and loan repayments	(777,331)	(2,405,056)	743	(2,612)	(5,501,044)	(4,373,745)
Other	(17,336)	(17,897)	(7,876)	(1,394)	(133,833)	19,290
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(5,987,490)	(7,120,959)	665,192	1,919,200	(119,548,476)	(3,171,802)
NET INCREASE (DECREASE) IN NET ASSETS	8,331,339	5,972,329	1,208,134	2,295,260	157,309,666	232,740,331
NET ASSETS
Beginning of Year	108,999,448	103,027,119	3,837,818	1,542,558	1,155,074,118	922,333,787
End of Year	$117,330,787	$108,999,448	$5,045,952	$3,837,818	$1,312,383,784	$1,155,074,118

	Equity Index		Focused Growth		Growth
	Class P		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(84,320)	63,298	1,931,605	3,017,864	19,077,807	15,945,010
Change in net unrealized appreciation (depreciation) on investments	59,781,132	31,601,911	9,741,706	9,437,760	77,215,306	69,484,754
Net Increase (Decrease) in Net Assets Resulting from Operations	59,696,812	31,665,209	11,673,311	12,455,624	96,293,113	85,429,764
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	53,849,573	35,747,323	1,019,297	1,062,278	5,529,825	5,963,555
Transfers between variable and fixed accounts, net	105,627,012	63,071,608	(1,399,052)	(1,213,092)	(8,644,403)	(7,599,931)
Policy maintenance charges	(35,133,434)	(20,124,980)	(1,246,793)	(1,234,456)	(10,419,621)	(10,174,986)
Policy benefits and terminations	(889,710)	(3,764,695)	(987,289)	(1,243,946)	(13,332,834)	(7,383,352)
Policy loans and loan repayments	(3,504,779)	3,399,683	(679,025)	(152,358)	(2,192,781)	(665,394)
Other	12,201	18,140	(153)	(4,361)	(87,214)	3,222
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	119,960,863	78,347,079	(3,293,015)	(2,785,935)	(29,147,028)	(19,856,886)
NET INCREASE (DECREASE) IN NET ASSETS	179,657,675	110,012,288	8,380,296	9,669,689	67,146,085	65,572,878
NET ASSETS
Beginning of Year	196,450,596	86,438,308	43,579,968	33,910,279	312,633,691	247,060,813
End of Year	$376,108,271	$196,450,596	$51,960,264	$43,579,968	$379,779,776	$312,633,691

See Notes to Financial Statements	SA-32

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Growth		Hedged Equity		Large-Cap Core
	Class P		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	8,249	4,639	8,682	87,064	12,921,029	13,431,181
Change in net unrealized appreciation (depreciation) on investments	2,214,118	1,356,711	982,669	321,110	41,807,797	39,019,288
Net Increase (Decrease) in Net Assets Resulting from Operations	2,222,367	1,361,350	991,351	408,174	54,728,826	52,450,469
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,774,929	1,469,586	2,039,617	840,037	4,726,992	5,043,643
Transfers between variable and fixed accounts, net	1,028,901	1,365,276	3,051,880	1,926,145	(2,921,307)	(2,827,595)
Policy maintenance charges	(1,121,919)	(689,924)	(1,274,865)	(670,830)	(9,404,249)	(9,519,863)
Policy benefits and terminations	(30,786)	(17,981)	(29,348)	(3,870)	(11,578,495)	(9,025,636)
Policy loans and loan repayments	(37,382)	(45,603)	(177,402)	(60,013)	(249,893)	(654,831)
Other	(26,381)	(1,693)	5,229	(401)	(66,756)	(41,570)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,587,362	2,079,661	3,615,111	2,031,068	(19,493,708)	(17,025,852)
NET INCREASE (DECREASE) IN NET ASSETS	3,809,729	3,441,011	4,606,462	2,439,242	35,235,118	35,424,617
NET ASSETS
Beginning of Year	6,445,560	3,004,549	4,453,238	2,013,996	236,408,044	200,983,427
End of Year	$10,255,289	$6,445,560	$9,059,700	$4,453,238	$271,643,162	$236,408,044

	Large-Cap Core		Large-Cap Growth		Large-Cap Growth
	Class P		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	8,965	15,000	6,355,609	4,515,065	25,964	24,526
Change in net unrealized appreciation (depreciation) on investments	578,400	289,318	17,981,263	21,727,950	404,122	219,459
Net Increase (Decrease) in Net Assets Resulting from Operations	587,365	304,318	24,336,872	26,243,015	430,086	243,985
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	583,386	240,037	2,093,214	2,149,342	132,329	449,343
Transfers between variable and fixed accounts, net	1,757,147	668,496	(14,270,094)	7,044,690	378,050	281,074
Policy maintenance charges	(460,880)	(203,953)	(3,158,755)	(2,843,810)	(101,970)	(55,954)
Policy benefits and terminations	(24,370)	-	(2,675,183)	(1,659,213)	-	-
Policy loans and loan repayments	(102,024)	37,629	(1,266,380)	(766,747)	-	-
Other	(7,209)	(1,591)	(18,836)	(282)	495	(53)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,746,050	740,618	(19,296,034)	3,923,980	408,904	674,410
NET INCREASE (DECREASE) IN NET ASSETS	2,333,415	1,044,936	5,040,838	30,166,995	838,990	918,395
NET ASSETS
Beginning of Year	1,868,674	823,738	88,537,878	58,370,883	1,066,844	148,449
End of Year	$4,202,089	$1,868,674	$93,578,716	$88,537,878	$1,905,834	$1,066,844

See Notes to Financial Statements	SA-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	Large-Cap Plus Bond Alpha		Large-Cap Value		Large-Cap Value
	Class P (1)		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-		$-	$-	$-	$-
Realized gain (loss) on investments	-		5,565,727	8,572,087	3,560	15,184
Change in net unrealized appreciation (depreciation) on investments	(438)		7,208,172	12,833,376	292,586	398,587
Net Increase (Decrease) in Net Assets Resulting from Operations	(438)		12,773,899	21,405,463	296,146	413,771
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,705		3,132,398	3,271,883	888,950	610,319
Transfers between variable and fixed accounts, net	12,743		(3,548,259)	1,662,400	368,975	534,582
Policy maintenance charges	(78)		(4,711,221)	(4,787,648)	(570,384)	(418,818)
Policy benefits and terminations	-		(5,017,912)	(4,935,876)	(21,329)	(5,378)
Policy loans and loan repayments	-		(724,566)	(2,466,649)	(19,844)	49,927
Other	-		2,556	13,818	376	(268)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	17,370		(10,867,004)	(7,242,072)	646,744	770,364
NET INCREASE (DECREASE) IN NET ASSETS	16,932		1,906,895	14,163,391	942,890	1,184,135
NET ASSETS
Beginning of Year or Period	-		163,460,471	149,297,080	3,391,949	2,207,814
End of Year or Period	$16,932		$165,367,366	$163,460,471	$4,334,839	$3,391,949

	Mid-Cap Growth		Mid-Cap Growth		Mid-Cap Plus Bond Alpha
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	475,619	1,784,202	(1,216)	(26,237)	10,785,261	5,116,866
Change in net unrealized appreciation (depreciation) on investments	1,693,303	12,047,576	35,742	193,948	8,992,054	14,814,382
Net Increase (Decrease) in Net Assets Resulting from Operations	2,168,922	13,831,778	34,526	167,711	19,777,315	19,931,248
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,980,201	2,217,497	486,238	468,804	2,528,854	3,376,114
Transfers between variable and fixed accounts, net	(3,629,469)	3,110,709	81,274	102,585	(19,478,998)	3,278,193
Policy maintenance charges	(2,061,132)	(2,311,585)	(246,173)	(149,383)	(3,938,402)	(4,138,587)
Policy benefits and terminations	(3,611,430)	(2,516,564)	(5,247)	(2,154)	(5,389,741)	(3,550,749)
Policy loans and loan repayments	(864,925)	(400,116)	(43)	(12,753)	(358,578)	(754,773)
Other	1,624	(14,874)	388	(572)	(76,159)	1,751
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(8,185,131)	85,067	316,437	406,527	(26,713,024)	(1,788,051)
NET INCREASE (DECREASE) IN NET ASSETS	(6,016,209)	13,916,845	350,963	574,238	(6,935,709)	18,143,197
NET ASSETS
Beginning of Year	84,764,522	70,847,677	1,246,341	672,103	148,700,575	130,557,378
End of Year	$78,748,313	$84,764,522	$1,597,304	$1,246,341	$141,764,866	$148,700,575

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-34

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Mid-Cap Plus Bond Alpha		Mid-Cap Value		Mid-Cap Value
	Class P (1)		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-		$-	$-	$-	$-
Realized gain (loss) on investments	(44)		330,370	770,560	(1,467)	5,482
Change in net unrealized appreciation (depreciation) on investments	(144)		1,917,418	2,353,287	90,820	82,472
Net Increase (Decrease) in Net Assets Resulting from Operations	(188)		2,247,788	3,123,847	89,353	87,954
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,352		889,551	710,774	165,775	215,514
Transfers between variable and fixed accounts, net	88,600		1,689,859	638,583	289,441	124,764
Policy maintenance charges	(877)		(585,645)	(642,920)	(104,820)	(61,434)
Policy benefits and terminations	-		(697,727)	(309,744)	(3,323)	(5,668)
Policy loans and loan repayments	-		(429,772)	(72,980)	(4,387)	6,125
Other	2		(75)	4,061	197	2,115
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	90,077		866,191	327,774	342,883	281,416
NET INCREASE (DECREASE) IN NET ASSETS	89,889		3,113,979	3,451,621	432,236	369,370
NET ASSETS
Beginning of Year or Period	-		22,329,524	18,877,903	706,447	337,077
End of Year or Period	$89,889		$25,443,503	$22,329,524	$1,138,683	$706,447

	QQQ Plus Bond Alpha		QQQ Plus Bond Alpha		Small-Cap Equity
	Class I (1)		Class P (1)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-		$-		$-	$-
Realized gain (loss) on investments	18		(11)		205,255	496,411
Change in net unrealized appreciation (depreciation) on investments	609		(1,231)		2,656,059	3,009,241
Net Increase (Decrease) in Net Assets Resulting from Operations	627		(1,242)		2,861,314	3,505,652
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	372		7,278		779,815	902,679
Transfers between variable and fixed accounts, net	12,059		98,652		2,526,578	2,278,023
Policy maintenance charges	(41)		(644)		(835,682)	(942,625)
Policy benefits and terminations	40		-		(945,400)	(403,105)
Policy loans and loan repayments	-		-		(514,208)	(171,506)
Other	-		1		(2,820)	(983)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	12,430		105,287		1,008,283	1,662,483
NET INCREASE (DECREASE) IN NET ASSETS	13,057		104,045		3,869,597	5,168,135
NET ASSETS
Beginning of Year or Period	-		-		31,098,961	25,930,826
End of Year or Period	$13,057		$104,045		$34,968,558	$31,098,961

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-35

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Small-Cap Equity		Small-Cap Growth		Small-Cap Index
	Class P		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(3,900)	12,035	1,168,312	1,240,757	6,073,387	6,659,409
Change in net unrealized appreciation (depreciation) on investments	91,206	81,500	306,296	1,757,918	20,278,874	27,588,024
Net Increase (Decrease) in Net Assets Resulting from Operations	87,306	93,535	1,474,608	2,998,675	26,352,261	34,247,433
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	148,600	126,995	-	-	4,980,785	5,535,861
Transfers between variable and fixed accounts, net	136,547	69,137	(337,757)	(713,822)	(5,681,723)	3,084,148
Policy maintenance charges	(59,871)	(116,701)	(542,756)	(628,113)	(7,313,711)	(7,731,375)
Policy benefits and terminations	(6,222)	(2,690)	(865,707)	(428,583)	(6,571,705)	(5,491,448)
Policy loans and loan repayments	(711)	(29)	(106,564)	(153,495)	(1,051,376)	(467,311)
Other	8,079	72	(7,658)	1,622	(14,287)	16,055
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	226,422	76,784	(1,860,442)	(1,922,391)	(15,652,017)	(5,054,070)
NET INCREASE (DECREASE) IN NET ASSETS	313,728	170,319	(385,834)	1,076,284	10,700,244	29,193,363
NET ASSETS
Beginning of Year	783,956	613,637	23,132,422	22,056,138	243,169,054	213,975,691
End of Year	$1,097,684	$783,956	$22,746,588	$23,132,422	$253,869,298	$243,169,054

	Small-Cap Index		Small-Cap Plus Bond Alpha		Small-Cap Value
	Class P		Class P (1)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-		$-	$-
Realized gain (loss) on investments	(40,097)	(145,714)	19		1,640,981	2,112,750
Change in net unrealized appreciation (depreciation) on investments	3,505,783	3,314,854	186		2,630,326	2,997,591
Net Increase (Decrease) in Net Assets Resulting from Operations	3,465,686	3,169,140	205		4,271,307	5,110,341
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,885,074	4,890,921	-		1,834,896	2,020,050
Transfers between variable and fixed accounts, net	11,286,929	8,896,139	68,092		(3,820,821)	(1,478,846)
Policy maintenance charges	(4,231,836)	(2,905,634)	(1,138)		(1,840,214)	(2,060,382)
Policy benefits and terminations	(136,489)	(81,823)	-		(1,351,911)	(1,090,852)
Policy loans and loan repayments	(198,159)	(48,449)	-		(143,596)	(197,897)
Other	9,542	3,393	(1)		9,274	3,809
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	13,615,061	10,754,547	66,953		(5,312,372)	(2,804,118)
NET INCREASE (DECREASE) IN NET ASSETS	17,080,747	13,923,687	67,158		(1,041,065)	2,306,223
NET ASSETS
Beginning of Year or Period	25,780,714	11,857,027	-		71,691,671	69,385,448
End of Year or Period	$42,861,461	$25,780,714	$67,158		$70,650,606	$71,691,671

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Small-Cap Value		Value		Value
	Class P		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(1,966)	(53,643)	686,698	1,589,863	764	6,409
Change in net unrealized appreciation (depreciation) on investments	84,273	139,105	5,919,984	775,102	42,205	12,590
Net Increase (Decrease) in Net Assets Resulting from Operations	82,307	85,462	6,606,682	2,364,965	42,969	18,999
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	336,152	273,688	2,598,889	3,107,341	94,871	83,698
Transfers between variable and fixed accounts, net	224,446	323,063	(54,816)	(15,932)	7,150	152,442
Policy maintenance charges	(163,491)	(140,453)	(2,153,477)	(2,577,673)	(65,221)	(71,728)
Policy benefits and terminations	(13,665)	(1,106)	(1,767,024)	(1,715,222)	-	-
Policy loans and loan repayments	(8,519)	(8,866)	(273,212)	(194,332)	(323)	(1,384)
Other	2,430	1,366	1,435	480	1,351	35
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	377,353	447,692	(1,648,205)	(1,395,338)	37,828	163,063
NET INCREASE (DECREASE) IN NET ASSETS	459,660	533,154	4,958,477	969,627	80,797	182,062
NET ASSETS
Beginning of Year	1,089,551	556,397	64,969,945	64,000,318	413,062	231,000
End of Year	$1,549,211	$1,089,551	$69,928,422	$64,969,945	$493,859	$413,062

	Value Advantage		Value Advantage		Emerging Markets
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	182,115	526,637	2,440	30,479	1,062,369	1,693,157
Change in net unrealized appreciation (depreciation) on investments	1,462,069	426,790	265,689	112,581	(3,150,745)	10,180,856
Net Increase (Decrease) in Net Assets Resulting from Operations	1,644,184	953,427	268,129	143,060	(2,088,376)	11,874,013
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	485,049	500,804	228,961	183,919	3,806,131	4,891,971
Transfers between variable and fixed accounts, net	(894,279)	(3,503,308)	405,893	206,649	(15,265,469)	678,887
Policy maintenance charges	(342,740)	(374,954)	(227,359)	(189,042)	(3,679,070)	(4,235,674)
Policy benefits and terminations	(136,391)	(224,628)	(2,391)	-	(3,192,542)	(2,389,049)
Policy loans and loan repayments	(301,839)	(57,158)	808	(1,064)	(438,287)	(200,901)
Other	932	(78)	(4,451)	(302)	(207,732)	935
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,189,268)	(3,659,322)	401,461	200,160	(18,976,969)	(1,253,831)
NET INCREASE (DECREASE) IN NET ASSETS	454,916	(2,705,895)	669,590	343,220	(21,065,345)	10,620,182
NET ASSETS
Beginning of Year	10,453,172	13,159,067	1,559,950	1,216,730	144,225,680	133,605,498
End of Year	$10,908,088	$10,453,172	$2,229,540	$1,559,950	$123,160,335	$144,225,680

See Notes to Financial Statements	SA-37

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Emerging Markets		International Equity		International Equity
	Class P		Plus Bond Alpha Class I (1)		Plus Bond Alpha Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-		$-
Realized gain (loss) on investments	(31,024)	(126,812)	-		-
Change in net unrealized appreciation (depreciation) on investments	(71,319)	337,079	54		-
Net Increase (Decrease) in Net Assets Resulting from Operations	(102,343)	210,267	54		-
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	801,985	977,585	93		12
Transfers between variable and fixed accounts, net	467,840	1,426,016	6,343		-
Policy maintenance charges	(376,450)	(290,236)	-		-
Policy benefits and terminations	(16,803)	(2,001)	-		-
Policy loans and loan repayments	(27,303)	25,908	-		-
Other	(9,052)	2,077	-		-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	840,217	2,139,349	6,436		12
NET INCREASE (DECREASE) IN NET ASSETS	737,874	2,349,616	6,490		12
NET ASSETS
Beginning of Year or Period	4,240,923	1,891,307	-		-
End of Year or Period	$4,978,797	$4,240,923	$6,490		$12

	International Growth		International Large-Cap		International Large-Cap
	Class P		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	158	3,310	5,587,961	7,648,268	(8,163)	8,265
Change in net unrealized appreciation (depreciation) on investments	25,290	11,156	3,850,950	31,368,214	167,933	562,450
Net Increase (Decrease) in Net Assets Resulting from Operations	25,448	14,466	9,438,911	39,016,482	159,770	570,715
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	182,540	17,396	6,766,370	7,295,574	951,329	1,257,614
Transfers between variable and fixed accounts, net	73,479	337,121	(8,235,791)	3,017,391	1,858,107	1,481,220
Policy maintenance charges	(58,073)	(22,064)	(5,981,327)	(6,425,994)	(473,293)	(299,117)
Policy benefits and terminations	(1,951)	-	(6,077,775)	(4,413,653)	(4,845)	(5,528)
Policy loans and loan repayments	660	(1,369)	(808,515)	(707,766)	(11,821)	(9,315)
Other	161	(182)	80,432	(9,644)	9,797	3,103
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	196,816	330,902	(14,256,606)	(1,244,092)	2,329,274	2,427,977
NET INCREASE (DECREASE) IN NET ASSETS	222,264	345,368	(4,817,695)	37,772,390	2,489,044	2,998,692
NET ASSETS
Beginning of Year	354,181	8,813	249,556,714	211,784,324	4,884,131	1,885,439
End of Year	$576,445	$354,181	$244,739,019	$249,556,714	$7,373,175	$4,884,131

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-38

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	International Small-Cap		International Small-Cap		International Value
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	214,480	503,079	(2,210)	(12,342)	3,305,873	5,756,024
Change in net unrealized appreciation (depreciation) on investments	(575,103)	5,302,825	(18,224)	165,251	2,669,499	20,437,910
Net Increase (Decrease) in Net Assets Resulting from Operations	(360,623)	5,805,904	(20,434)	152,909	5,975,372	26,193,934
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,015,387	1,006,642	200,210	250,643	4,649,280	5,058,267
Transfers between variable and fixed accounts, net	67,945	88,752	232,522	151,873	(861,386)	(6,261,217)
Policy maintenance charges	(930,074)	(980,907)	(82,162)	(154,917)	(5,126,210)	(5,725,154)
Policy benefits and terminations	(508,650)	(523,615)	(3,939)	(231)	(4,671,640)	(3,457,737)
Policy loans and loan repayments	(290,632)	(90,528)	(2,348)	(1,036)	(1,468,215)	(135,087)
Other	805	2,257	6,958	(280)	(872)	(12,404)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(645,219)	(497,399)	351,241	246,052	(7,479,043)	(10,533,332)
NET INCREASE (DECREASE) IN NET ASSETS	(1,005,842)	5,308,505	330,807	398,961	(1,503,671)	15,660,602
NET ASSETS
Beginning of Year	39,377,685	34,069,180	1,155,762	756,801	150,403,413	134,742,811
End of Year	$38,371,843	$39,377,685	$1,486,569	$1,155,762	$148,899,742	$150,403,413

	Health Sciences		Health Sciences		Real Estate
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	3,402,607	5,644,741	(4,323)	20,624	1,730,438	2,082,073
Change in net unrealized appreciation (depreciation) on investments	338,089	(2,854,536)	76,009	52,862	4,897,685	8,386,152
Net Increase (Decrease) in Net Assets Resulting from Operations	3,740,696	2,790,205	71,686	73,486	6,628,123	10,468,225
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,112,852	2,523,366	579,000	582,212	2,412,168	2,510,842
Transfers between variable and fixed accounts, net	(4,466,623)	(3,849,338)	158,955	269,205	(1,712,539)	1,179,237
Policy maintenance charges	(2,422,290)	(2,709,741)	(323,625)	(327,579)	(2,758,102)	(2,846,830)
Policy benefits and terminations	(2,175,636)	(2,642,900)	(79,264)	(337,630)	(2,491,132)	(1,598,171)
Policy loans and loan repayments	(766,380)	(519,412)	(56,143)	(45,932)	(607,295)	(447,669)
Other	(6,805)	(18,880)	(520)	10	(11,103)	(15,412)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(7,724,882)	(7,216,905)	278,403	140,286	(5,168,003)	(1,218,003)
NET INCREASE (DECREASE) IN NET ASSETS	(3,984,186)	(4,426,700)	350,089	213,772	1,460,120	9,250,222
NET ASSETS
Beginning of Year	86,173,648	90,600,348	2,007,817	1,794,045	90,497,682	81,247,460
End of Year	$82,189,462	$86,173,648	$2,357,906	$2,007,817	$91,957,802	$90,497,682

See Notes to Financial Statements	SA-39

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Real Estate		Technology		Technology
	Class P		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(2)	(3,227)	911,217	2,426,903	1,584	(10,538)
Change in net unrealized appreciation (depreciation) on investments	11,227	12,106	17,243,620	14,632,834	983,592	700,741
Net Increase (Decrease) in Net Assets Resulting from Operations	11,225	8,879	18,154,837	17,059,737	985,176	690,203
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	36,349	29,752	1,271,220	1,318,429	938,119	661,754
Transfers between variable and fixed accounts, net	83,004	18,926	1,376,611	1,178,514	887,916	161,179
Policy maintenance charges	(5,172)	(23,524)	(1,485,965)	(1,287,081)	(525,487)	(312,139)
Policy benefits and terminations	-	-	(1,526,706)	(2,535,996)	(35,179)	(12,004)
Policy loans and loan repayments	-	-	(1,122,171)	(362,615)	(37,639)	(8,231)
Other	736	(148)	(1,474)	(12,199)	1,209	(111)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	114,917	25,006	(1,488,485)	(1,700,948)	1,228,939	490,448
NET INCREASE (DECREASE) IN NET ASSETS	126,142	33,885	16,666,352	15,358,789	2,214,115	1,180,651
NET ASSETS
Beginning of Year	81,529	47,644	48,109,684	32,750,895	2,296,424	1,115,773
End of Year	$207,671	$81,529	$64,776,036	$48,109,684	$4,510,539	$2,296,424

	ESG Diversified		ESG Diversified Growth		PSF Avantis
	Class P		Class P		Balanced Allocation Class D
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(1,336)	1,871	(2,444)	35,399	236,743	387,085
Change in net unrealized appreciation (depreciation) on investments	52,312	10,309	253,318	100,685	947,564	1,119,814
Net Increase (Decrease) in Net Assets Resulting from Operations	50,976	12,180	250,874	136,084	1,184,307	1,506,899
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	153,988	44,227	678,676	310,031	941,894	1,162,656
Transfers between variable and fixed accounts, net	1,007,526	97,954	2,056,769	626,874	135,749	(736,268)
Policy maintenance charges	(100,261)	(30,165)	(480,473)	(250,133)	(698,574)	(752,141)
Policy benefits and terminations	-	-	(13,607)	(1,189)	(1,581,728)	(184,395)
Policy loans and loan repayments	-	-	811	22,887	(79,600)	(112,461)
Other	2,366	(158)	10,862	799	(2,340)	(4,822)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,063,619	111,858	2,253,038	709,269	(1,284,599)	(627,431)
NET INCREASE (DECREASE) IN NET ASSETS	1,114,595	124,038	2,503,912	845,353	(100,292)	879,468
NET ASSETS
Beginning of Year	147,604	23,566	1,266,968	421,615	11,678,161	10,798,693
End of Year	$1,262,199	$147,604	$3,770,880	$1,266,968	$11,577,869	$11,678,161

See Notes to Financial Statements	SA-40

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	PSF Avantis		Pacific Dynamix -		Pacific Dynamix -
	Balanced Allocation Class P		Conservative Growth Class I		Conservative Growth Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	8,017	(16,594)	269,126	334,066	27,676	(161,407)
Change in net unrealized appreciation (depreciation) on investments	108,327	133,143	1,057,190	1,410,100	887,246	896,838
Net Increase (Decrease) in Net Assets Resulting from Operations	116,344	116,549	1,326,316	1,744,166	914,922	735,431
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	178,059	251,535	886,188	887,088	2,661,700	1,519,430
Transfers between variable and fixed accounts, net	124,082	14,523	(147,131)	(407,185)	5,378,446	2,815,230
Policy maintenance charges	(178,764)	(172,920)	(889,025)	(927,691)	(1,912,480)	(1,292,794)
Policy benefits and terminations	(1,098)	-	(1,046,903)	(387,262)	(52,442)	(183,755)
Policy loans and loan repayments	721	6,211	(311,587)	(63,410)	(63,269)	22,930
Other	120	57	(4,988)	5,970	(11,795)	4,944
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	123,120	99,406	(1,513,446)	(892,490)	6,000,160	2,885,985
NET INCREASE (DECREASE) IN NET ASSETS	239,464	215,955	(187,130)	851,676	6,915,082	3,621,416
NET ASSETS
Beginning of Year	973,693	757,738	16,291,500	15,439,824	8,243,504	4,622,088
End of Year	$1,213,157	$973,693	$16,104,370	$16,291,500	$15,158,586	$8,243,504

	Pacific Dynamix -		Pacific Dynamix -		Pacific Dynamix -
	Moderate Growth Class I		Moderate Growth Class P		Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	1,455,544	1,417,951	(40,510)	(844,708)	961,836	4,495,616
Change in net unrealized appreciation (depreciation) on investments	7,251,610	8,088,410	7,534,365	7,100,257	16,281,850	14,035,826
Net Increase (Decrease) in Net Assets Resulting from Operations	8,707,154	9,506,361	7,493,855	6,255,549	17,243,686	18,531,442
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,965,110	5,056,556	7,319,386	7,069,402	10,214,281	12,041,312
Transfers between variable and fixed accounts, net	(811,666)	(66,313)	17,419,317	10,578,412	(3,271,338)	(4,780,443)
Policy maintenance charges	(4,086,426)	(4,403,766)	(7,426,911)	(5,819,764)	(5,309,777)	(5,779,563)
Policy benefits and terminations	(4,155,533)	(1,486,988)	(80,865)	(79,572)	(2,804,515)	(2,546,137)
Policy loans and loan repayments	(279,499)	(482,286)	(1,213,236)	(22,466)	(798,589)	(1,282,975)
Other	(34,086)	(859)	4,902	(5,430)	(25,576)	10,842
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,402,100)	(1,383,656)	16,022,593	11,720,582	(1,995,514)	(2,336,964)
NET INCREASE (DECREASE) IN NET ASSETS	4,305,054	8,122,705	23,516,448	17,976,131	15,248,172	16,194,478
NET ASSETS
Beginning of Year	72,123,443	64,000,738	53,394,133	35,418,002	125,134,057	108,939,579
End of Year	$76,428,497	$72,123,443	$76,910,581	$53,394,133	$140,382,229	$125,134,057

See Notes to Financial Statements	SA-41

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Pacific Dynamix -		Pacific Dynamix -		Pacific Dynamix -
	Growth Class P		Aggressive Growth Class I (1)		Aggressive Growth Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-		$-
Realized gain (loss) on investments	(25,224)	(298,536)	(1)		(13,580)
Change in net unrealized appreciation (depreciation) on investments	7,859,360	5,866,250	4,862		19,801
Net Increase (Decrease) in Net Assets Resulting from Operations	7,834,136	5,567,714	4,861		6,221
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	13,413,424	7,742,386	4,317		325,204
Transfers between variable and fixed accounts, net	20,870,839	12,348,538	161,109		1,909,949
Policy maintenance charges	(8,454,082)	(5,419,809)	(412)		(132,053)
Policy benefits and terminations	(251,098)	(278,495)	299		-
Policy loans and loan repayments	(283,923)	(93,243)	-		-
Other	37,298	(5,960)	(1)		3,262
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	25,332,458	14,293,417	165,312		2,106,362
NET INCREASE (DECREASE) IN NET ASSETS	33,166,594	19,861,131	170,173		2,112,583
NET ASSETS
Beginning of Year or Period	45,440,324	25,579,193	-		-
End of Year or Period	$78,606,918	$45,440,324	$170,173		$2,112,583

	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Conservative Class I		Conservative Class P		Moderate-Conservative Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	132,685	219,903	115	(5,786)	995,963	1,073,803
(Change in net unrealized appreciation depreciation) on investments	619,460	913,631	970	8,077	2,786,440	3,735,150
Net Increase (Decrease) in Net Assets Resulting from Operations	752,145	1,133,534	1,085	2,291	3,782,403	4,808,953
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,078,881	205,218	3,832	3,885	1,269,107	1,424,681
Transfers between variable and fixed accounts, net	(1,417,860)	220,577	205	(40,984)	(274,080)	(433,237)
Policy maintenance charges	(1,024,907)	(1,136,889)	(4,006)	(4,004)	(2,149,939)	(2,153,175)
Policy benefits and terminations	(503,093)	(1,336,981)	-	-	(2,234,670)	(648,176)
Policy loans and loan repayments	(55,857)	642,095	3	-	(133,226)	(140,058)
Other	80	(15,325)	-	1	(11,943)	(185)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,922,756)	(1,421,305)	34	(41,102)	(3,534,751)	(1,950,150)
NET INCREASE (DECREASE) IN NET ASSETS	(1,170,611)	(287,771)	1,119	(38,811)	247,652	2,858,803
NET ASSETS
Beginning of Year	13,065,436	13,353,207	17,394	56,205	47,484,683	44,625,880
End of Year	$11,894,825	$13,065,436	$18,513	$17,394	$47,732,335	$47,484,683

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Moderate-Conservative Class P		Moderate Class I		Moderate Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	75	2,108	4,929,893	8,782,616	5,629	(910)
Change in net unrealized appreciation (depreciation) on investments	17,254	10,519	19,620,898	19,365,467	86,874	90,037
Net Increase (Decrease) in Net Assets Resulting from Operations	17,329	12,627	24,550,791	28,148,083	92,503	89,127
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	25,130	97,428	7,986,934	8,438,742	135,750	322,785
Transfers between variable and fixed accounts, net	16,541	63,957	(528,398)	(2,256,121)	(1,754)	42,314
Policy maintenance charges	(15,770)	(11,346)	(10,591,676)	(11,096,001)	(179,312)	(163,437)
Policy benefits and terminations	-	-	(7,968,245)	(10,140,933)	-	-
Policy loans and loan repayments	7	-	(476,311)	(689,519)	17	-
Other	10	110	(5,698)	18,080	(18)	167
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	25,918	150,149	(11,583,394)	(15,725,752)	(45,317)	201,829
NET INCREASE (DECREASE) IN NET ASSETS	43,247	162,776	12,967,397	12,422,331	47,186	290,956
NET ASSETS
Beginning of Year	189,168	26,392	223,773,175	211,350,844	834,184	543,228
End of Year	$232,415	$189,168	$236,740,572	$223,773,175	$881,370	$834,184

	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Growth Class I		Growth Class P		Aggressive-Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	9,885,713	11,241,876	3,936	(34,029)	3,300,134	7,442,083
Change in net unrealized appreciation (depreciation) on investments	31,372,368	36,512,345	418,699	443,420	19,283,647	18,779,629
Net Increase (Decrease) in Net Assets Resulting from Operations	41,258,081	47,754,221	422,635	409,391	22,583,781	26,221,712
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	11,712,583	14,387,707	1,000,173	1,023,328	5,993,548	6,564,887
Transfers between variable and fixed accounts, net	(6,126,625)	(6,525,508)	82,178	213,523	(1,396,249)	(7,147,966)
Policy maintenance charges	(11,079,001)	(11,569,774)	(475,684)	(435,323)	(5,165,500)	(5,403,751)
Policy benefits and terminations	(12,597,925)	(11,542,211)	(10,792)	(7,678)	(5,011,184)	(3,734,952)
Policy loans and loan repayments	(1,617,574)	(2,062,728)	(17,584)	11,574	(1,295,684)	(1,088,377)
Other	(21,060)	(4,515)	(82)	(592)	(56)	(14,192)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(19,729,602)	(17,317,029)	578,209	804,832	(6,875,125)	(10,824,351)
NET INCREASE (DECREASE) IN NET ASSETS	21,528,479	30,437,192	1,000,844	1,214,223	15,708,656	15,397,361
NET ASSETS
Beginning of Year	369,511,003	339,073,811	3,624,722	2,410,499	185,185,622	169,788,261
End of Year	$391,039,482	$369,511,003	$4,625,566	$3,624,722	$200,894,278	$185,185,622

See Notes to Financial Statements	SA-43

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Portfolio Optimization		Invesco V.I. Discovery		Invesco V.I. EQV International
	Aggressive-Growth Class P		Mid Cap Growth Series I		Equity Series I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$44,924	$4,062
Realized gain (loss) on investments	539	22,252	489	36	13,688	(61,714)
Change in net unrealized appreciation (depreciation) on investments	322,935	306,634	423	153	(48,675)	364,893
Net Increase (Decrease) in Net Assets Resulting from Operations	323,474	328,886	912	189	9,937	307,241
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	590,880	612,319	4,285	72	492,129	489,499
Transfers between variable and fixed accounts, net	28,414	(16,665)	(2,088)	3,384	53,535	361,710
Policy maintenance charges	(294,217)	(280,596)	986	(1,329)	(257,382)	(235,055)
Policy benefits and terminations	(6,050)	(15,504)	-	-	(25,983)	(499)
Policy loans and loan repayments	(6,261)	(26,191)	-	-	(41,693)	(26,615)
Other	122	(316)	20	-	(1,171)	233
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	312,888	273,047	3,203	2,127	219,435	589,273
NET INCREASE (DECREASE) IN NET ASSETS	636,362	601,933	4,115	2,316	229,372	896,514
NET ASSETS
Beginning of Year or Period	2,437,600	1,835,667	2,316	-	2,308,779	1,412,265
End of Year or Period	$3,073,962	$2,437,600	$6,431	$2,316	$2,538,151	$2,308,779

	Invesco V.I. EQV International		Invesco V.I.		Invesco V.I.
	Equity Series II		Global Series I		Global Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$517,183	$-	$-	$4,781	$-	$-
Realized gain (loss) on investments	123,802	(297,102)	174,043	147,560	983,026	984,021
Change in net unrealized appreciation (depreciation) on investments	(525,352)	5,031,748	237,214	396,522	1,378,797	3,453,763
Net Increase (Decrease) in Net Assets Resulting from Operations	115,633	4,734,646	411,257	548,863	2,361,823	4,437,784
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,114,548	1,213,349	453,628	420,297	581,671	566,114
Transfers between variable and fixed accounts, net	247,482	1,731,568	464,705	358,430	(258,340)	(3,021,218)
Policy maintenance charges	(1,000,145)	(1,154,278)	(337,505)	(302,220)	(469,858)	(547,335)
Policy benefits and terminations	(152,086)	(635,392)	(64,582)	(8,731)	(126,001)	(620,677)
Policy loans and loan repayments	(112,870)	(140,074)	(17,399)	(2,071)	(147,393)	(208,239)
Other	2,333	(4,638)	7,145	(890)	(908)	3,755
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	99,262	1,010,535	505,992	464,815	(420,829)	(3,827,600)
NET INCREASE (DECREASE) IN NET ASSETS	214,895	5,745,181	917,249	1,013,678	1,940,994	610,184
NET ASSETS
Beginning of Year	32,047,402	26,302,221	2,396,556	1,382,878	14,775,312	14,165,128
End of Year	$32,262,297	$32,047,402	$3,313,805	$2,396,556	$16,716,306	$14,775,312

See Notes to Financial Statements	SA-44

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Invesco V.I. Main Street		American Funds IS American		American Funds IS Asset
	Small Cap Fund Series I		High-Income Trust Class 2		Allocation Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$116,778	$158,329	$99,794	$766,393	$552,862
Realized gain (loss) on investments	558,342	39,165	(1,632)	(55,262)	1,386,998	542,404
Change in net unrealized appreciation (depreciation) on investments	1,121,289	1,330,176	34,213	109,993	2,773,159	2,026,756
Net Increase (Decrease) in Net Assets Resulting from Operations	1,679,631	1,486,119	190,910	154,525	4,926,550	3,122,022
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	536,799	540,407	235,846	196,485	6,003,358	4,951,515
Transfers between variable and fixed accounts, net	2,571,351	4,948,131	563,535	681,007	3,817,227	6,562,964
Policy maintenance charges	(449,870)	(403,597)	(79,800)	(242,447)	(3,741,750)	(2,800,946)
Policy benefits and terminations	(111,902)	(44,603)	(4,895)	(27,463)	(734,528)	(236,289)
Policy loans and loan repayments	(72,253)	(12,115)	(264)	(1,512)	(31,721)	(28,172)
Other	4,761	252	14,982	947	(42,462)	15,973
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,478,886	5,028,475	729,404	607,017	5,270,124	8,465,045
NET INCREASE (DECREASE) IN NET ASSETS	4,158,517	6,514,594	920,314	761,542	10,196,674	11,587,067
NET ASSETS
Beginning of Year	12,344,488	5,829,894	1,622,483	860,941	27,519,934	15,932,867
End of Year	$16,503,005	$12,344,488	$2,542,797	$1,622,483	$37,716,608	$27,519,934

	American Funds IS Asset		American Funds IS		American Funds IS
	Allocation Class 4		Capital World Bond Class 2		Growth Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,244,635	$1,891,627	$1,505	$-	$83,799	$54,179
Realized gain (loss) on investments	5,423,669	3,771,147	(62)	114	544,328	360,638
Change in net unrealized appreciation (depreciation) on investments	9,295,617	6,576,317	(3,344)	2,392	5,956,549	3,971,443
Net Increase (Decrease) in Net Assets Resulting from Operations	16,963,921	12,239,091	(1,901)	2,506	6,584,676	4,386,260
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,910,929	5,235,484	19,899	32,683	4,706,914	3,884,102
Transfers between variable and fixed accounts, net	4,150,314	5,419,203	4,061	(455)	2,879,664	3,787,098
Policy maintenance charges	(4,232,725)	(4,138,537)	(2,452)	(1,201)	(3,193,053)	(2,015,705)
Policy benefits and terminations	(6,352,537)	(1,324,378)	-	-	(293,692)	(73,197)
Policy loans and loan repayments	(52,875)	(321,884)	-	-	(327,106)	41,396
Other	(73,292)	2,021	(19)	-	(59,719)	(4,860)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,650,186)	4,871,909	21,489	31,027	3,713,008	5,618,834
NET INCREASE (DECREASE) IN NET ASSETS	15,313,735	17,111,000	19,588	33,533	10,297,684	10,005,094
NET ASSETS
Beginning of Year	102,257,160	85,146,160	51,304	17,771	18,970,458	8,965,364
End of Year	$117,570,895	$102,257,160	$70,892	$51,304	$29,268,142	$18,970,458

See Notes to Financial Statements	SA-45

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	American Funds IS		American Funds IS		American Funds IS
	Growth Class 4		Growth-Income Class 2		Growth-Income Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$360,000	$249,332	$175,875	$145,410	$1,324,242	$1,367,780
Realized gain (loss) on investments	6,183,585	11,090,640	664,379	460,737	7,345,168	7,233,631
Change in net unrealized appreciation (depreciation) on investments	48,636,718	34,413,550	2,281,736	1,655,415	21,252,090	17,968,760
Net Increase (Decrease) in Net Assets Resulting from Operations	55,180,303	45,753,522	3,121,990	2,261,562	29,921,500	26,570,171
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,426,859	4,659,743	2,013,122	1,972,648	3,705,955	3,807,679
Transfers between variable and fixed accounts, net	21,991,804	(438,335)	2,165,086	2,482,460	44,999	145,160
Policy maintenance charges	(5,305,623)	(4,486,681)	(2,126,257)	(1,242,479)	(3,974,976)	(4,247,173)
Policy benefits and terminations	(6,266,745)	(3,065,760)	(93,801)	(11,481)	(6,107,848)	(4,807,077)
Policy loans and loan repayments	(1,738,500)	(1,111,574)	(6,021)	(22,521)	(874,390)	(875,904)
Other	(34,026)	(33,965)	(83,643)	2,714	(31,401)	11,645
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	14,073,769	(4,476,572)	1,868,486	3,181,341	(7,237,661)	(5,965,670)
NET INCREASE (DECREASE) IN NET ASSETS	69,254,072	41,276,950	4,990,476	5,442,903	22,683,839	20,604,501
NET ASSETS
Beginning of Year	161,926,443	120,649,493	12,446,159	7,003,256	126,567,509	105,963,008
End of Year	$231,180,515	$161,926,443	$17,436,635	$12,446,159	$149,251,348	$126,567,509

	American Funds IS		American Funds IS		BlackRock 60/40 Target
	International Class 2		New World Fund Class 2		Allocation ETF V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$46,511	$33,455	$57,707	$35,660	$662,083	$474,017
Realized gain (loss) on investments	(5,833)	(150,149)	14,183	(121,716)	1,635,396	(117,085)
Change in net unrealized appreciation (depreciation) on investments	13,755	452,729	91,368	422,666	609,090	2,836,902
Net Increase (Decrease) in Net Assets Resulting from Operations	54,433	336,035	163,258	336,610	2,906,569	3,193,834
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	527,604	425,224	636,417	495,011	2,434,054	1,428,476
Transfers between variable and fixed accounts, net	812,207	671,859	1,106,763	424,827	3,257,219	2,452,871
Policy maintenance charges	(365,526)	(401,827)	(122,206)	(478,366)	(2,543,225)	(2,176,155)
Policy benefits and terminations	(8,328)	(3,454)	(14,232)	(30,155)	(548,095)	(260,171)
Policy loans and loan repayments	(2,755)	375	(33,076)	(8,844)	(149,817)	(12,206)
Other	8,162	(1,064)	29,214	(568)	(7,634)	(10,437)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	971,364	691,113	1,602,880	401,905	2,442,502	1,422,378
NET INCREASE (DECREASE) IN NET ASSETS	1,025,797	1,027,148	1,766,138	738,515	5,349,071	4,616,212
NET ASSETS
Beginning of Year	2,841,541	1,814,393	2,628,449	1,889,934	24,094,543	19,478,331
End of Year	$3,867,338	$2,841,541	$4,394,587	$2,628,449	$29,443,614	$24,094,543

See Notes to Financial Statements	SA-46

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	BlackRock Basic Value		BlackRock Global Allocation		BlackRock Global Allocation
	V.I. Class III		V.I. Class I		V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$487,519	$390,328	$106,705	$130,140	$1,091,837	$1,702,902
Realized gain (loss) on investments	2,153,113	570,793	513,711	(97,782)	5,676,726	(1,376,444)
Change in net unrealized appreciation (depreciation) on investments	115,262	2,818,737	68,206	486,090	(581,343)	7,613,392
Net Increase (Decrease) in Net Assets Resulting from Operations	2,755,894	3,779,858	688,622	518,448	6,187,220	7,939,850
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	543,553	691,197	549,890	518,428	2,908,112	3,459,461
Transfers between variable and fixed accounts, net	(2,193,767)	1,268,949	1,441,957	3,466,270	783,895	(1,850,295)
Policy maintenance charges	(702,400)	(742,801)	(746,838)	(516,851)	(2,875,893)	(3,087,249)
Policy benefits and terminations	(509,887)	(542,251)	(6,912)	(51,278)	(2,411,956)	(1,479,612)
Policy loans and loan repayments	(326,578)	(131,649)	(64,120)	2,611	65,446	(18,665)
Other	(4,502)	615	(62)	(2,240)	(17,056)	(5,393)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,193,581)	544,060	1,173,915	3,416,940	(1,547,452)	(2,981,753)
NET INCREASE (DECREASE) IN NET ASSETS	(437,687)	4,323,918	1,862,537	3,935,388	4,639,768	4,958,097
NET ASSETS
Beginning of Year	28,276,186	23,952,268	6,104,929	2,169,541	70,357,907	65,399,810
End of Year	$27,838,499	$28,276,186	$7,967,466	$6,104,929	$74,997,675	$70,357,907

	BNY Mellon VIF		DFA VA International Small		DFA VA International Value
	Appreciation Service Shares		Institutional Class		Institutional Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$12,372	$20,297	$249,100	$167,175	$175,697	$129,054
Realized gain (loss) on investments	446,470	(485,396)	204,104	(130,449)	82,076	17,248
Change in net unrealized appreciation (depreciation) on investments	268,930	1,271,507	(269,217)	523,667	(66,849)	234,262
Net Increase (Decrease) in Net Assets Resulting from Operations	727,772	806,408	183,987	560,393	190,924	380,564
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	201,034	116,820	854,496	716,733	565,506	486,609
Transfers between variable and fixed accounts, net	1,976,800	1,468,547	1,523,788	2,333,802	1,153,607	705,034
Policy maintenance charges	(107,830)	(78,250)	(677,171)	(502,366)	(394,746)	(324,296)
Policy benefits and terminations	(61,406)	(85,258)	(20,935)	(10,779)	(44,297)	(3,589)
Policy loans and loan repayments	(34,099)	41,593	(31,554)	(36,580)	2,614	(22,239)
Other	(486)	(420)	4,861	1,213	5,747	781
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,974,013	1,463,032	1,653,485	2,502,023	1,288,431	842,300
NET INCREASE (DECREASE) IN NET ASSETS	2,701,785	2,269,440	1,837,472	3,062,416	1,479,355	1,222,864
NET ASSETS
Beginning of Year	5,136,595	2,867,155	5,672,547	2,610,131	2,924,414	1,701,550
End of Year	$7,838,380	$5,136,595	$7,510,019	$5,672,547	$4,403,769	$2,924,414

See Notes to Financial Statements	SA-47

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	DFA VA Short-Term Fixed		DFA VA US Large Value		DFA VA US Targeted Value
	Institutional Class		Institutional Class		Institutional Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$511,785	$291,821	$178,002	$131,939	$78,895	$57,204
Realized gain (loss) on investments	652	17,451	901,747	28,587	380,739	158,376
Change in net unrealized appreciation (depreciation) on investments	4,166	(19,455)	(162,050)	411,978	(27,760)	394,103
Net Increase (Decrease) in Net Assets Resulting from Operations	516,603	289,817	917,699	572,504	431,874	609,683
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,173,926	1,240,238	1,399,657	1,391,679	997,799	972,777
Transfers between variable and fixed accounts, net	2,401,217	3,899,630	1,126,783	1,713,355	901,701	926,098
Policy maintenance charges	(1,061,286)	(862,329)	(861,671)	(596,900)	(569,904)	(426,223)
Policy benefits and terminations	(20,720)	(11,008)	(73,481)	(11,447)	(45,378)	(17,777)
Policy loans and loan repayments	(41,997)	49,104	(2,396)	49,452	(4,031)	(8,462)
Other	(62)	343	(5,962)	6,115	1,914	2,184
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,451,078	4,315,978	1,582,930	2,552,254	1,282,101	1,448,597
NET INCREASE (DECREASE) IN NET ASSETS	2,967,681	4,605,795	2,500,629	3,124,758	1,713,975	2,058,280
NET ASSETS
Beginning of Year	7,917,948	3,312,153	6,369,572	3,244,814	4,114,359	2,056,079
End of Year	$10,885,629	$7,917,948	$8,870,201	$6,369,572	$5,828,334	$4,114,359

	Fidelity VIP Bond Index		Fidelity VIP Bond Index		Fidelity VIP Contrafund
	Initial Class		Service Class 2		Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$869,844	$481,373	$160,518	$86,198	$9,174	$11,226
Realized gain (loss) on investments	(26,371)	(276,264)	(9,244)	(77,084)	625,220	(10,529)
Change in net unrealized appreciation (depreciation) on investments	(534,290)	789,199	(114,873)	182,710	436,304	535,509
Net Increase (Decrease) in Net Assets Resulting from Operations	309,183	994,308	36,401	191,824	1,070,698	536,206
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,534,381	2,604,399	730,067	629,041	1,278,283	745,515
Transfers between variable and fixed accounts, net	9,511,426	14,426,277	1,741,807	2,280,168	1,257,131	367,993
Policy maintenance charges	(3,373,551)	(1,840,001)	(639,319)	(440,485)	(551,115)	(326,474)
Policy benefits and terminations	(34,003)	(8,408)	(32,015)	(18,793)	(35,435)	(52,802)
Policy loans and loan repayments	(416,688)	(37,975)	4,101	32,174	(32,599)	(1,515)
Other	(4,881)	2,592	1,930	(1,460)	1,578	157
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	9,216,684	15,146,884	1,806,571	2,480,645	1,917,843	732,874
NET INCREASE (DECREASE) IN NET ASSETS	9,525,867	16,141,192	1,842,972	2,672,469	2,988,541	1,269,080
NET ASSETS
Beginning of Year	23,584,148	7,442,956	4,569,014	1,896,545	2,618,170	1,349,090
End of Year	$33,110,015	$23,584,148	$6,411,986	$4,569,014	$5,606,711	$2,618,170

See Notes to Financial Statements	SA-48

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Fidelity VIP Contrafund		Fidelity VIP Freedom 2010		Fidelity VIP Freedom 2015
	Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$33,440	$209,992	$59,630	$39,036	$83,776	$87,203
Realized gain (loss) on investments	14,393,331	4,312,245	(13,281)	(58,687)	61,427	32,097
Change in net unrealized appreciation (depreciation) on investments	14,569,307	17,959,074	13,772	100,823	16,057	140,215
Net Increase (Decrease) in Net Assets Resulting from Operations	28,996,078	22,481,311	60,121	81,172	161,260	259,515
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,668,036	2,398,215	45,969	89,023	106,642	91,262
Transfers between variable and fixed accounts, net	(104,357)	275,534	771,944	108,341	(26,683)	19,726
Policy maintenance charges	(2,472,492)	(2,419,839)	(63,304)	(70,743)	(94,391)	(104,126)
Policy benefits and terminations	(3,735,053)	(1,497,282)	(58,586)	(42,956)	(58,650)	(41,120)
Policy loans and loan repayments	(864,125)	(1,919,790)	(4,242)	(2,556)	(6,665)	10,893
Other	(19,365)	(2,281)	(460)	156	(971)	79
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,527,356)	(3,165,443)	691,321	81,265	(80,718)	(23,286)
NET INCREASE (DECREASE) IN NET ASSETS	24,468,722	19,315,868	751,442	162,437	80,542	236,229
NET ASSETS
Beginning of Year	88,320,054	69,004,186	1,113,788	951,351	2,677,845	2,441,616
End of Year	$112,788,776	$88,320,054	$1,865,230	$1,113,788	$2,758,387	$2,677,845

	Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2025		Fidelity VIP Freedom 2025
	Portfolio Service Class 2		Portfolio Initial Class		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$165,074	$166,104	$11,668	$5,805	$329,579	$349,910
Realized gain (loss) on investments	112,316	(19,043)	840	(1,470)	84,371	(23,902)
Change in net unrealized appreciation (depreciation) on investments	176,695	508,563	16,895	17,788	742,101	1,368,782
Net Increase (Decrease) in Net Assets Resulting from Operations	454,085	655,624	29,403	22,123	1,156,051	1,694,790
INCREASE (DECREASE) IN NET ASSETS TRANSACTIONS
Payments received from policyholders	139,654	124,717	131,880	83,137	559,653	663,428
Transfers between variable and fixed accounts, net	808,749	(393,299)	85,959	120,132	(279,901)	(115,411)
Policy maintenance charges	(247,666)	(242,759)	(8,691)	(10,202)	(576,966)	(640,507)
Policy benefits and terminations	(400,116)	(91,253)	-	(34,438)	(426,615)	(555,366)
Policy loans and loan repayments	1,853	(159,091)	2,407	1,767	(174,331)	(202,897)
Other	(1,527)	2,634	469	399	(297)	1,130
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	300,947	(759,051)	212,024	160,795	(898,457)	(849,623)
NET INCREASE (DECREASE) IN NET ASSETS	755,032	(103,427)	241,427	182,918	257,594	845,167
NET ASSETS
Beginning of Year	5,592,385	5,695,812	264,574	81,656	14,083,495	13,238,328
End of Year	$6,347,417	$5,592,385	$506,001	$264,574	$14,341,089	$14,083,495

See Notes to Financial Statements	SA-49

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Fidelity VIP Freedom 2030		Fidelity VIP Freedom 2030		Fidelity VIP Freedom 2035
	Portfolio Initial Class		Portfolio Service Class 2		Portfolio Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$13,579	$14,358	$359,610	$333,859	$109,077	$72,634
Realized gain (loss) on investments	8,583	(61,843)	70,618	(56,919)	74,209	24,884
Change in net unrealized appreciation (depreciation) on investments	27,751	124,316	1,070,261	1,753,034	338,412	402,520
Net Increase (Decrease) in Net Assets Resulting from Operations	49,913	76,831	1,500,489	2,029,974	521,698	500,038
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	98,375	204,894	939,445	1,029,851	1,656,480	933,721
Transfers between variable and fixed accounts, net	(161,243)	177,307	1,491,729	(167,183)	474,470	749,432
Policy maintenance charges	(15,780)	(21,298)	(669,757)	(692,211)	(507,878)	(347,862)
Policy benefits and terminations	-	(257,094)	(289,824)	(144,592)	(143,531)	(25,930)
Policy loans and loan repayments	-	-	(610,256)	(256,758)	60	61
Other	496	2,484	5,825	(2,797)	(4,286)	(1,190)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(78,152)	106,293	867,162	(233,690)	1,475,315	1,308,232
NET INCREASE (DECREASE) IN NET ASSETS	(28,239)	183,124	2,367,651	1,796,284	1,997,013	1,808,270
NET ASSETS
Beginning of Year	638,772	455,648	15,803,361	14,007,077	4,096,847	2,288,577
End of Year	$610,533	$638,772	$18,171,012	$15,803,361	$6,093,860	$4,096,847

	Fidelity VIP Freedom 2035		Fidelity VIP Freedom 2040	Fidelity VIP Freedom 2045
	Portfolio Service Class 2		Portfolio Initial Class (1)	Portfolio Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$307,802	$267,444	$65	$85,423	$59,138
Realized gain (loss) on investments	278,167	222,511	15	99,188	(63,290)
Change in net unrealized appreciation (depreciation) on investments	1,230,179	1,808,690	11	523,099	604,354
Net Increase (Decrease) in Net Assets Resulting from Operations	1,816,148	2,298,645	91	707,710	600,202
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,480,640	1,433,363	5,610	1,816,527	1,331,462
Transfers between variable and fixed accounts, net	(19,689)	1,259,847	1,253	569,468	1,186,700
Policy maintenance charges	(744,631)	(802,822)	(244)	(641,870)	(452,397)
Policy benefits and terminations	(304,820)	(262,321)	-	(158,732)	(149,213)
Policy loans and loan repayments	(33,025)	(1,511,078)	-	(17,100)	(5,159)
Other	(1,110)	534	(1)	(1,301)	(306)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	377,365	117,523	6,618	1,566,992	1,911,087
NET INCREASE (DECREASE) IN NET ASSETS	2,193,513	2,416,168	6,709	2,274,702	2,511,289
NET ASSETS
Beginning of Year or Period	16,609,492	14,193,324	-	4,577,693	2,066,404
End of Year or Period	$18,803,005	$16,609,492	$6,709	$6,852,395	$4,577,693

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-50

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Fidelity VIP Freedom 2045		Fidelity VIP Freedom 2050		Fidelity VIP Freedom 2055
	Portfolio Service Class 2		Portfolio Initial Class (1)		Portfolio Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$222,609	$211,603	$148		$306	$176
Realized gain (loss) on investments	378,293	453,661	38		478	522
Change in net unrealized appreciation (depreciation) on investments	1,842,639	2,153,718	20		761	916
Net Increase (Decrease) in Net Assets Resulting from Operations	2,443,541	2,818,982	206		1,545	1,614
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,347,197	1,494,214	12,449		6,759	11,484
Transfers between variable and fixed accounts, net	504,995	853,354	4,550		1,916	(3,051)
Policy maintenance charges	(734,878)	(837,887)	(524)		584	(1,260)
Policy benefits and terminations	(779,174)	(231,855)	-		-	-
Policy loans and loan repayments	(33,931)	(191,941)	-		-	-
Other	1,478	733	-		49	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	305,687	1,086,618	16,475		9,308	7,172
NET INCREASE (DECREASE) IN NET ASSETS	2,749,228	3,905,600	16,681		10,853	8,786
NET ASSETS
Beginning of Year or Period	18,202,542	14,296,942	-		13,843	5,057
End of Year or Period	$20,951,770	$18,202,542	$16,681		$24,696	$13,843

	Fidelity VIP Freedom 2065	Fidelity VIP Freedom Income		Fidelity VIP Freedom Income
	Portfolio Initial Class (1)	Portfolio Initial Class		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$135	$6,848	$10,551	$81,573	$83,558
Realized gain (loss) on investments	38	(371)	(15,603)	(3,881)	(104,084)
Change in net unrealized appreciation (depreciation) on investments	54	3,700	22,233	5,538	192,847
Net Increase (Decrease) in Net Assets Resulting from Operations	227	10,177	17,181	83,230	172,321
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	11,160	35,431	69,617	59,757	45,961
Transfers between variable and fixed accounts, net	1,031	21,424	15,843	497,739	(440,408)
Policy maintenance charges	(506)	(24,615)	(28,429)	(75,644)	(92,128)
Policy benefits and terminations	-	(118,063)	-	(68,286)	(37,613)
Policy loans and loan repayments	-	(17,406)	-	2,480	(16,600)
Other	(1)	(7)	(177)	(1,377)	60
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	11,684	(103,236)	56,854	414,669	(540,728)
NET INCREASE (DECREASE) IN NET ASSETS	11,911	(93,059)	74,035	497,899	(368,407)
NET ASSETS
Beginning of Year or Period	-	269,215	195,180	1,956,864	2,325,271
End of Year or Period	$11,911	$176,156	$269,215	$2,454,763	$1,956,864

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-51

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Fidelity VIP Government		Fidelity VIP		Fidelity VIP
	Money Market Service Class		Growth Initial Class		Growth Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$15,751,674	$14,393,230	$3	$214	$-	$1,476
Realized gain (loss) on investments	-	-	84,851	7,050	18,265,972	2,766,630
Change in net unrealized appreciation (depreciation) on investments	-	-	(10,964)	35,837	(1,902,498)	10,134,342
Net Increase (Decrease) in Net Assets Resulting from Operations	15,751,674	14,393,230	73,890	43,101	16,363,474	12,902,448
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	415,347,029	320,700,962	132,500	41,405	1,210,799	1,001,351
Transfers between variable and fixed accounts, net	(219,493,085)	(297,727,532)	23,814	58,214	1,837,224	13,523,902
Policy maintenance charges	(30,155,480)	(28,255,701)	(9,005)	(1,695)	(1,347,214)	(867,890)
Policy benefits and terminations	(7,528,819)	(11,942,883)	-	-	(1,291,785)	(946,719)
Policy loans and loan repayments	(7,257,128)	(7,695,595)	-	-	(1,800,985)	(515,547)
Other	(50,960)	37,905	(211)	(1)	(9,139)	(7,419)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	150,861,557	(24,882,844)	147,098	97,923	(1,401,100)	12,187,678
NET INCREASE (DECREASE) IN NET ASSETS	166,613,231	(10,489,614)	220,988	141,024	14,962,374	25,090,126
NET ASSETS
Beginning of Year	287,113,511	297,603,125	193,873	52,849	58,856,085	33,765,959
End of Year	$453,726,742	$287,113,511	$414,861	$193,873	$73,818,459	$58,856,085

	Fidelity VIP		Fidelity VIP		Fidelity VIP
	International Index Initial Class		International Index Service Class 2		Mid Cap Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,029,802	$556,069	$166,331	$90,938	$34,100	$23,646
Realized gain (loss) on investments	(27,419)	(208,393)	(802)	(79,171)	751,179	64,312
Change in net unrealized appreciation (depreciation) on investments	54,261	2,010,701	36,434	411,933	29,583	410,252
Net Increase (Decrease) in Net Assets Resulting from Operations	1,056,644	2,358,377	201,963	423,700	814,862	498,210
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,223,704	3,332,852	821,713	577,609	1,074,348	901,028
Transfers between variable and fixed accounts, net	12,907,958	10,799,627	1,846,255	1,744,028	1,052,910	1,004,309
Policy maintenance charges	(3,956,435)	(2,485,707)	(496,466)	(446,342)	(568,615)	(586,910)
Policy benefits and terminations	(54,844)	(35,456)	(21,062)	(19,260)	(35,312)	(33,460)
Policy loans and loan repayments	(125,073)	(49,007)	2,149	117,053	(13,383)	(2,639)
Other	14,927	(2,249)	10,999	3,423	33,266	(2,948)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	14,010,237	11,560,060	2,163,588	1,976,511	1,543,214	1,279,380
NET INCREASE (DECREASE) IN NET ASSETS	15,066,881	13,918,437	2,365,551	2,400,211	2,358,076	1,777,590
NET ASSETS
Beginning of Year	23,286,420	9,367,983	4,112,784	1,712,573	4,199,230	2,421,640
End of Year	$38,353,301	$23,286,420	$6,478,335	$4,112,784	$6,557,306	$4,199,230

See Notes to Financial Statements	SA-52

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Fidelity VIP		Fidelity VIP Total Market Index		Fidelity VIP Total Market Index
	Mid Cap Service Class 2		Initial Class		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$180,621	$161,577	$1,330,120	$571,165	$123,957	$50,650
Realized gain (loss) on investments	7,497,635	1,198,705	(37,763)	(586,794)	4,224	(13,168)
Change in net unrealized appreciation (depreciation) on investments	492,403	4,309,152	16,860,074	10,686,754	1,936,969	1,126,087
Net Increase (Decrease) in Net Assets Resulting from Operations	8,170,659	5,669,434	18,152,431	10,671,125	2,065,150	1,163,569
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,228,051	1,971,000	16,308,815	10,735,689	2,946,586	1,767,036
Transfers between variable and fixed accounts, net	1,748,146	1,049,424	36,485,283	16,753,703	2,859,132	1,579,582
Policy maintenance charges	(1,546,865)	(1,541,758)	(12,221,934)	(7,298,862)	(1,535,174)	(952,869)
Policy benefits and terminations	(1,172,037)	(745,311)	(132,695)	(42,370)	(41,956)	(10,271)
Policy loans and loan repayments	(355,725)	(116,070)	(755,955)	(199,416)	(39,454)	34,886
Other	200,737	(370)	(28,215)	9,205	(9,703)	2,696
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,102,307	616,915	39,655,299	19,957,949	4,179,431	2,421,060
NET INCREASE (DECREASE) IN NET ASSETS	9,272,966	6,286,349	57,807,730	30,629,074	6,244,581	3,584,629
NET ASSETS
Beginning of Year	44,375,095	38,088,746	63,893,396	33,264,322	6,706,432	3,121,803
End of Year	$53,648,061	$44,375,095	$121,701,126	$63,893,396	$12,951,013	$6,706,432

	Fidelity VIP Value		Templeton		Templeton
	Strategies Service Class 2		Foreign VIP Class 1		Foreign VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$139,321	$108,327	$25,114	$23,932	$450,893	$590,907
Realized gain (loss) on investments	2,427,912	1,163,261	(294)	(7,968)	134,907	(500,434)
Change in net unrealized appreciation (depreciation) on investments	(1,226,344)	1,021,317	(41,226)	120,809	(727,484)	3,387,369
Net Increase (Decrease) in Net Assets Resulting from Operations	1,340,889	2,292,905	(16,406)	136,773	(141,684)	3,477,842
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	353,459	385,229	286,946	274,990	729,901	1,126,031
Transfers between variable and fixed accounts, net	4,147,320	(774,101)	123,777	30,023	(645,618)	710,071
Policy maintenance charges	(342,410)	(380,798)	(157,281)	(156,681)	(586,221)	(1,011,092)
Policy benefits and terminations	(550,208)	(790,816)	(5,565)	(2,701)	(510,262)	(2,347,536)
Policy loans and loan repayments	(82,555)	(103,417)	135	1,827	(24,198)	(373,263)
Other	67	6,811	1,767	77	(2,874)	4,887
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,525,673	(1,657,092)	249,779	147,535	(1,039,272)	(1,890,902)
NET INCREASE (DECREASE) IN NET ASSETS	4,866,562	635,813	233,373	284,308	(1,180,956)	1,586,940
NET ASSETS
Beginning of Year	12,838,436	12,202,623	899,065	614,757	19,364,503	17,777,563
End of Year	$17,704,998	$12,838,436	$1,132,438	$899,065	$18,183,547	$19,364,503

See Notes to Financial Statements	SA-53

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Templeton		Templeton		Goldman Sachs VIT Multi-Strategy
	Global Bond VIP Class 1		Global Bond VIP Class 2		Alternatives Institutional Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$2,352	$3,374
Realized gain (loss) on investments	(11,335)	(6,031)	(411,976)	(555,648)	8	20
Change in net unrealized appreciation (depreciation) on investments	(98,805)	23,603	(2,077,243)	1,182,553	(374)	(434)
Net Increase (Decrease) in Net Assets Resulting from Operations	(110,140)	17,572	(2,489,219)	626,905	1,986	2,960
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	116,208	111,133	1,040,702	1,117,249	1	-
Transfers between variable and fixed accounts, net	498,722	171,330	1,204,632	135,083	28,168	50,000
Policy maintenance charges	(43,085)	(101,912)	(755,996)	(883,661)	(2,136)	(1,802)
Policy benefits and terminations	(32,145)	(2,655)	(838,416)	(472,801)	-	-
Policy loans and loan repayments	100	2,356	(367,669)	(246,107)	-	-
Other	(807)	(304)	(3,390)	(2,524)	-	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	538,993	179,948	279,863	(352,761)	26,033	48,197
NET INCREASE (DECREASE) IN NET ASSETS	428,853	197,520	(2,209,356)	274,144	28,019	51,157
NET ASSETS
Beginning of Year or Period	518,647	321,127	22,070,300	21,796,156	51,157	-
End of Year or Period	$947,500	$518,647	$19,860,944	$22,070,300	$79,176	$51,157

	Janus Henderson		Janus Henderson		Janus Henderson
	Enterprise Institutional Shares		Enterprise Service Shares		Mid Cap Value Institutional Shares (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$8,045	$1,215	$226,532	$28,000
Realized gain (loss) on investments	40,165	4,705	1,534,451	2,306,642	-
Change in net unrealized appreciation (depreciation) on investments	95,699	92,761	2,749,294	3,071,710	(16)
Net Increase (Decrease) in Net Assets Resulting from Operations	143,909	98,681	4,510,277	5,406,352	(15)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	276,333	327,725	863,892	929,882	5
Transfers between variable and fixed accounts, net	333,524	47,389	11,234,624	(3,687,271)	255
Policy maintenance charges	(167,393)	(94,483)	(881,931)	(881,382)	-
Policy benefits and terminations	(4,507)	(9,234)	(494,248)	(1,422,268)	-
Policy loans and loan repayments	(865)	(7,873)	(807,826)	(385,034)	-
Other	125	(375)	1,080	7,867	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	437,217	263,149	9,915,591	(5,438,206)	261
NET INCREASE (DECREASE) IN NET ASSETS	581,126	361,830	14,425,868	(31,854)	246
NET ASSETS
Beginning of Year or Period	831,125	469,295	32,074,257	32,106,111	-
End of Year or Period	$1,412,251	$831,125	$46,500,125	$32,074,257	$246

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-54

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Janus Henderson		Janus Henderson		Lazard Retirement Global
	Overseas Institutional Shares		Overseas Service Shares		Dynamic Multi-Asset Investor Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$26,420	$14,737	$400,585	$374,537	$-	$-
Realized gain (loss) on investments	2,847	(16,444)	63,257	472,618	(682)	6,349
Change in net unrealized appreciation (depreciation) on investments	55,155	100,994	939,681	1,789,922	27,273	22,790
Net Increase (Decrease) in Net Assets Resulting from Operations	84,422	99,287	1,403,523	2,637,077	26,591	29,139
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	616,723	294,003	1,171,623	1,053,220	53,561	52,732
Transfers between variable and fixed accounts, net	333,254	452,208	2,897,070	(466,131)	(2,840)	(2,901)
Policy maintenance charges	(293,409)	(175,246)	(655,393)	(673,458)	(36,290)	(36,644)
Policy benefits and terminations	(14,386)	(1,899)	(352,215)	(226,462)	-	-
Policy loans and loan repayments	(23,821)	(10,797)	(179,582)	(143,965)	-	-
Other	1,121	42	(70)	(1,666)	-	4
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	619,482	558,311	2,881,433	(458,462)	14,431	13,191
NET INCREASE (DECREASE) IN NET ASSETS	703,904	657,598	4,284,956	2,178,615	41,022	42,330
NET ASSETS
Beginning of Year	1,287,869	630,271	27,154,051	24,975,436	290,382	248,052
End of Year	$1,991,773	$1,287,869	$31,439,007	$27,154,051	$331,404	$290,382

	Lazard Retirement Global		Lazard Retirement		ClearBridge Variable
	Dynamic Multi-Asset Service Shares		International Equity Service Shares		Growth - Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$73,842	$31,653	$432	$937
Realized gain (loss) on investments	(4,616)	45,551	20,361	(56,910)	119,175	(11,209)
Change in net unrealized appreciation (depreciation) on investments	121,885	100,694	59,300	382,565	(69,043)	77,885
Net Increase (Decrease) in Net Assets Resulting from Operations	117,269	146,245	153,503	357,308	50,564	67,613
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	93,213	115,284	263,011	302,810	124,316	115,484
Transfers between variable and fixed accounts, net	(94,447)	(74,626)	(345,049)	(56,362)	20,535	2,435
Policy maintenance charges	(46,211)	(50,493)	(129,740)	(154,506)	(79,447)	(83,834)
Policy benefits and terminations	(8,270)	(72,952)	(417,773)	(63,745)	(25,417)	(2,735)
Policy loans and loan repayments	(11,710)	6,538	(16,948)	3,414	20,765	(3,617)
Other	83	3	(107)	(291)	(798)	(105)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(67,342)	(76,246)	(646,606)	31,320	59,954	27,628
NET INCREASE (DECREASE) IN NET ASSETS	49,927	69,999	(493,103)	388,628	110,518	95,241
NET ASSETS
Beginning of Year	1,432,685	1,362,686	2,646,945	2,258,317	368,072	272,831
End of Year	$1,482,612	$1,432,685	$2,153,842	$2,646,945	$478,590	$368,072

See Notes to Financial Statements	SA-55

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	ClearBridge Variable		ClearBridge Variable		ClearBridge Variable
	Mid Cap - Class I		Mid Cap - Class II		Small Cap Growth - Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$16,446	$2,385	$52,941	$2,825	$-	$-
Realized gain (loss) on investments	53,027	(72,628)	349,038	(17,613)	81,849	(87,461)
Change in net unrealized appreciation (depreciation) on investments	192,739	289,940	897,138	1,557,908	13,883	198,295
Net Increase (Decrease) in Net Assets Resulting from Operations	262,212	219,697	1,299,117	1,543,120	95,732	110,834
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	373,024	330,562	362,281	441,590	376,886	292,581
Transfers between variable and fixed accounts, net	516,959	185,163	721,441	(105,145)	233,118	694,942
Policy maintenance charges	(235,268)	(287,799)	(300,359)	(358,048)	(244,392)	(263,065)
Policy benefits and terminations	(6,826)	(4,290)	(258,555)	(678,064)	(8,965)	(209)
Policy loans and loan repayments	(18,038)	(1,728)	(58,107)	(83,350)	(3,249)	60,854
Other	8,439	(874)	(822)	(4,339)	1,616	(2,167)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	638,290	221,034	465,879	(787,356)	355,014	782,936
NET INCREASE (DECREASE) IN NET ASSETS	900,502	440,731	1,764,996	755,764	450,746	893,770
NET ASSETS
Beginning of Year	2,021,493	1,580,762	13,344,738	12,588,974	1,675,731	781,961
End of Year	$2,921,995	$2,021,493	$15,109,734	$13,344,738	$2,126,477	$1,675,731

	Western Asset Variable		Western Asset Variable		LVIP American Century
	Global High Yield Bond - Class I		Global High Yield Bond - Class II		Inflation Protection Standard Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$112,134	$28,603	$50,398	$33,758	$222	$833
Realized gain (loss) on investments	(2,016)	(799)	(13,707)	(53,379)	821	(7)
Change in net unrealized appreciation (depreciation) on investments	(3,633)	7,615	10,737	84,927	(140)	93
Net Increase (Decrease) in Net Assets Resulting from Operations	106,485	35,419	47,428	65,306	903	919
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	321,754	19,718	27,179	38,202	9,319	13,264
Transfers between variable and fixed accounts, net	882,127	506,507	135,990	(67,242)	(39,249)	2,074
Policy maintenance charges	(64,309)	(10,335)	(37,492)	(40,065)	1,639	(3,752)
Policy benefits and terminations	-	-	(18,377)	744	-	-
Policy loans and loan repayments	-	-	25,695	(50,405)	-	-
Other	767	519	441	(10)	(3)	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,140,339	516,409	133,436	(118,776)	(28,294)	11,586
NET INCREASE (DECREASE) IN NET ASSETS	1,246,824	551,828	180,864	(53,470)	(27,391)	12,505
NET ASSETS
Beginning of Year	559,065	7,237	678,524	731,994	29,402	16,897
End of Year	$1,805,889	$559,065	$859,388	$678,524	$2,011	$29,402

See Notes to Financial Statements	SA-56

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	LVIP American Century		LVIP American Century		Lord Abbett
	MidCap Value Standard Class II		MidCap Value Service Class		Bond Debenture Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$62,752	$37,136	$1,028,705	$860,338	$1,658,973	$1,274,340
Realized gain (loss) on investments	98,270	124,168	1,921,004	4,006,773	(125,965)	(118,077)
Change in net unrealized appreciation (depreciation) on investments	37,773	(43,664)	523,880	(2,514,582)	241,710	358,061
Net Increase (Decrease) in Net Assets Resulting from Operations	198,795	117,640	3,473,589	2,352,529	1,774,718	1,514,324
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	533,963	614,906	1,409,355	1,611,710	2,231,487	2,140,242
Transfers between variable and fixed accounts, net	71,748	388,304	(1,525,349)	395,064	2,702,830	2,703,027
Policy maintenance charges	(280,425)	(300,083)	(1,203,445)	(1,374,924)	(1,386,709)	(1,695,264)
Policy benefits and terminations	(4,810)	(176)	(505,257)	(375,029)	(607,534)	(335,370)
Policy loans and loan repayments	(7,780)	(13,751)	(458,417)	(289,665)	(179,669)	(92,601)
Other	4,908	(814)	5,341	(2,828)	8,246	2,102
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	317,604	688,386	(2,277,772)	(35,672)	2,768,651	2,722,136
NET INCREASE (DECREASE) IN NET ASSETS	516,399	806,026	1,195,817	2,316,857	4,543,369	4,236,460
NET ASSETS
Beginning of Year	2,062,695	1,256,669	41,909,060	39,592,203	25,364,737	21,128,277
End of Year	$2,579,094	$2,062,695	$43,104,877	$41,909,060	$29,908,106	$25,364,737

	Lord Abbett		Lord Abbett		Lord Abbett
	Developing Growth Class VC		Fundamental Equity Class VC		Total Return Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$21,012	$-	$55,714	$38,391	$4,734,601	$3,600,979
Realized gain (loss) on investments	(1,137,954)	(1,657,473)	467,664	108,546	(386,077)	(1,546,300)
Change in net unrealized appreciation (depreciation) on investments	3,842,093	2,673,436	626,594	754,667	(1,784,256)	2,959,972
Net Increase (Decrease) in Net Assets Resulting from Operations	2,725,151	1,015,963	1,149,972	901,604	2,564,268	5,014,651
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	-	(953)	190,606	246,728	5,612,874	6,157,056
Transfers between variable and fixed accounts, net	(784,102)	(596,614)	(143,145)	(132,472)	14,122,241	1,315,848
Policy maintenance charges	(340,749)	(412,329)	(192,128)	(251,356)	(3,820,324)	(4,096,885)
Policy benefits and terminations	(133,844)	(366,850)	(101,898)	(74,734)	(2,016,453)	(2,642,972)
Policy loans and loan repayments	(301,911)	(53,992)	732	(41,748)	(366,506)	(9,655)
Other	(28,536)	(2,461)	634	(2,553)	(28,923)	(3,544)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,589,142)	(1,433,199)	(245,199)	(256,135)	13,502,909	719,848
NET INCREASE (DECREASE) IN NET ASSETS	1,136,009	(417,236)	904,773	645,469	16,067,177	5,734,499
NET ASSETS
Beginning of Year	12,774,278	13,191,514	6,886,937	6,241,468	84,723,479	78,988,980
End of Year	$13,910,287	$12,774,278	$7,791,710	$6,886,937	$100,790,656	$84,723,479

See Notes to Financial Statements	SA-57

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	M Capital Appreciation		M International Equity		M Large Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,738,917	$333,008	$3,074,878	$2,530,862	$-	$-
Realized gain (loss) on investments	4,857,842	3,825,253	29,866	131,191	10,040,762	4,890,101
Change in net unrealized appreciation (depreciation) on investments	951,793	11,271,063	734,566	9,342,011	11,134,918	15,415,590
Net Increase (Decrease) in Net Assets Resulting from Operations	7,548,552	15,429,324	3,839,310	12,004,064	21,175,680	20,305,691
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,802,529	2,554,542	2,913,209	3,441,597	2,933,732	2,852,074
Transfers between variable and fixed accounts, net	(14,329,457)	2,608,291	11,617,169	4,107,413	(603,381)	2,164,317
Policy maintenance charges	(2,473,648)	(2,286,670)	(2,160,414)	(2,039,660)	(3,263,748)	(2,715,987)
Policy benefits and terminations	(480,907)	(482,051)	(1,054,161)	(899,422)	(1,084,554)	(1,101,090)
Policy loans and loan repayments	(275,454)	(503,921)	(133,882)	(639,827)	(856,277)	(2,328,464)
Other	8,594	2,439	88,980	8,820	31,152	16,031
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(14,748,343)	1,892,630	11,270,901	3,978,921	(2,843,076)	(1,113,119)
NET INCREASE (DECREASE) IN NET ASSETS	(7,199,791)	17,321,954	15,110,211	15,982,985	18,332,604	19,192,572
NET ASSETS
Beginning of Year	82,025,733	64,703,779	89,413,718	73,430,733	83,023,210	63,830,638
End of Year	$74,825,942	$82,025,733	$104,523,929	$89,413,718	$101,355,814	$83,023,210

			MFS Blended Research		MFS Global
	M Large Cap Value		Small Cap Equity - Initial Class		Real Estate - Initial Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$975,246	$928,488	$516	$260	$935	$262
Realized gain (loss) on investments	4,251,621	1,343,586	2,382	1,104	1,604	1,747
Change in net unrealized appreciation (depreciation) on investments	2,957,935	803,599	(455)	4,903	(1,349)	1,769
Net Increase (Decrease) in Net Assets Resulting from Operations	8,184,802	3,075,673	2,443	6,267	1,190	3,778
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,900,593	1,780,712	13,370	16,510	11,686	17,412
Transfers between variable and fixed accounts, net	2,325,267	(313,979)	1,759	1,971	(52,447)	(1,791)
Policy maintenance charges	(1,856,004)	(1,626,915)	(1,579)	(1,832)	608	(3,498)
Policy benefits and terminations	(768,120)	(625,181)	(2,044)	-	-	-
Policy loans and loan repayments	(186,928)	(309,619)	22	12,177	-	-
Other	26,058	(3,034)	456	2	(66)	2
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,440,866	(1,098,016)	11,984	28,828	(40,219)	12,125
NET INCREASE (DECREASE) IN NET ASSETS	9,625,668	1,977,657	14,427	35,095	(39,029)	15,903
NET ASSETS
Beginning of Year or Period	43,205,538	41,227,881	40,927	5,832	39,029	23,126
End of Year or Period	$52,831,206	$43,205,538	$55,354	$40,927	$-	$39,029

(1) All units were fully redeemed or transferred prior to December 31, 2024 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-58

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	MFS Government		MFS New Discovery Series -		MFS New Discovery Series -
	Securities - Initial Class		Initial Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,634	$962	$-	$-	$-	$-
Realized gain (loss) on investments	(1,639)	(67)	(31,468)	(267,252)	(929,129)	(4,583,213)
Change in net unrealized appreciation (depreciation) on investments	188	(109)	156,494	486,487	1,512,073	7,450,569
Net Increase (Decrease) in Net Assets Resulting from Operations	1,183	786	125,026	219,235	582,944	2,867,356
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	8,273	18,267	594,620	540,191	1,219,540	1,346,750
Transfers between variable and fixed accounts, net	798	-	416,515	109,676	13,036,864	(257,913)
Policy maintenance charges	(2,590)	(2,756)	(225,672)	(316,923)	(880,468)	(907,246)
Policy benefits and terminations	(12,936)	-	(10,134)	(3,878)	(630,257)	(535,968)
Policy loans and loan repayments	12,588	49,330	(14,399)	(244)	(571,611)	(141,479)
Other	(174)	-	8,215	(177)	(825)	8,888
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,959	64,841	769,145	328,645	12,173,243	(486,968)
NET INCREASE (DECREASE) IN NET ASSETS	7,142	65,627	894,171	547,880	12,756,187	2,380,388
NET ASSETS
Beginning of Year	65,975	348	1,922,741	1,374,861	22,740,719	20,360,331
End of Year	$73,117	$65,975	$2,816,912	$1,922,741	$35,496,906	$22,740,719

	MFS Research		MFS Total Return Series -		MFS Utilities Series -
	International - Initial Class		Initial Class		Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,701	$613	$38,093	$22,859	$3,702	$3,605
Realized gain (loss) on investments	9,546	277	63,184	17,122	4,150	(1)
Change in net unrealized appreciation (depreciation) on investments	(5,109)	5,831	2,445	78,087	10,342	(4,626)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,138	6,721	103,722	118,068	18,194	(1,022)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	27,158	31,149	244,540	249,322	48,658	46,191
Transfers between variable and fixed accounts, net	(98,571)	6,998	249,245	169,931	(5,705)	33,682
Policy maintenance charges	(931)	(4,758)	(219,992)	(165,526)	(13,020)	(36,026)
Policy benefits and terminations	-	-	(12,793)	(54,852)	(2,049)	(1,762)
Policy loans and loan repayments	-	-	(19,602)	(13,319)	1,875	(1,834)
Other	90	-	(2,532)	(1,093)	493	(97)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(72,254)	33,389	238,866	184,463	30,252	40,154
NET INCREASE (DECREASE) IN NET ASSETS	(66,116)	40,110	342,588	302,531	48,446	39,132
NET ASSETS
Beginning of Year	77,423	37,313	1,308,497	1,005,966	129,255	90,123
End of Year	$11,307	$77,423	$1,651,085	$1,308,497	$177,701	$129,255

See Notes to Financial Statements	SA-59

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	MFS Utilities Series -		MFS Value Series -		MFS Value Series -
	Service Class		Initial Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$305,416	$466,280	$106,957	$78,260	$466,280	$407,790
Realized gain (loss) on investments	311,288	1,148,076	477,191	311,443	2,583,559	2,298,202
Change in net unrealized appreciation (depreciation) on investments	948,743	(1,962,916)	84,939	8,692	361,793	(551,350)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,565,447	(348,560)	669,087	398,395	3,411,632	2,154,642
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	685,737	681,179	832,041	861,003	1,383,800	1,481,568
Transfers between variable and fixed accounts, net	(105,631)	(1,727,691)	615,766	1,215,154	(479,677)	329,770
Policy maintenance charges	(632,279)	(628,884)	(732,414)	(473,769)	(1,085,143)	(1,154,867)
Policy benefits and terminations	(275,093)	(199,796)	(34,494)	(5,395)	(480,359)	(404,191)
Policy loans and loan repayments	(238,639)	(105,854)	5,830	(26,583)	(262,152)	(100,010)
Other	(863)	137	(17,299)	(1,962)	(5,073)	(641)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(566,768)	(1,980,909)	669,430	1,568,448	(928,604)	151,629
NET INCREASE (DECREASE) IN NET ASSETS	998,679	(2,329,469)	1,338,517	1,966,843	2,483,028	2,306,271
NET ASSETS
Beginning of Year	13,957,580	16,287,049	5,640,992	3,674,149	30,291,187	27,984,916
End of Year	$14,956,259	$13,957,580	$6,979,509	$5,640,992	$32,774,215	$30,291,187

	Neuberger Berman		PIMCO CommodityRealReturn		PIMCO Global Managed
	Sustainable Equity Class I		Strategy - Institutional Class		Asset Allocation - Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$10,960	$6,536	$502	$2,592	$253,880	$147,996
Realized gain (loss) on investments	236,159	(120,874)	(1,117)	(413)	(46,290)	(541,359)
Change in net unrealized appreciation (depreciation) on investments	566,389	584,608	1,601	(3,046)	532,231	1,130,088
Net Increase (Decrease) in Net Assets
Resulting from Operations	813,508	470,270	986	(867)	739,821	736,725
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	806,264	244,638	14,790	-	318,527	362,463
Transfers between variable and fixed accounts, net	2,689,520	218,746	(4,996)	11,983	235,332	80,473
Policy maintenance charges	(368,837)	(123,772)	1,264	(2,322)	(249,598)	(259,735)
Policy benefits and terminations	(122,449)	(32,812)	-	-	(192,424)	(192,515)
Policy loans and loan repayments	(4,904)	12,333	-	-	(16,443)	(15,157)
Other	4,695	(261)	(85)	-	168	(372)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,004,289	318,872	10,973	9,661	95,562	(24,843)
NET INCREASE (DECREASE) IN NET ASSETS	3,817,797	789,142	11,959	8,794	835,383	711,882
NET ASSETS
Beginning of Year	2,305,992	1,516,850	16,464	7,670	6,736,285	6,024,403
End of Year	$6,123,789	$2,305,992	$28,423	$16,464	$7,571,668	$6,736,285

See Notes to Financial Statements	SA-60

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	PIMCO Global Managed		PIMCO Income -		PIMCO Long-Term U.S.
	Asset Allocation - Institutional Class		Administrative Class		Government - Institutional Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,916	$5,038	$1,598,067	$602,488	$3,059
Realized gain (loss) on investments	11,646	(39,436)	(2,090)	(594,542)	(21)
Change in net unrealized appreciation (depreciation) on investments	2,805	51,660	(291,209)	732,832	(13,253)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,367	17,262	1,304,768	740,778	(10,215)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,331	36,994	793,691	564,940	23,298
Transfers between variable and fixed accounts, net	(113,077)	(231)	35,828,525	9,804,374	213,048
Policy maintenance charges	(9,599)	(13,407)	(806,093)	(646,258)	(1,732)
Policy benefits and terminations	-	-	(78,996)	(272,807)	-
Policy loans and loan repayments	-	-	(235,622)	(13,175,441)	-
Other	1	-	201	430	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(116,344)	23,356	35,501,706	(3,724,762)	234,613
NET INCREASE (DECREASE) IN NET ASSETS	(97,977)	40,618	36,806,474	(2,983,984)	224,398
NET ASSETS
Beginning of Year or Period	180,783	140,165	10,892,700	13,876,684	-
End of Year or Period	$82,806	$180,783	$47,699,174	$10,892,700	$224,398

	Royce		T. Rowe Price		T. Rowe Price
	Micro-Cap Service Class		Blue Chip Growth - I		Blue Chip Growth - II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	216,188	(661,739)	916,648	(396,965)	14,314,033	7,056,140
Change in net unrealized appreciation (depreciation) on investments	276,591	1,259,599	4,291,624	4,279,579	42,758,820	49,673,328
Net Increase (Decrease) in Net Assets Resulting from Operations	492,779	597,860	5,208,272	3,882,614	57,072,853	56,729,468
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	147,079	205,796	2,793,571	2,718,982	5,733,963	6,311,260
Transfers between variable and fixed accounts, net	(106,902)	26,329	4,677,597	1,823,963	(11,260,193)	(1,587,425)
Policy maintenance charges	(112,015)	(117,571)	(2,574,915)	(1,537,687)	(5,298,276)	(5,201,248)
Policy benefits and terminations	(47,619)	(253,034)	(259,354)	(46,433)	(3,978,549)	(4,783,952)
Policy loans and loan repayments	(61,480)	(47,461)	(37,701)	(38,480)	(923,735)	(891,755)
Other	279	(1,428)	(78,372)	(698)	(55,079)	11,370
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(180,658)	(187,369)	4,520,826	2,919,647	(15,781,869)	(6,141,750)
NET INCREASE (DECREASE) IN NET ASSETS	312,121	410,491	9,729,098	6,802,261	41,290,984	50,587,718
NET ASSETS
Beginning of Year	3,840,272	3,429,781	13,334,601	6,532,340	168,505,529	117,917,811
End of Year	$4,152,393	$3,840,272	$23,063,699	$13,334,601	$209,796,513	$168,505,529

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-61

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	T. Rowe Price		T. Rowe Price		T. Rowe Price
	Equity Income - I		Equity Income - II		Global Resources Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$133,129	$107,138	$1,612,732	$1,721,710	$729,845	$821,982
Realized gain (loss) on investments	511,087	299,971	7,046,060	3,609,245	248,413	953,336
Change in net unrealized appreciation (depreciation) on investments	94,905	114,249	2,006,016	3,010,217	(1,685,725)	(2,841,802)
Net Increase (Decrease) in Net Assets Resulting from Operations	739,121	521,358	10,664,808	8,341,172	(707,467)	(1,066,484)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	848,644	739,016	3,328,451	3,710,107	1,018,127	1,479,295
Transfers between variable and fixed accounts, net	1,191,080	2,043,821	(6,721,251)	(1,718,869)	399,492	(1,260,394)
Policy maintenance charges	(787,837)	(594,647)	(2,800,996)	(3,136,286)	(978,029)	(1,114,451)
Policy benefits and terminations	(35,647)	(64,806)	(2,333,164)	(1,521,740)	(938,726)	(865,833)
Policy loans and loan repayments	(49,384)	(4,358)	(779,622)	(323,505)	(741,750)	102,676
Other	(10,059)	(5,220)	2,989	(16,046)	1,294	5,045
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,156,797	2,113,806	(9,303,593)	(3,006,339)	(1,239,592)	(1,653,662)
NET INCREASE (DECREASE) IN NET ASSETS	1,895,918	2,635,164	1,361,215	5,334,833	(1,947,059)	(2,720,146)
NET ASSETS
Beginning of Year	6,121,111	3,485,947	96,515,738	91,180,905	28,351,258	31,071,404
End of Year	$8,017,029	$6,121,111	$97,876,953	$96,515,738	$26,404,199	$28,351,258

	Vanguard VIF		Vanguard VIF		Vanguard VIF
	Global Bond Index (1)		High Yield Bond		Mid-Cap Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$10,677	$-	$348,850	$140,769	$534,168	$265,905
Realized gain (loss) on investments	(823)	504	(8,316)	(80,014)	432,323	141,196
Change in net unrealized appreciation (depreciation) on investments	675	13,665	82,218	404,312	4,865,021	3,502,660
Net Increase (Decrease) in Net Assets Resulting from Operations	10,529	14,169	422,752	465,067	5,831,512	3,909,761
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	105,575	28,272	1,334,066	1,003,761	8,172,425	6,308,202
Transfers between variable and fixed accounts, net	828,169	245,231	2,079,104	2,000,489	12,888,935	11,342,035
Policy maintenance charges	(131,015)	(12,139)	(854,086)	(580,744)	(5,583,532)	(4,051,799)
Policy benefits and terminations	-	-	(18,683)	(786)	(140,639)	(119,730)
Policy loans and loan repayments	(26)	-	(99,274)	(1,521)	(264,306)	34,938
Other	(100)	(2)	539	2,461	23,458	17,779
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	802,603	261,362	2,441,666	2,423,660	15,096,341	13,531,425
NET INCREASE (DECREASE) IN NET ASSETS	813,132	275,531	2,864,418	2,888,727	20,927,853	17,441,186
NET ASSETS
Beginning of Year or Period	275,531	-	5,464,440	2,575,713	33,302,127	15,860,941
End of Year or Period	$1,088,663	$275,531	$8,328,858	$5,464,440	$54,229,980	$33,302,127

(1) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-62

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Vanguard VIF		Vanguard VIF		Vanguard VIF
	Real Estate Index		Total Bond Market Index		Total Stock Market Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$261,653	$117,776	$104,186	$19,063	$8,985	$3,119
Realized gain (loss) on investments	192,078	(102,004)	(5,765)	(13,087)	47,218	17,092
Change in net unrealized appreciation (depreciation) on investments	(27,997)	733,153	(23,846)	55,796	109,397	41,234
Net Increase (Decrease) in Net Assets Resulting from Operations	425,734	748,925	74,575	61,772	165,600	61,445
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,721,602	1,431,101	1,091,698	561,279	358,430	140,021
Transfers between variable and fixed accounts, net	2,718,589	1,860,174	2,166,607	569,990	360,358	272,012
Policy maintenance charges	(1,061,758)	(918,774)	(172,094)	(127,507)	(177,778)	(40,453)
Policy benefits and terminations	(33,091)	(34,509)	-	-	-	-
Policy loans and loan repayments	(37,529)	(14,183)	-	-	-	-
Other	(6,198)	3,914	(7,997)	240	(24)	1,055
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,301,615	2,327,723	3,078,214	1,004,002	540,986	372,635
NET INCREASE (DECREASE) IN NET ASSETS	3,727,349	3,076,648	3,152,789	1,065,774	706,586	434,080
NET ASSETS
Beginning of Year	7,242,790	4,166,142	1,698,993	633,219	461,824	27,744
End of Year	$10,970,139	$7,242,790	$4,851,782	$1,698,993	$1,168,410	$461,824

See Notes to Financial Statements	SA-63

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”), a separate account of Pacific Life Insurance Company (“Pacific Life”), was established by Pacific Life’s Board of Directors in 1988 to support operations of Pacific Life with respect to certain variable life insurance policies. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the United States Security and Exchange Commission. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2024, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., BNY Mellon Variable Investment Fund, DFA Investment Dimensions Group Inc., Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lincoln Variable Insurance Products (LVIP) Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., VanEck VIP Trust, and Vanguard Variable Insurance Fund. The Variable Accounts which have not commenced operations as of December 31, 2024 are not presented in this annual report.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The following Variable Accounts changed names during 2024:

Current Variable Account Names	Former Variable Account Names
Mid-Cap Plus Bond Alpha Class I	Mid-Cap Equity Class I
ClearBridge Variable Growth - Class I	ClearBridge Variable Aggressive Growth - Class I
LVIP American Century Inflation Protection Standard Class II	American Century Inflation Protection Class I
LVIP American Century MidCap Value Standard Class II	American Century VP MidCap Value Class I
LVIP American Century MidCap Value Service Class	American Century VP MidCap Value Class II

The following Variable Accounts commenced or resumed operations during 2024:

	Commenced		Commenced
	or Resumed		or Resumed
Variable Accounts	Operations on	Variable Accounts	Operations on
Bond Plus Class P	December 27, 2024	Pacific Dynamix - Aggressive Growth Class I	July 5, 2024
Large-Cap Plus Bond Alpha Class P	December 13, 2024	Pacific Dynamix - Aggressive Growth Class P	June 24, 2024
Mid-Cap Plus Bond Alpha Class P	November 29, 2024	Fidelity VIP Freedom 2040 Portfolio Initial Class	March 12, 2024
QQQ Plus Bond Alpha Class I	November 4, 2024	Fidelity VIP Freedom 2050 Portfolio Initial Class	March 12, 2024
QQQ Plus Bond Alpha Class P	November 8, 2024	Fidelity VIP Freedom 2065 Portfolio Initial Class	March 12, 2024
Small-Cap Plus Bond Alpha Class P	December 18, 2024	Janus Henderson Mid Cap Value Institutional Shares	December 5, 2024
International Equity Plus Bond Alpha Class I	December 23, 2024	PIMCO Long-Term U.S. Government - Institutional Class	July 16, 2024
International Equity Plus Bond Alpha Class P	December 26, 2024

The units in the MFS Global Real Estate - Initial Class Variable Account were fully redeemed or transferred prior to December 31, 2024.

On April 30, 2024, the net assets of the Clearbridge Variable Aggressive Growth - Class II and State Street Total Return V.I.S. Class 3 Variable Accounts (“Substituted Variable Accounts”), were transferred into the American Funds IS Growth Class 4 and American Funds IS Asset Allocation Class 4 Variable Accounts, respectively. Such transfers were based on the respective Variable Account accumulation unit values as of the close of business on April 30, 2024. The Substituted Variable Accounts are not included in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

SA-64

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

The fair value of the Variable Account’s investments in mutual funds is based on the computed net asset values (“NAV”) of the corresponding Portfolios, which are obtained from the transfer agents or Fund companies and reflect the fair values of the Portfolio investments. The NAV is calculated daily upon the close of the New York Stock Exchange and is based on the fair values of the underlying securities. Valuation of the underlying securities is discussed in the notes to the Funds’ financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account are included within the total operations of Pacific Life, which files income tax returns as part of the Pacific Mutual Holding Company consolidated federal income tax return. Section 817(h) of the Internal Revenue Code (“the Code”) requires that the investments of the Separate Account must be adequately diversified in accordance with Treasury regulations in order to qualify as a life insurance policy under Section 72 of the Code. The Separate Account complies with the diversification requirements. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law.

D. Recent Accounting Pronouncement

The Financial Accounting Standards Board recently adopted Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Separate Account’s adoption of the new standard impacted financial statement disclosures only and did not affect the Separate Account’s financial position or results of operations. The Chief Executive Officer acts as the Separate Account’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Separate Account. The CODM has concluded that each Variable Account operates as a single operating segment based on the fact that each Portfolio has a single investment goal as disclosed in its prospectus, against which the CODM assesses the performance.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios"). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2024.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks ("M&E") and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated, resulting in Pacific Life paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

SA-65

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate Pacific Life for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class D, Class I, or Class P shares of the corresponding Portfolios of the Pacific Select Fund ("PSF"). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF's Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC ("PSD"), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF's non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF Administration and Support Services Agreement for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the notes to financial statements of PSF. For the year ended December 31, 2024, PLFA received net advisory fees from the Portfolios of PSF at effective annual rates ranging from 0.05% to 0.90%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts' holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2024, the Variable Accounts' holdings as presented in the Investments section were all categorized as Level 1 under the three-tier hierarchy of inputs.

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2024 and 2023 were as follows:

	2024			2023
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Bond Plus Class P	132	-	132
Core Income Class I	440,340	(237,092)	203,248	592,188	(167,343)	424,845
Core Income Class P	1,076	(780)	296	3,043	(252)	2,791
Diversified Bond Class I	951,692	(906,127)	45,565	1,019,494	(881,401)	138,093
Diversified Bond Class P	806,433	(343,544)	462,889	413,851	(71,262)	342,589
Floating Rate Income Class I	234,562	(520,209)	(285,647)	273,301	(561,042)	(287,741)
Floating Rate Income Class P	168,214	(54,916)	113,298	42,205	(14,184)	28,021
High Yield Bond Class I	207,687	(249,676)	(41,989)	363,294	(329,630)	33,664
High Yield Bond Class P	110,517	(45,071)	65,446	84,281	(18,565)	65,716
Inflation Managed Class I	121,102	(119,543)	1,559	239,415	(139,358)	100,057
Inflation Managed Class P	124,879	(51,756)	73,123	107,689	(23,028)	84,661
Intermediate Bond Class P	256,758	(70,808)	185,950	180,822	(13,330)	167,492
Managed Bond Class I	624,491	(346,689)	277,802	384,035	(531,663)	(147,628)
Managed Bond Class P	736,222	(93,557)	642,665	263,147	(57,074)	206,073
Short Duration Bond Class I	871,985	(1,440,904)	(568,919)	1,660,028	(1,047,869)	612,159
Short Duration Bond Class P	240,117	(152,640)	87,477	264,042	(64,786)	199,256
Emerging Markets Debt Class I	45,330	(39,186)	6,144	28,312	(30,497)	(2,185)
Emerging Markets Debt Class P	10,882	(6,437)	4,445	6,163	(1,630)	4,533
Dividend Growth Class I	152,230	(245,804)	(93,574)	181,580	(316,199)	(134,619)
Dividend Growth Class P	619,459	(581,911)	37,548	152,606	(23,466)	129,140
Equity Index Class I	397,400	(817,576)	(420,176)	493,584	(520,115)	(26,531)
Equity Index Class P	8,786,627	(2,959,657)	5,826,970	6,632,744	(1,767,382)	4,865,362
Focused Growth Class I	50,356	(92,868)	(42,512)	59,511	(105,388)	(45,877)
Growth Class I	43,167	(150,824)	(107,657)	45,302	(142,946)	(97,644)
Growth Class P	263,972	(185,843)	78,129	200,758	(60,650)	140,108

SA-66

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	2024			2023
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Hedged Equity Class P	436,697	(151,771)	284,926	287,611	(99,987)	187,624
Large-Cap Core Class I	36,648	(118,475)	(81,827)	46,474	(136,301)	(89,827)
Large-Cap Core Class P	131,260	(39,155)	92,105	67,457	(17,588)	49,869
Large-Cap Growth Class I	137,432	(583,013)	(445,581)	451,416	(348,152)	103,264
Large-Cap Growth Class P	118,646	(89,583)	29,063	69,323	(6,961)	62,362
Large-Cap Plus Bond Alpha Class P	1,651	(7)	1,644
Large-Cap Value Class I	165,621	(346,677)	(181,056)	241,733	(384,128)	(142,395)
Large-Cap Value Class P	86,517	(48,726)	37,791	96,956	(44,728)	52,228
Mid-Cap Growth Class I	169,990	(356,826)	(186,836)	286,629	(286,226)	403
Mid-Cap Growth Class P	66,948	(47,909)	19,039	44,599	(17,463)	27,136
Mid-Cap Plus Bond Alpha Class I	66,175	(358,594)	(292,419)	135,667	(157,494)	(21,827)
Mid-Cap Plus Bond Alpha Class P	5,131	(48)	5,083
Mid-Cap Value Class I	67,339	(54,590)	12,749	60,445	(54,252)	6,193
Mid-Cap Value Class P	38,733	(18,986)	19,747	27,294	(8,184)	19,110
QQQ Plus Bond Alpha Class I	1,290	(52)	1,238
QQQ Plus Bond Alpha Class P	9,925	(60)	9,865
Small-Cap Equity Class I	140,229	(123,989)	16,240	122,418	(84,754)	37,664
Small-Cap Equity Class P	60,216	(46,383)	13,833	20,799	(15,042)	5,757
Small-Cap Growth Class I	3	(38,521)	(38,518)	17	(44,395)	(44,378)
Small-Cap Index Class I	328,653	(574,273)	(245,620)	299,036	(394,222)	(95,186)
Small-Cap Index Class P	1,473,429	(589,149)	884,280	1,116,095	(289,642)	826,453
Small-Cap Plus Bond Alpha Class P	6,724	(110)	6,614
Small-Cap Value Class I	74,992	(148,682)	(73,690)	91,197	(132,885)	(41,688)
Small-Cap Value Class P	85,765	(60,762)	25,003	55,751	(22,319)	33,432
Value Class I	123,173	(167,638)	(44,465)	174,908	(218,238)	(43,330)
Value Class P	12,018	(9,507)	2,511	19,099	(6,489)	12,610
Value Advantage Class I	77,845	(120,320)	(42,475)	107,795	(262,440)	(154,645)
Value Advantage Class P	132,763	(109,821)	22,942	35,545	(20,878)	14,667
Emerging Markets Class I	351,960	(739,233)	(387,273)	356,842	(383,919)	(27,077)
Emerging Markets Class P	210,099	(132,389)	77,710	267,386	(57,256)	210,130
International Equity Plus Bond Alpha Class I	669	-	669
International Equity Plus Bond Alpha Class P	1	-	1
International Growth Class P	26,226	(10,009)	16,217	33,170	(2,422)	30,748
International Large-Cap Class I	1,126,348	(1,614,149)	(487,801)	1,071,407	(1,133,843)	(62,436)
International Large-Cap Class P	225,520	(73,599)	151,921	229,983	(48,607)	181,376
International Small-Cap Class I	184,838	(216,829)	(31,991)	130,209	(158,951)	(28,742)
International Small-Cap Class P	38,733	(14,087)	24,646	37,755	(18,560)	19,195
International Value Class I	225,252	(391,014)	(165,762)	240,200	(511,013)	(270,813)
Health Sciences Class I	79,638	(147,030)	(67,392)	84,287	(155,002)	(70,715)
Health Sciences Class P	52,037	(35,196)	16,841	69,005	(59,151)	9,854
Real Estate Class I	90,881	(142,360)	(51,479)	106,990	(120,689)	(13,699)
Real Estate Class P	13,155	(3,899)	9,256	4,562	(2,267)	2,295
Technology Class I	335,027	(369,448)	(34,421)	339,337	(417,257)	(77,920)
Technology Class P	233,759	(180,612)	53,147	64,253	(32,849)	31,404
ESG Diversified Class P	116,853	(22,758)	94,095	15,160	(3,558)	11,602
ESG Diversified Growth Class P	245,222	(61,414)	183,808	97,255	(27,804)	69,451
PSF Avantis Balanced Allocation Class D	62,275	(141,808)	(79,533)	89,047	(126,660)	(37,613)
PSF Avantis Balanced Allocation Class P	22,048	(13,340)	8,708	23,951	(15,416)	8,535
Pacific Dynamix - Conservative Growth Class I	37,183	(97,447)	(60,264)	41,083	(80,547)	(39,464)
Pacific Dynamix - Conservative Growth Class P	735,704	(254,175)	481,529	451,514	(191,838)	259,676
Pacific Dynamix - Moderate Growth Class I	158,267	(288,049)	(129,782)	194,795	(244,112)	(49,317)
Pacific Dynamix - Moderate Growth Class P	1,978,846	(808,732)	1,170,114	1,903,130	(926,957)	976,173
Pacific Dynamix - Growth Class I	279,639	(329,827)	(50,188)	402,138	(463,718)	(61,580)
Pacific Dynamix - Growth Class P	2,369,572	(653,754)	1,715,818	1,685,509	(553,940)	1,131,569
Pacific Dynamix - Aggressive Growth Class I	15,273	(37)	15,236
Pacific Dynamix - Aggressive Growth Class P	240,520	(51,672)	188,848
Portfolio Optimization Conservative Class I	106,904	(232,977)	(126,073)	108,108	(209,797)	(101,689)

SA-67

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	2024			2023
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Portfolio Optimization Conservative Class P	364	(367)	(3)	400	(4,551)	(4,151)
Portfolio Optimization Moderate-Conservative Class I	85,497	(284,952)	(199,455)	106,354	(226,161)	(119,807)
Portfolio Optimization Moderate-Conservative Class P	26,345	(24,173)	2,172	15,168	(1,166)	14,002
Portfolio Optimization Moderate Class I	482,338	(1,032,512)	(550,174)	578,787	(1,432,308)	(853,521)
Portfolio Optimization Moderate Class P	11,417	(14,962)	(3,545)	31,976	(14,405)	17,571
Portfolio Optimization Growth Class I	605,397	(1,440,177)	(834,780)	750,022	(1,593,264)	(843,242)
Portfolio Optimization Growth Class P	80,056	(39,234)	40,822	104,840	(37,379)	67,461
Portfolio Optimization Aggressive-Growth Class I	279,567	(554,560)	(274,993)	330,379	(832,956)	(502,577)
Portfolio Optimization Aggressive-Growth Class P	117,600	(95,397)	22,203	55,690	(32,566)	23,124
Invesco V.I. Discovery Mid Cap Growth Series I	1,507	(1,303)	204	265	(101)	164
Invesco V.I. EVQ International Equity Series I	94,908	(78,465)	16,443	72,578	(23,329)	49,249
Invesco V.I. EVQ International Equity Series II	191,188	(185,572)	5,616	293,359	(236,913)	56,446
Invesco V.I. Global Series I	153,957	(124,750)	29,207	57,435	(23,463)	33,972
Invesco V.I. Global Series II	75,343	(88,657)	(13,314)	112,120	(280,406)	(168,286)
Invesco V.I. Main Street Small Cap Fund Series I	244,403	(104,660)	139,743	399,124	(67,646)	331,478
American Funds IS American High-Income Trust Class 2	159,491	(103,007)	56,484	77,914	(24,825)	53,089
American Funds IS Asset Allocation Class 2	744,080	(395,326)	348,754	923,631	(256,967)	666,664
American Funds IS Asset Allocation Class 4	360,681	(384,994)	(24,313)	356,093	(230,369)	125,724
American Funds IS Capital World Bond Class 2	30,268	(28,113)	2,155	3,421	(215)	3,206
American Funds IS Growth Class 2	410,633	(254,075)	156,558	475,947	(161,679)	314,268
American Funds IS Growth Class 4	558,566	(365,129)	193,437	300,792	(365,522)	(64,730)
American Funds IS Growth-Income Class 2	730,641	(635,274)	95,367	312,061	(95,380)	216,681
American Funds IS Growth-Income Class 4	156,521	(280,023)	(123,502)	173,459	(309,769)	(136,310)
American Funds IS International Class 2	187,336	(109,843)	77,493	102,508	(39,337)	63,171
American Funds IS New World Fund® Class 2	680,068	(567,176)	112,892	80,288	(47,365)	32,923
BlackRock 60/40 Target Allocation ETF V.I. Class I	496,181	(358,869)	137,312	321,895	(227,039)	94,856
BlackRock Basic Value V.I. Class III	46,476	(127,875)	(81,399)	113,241	(101,392)	11,849
BlackRock Global Allocation V.I. Class I	228,157	(138,638)	89,519	322,742	(47,420)	275,322
BlackRock Global Allocation V.I. Class III	167,452	(217,374)	(49,922)	161,484	(267,865)	(106,381)
BNY Mellon VIF Appreciation Service Shares	150,615	(91,244)	59,371	147,971	(93,626)	54,345
DFA VA International Small Institutional Class	199,104	(88,161)	110,943	242,778	(51,343)	191,435
DFA VA International Value Institutional Class	174,213	(95,308)	78,905	107,728	(47,594)	60,134
DFA VA Short-Term Fixed Institutional Class	421,927	(190,055)	231,872	551,998	(123,271)	428,727
DFA VA US Large Value Institutional Class	205,790	(111,926)	93,864	240,700	(61,804)	178,896
DFA VA US Targeted Value Institutional Class	111,152	(46,919)	64,233	119,181	119,181	238,362
Fidelity VIP Bond Index Initial Class	1,501,876	(495,148)	1,006,728	1,982,066	1,982,066	3,964,132
Fidelity VIP Bond Index Service Class 2	407,092	(219,840)	187,252	339,623	339,623	679,246
Fidelity VIP Contrafund Initial Class	307,830	(221,890)	85,940	78,231	78,231	156,462
Fidelity VIP Contrafund Service Class 2	155,591	(220,046)	(64,455)	136,540	136,540	273,080
Fidelity VIP Freedom 2010 Portfolio Service Class 2	49,578	(16,243)	33,335	27,327	27,327	54,654
Fidelity VIP Freedom 2015 Portfolio Service Class 2	6,177	(10,057)	(3,880)	6,816	6,816	13,632
Fidelity VIP Freedom 2020 Portfolio Service Class 2	55,736	(40,874)	14,862	17,180	17,180	34,360
Fidelity VIP Freedom 2025 Portfolio Initial Class	120,110	(103,812)	16,298	18,262	18,262	36,524
Fidelity VIP Freedom 2025 Portfolio Service Class 2	49,682	(86,127)	(36,445)	66,081	66,081	132,162
Fidelity VIP Freedom 2030 Portfolio Initial Class	59,479	(65,359)	(5,880)	40,327	40,327	80,654
Fidelity VIP Freedom 2030 Portfolio Service Class 2	157,171	(121,306)	35,865	137,669	137,669	275,338
Fidelity VIP Freedom 2035 Portfolio Initial Class	295,593	(200,771)	94,822	134,898	134,898	269,796
Fidelity VIP Freedom 2035 Portfolio Service Class 2	94,262	(80,460)	13,802	129,718	129,718	259,436
Fidelity VIP Freedom 2040 Portfolio Initial Class	561	(21)	540
Fidelity VIP Freedom 2045 Portfolio Initial Class	275,326	(182,146)	93,180	184,625	184,625	369,250
Fidelity VIP Freedom 2045 Portfolio Service Class 2	91,558	(82,629)	8,929	148,969	148,969	297,938
Fidelity VIP Freedom 2050 Portfolio Initial Class	1,370	(42)	1,328
Fidelity VIP Freedom 2055 Portfolio Initial Class	12,749	(12,058)	691	1,106	1,106	2,212
Fidelity VIP Freedom 2065 Portfolio Initial Class	1,091	(171)	920
Fidelity VIP Freedom Income Portfolio Initial Class	5,666	(14,691)	(9,025)	11,053	11,053	22,106
Fidelity VIP Freedom Income Portfolio Service Class 2	38,668	(15,173)	23,495	55,877	55,877	111,754
Fidelity VIP Government Money Market Service Class	72,878,006	(59,822,305)	13,055,701	44,394,652	44,394,652	88,789,304

SA-68

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	2024			2023
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Fidelity VIP Growth Initial Class	104,139	(96,581)	7,558	7,531	7,531	15,062
Fidelity VIP Growth Service Class 2	274,821	(303,880)	(29,059)	339,510	339,510	679,020
Fidelity VIP International Index Initial Class	1,348,901	(341,440)	1,007,461	1,206,037	1,206,037	2,412,074
Fidelity VIP International Index Service Class 2	242,024	(84,369)	157,655	218,163	218,163	436,326
Fidelity VIP Mid Cap Initial Class	204,288	(120,415)	83,873	136,549	136,549	273,098
Fidelity VIP Mid Cap Service Class 2	379,824	(350,602)	29,222	96,647	96,647	193,294
Fidelity VIP Total Market Index Initial Class	3,118,026	(1,026,016)	2,092,010	2,013,892	2,013,892	4,027,784
Fidelity VIP Total Market Index Service Class 2	342,535	(124,176)	218,359	224,294	(64,011)	160,283
Fidelity VIP Value Strategies Service Class 2	151,139	(75,738)	75,401	49,130	(91,033)	(41,903)
Templeton Foreign VIP Class 1	57,543	(39,280)	18,263	30,790	(19,140)	11,650
Templeton Foreign VIP Class 2	92,455	(157,534)	(65,079)	185,125	(322,297)	(137,172)
Templeton Global Bond VIP Class 1	138,237	(77,501)	60,736	36,282	(15,507)	20,775
Templeton Global Bond VIP Class 2	290,867	(261,126)	29,741	227,842	(258,979)	(31,137)
Goldman Sachs VIT Multi-Strategy Alternatives Institutional Shares	2,674	(203)	2,471	5,193	(185)	5,008
Janus Henderson Enterprise Institutional Shares	112,723	(86,874)	25,849	30,958	(12,619)	18,339
Janus Henderson Enterprise Service Shares	283,415	(125,836)	157,579	78,981	(188,624)	(109,643)
Janus Henderson Mid Cap Value Institutional Shares	13	-	13
Janus Henderson Overseas Institutional Shares	69,994	(32,879)	37,115	76,059	(39,258)	36,801
Janus Henderson Overseas Service Shares	434,556	(266,472)	168,084	309,984	(339,756)	(29,772)
Lazard Retirement Global Dynamic Multi-Asset Investor Shares	6,307	(5,001)	1,306	5,221	(3,894)	1,327
Lazard Retirement Global Dynamic Multi-Asset Service Shares	7,174	(11,875)	(4,701)	12,189	(17,581)	(5,392)
Lazard Retirement International Equity Service Shares	31,628	(82,963)	(51,335)	61,255	(58,719)	2,536
ClearBridge Variable Growth - Class I	27,948	(23,811)	4,137	10,050	(7,946)	2,104
ClearBridge Variable Mid Cap - Class I	156,971	(111,693)	45,278	41,489	(24,616)	16,873
ClearBridge Variable Mid Cap - Class II	46,143	(32,566)	13,577	29,951	(56,545)	(26,594)
ClearBridge Variable Small Cap Growth - Class I	74,938	(50,289)	24,649	76,807	(19,976)	56,831
Western Asset Variable Global High Yield Bond - Class I	142,833	(36,519)	106,314	58,408	(6,455)	51,953
Western Asset Variable Global High Yield Bond - Class II	22,186	(12,223)	9,963	12,406	(22,324)	(9,918)
LVIP American Century Inflation Protection Standard Class II	17,244	(19,861)	(2,617)	1,725	(55)	1,670
LVIP American Century MidCap Value Standard Class II	96,433	(75,895)	20,538	60,669	(21,149)	39,520
LVIP American Century MidCap Value Service Class	151,918	(221,369)	(69,451)	238,123	(286,302)	(48,179)
Lord Abbett Bond Debenture Class VC	545,441	(350,724)	194,717	416,942	(208,200)	208,742
Lord Abbett Developing Growth Class VC	-	(46,106)	(46,106)	-	(49,627)	(49,627)
Lord Abbett Fundamental Equity Class VC	15,911	(22,805)	(6,894)	16,968	(25,878)	(8,910)
Lord Abbett Total Return Class VC	2,347,353	(1,193,711)	1,153,642	1,310,713	(1,248,137)	62,576
M Capital Appreciation	105,712	(199,850)	(94,138)	88,169	(74,156)	14,013
M International Equity	543,147	(300,843)	242,304	356,823	(264,736)	92,087
M Large Cap Growth	129,955	(148,139)	(18,184)	127,133	(137,244)	(10,111)
M Large Cap Value	277,543	(247,798)	29,745	310,428	(336,323)	(25,895)
MFS Blended Research Small Cap Equity - Initial Class	7,514	(6,844)	670	2,045	(117)	1,928
MFS Global Real Estate - Initial Class	17,637	(20,552)	(2,915)	1,617	(627)	990
MFS Government Securities - Initial Class	2,515	(1,786)	729	7,581	(315)	7,266
MFS New Discovery Series - Initial Class	132,116	(78,962)	53,154	59,792	(33,854)	25,938
MFS New Discovery Series - Service Class	355,443	(89,164)	266,279	95,263	(108,355)	(13,092)
MFS Research International - Initial Class	35,473	(40,223)	(4,750)	3,086	(566)	2,520
MFS Total Return Series - Initial Class	55,962	(39,428)	16,534	33,214	(18,625)	14,589
MFS Utilities Series - Initial Class	12,554	(10,218)	2,336	7,385	(4,177)	3,208
MFS Utilities Series - Service Class	94,627	(113,765)	(19,138)	67,626	(138,687)	(71,061)
MFS Value Series - Initial Class	246,676	(205,409)	41,267	154,632	(41,725)	112,907
MFS Value Series - Service Class	189,903	(233,571)	(43,668)	284,215	(275,563)	8,652
Neuberger Berman Sustainable Equity Class I	131,599	(49,781)	81,818	46,226	(34,046)	12,180
PIMCO CommodityRealReturn Strategy - Institutional Class	6,511	(5,930)	581	628	(122)	506
PIMCO Global Managed Asset Allocation - Advisor Class	56,038	(49,418)	6,620	105,560	(109,669)	(4,109)
PIMCO Global Managed Asset Allocation - Institutional Class	8,356	(16,443)	(8,087)	9,298	(7,607)	1,691
PIMCO Income - Administrative Class	3,065,346	(180,361)	2,884,985	972,978	(1,319,904)	(346,926)
PIMCO Long-Term U.S. Government - Institutional Class	21,976	(158)	21,818
Royce Micro-Cap Service Class	21,475	(29,401)	(7,926)	39,651	(49,906)	(10,255)

SA-69

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	2024			2023
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
T. Rowe Price Blue Chip Growth - I	1,031,945	(802,165)	229,780	412,483	(189,096)	223,387
T. Rowe Price Blue Chip Growth - II	176,080	(379,872)	(203,792)	380,397	(489,842)	(109,445)
T. Rowe Price Equity Income - I	197,294	(128,349)	68,945	208,889	(58,572)	150,317
T. Rowe Price Equity Income - II	130,588	(371,131)	(240,543)	228,457	(316,361)	(87,904)
VanEck VIP Global Resources Initial Class	207,016	(254,970)	(47,954)	240,804	(306,221)	(65,417)
Vanguard VIF Global Bond Index	91,413	(14,354)	77,059	28,074	(1,247)	26,827
Vanguard VIF High Yield Bond	297,462	(90,852)	206,610	293,672	(67,066)	226,606
Vanguard VIF Mid-Cap Index	1,622,646	(675,575)	947,071	1,376,522	(353,609)	1,022,913
Vanguard VIF Real Estate Index	506,574	(211,134)	295,440	383,111	(146,315)	236,796
Vanguard VIF Total Bond Market Index	360,110	(39,785)	320,325	120,847	(14,136)	106,711
Vanguard VIF Total Stock Market Index	37,354	(9,727)	27,627	26,646	(2,210)	24,436

SA-70

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

8. FINANCIAL HIGHLIGHTS

A summary of accumulation unit values ("AUV"), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Bond Plus Class P (4)
12/27/2024 - 12/31/2024	$9.92	132	$1,309	0.00%	0.00%	0.29%
Core Income Class I
2024	$12.39	1,062,386	$13,164,577	0.00%	0.00%	2.78%
2023	12.06	859,138	10,358,536	0.00%	0.00%	7.98%
2022	11.17	434,293	4,849,317	0.00%	0.00%	(12.40)%
2021	12.75	441,405	5,626,563	0.00%	0.00%	(0.39)%
2020	12.80	499,894	6,397,271	0.00%	0.00%	9.58%
Core Income Class P
2024	$10.22	3,103	$31,702	0.00%	0.00%	2.98%
2023	9.92	2,807	27,851	0.00%	0.00%	8.19%
2022	9.17	16	146	0.00%	0.00%	(12.23)%
05/19/2021 - 12/31/2021	10.45	1,464	15,299	0.00%	0.00%	1.79%
Diversified Bond Class I
2024	$17.36	4,393,718	$76,292,709	0.00%	0.00%	1.62%
2023	17.09	4,348,153	74,295,943	0.00%	0.00%	3.60%
2022	16.49	4,210,060	69,435,523	0.00%	0.00%	(18.62)%
2021	20.27	5,029,050	101,920,749	0.00%	0.00%	(1.93)%
2020	20.66	4,751,437	98,187,388	0.00%	0.00%	10.35%
Diversified Bond Class P
2024	$9.52	1,122,542	$10,687,193	0.00%	0.00%	1.87%
2023	9.35	659,653	6,164,819	0.00%	0.00%	3.81%
2022	9.00	317,064	2,854,420	0.00%	0.00%	(18.46)%
2021	11.04	198,091	2,187,003	0.00%	0.00%	(1.73)%
01/23/2020 - 12/31/2020	11.23	40,143	451,002	0.00%	0.00%	9.31%
Floating Rate Income Class I
2024	$16.67	1,840,089	$30,672,626	0.00%	0.00%	8.05%
2023	15.43	2,125,736	32,793,289	0.00%	0.00%	13.66%
2022	13.57	2,413,477	32,758,473	0.00%	0.00%	(1.54)%
2021	13.79	2,776,498	38,276,449	0.00%	0.00%	4.62%
2020	13.18	2,103,143	27,712,971	0.00%	0.00%	4.71%
Floating Rate Income Class P
2024	$13.65	195,165	$2,663,652	0.00%	0.00%	8.39%
2023	12.59	81,867	1,030,811	0.00%	0.00%	13.76%
2022	11.07	53,846	595,962	0.00%	0.00%	(1.35)%
2021	11.22	16,750	187,926	0.00%	0.00%	4.83%
01/29/2020 - 12/31/2020	10.70	564	6,039	0.00%	0.00%	4.70%
High Yield Bond Class I
2024	$100.30	845,317	$84,782,620	0.00%	0.00%	7.14%
2023	93.61	887,306	83,060,165	0.00%	0.00%	12.22%
2022	83.42	853,642	71,206,687	0.00%	0.00%	(10.35)%
2021	93.04	934,610	86,958,544	0.00%	0.00%	5.42%
2020	88.26	880,521	77,713,482	0.00%	0.00%	5.74%
High Yield Bond Class P
2024	$12.54	177,964	$2,231,691	0.00%	0.00%	7.36%
2023	11.68	112,518	1,314,277	0.00%	0.00%	12.45%
2022	10.39	46,802	486,168	0.00%	0.00%	(10.17)%
2021	11.56	31,300	361,943	0.00%	0.00%	5.63%
2020	10.95	4,861	53,219	0.00%	0.00%	5.96%
Inflation Managed Class I
2024	$71.30	1,085,122	$77,374,064	0.00%	0.00%	2.36%
2023	69.66	1,083,563	75,484,843	0.00%	0.00%	3.67%
2022	67.20	983,506	66,089,815	0.00%	0.00%	(11.87)%
2021	76.25	1,037,110	79,080,898	0.00%	0.00%	5.69%
2020	72.15	985,790	71,121,228	0.00%	0.00%	11.42%

SA-71

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Inflation Managed Class P
2024	$11.16	242,082	$2,701,676	0.00%	0.00%	2.56%
2023	10.88	168,959	1,838,538	0.00%	0.00%	3.88%
2022	10.48	84,298	883,059	0.00%	0.00%	(11.70)%
2021	11.86	21,485	254,875	0.00%	0.00%	5.90%
02/03/2020 - 12/31/2020	11.20	3,493	39,125	0.00%	0.00%	9.62%
Intermediate Bond Class P
2024	$10.38	377,976	$3,921,913	0.00%	0.00%	2.32%
2023	10.14	192,026	1,947,377	0.00%	0.00%	5.95%
08/04/2022 - 12/31/2022	9.57	24,534	234,836	0.00%	0.00%	(5.11)%
Managed Bond Class I
2024	$75.80	3,753,951	$284,549,057	0.00%	0.00%	2.70%
2023	73.81	3,476,149	256,568,406	0.00%	0.00%	6.55%
2022	69.27	3,623,777	251,020,700	0.00%	0.00%	(14.02)%
2021	80.57	3,795,129	305,762,827	0.00%	0.00%	(1.13)%
2020	81.49	3,672,883	299,302,631	0.00%	0.00%	8.34%
Managed Bond Class P
2024	$10.16	1,089,785	$11,072,298	0.00%	0.00%	2.90%
2023	9.87	447,120	4,414,624	0.00%	0.00%	6.76%
2022	9.25	241,047	2,229,188	0.00%	0.00%	(13.85)%
2021	10.73	81,611	876,059	0.00%	0.00%	(0.93)%
2020	10.84	14,222	154,108	0.00%	0.00%	8.56%
Short Duration Bond Class I
2024	$14.96	5,564,438	$83,269,653	0.00%	0.00%	4.87%
2023	14.27	6,133,357	87,520,454	0.00%	0.00%	4.87%
2022	13.61	5,521,198	75,123,147	0.00%	0.00%	(4.58)%
2021	14.26	6,924,820	98,740,450	0.00%	0.00%	(0.45)%
2020	14.32	7,577,343	108,534,436	0.00%	0.00%	3.73%
Short Duration Bond Class P
2024	$11.02	525,208	$5,788,264	0.00%	0.00%	5.08%
2023	10.49	437,731	4,590,946	0.00%	0.00%	5.08%
2022	9.98	238,475	2,380,112	0.00%	0.00%	(4.39)%
2021	10.44	99,958	1,043,397	0.00%	0.00%	(0.25)%
01/17/2020 - 12/31/2020	10.46	26,431	276,594	0.00%	0.00%	3.73%
Emerging Markets Debt Class I
2024	$13.57	454,992	$6,172,490	0.00%	0.00%	6.88%
2023	12.69	448,848	5,696,939	0.00%	0.00%	12.35%
2022	11.30	451,033	5,095,350	0.00%	0.00%	(9.27)%
2021	12.45	484,728	6,035,370	0.00%	0.00%	(6.12)%
2020	13.26	444,906	5,900,885	0.00%	0.00%	1.75%
Emerging Markets Debt Class P
2024	$10.80	18,494	$199,665	0.00%	0.00%	7.09%
2023	10.08	14,049	141,632	0.00%	0.00%	12.57%
2022	8.96	9,516	85,224	0.00%	0.00%	(9.08)%
2021	9.85	5,829	57,418	0.00%	0.00%	(5.94)%
03/09/2020 - 12/31/2020	10.47	998	10,455	0.00%	0.00%	10.19%
Dividend Growth Class I
2024	$65.18	1,800,024	$117,330,787	0.00%	0.00%	13.24%
2023	57.56	1,893,598	108,999,448	0.00%	0.00%	13.32%
2022	50.80	2,028,217	103,027,119	0.00%	0.00%	(10.49)%
2021	56.75	2,104,046	119,406,051	0.00%	0.00%	25.80%
2020	45.11	2,130,471	96,110,636	0.00%	0.00%	13.44%
Dividend Growth Class P
2024	$18.34	275,103	$5,045,952	0.00%	0.00%	13.53%
2023	16.16	237,555	3,837,818	0.00%	0.00%	13.54%
2022	14.23	108,415	1,542,558	0.00%	0.00%	(10.31)%
2021	15.86	47,084	746,951	0.00%	0.00%	26.05%
01/17/2020 - 12/31/2020	12.59	15,799	198,834	0.00%	0.00%	10.47%

SA-72

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Equity Index Class I
2024	$303.60	4,322,692	$1,312,383,784	0.00%	0.00%	24.66%
2023	243.54	4,742,868	1,155,074,118	0.00%	0.00%	25.93%
2022	193.39	4,769,399	922,333,787	0.00%	0.00%	(18.31)%
2021	236.73	4,938,614	1,169,119,245	0.00%	0.00%	28.37%
2020	184.41	5,094,685	939,526,761	0.00%	0.00%	18.11%
Equity Index Class P
2024	$22.43	16,765,768	$376,108,271	0.00%	0.00%	24.91%
2023	17.96	10,938,798	196,450,596	0.00%	0.00%	26.19%
2022	14.23	6,073,436	86,438,308	0.00%	0.00%	(18.15)%
2021	17.39	1,879,469	32,678,816	0.00%	0.00%	28.63%
2020	13.52	207,723	2,807,925	0.00%	0.00%	18.35%
Focused Growth Class I
2024	$89.34	581,569	$51,960,264	0.00%	0.00%	27.95%
2023	69.83	624,081	43,579,968	0.00%	0.00%	37.96%
2022	50.62	669,958	33,910,279	0.00%	0.00%	(33.80)%
2021	76.46	686,421	52,481,031	0.00%	0.00%	19.79%
2020	63.83	734,685	46,892,974	0.00%	0.00%	38.29%
Growth Class I
2024	$300.30	1,264,655	$379,779,776	0.00%	0.00%	31.82%
2023	227.82	1,372,312	312,633,691	0.00%	0.00%	35.55%
2022	168.07	1,469,956	247,060,813	0.00%	0.00%	(31.21)%
2021	244.34	1,653,122	403,918,474	0.00%	0.00%	23.42%
2020	197.97	1,628,439	322,375,433	0.00%	0.00%	31.56%
Growth Class P
2024	$22.29	459,993	$10,255,289	0.00%	0.00%	32.08%
2023	16.88	381,864	6,445,560	0.00%	0.00%	35.82%
2022	12.43	241,756	3,004,549	0.00%	0.00%	(31.07)%
2021	18.03	125,252	2,258,423	0.00%	0.00%	23.67%
01/15/2020 - 12/31/2020	14.58	49,360	719,664	0.00%	0.00%	27.07%
Hedged Equity Class P
2024	$13.34	679,297	$9,059,700	0.00%	0.00%	18.11%
2023	11.29	394,371	4,453,238	0.00%	0.00%	15.92%
2022	9.74	206,747	2,013,996	0.00%	0.00%	(7.76)%
06/02/2021 - 12/31/2021	10.56	38,917	411,007	0.00%	0.00%	4.86%
Large-Cap Core Class I
2024	$261.65	1,038,179	$271,643,162	0.00%	0.00%	23.96%
2023	211.08	1,120,006	236,408,044	0.00%	0.00%	27.06%
2022	166.12	1,209,833	200,983,427	0.00%	0.00%	(20.61)%
2021	209.26	1,279,073	267,663,874	0.00%	0.00%	27.76%
2020	163.79	1,363,467	223,326,153	0.00%	0.00%	13.94%
Large-Cap Core Class P
2024	$20.42	205,757	$4,202,089	0.00%	0.00%	24.21%
2023	16.44	113,652	1,868,674	0.00%	0.00%	27.31%
2022	12.91	63,783	823,738	0.00%	0.00%	(20.46)%
2021	16.24	47,433	770,118	0.00%	0.00%	28.02%
01/27/2020 - 12/31/2020	12.68	7,287	92,415	0.00%	0.00%	13.62%
Large-Cap Growth Class I
2024	$48.24	1,939,924	$93,578,716	0.00%	0.00%	29.97%
2023	37.11	2,385,505	88,537,878	0.00%	0.00%	45.12%
2022	25.58	2,282,241	58,370,883	0.00%	0.00%	(37.90)%
2021	41.18	2,312,587	95,243,846	0.00%	0.00%	20.27%
2020	34.24	2,738,015	93,758,985	0.00%	0.00%	38.35%
Large-Cap Growth Class P
2024	$17.77	107,243	$1,905,834	0.00%	0.00%	30.23%
2023	13.65	78,180	1,066,844	0.00%	0.00%	45.41%
07/22/2022 - 12/31/2022	9.38	15,818	148,449	0.00%	0.00%	(12.15)%
Large-Cap Plus Bond Alpha Class P (4)
12/13/2024 - 12/31/2024	$10.30	1,644	$16,932	0.00%	0.00%	(2.88)%

SA-73

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Large-Cap Value Class I
2024	$61.41	2,692,706	$165,367,366	0.00%	0.00%	7.97%
2023	56.88	2,873,762	163,460,471	0.00%	0.00%	14.91%
2022	49.50	3,016,157	149,297,080	0.00%	0.00%	(6.63)%
2021	53.01	3,217,307	170,562,720	0.00%	0.00%	26.12%
2020	42.04	3,261,543	137,101,538	0.00%	0.00%	5.87%
Large-Cap Value Class P
2024	$17.60	246,248	$4,334,839	0.00%	0.00%	8.19%
2023	16.27	208,457	3,391,949	0.00%	0.00%	15.14%
2022	14.13	156,229	2,207,814	0.00%	0.00%	(6.44)%
2021	15.11	129,350	1,953,860	0.00%	0.00%	26.37%
2020	11.95	12,188	145,690	0.00%	0.00%	6.08%
Mid-Cap Growth Class I
2024	$43.44	1,812,945	$78,748,313	0.00%	0.00%	2.48%
2023	42.39	1,999,781	84,764,522	0.00%	0.00%	19.62%
2022	35.43	1,999,378	70,847,677	0.00%	0.00%	(30.72)%
2021	51.15	2,602,565	133,123,347	0.00%	0.00%	16.67%
2020	43.84	2,288,591	100,338,327	0.00%	0.00%	50.14%
Mid-Cap Growth Class P
2024	$16.68	95,770	$1,597,304	0.00%	0.00%	2.68%
2023	16.24	76,731	1,246,341	0.00%	0.00%	19.86%
2022	13.55	49,595	672,103	0.00%	0.00%	(30.59)%
2021	19.52	29,650	578,860	0.00%	0.00%	16.90%
01/21/2020 - 12/31/2020	16.70	7,357	122,860	0.00%	0.00%	44.86%
Mid-Cap Plus Bond Alpha Class I
2024	$99.74	1,421,298	$141,764,866	0.00%	0.00%	14.95%
2023	86.77	1,713,717	148,700,575	0.00%	0.00%	15.35%
2022	75.23	1,735,544	130,557,378	0.00%	0.00%	(17.26)%
2021	90.91	1,818,299	165,308,873	0.00%	0.00%	16.40%
2020	78.10	2,047,589	159,926,831	0.00%	0.00%	27.51%
Mid-Cap Plus Bond Alpha Class P (4)
11/29/2024 - 12/31/2024	$17.68	5,083	$89,889	0.00%	0.00%	(7.17)%
Mid-Cap Value Class I
2024	$63.74	399,185	$25,443,503	0.00%	0.00%	10.31%
2023	57.78	386,436	22,329,524	0.00%	0.00%	16.39%
2022	49.65	380,243	18,877,903	0.00%	0.00%	(7.26)%
2021	53.54	378,591	20,268,304	0.00%	0.00%	27.03%
2020	42.14	376,647	15,873,340	0.00%	0.00%	5.52%
Mid-Cap Value Class P
2024	$18.12	62,832	$1,138,683	0.00%	0.00%	10.53%
2023	16.40	43,085	706,447	0.00%	0.00%	16.62%
2022	14.06	23,975	337,077	0.00%	0.00%	(7.08)%
2021	15.13	8,467	128,117	0.00%	0.00%	27.29%
2020	11.89	3,800	45,172	0.00%	0.00%	5.73%
QQQ Plus Bond Alpha Class I (4)
11/04/2024 - 12/31/2024	$10.54	1,238	$13,057	0.00%	0.00%	5.06%
QQQ Plus Bond Alpha Class P (4)
11/08/2024 - 12/31/2024	$10.55	9,865	$104,045	0.00%	0.00%	(0.69)%
Small-Cap Equity Class I
2024	$52.58	665,110	$34,968,558	0.00%	0.00%	9.70%
2023	47.93	648,870	31,098,961	0.00%	0.00%	12.97%
2022	42.43	611,206	25,930,826	0.00%	0.00%	(12.92)%
2021	48.72	691,738	33,701,180	0.00%	0.00%	26.46%
2020	38.53	711,468	27,410,364	0.00%	0.00%	5.42%
Small-Cap Equity Class P
2024	$17.06	64,345	$1,097,684	0.00%	0.00%	9.92%
2023	15.52	50,512	783,956	0.00%	0.00%	13.20%
2022	13.71	44,755	613,637	0.00%	0.00%	(12.74)%
2021	15.71	37,212	584,730	0.00%	0.00%	26.71%
01/29/2020 - 12/31/2020	12.40	12,845	159,298	0.00%	0.00%	8.71%

SA-74

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Small-Cap Growth Class I
2024	$49.35	460,949	$22,746,588	0.00%	0.00%	6.55%
2023	46.31	499,467	23,132,422	0.00%	0.00%	14.20%
2022	40.56	543,845	22,056,138	0.00%	0.00%	(29.92)%
2021	57.87	583,726	33,781,633	0.00%	0.00%	1.69%
2020	56.91	614,710	34,983,226	0.00%	0.00%	55.58%
Small-Cap Index Class I
2024	$63.71	3,984,459	$253,869,298	0.00%	0.00%	10.84%
2023	57.49	4,230,079	243,169,054	0.00%	0.00%	16.20%
2022	49.47	4,325,265	213,975,691	0.00%	0.00%	(20.86)%
2021	62.51	4,472,064	279,564,935	0.00%	0.00%	14.24%
2020	54.72	4,716,091	258,077,471	0.00%	0.00%	19.16%
Small-Cap Index Class P
2024	$16.09	2,663,500	$42,861,461	0.00%	0.00%	11.06%
2023	14.49	1,779,220	25,780,714	0.00%	0.00%	16.43%
2022	12.44	952,767	11,857,027	0.00%	0.00%	(20.70)%
2021	15.69	412,353	6,471,588	0.00%	0.00%	14.47%
2020	13.71	43,361	594,521	0.00%	0.00%	19.39%
Small-Cap Plus Bond Alpha Class P (4)
12/18/2024 - 12/31/2024	$10.15	6,614	$67,158	0.00%	0.00%	0.01%
Small-Cap Value Class I
2024	$74.29	950,997	$70,650,606	0.00%	0.00%	6.18%
2023	69.96	1,024,687	71,691,671	0.00%	0.00%	7.53%
2022	65.07	1,066,375	69,385,448	0.00%	0.00%	(16.81)%
2021	78.21	1,214,998	95,030,403	0.00%	0.00%	35.61%
2020	57.68	1,222,962	70,537,176	0.00%	0.00%	3.44%
Small-Cap Value Class P
2024	$15.60	99,329	$1,549,211	0.00%	0.00%	6.40%
2023	14.66	74,326	1,089,551	0.00%	0.00%	7.74%
2022	13.61	40,894	556,397	0.00%	0.00%	(16.64)%
2021	16.32	23,566	384,652	0.00%	0.00%	35.88%
2020	12.01	8,934	107,321	0.00%	0.00%	3.64%
Value Class I
2024	$36.67	1,906,982	$69,928,422	0.00%	0.00%	10.14%
2023	33.29	1,951,447	64,969,945	0.00%	0.00%	3.77%
2022	32.08	1,994,777	64,000,318	0.00%	0.00%	(0.53)%
2021	32.26	2,176,582	70,208,845	0.00%	0.00%	21.64%
2020	26.52	2,224,404	58,984,616	0.00%	0.00%	(6.94)%
Value Class P
2024	$15.13	32,641	$493,859	0.00%	0.00%	10.36%
2023	13.71	30,130	413,062	0.00%	0.00%	3.98%
2022	13.19	17,520	231,000	0.00%	0.00%	(0.34)%
2021	13.23	10,827	143,239	0.00%	0.00%	21.89%
01/21/2020 - 12/31/2020	10.85	5,457	59,227	0.00%	0.00%	(6.79)%
Value Advantage Class I
2024	$29.91	364,751	$10,908,088	0.00%	0.00%	16.50%
2023	25.67	407,226	10,453,172	0.00%	0.00%	9.60%
2022	23.42	561,871	13,159,067	0.00%	0.00%	(4.07)%
2021	24.41	582,422	14,218,676	0.00%	0.00%	28.52%
2020	18.99	338,926	6,437,851	0.00%	0.00%	(2.78)%
Value Advantage Class P
2024	$17.81	125,215	$2,229,540	0.00%	0.00%	16.74%
2023	15.25	102,273	1,559,950	0.00%	0.00%	9.82%
2022	13.89	87,606	1,216,730	0.00%	0.00%	(3.87)%
2021	14.45	27,484	397,099	0.00%	0.00%	28.78%
01/17/2020 - 12/31/2020	11.22	17,208	193,058	0.00%	0.00%	(3.30)%
Emerging Markets Class I
2024	$48.72	2,527,954	$123,160,335	0.00%	0.00%	(1.52)%
2023	49.47	2,915,227	144,225,680	0.00%	0.00%	8.95%
2022	45.41	2,942,304	133,605,498	0.00%	0.00%	(25.27)%
2021	60.77	2,904,791	176,510,894	0.00%	0.00%	(8.28)%
2020	66.25	2,828,376	187,390,846	0.00%	0.00%	17.33%

SA-75

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Emerging Markets Class P
2024	$10.22	487,208	$4,978,797	0.00%	0.00%	(1.33)%
2023	10.36	409,498	4,240,923	0.00%	0.00%	9.17%
2022	9.49	199,368	1,891,307	0.00%	0.00%	(25.12)%
2021	12.67	107,021	1,355,891	0.00%	0.00%	(8.10)%
2020	13.79	19,963	275,214	0.00%	0.00%	17.56%
International Equity Plus Bond Alpha Class I (4)
12/23/2024 - 12/31/2024	$9.70	669	$6,490	0.00%	0.00%	0.85%
International Equity Plus Bond Alpha Class P (4)
12/26/2024 - 12/31/2024	$9.70	1	$12	0.00%	0.00%	0.38%
International Growth Class P
2024	$12.04	47,864	$576,445	0.00%	0.00%	7.61%
2023	11.19	31,647	354,181	0.00%	0.00%	14.16%
11/02/2022 - 12/31/2022	9.80	899	8,813	0.00%	0.00%	9.25%
International Large-Cap Class I
2024	$28.68	8,532,974	$244,739,019	0.00%	0.00%	3.68%
2023	27.66	9,020,775	249,556,714	0.00%	0.00%	18.65%
2022	23.32	9,083,211	211,784,324	0.00%	0.00%	(15.19)%
2021	27.49	9,291,527	255,456,240	0.00%	0.00%	14.78%
2020	23.95	9,954,397	238,444,383	0.00%	0.00%	10.74%
International Large-Cap Class P
2024	$15.14	487,150	$7,373,175	0.00%	0.00%	3.88%
2023	14.57	335,229	4,884,131	0.00%	0.00%	18.89%
2022	12.25	153,853	1,885,439	0.00%	0.00%	(15.02)%
2021	14.42	80,570	1,161,946	0.00%	0.00%	15.01%
2020	12.54	17,794	223,134	0.00%	0.00%	10.96%
International Small-Cap Class I
2024	$19.35	1,983,171	$38,371,843	0.00%	0.00%	(0.98)%
2023	19.54	2,015,162	39,377,685	0.00%	0.00%	17.23%
2022	16.67	2,043,904	34,069,180	0.00%	0.00%	(17.09)%
2021	20.10	2,111,329	42,446,066	0.00%	0.00%	13.87%
2020	17.65	2,233,322	39,429,037	0.00%	0.00%	8.42%
International Small-Cap Class P
2024	$13.79	107,801	$1,486,569	0.00%	0.00%	(0.78)%
2023	13.90	83,155	1,155,762	0.00%	0.00%	17.46%
2022	11.83	63,960	756,801	0.00%	0.00%	(16.92)%
2021	14.24	28,981	412,755	0.00%	0.00%	14.10%
2020	12.48	5,893	73,560	0.00%	0.00%	8.64%
International Value Class I
2024	$44.36	3,356,595	$148,899,742	0.00%	0.00%	3.89%
2023	42.70	3,522,357	150,403,413	0.00%	0.00%	20.20%
2022	35.52	3,793,170	134,742,811	0.00%	0.00%	(1.26)%
2021	35.98	4,019,454	144,609,000	0.00%	0.00%	20.36%
2020	29.89	4,162,321	124,416,910	0.00%	0.00%	(7.17)%
Health Sciences Class I
2024	$110.73	742,237	$82,189,462	0.00%	0.00%	4.04%
2023	106.44	809,629	86,173,648	0.00%	0.00%	3.42%
2022	102.91	880,344	90,600,348	0.00%	0.00%	(5.80)%
2021	109.26	918,119	100,310,172	0.00%	0.00%	12.38%
2020	97.22	927,859	90,203,729	0.00%	0.00%	18.79%
Health Sciences Class P
2024	$15.73	149,919	$2,357,906	0.00%	0.00%	4.24%
2023	15.09	133,078	2,007,817	0.00%	0.00%	3.63%
2022	14.56	123,224	1,794,045	0.00%	0.00%	(5.61)%
2021	15.43	92,055	1,419,967	0.00%	0.00%	12.61%
03/11/2020 - 12/31/2020	13.70	35,114	480,989	0.00%	0.00%	30.88%
Real Estate Class I
2024	$103.74	886,451	$91,957,802	0.00%	0.00%	7.51%
2023	96.49	937,930	90,497,682	0.00%	0.00%	13.01%
2022	85.38	951,629	81,247,460	0.00%	0.00%	(25.64)%
2021	114.82	1,004,376	115,318,671	0.00%	0.00%	40.32%
2020	81.82	1,019,829	83,446,833	0.00%	0.00%	(3.28)%

SA-76

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Real Estate Class P
2024	$12.95	16,040	$207,671	0.00%	0.00%	7.73%
2023	12.02	6,784	81,529	0.00%	0.00%	13.24%
2022	10.61	4,489	47,644	0.00%	0.00%	(25.49)%
2021	14.24	2,857	40,698	0.00%	0.00%	40.60%
03/04/2020 - 12/31/2020	10.13	2,133	21,610	0.00%	0.00%	(4.71)%
Technology Class I
2024	$39.17	1,653,636	$64,776,036	0.00%	0.00%	37.45%
2023	28.50	1,688,057	48,109,684	0.00%	0.00%	53.68%
2022	18.55	1,765,977	32,750,895	0.00%	0.00%	(36.06)%
2021	29.00	1,787,109	51,834,613	0.00%	0.00%	13.86%
2020	25.47	2,088,789	53,209,091	0.00%	0.00%	47.24%
Technology Class P
2024	$25.36	177,849	$4,510,539	0.00%	0.00%	37.72%
2023	18.42	124,702	2,296,424	0.00%	0.00%	53.98%
2022	11.96	93,298	1,115,773	0.00%	0.00%	(35.93)%
2021	18.67	64,662	1,207,001	0.00%	0.00%	14.09%
2020	16.36	27,415	448,532	0.00%	0.00%	47.54%
ESG Diversified Class P
2024	$11.65	108,335	$1,262,199	0.00%	0.00%	12.40%
2023	10.37	14,240	147,604	0.00%	0.00%	16.01%
2022	8.93	2,638	23,566	0.00%	0.00%	(16.43)%
10/04/2021 - 12/31/2021	10.69	608	6,504	0.00%	0.00%	5.21%
ESG Diversified Growth Class P
2024	$12.65	298,098	$3,770,880	0.00%	0.00%	14.11%
2023	11.09	114,290	1,266,968	0.00%	0.00%	17.90%
06/01/2022 - 12/31/2022	9.40	44,839	421,615	0.00%	0.00%	(4.98)%
PSF Avantis Balanced Allocation Class D
2024	$18.21	635,810	$11,577,869	0.00%	0.00%	11.54%
2023	16.33	715,343	11,678,161	0.00%	0.00%	13.83%
2022	14.34	752,956	10,798,693	0.00%	0.00%	(14.99)%
2021	16.87	687,015	11,590,659	0.00%	0.00%	12.50%
2020	15.00	704,036	10,558,160	0.00%	0.00%	12.11%
PSF Avantis Balanced Allocation Class P
2024	$14.28	84,952	$1,213,157	0.00%	0.00%	11.82%
2023	12.77	76,244	973,693	0.00%	0.00%	14.12%
2022	11.19	67,709	757,738	0.00%	0.00%	(14.78)%
2021	13.13	20,533	269,636	0.00%	0.00%	12.78%
03/09/2020 - 12/31/2020	11.64	6,281	73,136	0.00%	0.00%	23.74%
Pacific Dynamix - Conservative Growth Class I
2024	$26.18	615,065	$16,104,370	0.00%	0.00%	8.54%
2023	24.12	675,329	16,291,500	0.00%	0.00%	11.68%
2022	21.60	714,793	15,439,824	0.00%	0.00%	(14.38)%
2021	25.23	680,836	17,175,295	0.00%	0.00%	6.44%
2020	23.70	648,379	15,366,499	0.00%	0.00%	12.21%
Pacific Dynamix - Conservative Growth Class P
2024	$12.86	1,178,552	$15,158,586	0.00%	0.00%	8.75%
2023	11.83	697,023	8,243,504	0.00%	0.00%	11.91%
2022	10.57	437,347	4,622,088	0.00%	0.00%	(14.20)%
2021	12.32	237,267	2,922,672	0.00%	0.00%	6.66%
01/27/2020 - 12/31/2020	11.55	43,308	500,162	0.00%	0.00%	11.97%
Pacific Dynamix - Moderate Growth Class I
2024	$34.20	2,234,864	$76,428,497	0.00%	0.00%	12.12%
2023	30.50	2,364,646	72,123,443	0.00%	0.00%	15.04%
2022	26.51	2,413,963	64,000,738	0.00%	0.00%	(15.69)%
2021	31.45	2,493,186	78,405,962	0.00%	0.00%	10.62%
2020	28.43	2,463,729	70,042,996	0.00%	0.00%	14.58%

SA-77

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Pacific Dynamix - Moderate Growth Class P
2024	$14.46	5,317,610	$76,910,581	0.00%	0.00%	12.35%
2023	12.87	4,147,496	53,394,133	0.00%	0.00%	15.27%
2022	11.17	3,171,323	35,418,002	0.00%	0.00%	(15.52)%
2021	13.22	1,656,196	21,896,050	0.00%	0.00%	10.85%
2020	11.93	88,015	1,049,750	0.00%	0.00%	14.81%
Pacific Dynamix - Growth Class I
2024	$42.65	3,291,874	$140,382,229	0.00%	0.00%	13.90%
2023	37.44	3,342,062	125,134,057	0.00%	0.00%	16.98%
2022	32.01	3,403,642	108,939,579	0.00%	0.00%	(16.69)%
2021	38.42	3,148,866	120,972,311	0.00%	0.00%	14.33%
2020	33.60	3,087,728	103,751,133	0.00%	0.00%	15.79%
Pacific Dynamix - Growth Class P
2024	$15.59	5,042,309	$78,606,918	0.00%	0.00%	14.12%
2023	13.66	3,326,491	45,440,324	0.00%	0.00%	17.22%
2022	11.65	2,194,922	25,579,193	0.00%	0.00%	(16.52)%
2021	13.96	1,244,853	17,378,260	0.00%	0.00%	14.57%
01/08/2020 - 12/31/2020	12.18	245,207	2,987,787	0.00%	0.00%	15.56%
Pacific Dynamix - Aggressive Growth Class I (4)
07/05/2024 - 12/31/2024	$11.17	15,236	$170,173	0.00%	0.00%	4.30%
Pacific Dynamix - Aggressive Growth Class P (4)
06/24/2024 - 12/31/2024	$11.19	188,848	$2,112,583	0.00%	0.00%	5.95%
Portfolio Optimization Conservative Class I
2024	$15.89	748,384	$11,894,825	0.00%	0.00%	6.38%
2023	14.94	874,457	13,065,436	0.00%	0.00%	9.22%
2022	13.68	976,146	13,353,207	0.00%	0.00%	(13.67)%
2021	15.85	1,003,548	15,901,250	0.00%	0.00%	2.20%
2020	15.50	1,124,746	17,437,289	0.00%	0.00%	7.88%
Portfolio Optimization Conservative Class P
2024	$11.33	1,634	$18,513	0.00%	0.00%	6.59%
2023	10.63	1,637	17,394	0.00%	0.00%	9.44%
2022	9.71	5,788	56,205	0.00%	0.00%	(13.49)%
2021	11.23	4,955	55,625	0.00%	0.00%	2.41%
03/09/2020 - 12/31/2020	10.96	607	6,657	0.00%	0.00%	10.30%
Portfolio Optimization Moderate-Conservative Class I
2024	$18.78	2,541,092	$47,732,335	0.00%	0.00%	8.41%
2023	17.33	2,740,547	47,484,683	0.00%	0.00%	11.06%
2022	15.60	2,860,354	44,625,880	0.00%	0.00%	(14.90)%
2021	18.33	3,016,948	55,311,976	0.00%	0.00%	6.28%
2020	17.25	3,138,211	54,135,722	0.00%	0.00%	9.97%
Portfolio Optimization Moderate-Conservative Class P
2024	$12.40	18,748	$232,415	0.00%	0.00%	8.63%
2023	11.41	16,576	189,168	0.00%	0.00%	11.28%
2022	10.26	2,574	26,392	0.00%	0.00%	(14.73)%
2021	12.03	1,531	18,416	0.00%	0.00%	6.49%
03/09/2020 - 12/31/2020	11.29	1,426	16,100	0.00%	0.00%	16.74%
Portfolio Optimization Moderate Class I
2024	$22.03	10,748,719	$236,740,572	0.00%	0.00%	11.21%
2023	19.80	11,298,893	223,773,175	0.00%	0.00%	13.88%
2022	17.39	12,152,414	211,350,844	0.00%	0.00%	(15.72)%
2021	20.63	12,905,053	266,291,183	0.00%	0.00%	9.18%
2020	18.90	13,311,873	251,587,848	0.00%	0.00%	11.83%
Portfolio Optimization Moderate Class P
2024	$13.59	64,838	$881,370	0.00%	0.00%	11.43%
2023	12.20	68,383	834,184	0.00%	0.00%	14.10%
2022	10.69	50,812	543,228	0.00%	0.00%	(15.55)%
2021	12.66	36,520	462,303	0.00%	0.00%	9.40%
01/09/2020 - 12/31/2020	11.57	22,515	260,533	0.00%	0.00%	11.30%

SA-78

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Portfolio Optimization Growth Class I
2024	$24.50	15,962,645	$391,039,482	0.00%	0.00%	11.36%
2023	22.00	16,797,425	369,511,003	0.00%	0.00%	14.45%
2022	19.22	17,640,667	339,073,811	0.00%	0.00%	(16.88)%
2021	23.12	18,304,643	423,271,149	0.00%	0.00%	13.12%
2020	20.44	18,690,684	382,080,784	0.00%	0.00%	12.72%
Portfolio Optimization Growth Class P
2024	$14.23	325,007	$4,625,566	0.00%	0.00%	11.58%
2023	12.75	284,185	3,624,722	0.00%	0.00%	14.68%
2022	11.12	216,724	2,410,499	0.00%	0.00%	(16.71)%
2021	13.35	156,026	2,083,549	0.00%	0.00%	13.34%
01/27/2020 - 12/31/2020	11.78	83,963	989,233	0.00%	0.00%	13.10%
Portfolio Optimization Aggressive-Growth Class I
2024	$26.17	7,677,736	$200,894,278	0.00%	0.00%	12.37%
2023	23.29	7,952,729	185,185,622	0.00%	0.00%	15.96%
2022	20.08	8,455,306	169,788,261	0.00%	0.00%	(17.51)%
2021	24.34	8,557,598	208,308,101	0.00%	0.00%	15.68%
2020	21.04	8,901,060	187,292,082	0.00%	0.00%	12.46%
Portfolio Optimization Aggressive-Growth Class P
2024	$14.84	207,205	$3,073,962	0.00%	0.00%	12.59%
2023	13.18	185,002	2,437,600	0.00%	0.00%	16.19%
2022	11.34	161,878	1,835,667	0.00%	0.00%	(17.34)%
2021	13.72	61,019	837,098	0.00%	0.00%	15.92%
02/26/2020 - 12/31/2020	11.83	29,566	349,916	0.00%	0.00%	17.52%
Invesco V.I. Discovery Mid Cap Growth Series I
2024	$17.50	368	$6,431	0.00%	0.00%	24.23%
01/20/2023 - 12/31/2023	14.08	164	2,316	0.00%	0.00%	11.66%
Invesco V.I. EQV International Equity Series I
2024	$13.08	194,035	$2,538,151	1.82%	0.00%	0.62%
2023	13.00	177,592	2,308,779	0.23%	0.00%	18.15%
2022	11.00	128,343	1,412,265	2.40%	0.00%	(18.31)%
2021	13.47	57,770	778,126	1.87%	0.00%	5.89%
2020	12.72	19,790	251,734	4.42%	0.00%	14.00%
Invesco V.I. EQV International Equity Series II
2024	$18.59	1,735,026	$32,262,297	1.55%	0.00%	0.34%
2023	18.53	1,729,410	32,047,402	0.00%	0.00%	17.87%
2022	15.72	1,672,964	26,302,221	1.43%	0.00%	(18.50)%
2021	19.29	1,818,385	35,079,645	1.05%	0.00%	5.61%
2020	18.27	1,879,345	34,331,022	2.17%	0.00%	13.74%
Invesco V.I. Global Series I
2024	$18.22	181,858	$3,313,805	0.00%	0.00%	16.07%
2023	15.70	152,651	2,396,556	0.25%	0.00%	34.73%
2022	11.65	118,679	1,382,878	0.00%	0.00%	(31.76)%
2021	17.08	73,692	1,258,402	0.00%	0.00%	15.49%
01/23/2020 - 12/31/2020	14.79	16,937	250,437	1.16%	0.00%	23.57%
Invesco V.I. Global Series II
2024	$29.37	569,122	$16,716,306	0.00%	0.00%	15.78%
2023	25.37	582,436	14,775,312	0.00%	0.00%	34.45%
2022	18.87	750,722	14,165,128	0.00%	0.00%	(31.94)%
2021	27.72	751,836	20,842,448	0.00%	0.00%	15.17%
2020	24.07	708,959	17,064,953	0.45%	0.00%	27.34%
Invesco V.I. Main Street Small Cap Fund Series I
2024	$18.55	889,496	$16,503,005	0.00%	0.00%	12.68%
2023	16.46	749,753	12,344,488	1.52%	0.00%	18.13%
2022	13.94	418,275	5,829,894	0.61%	0.00%	(15.83)%
2021	16.56	362,576	6,004,284	0.41%	0.00%	22.55%
2020	13.51	239,949	3,242,332	0.75%	0.00%	19.93%
American Funds IS American High-Income Trust Class 2
2024	$13.52	188,125	$2,542,797	7.59%	0.00%	9.67%
2023	12.33	131,641	1,622,483	8.04%	0.00%	12.45%
2022	10.96	78,552	860,941	9.35%	0.00%	(9.26)%
2021	12.08	46,952	567,145	7.96%	0.00%	8.42%
01/29/2020 - 12/31/2020	11.14	8,461	94,272	15.95%	0.00%	7.50%

SA-79

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
American Funds IS Asset Allocation Class 2
2024	$16.27	2,318,621	$37,716,608	2.31%	0.00%	16.44%
2023	13.97	1,969,867	27,519,934	2.58%	0.00%	14.27%
2022	12.23	1,303,203	15,932,867	2.33%	0.00%	(13.40)%
2021	14.12	589,241	8,319,135	1.87%	0.00%	15.10%
2020	12.27	260,888	3,200,086	2.78%	0.00%	12.46%
American Funds IS Asset Allocation Class 4
2024	$47.75	2,462,334	$117,570,895	1.98%	0.00%	16.11%
2023	41.12	2,486,647	102,257,160	2.07%	0.00%	14.02%
2022	36.06	2,360,923	85,146,160	1.65%	0.00%	(13.66)%
2021	41.77	2,503,361	104,569,774	1.38%	0.00%	14.84%
2020	36.37	2,408,347	87,599,605	1.50%	0.00%	12.16%
American Funds IS Capital World Bond Class 2
2024	$9.81	7,225	$70,892	2.43%	0.00%	(3.04)%
2023	10.12	5,070	51,304	0.00%	0.00%	6.14%
09/29/2022 - 12/31/2022	9.53	1,864	17,771	0.00%	0.00%	5.82%
American Funds IS Growth Class 2
2024	$27.45	1,066,048	$29,268,142	0.35%	0.00%	31.63%
2023	20.86	909,490	18,970,458	0.39%	0.00%	38.48%
2022	15.06	595,222	8,965,364	0.39%	0.00%	(29.94)%
2021	21.50	299,735	6,443,696	0.28%	0.00%	21.99%
2020	17.62	81,789	1,441,354	0.32%	0.00%	52.08%
American Funds IS Growth Class 4
2024	$96.04	2,407,033	$231,180,515	0.18%	0.00%	31.30%
2023	73.15	2,213,596	161,926,443	0.18%	0.00%	38.14%
2022	52.96	2,278,326	120,649,493	0.11%	0.00%	(30.11)%
2021	75.77	2,259,531	171,213,804	0.06%	0.00%	21.68%
2020	62.27	2,196,682	136,790,246	0.21%	0.00%	51.71%
American Funds IS Growth-Income Class 2
2024	$20.71	841,908	$17,436,635	1.18%	0.00%	24.23%
2023	16.67	746,541	12,446,159	1.54%	0.00%	26.14%
2022	13.22	529,860	7,003,256	1.51%	0.00%	(16.49)%
2021	15.83	258,546	4,092,164	1.50%	0.00%	24.10%
2020	12.75	73,571	938,359	2.26%	0.00%	13.55%
American Funds IS Growth-Income Class 4
2024	$61.46	2,428,566	$149,251,348	0.94%	0.00%	23.92%
2023	49.59	2,552,068	126,567,509	1.19%	0.00%	25.82%
2022	39.42	2,688,378	105,963,008	1.07%	0.00%	(16.71)%
2021	47.32	2,806,895	132,823,728	0.96%	0.00%	23.80%
2020	38.22	2,870,552	109,722,745	1.18%	0.00%	13.25%
American Funds IS International Class 2
2024	$12.08	320,173	$3,867,338	1.34%	0.00%	3.16%
2023	11.71	242,680	2,841,541	1.46%	0.00%	15.84%
2022	10.11	179,509	1,814,393	2.05%	0.00%	(20.79)%
2021	12.76	104,466	1,332,951	4.11%	0.00%	(1.50)%
01/16/2020 - 12/31/2020	12.95	28,182	365,051	1.02%	0.00%	12.03%
American Funds IS New World Fund Class 2
2024	$14.12	311,273	$4,394,587	1.65%	0.00%	6.56%
2023	13.25	198,381	2,628,449	1.55%	0.00%	16.00%
2022	11.42	165,458	1,889,934	1.55%	0.00%	(22.10)%
2021	14.66	87,538	1,283,493	1.22%	0.00%	4.92%
01/09/2020 - 12/31/2020	13.97	18,681	261,060	0.06%	0.00%	22.15%
BlackRock 60/40 Target Allocation ETF V.I. Class I
2024	$18.53	1,588,759	$29,443,614	2.42%	0.00%	11.64%
2023	16.60	1,451,447	24,094,543	2.25%	0.00%	15.62%
2022	14.36	1,356,591	19,478,331	2.37%	0.00%	(14.82)%
2021	16.86	998,968	16,839,818	2.37%	0.00%	11.99%
2020	15.05	667,393	10,045,689	2.47%	0.00%	14.67%

SA-80

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
BlackRock Basic Value V.I. Class III
2024	$40.30	690,808	$27,838,499	1.70%	0.00%	10.05%
2023	36.62	772,207	28,276,186	1.56%	0.00%	16.24%
2022	31.50	760,358	23,952,268	1.19%	0.00%	(5.12)%
2021	33.20	762,559	25,319,078	1.12%	0.00%	21.34%
2020	27.36	780,279	21,351,585	2.08%	0.00%	3.13%
BlackRock Global Allocation V.I. Class I
2024	$14.51	549,127	$7,967,466	1.36%	0.00%	9.23%
2023	13.28	459,608	6,104,929	4.34%	0.00%	12.83%
2022	11.77	184,286	2,169,541	0.00%	0.00%	(15.86)%
2021	13.99	117,014	1,637,201	1.26%	0.00%	6.67%
01/15/2020 - 12/31/2020	13.12	36,869	483,578	2.96%	0.00%	19.54%
BlackRock Global Allocation V.I. Class III
2024	$32.87	2,281,632	$74,997,675	1.49%	0.00%	8.93%
2023	30.18	2,331,554	70,357,907	2.55%	0.00%	12.49%
2022	26.83	2,437,935	65,399,810	0.00%	0.00%	(16.07)%
2021	31.96	2,478,104	79,209,321	0.83%	0.00%	6.42%
2020	30.04	2,468,204	74,136,590	1.32%	0.00%	20.71%
BNY Mellon VIF Appreciation Service Shares
2024	$34.71	225,841	$7,838,380	0.18%	0.00%	12.48%
2023	30.86	166,470	5,136,595	0.50%	0.00%	20.67%
2022	25.57	112,125	2,867,155	0.44%	0.00%	(18.25)%
2021	31.28	108,442	3,392,171	0.17%	0.00%	26.77%
2020	24.68	70,603	1,742,139	0.55%	0.00%	23.38%
DFA VA International Small Institutional Class
2024	$14.61	514,017	$7,510,019	3.94%	0.00%	3.82%
2023	14.07	403,074	5,672,547	4.08%	0.00%	14.11%
2022	12.33	211,639	2,610,131	3.57%	0.00%	(17.64)%
01/29/2021 - 12/31/2021	14.98	97,424	1,458,929	7.79%	0.00%	15.35%
DFA VA International Value Institutional Class
2024	$16.29	270,266	$4,403,769	4.60%	0.00%	6.62%
2023	15.28	191,361	2,924,414	5.93%	0.00%	17.86%
2022	12.97	131,227	1,701,550	6.38%	0.00%	(3.46)%
2021	13.43	46,329	622,237	9.18%	0.00%	18.11%
2020	11.37	7,478	85,032	5.67%	0.00%	(1.76)%
DFA VA Short-Term Fixed Institutional Class
2024	$10.93	996,291	$10,885,629	5.27%	0.00%	5.48%
2023	10.36	764,419	7,917,948	5.04%	0.00%	4.98%
2022	9.87	335,692	3,312,153	2.07%	0.00%	(1.16)%
01/29/2021 - 12/31/2021	9.98	93,975	938,063	0.01%	0.00%	(0.19)%
DFA VA US Large Value Institutional Class
2024	$17.56	505,178	$8,870,201	2.25%	0.00%	13.38%
2023	15.49	411,314	6,369,572	2.92%	0.00%	10.92%
2022	13.96	232,418	3,244,814	3.38%	0.00%	(4.88)%
2021	14.68	94,470	1,386,553	3.49%	0.00%	27.04%
01/29/2020 - 12/31/2020	11.55	21,979	253,935	5.63%	0.00%	1.40%
DFA VA US Targeted Value Institutional Class
2024	$21.47	271,451	$5,828,334	1.54%	0.00%	8.14%
2023	19.86	207,218	4,114,359	1.94%	0.00%	20.03%
2022	16.54	124,298	2,056,079	1.77%	0.00%	(4.21)%
2021	17.27	54,375	939,001	3.19%	0.00%	39.68%
03/30/2020 - 12/31/2020	12.36	10,798	133,495	5.08%	0.00%	72.00%
Fidelity VIP Bond Index Initial Class
2024	$9.18	3,607,598	$33,110,015	3.17%	0.00%	1.21%
2023	9.07	2,600,870	23,584,148	3.32%	0.00%	5.47%
2022	8.60	865,735	7,442,956	2.04%	0.00%	(13.19)%
01/29/2021 - 12/31/2021	9.90	284,249	2,815,077	2.23%	0.00%	(1.17)%
Fidelity VIP Bond Index Service Class 2
2024	$9.60	668,033	$6,411,986	3.14%	0.00%	1.00%
2023	9.50	480,781	4,569,014	2.85%	0.00%	5.13%
2022	9.04	209,800	1,896,545	1.70%	0.00%	(13.38)%
2021	10.44	119,613	1,248,288	1.32%	0.00%	(2.24)%
01/09/2020 - 12/31/2020	10.68	25,461	271,803	2.35%	0.00%	6.96%

SA-81

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Contrafund Initial Class
2024	$24.48	229,032	$5,606,711	0.22%	0.00%	33.79%
2023	18.30	143,092	2,618,170	0.60%	0.00%	33.45%
2022	13.71	98,396	1,349,090	0.65%	0.00%	(26.31)%
2021	18.61	45,407	844,882	0.04%	0.00%	27.83%
2020	14.56	20,132	293,026	0.23%	0.00%	30.57%
Fidelity VIP Contrafund Service Class 2
2024	$78.71	1,432,968	$112,788,776	0.03%	0.00%	33.45%
2023	58.98	1,497,423	88,320,054	0.26%	0.00%	33.12%
2022	44.31	1,557,366	69,004,186	0.28%	0.00%	(26.49)%
2021	60.27	1,520,612	91,652,321	0.03%	0.00%	27.51%
2020	47.27	1,595,287	75,408,138	0.08%	0.00%	30.23%
Fidelity VIP Freedom 2010 Portfolio Service Class 2
2024	$20.82	89,584	$1,865,230	4.17%	0.00%	5.15%
2023	19.80	56,249	1,113,788	3.76%	0.00%	9.08%
2022	18.15	52,410	951,351	1.77%	0.00%	(13.66)%
2021	21.02	97,086	2,041,178	0.97%	0.00%	5.60%
2020	19.91	93,137	1,854,381	1.03%	0.00%	12.24%
Fidelity VIP Freedom 2015 Portfolio Service Class 2
2024	$22.11	124,736	$2,758,387	3.06%	0.00%	6.21%
2023	20.82	128,616	2,677,845	3.43%	0.00%	10.64%
2022	18.82	129,749	2,441,616	1.91%	0.00%	(14.79)%
2021	22.08	131,337	2,900,423	0.87%	0.00%	7.39%
2020	20.56	132,576	2,726,252	1.07%	0.00%	13.56%
Fidelity VIP Freedom 2020 Portfolio Service Class 2
2024	$22.94	276,695	$6,347,417	2.66%	0.00%	7.40%
2023	21.36	261,833	5,592,385	2.94%	0.00%	12.22%
2022	19.03	299,268	5,695,812	1.89%	0.00%	(15.97)%
2021	22.65	304,488	6,896,377	0.84%	0.00%	9.26%
2020	20.73	340,986	7,068,269	0.96%	0.00%	14.72%
Fidelity VIP Freedom 2025 Portfolio Initial Class
2024	$13.44	37,653	$506,001	2.86%	0.00%	8.47%
2023	12.39	21,355	264,574	3.28%	0.00%	13.62%
2022	10.90	7,488	81,656	2.48%	0.00%	(16.43)%
11/03/2021 - 12/31/2021	13.05	1,589	20,733	6.30%	0.00%	0.01%
Fidelity VIP Freedom 2025 Portfolio Service Class 2
2024	$24.95	574,886	$14,341,089	2.27%	0.00%	8.28%
2023	23.04	611,331	14,083,495	2.58%	0.00%	13.32%
2022	20.33	651,209	13,238,328	1.82%	0.00%	(16.64)%
2021	24.39	652,495	15,911,937	0.84%	0.00%	10.55%
2020	22.06	651,352	14,368,350	0.99%	0.00%	15.68%
Fidelity VIP Freedom 2030 Portfolio Initial Class
2024	$15.03	40,632	$610,533	2.33%	0.00%	9.41%
2023	13.73	46,512	638,772	2.40%	0.00%	14.70%
2022	11.97	38,054	455,648	1.97%	0.00%	(16.87)%
2021	14.40	25,911	373,220	1.34%	0.00%	12.37%
01/28/2020 - 12/31/2020	12.82	8,184	104,900	1.35%	0.00%	16.05%
Fidelity VIP Freedom 2030 Portfolio Service Class 2
2024	$25.76	705,510	$18,171,012	2.04%	0.00%	9.14%
2023	23.60	669,645	15,803,361	2.26%	0.00%	14.46%
2022	20.62	679,338	14,007,077	1.73%	0.00%	(17.09)%
2021	24.87	767,355	19,082,254	0.92%	0.00%	12.07%
2020	22.19	676,116	15,002,539	0.99%	0.00%	16.64%
Fidelity VIP Freedom 2035 Portfolio Initial Class
2024	$16.29	373,986	$6,093,860	2.04%	0.00%	11.03%
2023	14.68	279,164	4,096,847	2.23%	0.00%	16.85%
2022	12.56	182,222	2,288,577	2.76%	0.00%	(17.69)%
2021	15.26	48,239	736,083	1.57%	0.00%	15.46%
02/10/2020 - 12/31/2020	13.22	14,876	196,612	2.74%	0.00%	16.38%

SA-82

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Freedom 2035 Portfolio Service Class 2
2024	$29.36	640,376	$18,803,005	1.68%	0.00%	10.77%
2023	26.51	626,574	16,609,492	1.77%	0.00%	16.53%
2022	22.75	623,923	14,193,324	1.53%	0.00%	(17.89)%
2021	27.70	588,023	16,290,796	0.80%	0.00%	15.18%
2020	24.05	587,688	14,136,214	0.91%	0.00%	17.96%
Fidelity VIP Freedom 2040 Portfolio Initial Class (4)
03/12/2024 - 12/31/2024	$12.43	540	$6,709	2.32%	0.00%	5.59%
Fidelity VIP Freedom 2045 Portfolio Initial Class
2024	$17.61	389,047	$6,852,395	1.44%	0.00%	13.84%
2023	15.47	295,867	4,577,693	1.82%	0.00%	19.46%
2022	12.95	159,552	2,066,404	2.00%	0.00%	(18.25)%
2021	15.84	71,119	1,126,727	1.56%	0.00%	17.83%
01/21/2020 - 12/31/2020	13.45	10,512	141,337	2.46%	0.00%	16.84%
Fidelity VIP Freedom 2045 Portfolio Service Class 2
2024	$31.93	656,280	$20,951,770	1.11%	0.00%	13.54%
2023	28.12	647,351	18,202,542	1.31%	0.00%	19.18%
2022	23.59	605,979	14,296,942	1.45%	0.00%	(18.45)%
2021	28.93	516,728	14,949,963	0.70%	0.00%	17.53%
2020	24.62	509,138	12,533,196	0.79%	0.00%	18.97%
Fidelity VIP Freedom 2050 Portfolio Initial Class (4)
03/12/2024 - 12/31/2024	$12.56	1,328	$16,681	2.33%	0.00%	5.88%
Fidelity VIP Freedom 2055 Portfolio Initial Class
2024	$12.95	1,908	$24,696	1.83%	0.00%	13.80%
2023	11.38	1,217	13,843	1.98%	0.00%	19.48%
09/29/2022 - 12/31/2022	9.52	531	5,057	7.92%	0.00%	10.02%
Fidelity VIP Freedom 2065 Portfolio Initial Class (4)
03/12/2024 - 12/31/2024	$12.94	920	$11,911	2.43%	0.00%	5.84%
Fidelity VIP Freedom Income Portfolio Initial Class
2024	$11.64	15,135	$176,156	3.25%	0.00%	4.45%
2023	11.14	24,160	269,215	4.21%	0.00%	7.91%
2022	10.33	18,902	195,180	2.30%	0.00%	(12.05)%
2021	11.74	14,195	166,648	1.27%	0.00%	3.35%
01/15/2020 - 12/31/2020	11.36	5,783	65,689	2.24%	0.00%	9.55%
Fidelity VIP Freedom Income Portfolio Service Class 2
2024	$17.69	138,764	$2,454,763	3.76%	0.00%	4.20%
2023	16.98	115,269	1,956,864	3.51%	0.00%	7.65%
2022	15.77	147,446	2,325,271	1.99%	0.00%	(12.26)%
2021	17.97	148,323	2,665,951	0.82%	0.00%	3.03%
2020	17.45	156,764	2,734,872	1.20%	0.00%	10.29%
Fidelity VIP Government Money Market Service Class
2024	$11.66	38,912,933	$453,726,742	4.87%	0.00%	5.01%
2023	11.10	25,857,232	287,113,511	4.69%	0.00%	4.80%
2022	10.60	28,088,730	297,603,125	1.43%	0.00%	1.36%
2021	10.45	18,385,177	192,174,551	0.01%	0.00%	0.01%
2020	10.45	22,555,301	235,739,053	0.23%	0.00%	0.28%
Fidelity VIP Growth Initial Class
2024	$21.44	19,346	$414,861	0.00%	0.00%	30.39%
2023	16.45	11,788	193,873	0.16%	0.00%	36.24%
02/23/2022 - 12/31/2022	12.07	4,378	52,849	0.42%	0.00%	(10.71)%
Fidelity VIP Growth Service Class 2
2024	$94.23	783,406	$73,818,459	0.00%	0.00%	30.07%
2023	72.44	812,465	58,856,085	0.00%	0.00%	35.89%
2022	53.31	633,394	33,765,959	0.32%	0.00%	(24.64)%
2021	70.74	485,699	34,360,111	0.00%	0.00%	22.90%
2020	57.56	407,079	23,431,734	0.03%	0.00%	43.55%
Fidelity VIP International Index Initial Class
2024	$13.78	2,784,248	$38,353,301	3.32%	0.00%	5.11%
2023	13.11	1,776,787	23,286,420	3.55%	0.00%	16.16%
2022	11.28	830,276	9,367,983	2.97%	0.00%	(16.02)%
01/08/2021 - 12/31/2021	13.43	330,515	4,440,463	7.07%	0.00%	3.92%

SA-83

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP International Index Service Class 2
2024	$13.75	471,263	$6,478,335	3.02%	0.00%	4.82%
2023	13.11	313,608	4,112,784	3.02%	0.00%	15.88%
2022	11.32	151,323	1,712,573	2.90%	0.00%	(16.21)%
2021	13.51	64,244	867,740	4.17%	0.00%	7.48%
2020	12.57	15,287	192,121	2.38%	0.00%	10.34%
Fidelity VIP Mid Cap Initial Class
2024	$19.36	338,755	$6,557,306	0.60%	0.00%	17.49%
2023	16.48	254,882	4,199,230	0.74%	0.00%	15.08%
2022	14.32	169,146	2,421,640	0.64%	0.00%	(14.74)%
2021	16.79	102,531	1,721,770	0.94%	0.00%	25.60%
01/09/2020 - 12/31/2020	13.37	41,645	556,783	0.81%	0.00%	18.23%
Fidelity VIP Mid Cap Service Class 2
2024	$56.51	949,373	$53,648,061	0.32%	0.00%	17.18%
2023	48.23	920,151	44,375,095	0.40%	0.00%	14.80%
2022	42.01	906,703	38,088,746	0.27%	0.00%	(14.97)%
2021	49.40	914,255	45,165,901	0.37%	0.00%	25.31%
2020	39.42	961,905	37,923,043	0.40%	0.00%	17.87%
Fidelity VIP Total Market Index Initial Class
2024	$20.40	5,966,775	$121,701,126	1.48%	0.00%	23.69%
2023	16.49	3,874,765	63,893,396	1.25%	0.00%	26.07%
2022	13.08	2,543,208	33,264,322	1.89%	0.00%	(19.22)%
01/08/2021 - 12/31/2021	16.19	889,753	14,406,226	3.73%	0.00%	22.81%
Fidelity VIP Total Market Index Service Class 2
2024	$21.42	604,726	$12,951,013	1.21%	0.00%	23.38%
2023	17.36	386,367	6,706,432	1.01%	0.00%	25.71%
2022	13.81	226,084	3,121,803	1.37%	0.00%	(19.41)%
2021	17.13	130,356	2,233,548	1.50%	0.00%	25.38%
01/07/2020 - 12/31/2020	13.67	20,080	274,414	3.14%	0.00%	19.77%
Fidelity VIP Value Strategies Service Class 2
2024	$48.94	361,741	$17,704,998	0.89%	0.00%	9.16%
2023	44.84	286,340	12,838,436	0.88%	0.00%	20.61%
2022	37.18	328,243	12,202,623	0.93%	0.00%	(7.35)%
2021	40.12	293,299	11,768,353	1.33%	0.00%	33.34%
2020	30.09	221,860	6,676,066	1.08%	0.00%	8.02%
Templeton Foreign VIP Class 1
2024	$13.17	85,990	$1,132,438	2.43%	0.00%	(0.79)%
2023	13.27	67,727	899,065	3.29%	0.00%	21.09%
2022	10.96	56,077	614,757	3.26%	0.00%	(7.39)%
2021	11.84	35,569	421,025	1.77%	0.00%	4.44%
01/27/2020 - 12/31/2020	11.33	13,918	157,744	3.16%	0.00%	1.95%
Templeton Foreign VIP Class 2
2024	$15.18	1,197,983	$18,183,547	2.35%	0.00%	(1.00)%
2023	15.33	1,263,062	19,364,503	3.22%	0.00%	20.76%
2022	12.70	1,400,234	17,777,563	3.02%	0.00%	(7.61)%
2021	13.74	1,686,933	23,180,484	1.88%	0.00%	4.16%
2020	13.19	1,726,026	22,770,787	3.38%	0.00%	(1.16)%
Templeton Global Bond VIP Class 1
2024	$8.01	118,273	$947,500	0.00%	0.00%	(11.13)%
2023	9.01	57,537	518,647	0.00%	0.00%	3.19%
2022	8.74	36,762	321,127	0.00%	0.00%	(4.85)%
2021	9.18	23,537	216,072	0.00%	0.00%	(4.62)%
2020	9.63	9,809	94,414	7.63%	0.00%	(5.07)%
Templeton Global Bond VIP Class 2
2024	$10.09	1,967,675	$19,860,944	0.00%	0.00%	(11.37)%
2023	11.39	1,937,934	22,070,300	0.00%	0.00%	2.88%
2022	11.07	1,969,071	21,796,156	0.00%	0.00%	(4.95)%
2021	11.65	2,172,036	25,295,073	0.00%	0.00%	(4.99)%
2020	12.26	2,329,588	28,555,604	8.34%	0.00%	(5.28)%
Goldman Sachs VIT Multi-Strategy Alternatives Institutional Shares
2024	$10.59	7,479	$79,176	3.40%	0.00%	3.64%
03/06/2023 - 12/31/2023	10.21	5,008	51,157	8.26%	0.00%	6.10%

SA-84

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Janus Henderson Enterprise Institutional Shares
2024	$17.46	80,870	$1,412,251	0.74%	0.00%	15.61%
2023	15.11	55,021	831,125	0.20%	0.00%	18.07%
2022	12.79	36,682	469,295	0.19%	0.00%	(15.94)%
2021	15.22	16,513	251,331	0.28%	0.00%	16.83%
2020	13.03	7,943	103,470	0.06%	0.00%	19.47%
Janus Henderson Enterprise Service Shares
2024	$60.36	770,380	$46,500,125	0.62%	0.00%	15.32%
2023	52.34	612,801	32,074,257	0.08%	0.00%	17.78%
2022	44.44	722,444	32,106,111	0.08%	0.00%	(16.15)%
2021	53.00	748,043	39,646,452	0.24%	0.00%	16.54%
2020	45.48	826,116	37,569,643	0.00%	0.00%	19.18%
Janus Henderson Mid Cap Value Institutional Shares (4)
12/05/2024 - 12/31/2024	$18.55	13	$246	6.40%	0.00%	(5.49)%
Janus Henderson Overseas Institutional Shares
2024	$16.94	117,574	$1,991,773	1.51%	0.00%	5.84%
2023	16.01	80,459	1,287,869	1.66%	0.00%	10.87%
2022	14.44	43,658	630,271	1.93%	0.00%	(8.60)%
2021	15.80	33,503	529,214	2.46%	0.00%	13.58%
02/28/2020 - 12/31/2020	13.91	1,548	21,529	2.22%	0.00%	29.70%
Janus Henderson Overseas Service Shares
2024	$16.48	1,907,400	$31,439,007	1.34%	0.00%	5.58%
2023	15.61	1,739,316	27,154,051	1.44%	0.00%	10.58%
2022	14.12	1,769,088	24,975,436	1.69%	0.00%	(8.84)%
2021	15.49	1,798,949	27,858,471	1.10%	0.00%	13.29%
2020	13.67	1,354,016	18,508,941	1.22%	0.00%	16.02%
Lazard Retirement Global Dynamic Multi-Asset Investor Shares
2024	$12.19	27,195	$331,404	0.00%	0.00%	8.65%
2023	11.22	25,889	290,382	0.00%	0.00%	11.06%
2022	10.10	24,562	248,052	0.24%	0.00%	(17.28)%
03/16/2021 - 12/31/2021	12.21	20,914	255,342	4.24%	0.00%	11.09%
Lazard Retirement Global Dynamic Multi-Asset Service Shares
2024	$15.58	95,165	$1,482,612	0.00%	0.00%	8.60%
2023	14.35	99,866	1,432,685	0.00%	0.00%	10.81%
2022	12.95	105,258	1,362,686	0.08%	0.00%	(17.38)%
2021	15.67	107,169	1,679,197	2.75%	0.00%	11.94%
2020	14.00	107,429	1,503,771	0.61%	0.00%	0.81%
Lazard Retirement International Equity Service Shares
2024	$12.51	172,221	$2,153,842	3.07%	0.00%	5.63%
2023	11.84	223,556	2,646,945	1.30%	0.00%	15.88%
2022	10.22	221,020	2,258,317	3.82%	0.00%	(15.01)%
2021	12.02	180,005	2,164,035	0.99%	0.00%	5.83%
2020	11.36	153,907	1,748,302	2.40%	0.00%	8.24%
ClearBridge Variable Growth - Class I
2024	$15.33	31,217	$478,590	0.10%	0.00%	12.80%
2023	13.59	27,080	368,072	0.31%	0.00%	24.42%
2022	10.92	24,976	272,831	0.52%	0.00%	(26.41)%
2021	14.84	9,297	138,013	0.16%	0.00%	10.30%
01/21/2020 - 12/31/2020	13.46	3,395	45,692	2.65%	0.00%	14.99%
ClearBridge Variable Mid-Cap - Class I
2024	$15.42	189,484	$2,921,995	0.68%	0.00%	10.01%
2023	14.02	144,206	2,021,493	0.14%	0.00%	12.92%
2022	12.41	127,333	1,580,762	0.49%	0.00%	(25.31)%
2021	16.62	52,664	875,379	0.02%	0.00%	28.71%
01/07/2020 - 12/31/2020	12.91	5,857	75,643	0.59%	0.00%	15.05%
ClearBridge Variable Mid Cap - Class II
2024	$34.36	439,739	$15,109,734	0.38%	0.00%	9.73%
2023	31.31	426,162	13,344,738	0.02%	0.00%	12.62%
2022	27.81	452,756	12,588,974	0.10%	0.00%	(25.50)%
2021	37.32	452,923	16,904,958	0.03%	0.00%	28.39%
2020	29.07	489,764	14,238,324	0.03%	0.00%	15.10%

SA-85

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
ClearBridge Variable Small Cap Growth - Class I
2024	$15.23	139,657	$2,126,477	0.00%	0.00%	4.50%
2023	14.57	115,008	1,675,731	0.00%	0.00%	8.40%
2022	13.44	58,177	781,961	0.00%	0.00%	(28.85)%
05/20/2021 - 12/31/2021	18.89	22,077	417,031	0.00%	0.00%	6.78%
Western Asset Variable Global High Yield Bond - Class I
2024	$11.36	159,019	$1,805,889	7.70%	0.00%	7.06%
2023	10.61	52,705	559,065	11.20%	0.00%	10.26%
09/01/2022 - 12/31/2022	9.62	752	7,237	See Note (5)	0.00%	1.17%
Western Asset Variable Global High Yield Bond - Class II
2024	$13.59	63,225	$859,388	6.62%	0.00%	6.70%
2023	12.74	53,262	678,524	4.86%	0.00%	9.96%
2022	11.59	63,180	731,994	6.77%	0.00%	(13.87)%
2021	13.45	59,194	796,217	4.69%	0.00%	1.04%
2020	13.31	51,140	680,779	4.58%	0.00%	7.12%
LVIP American Century Inflation Protection Standard Class II
2024	$10.67	188	$2,011	0.76%	0.00%	1.82%
2023	10.48	2,805	29,402	3.85%	0.00%	3.60%
11/22/2022 - 12/31/2022	10.12	1,670	16,897	0.00%	0.00%	0.21%
LVIP American Century MidCap Value Standard Class II
2024	$16.38	157,479	$2,579,094	2.62%	0.00%	8.73%
2023	15.06	136,941	2,062,695	2.36%	0.00%	6.13%
2022	14.19	88,547	1,256,669	2.33%	0.00%	(1.19)%
2021	14.36	49,027	704,195	1.44%	0.00%	23.20%
2020	11.66	14,722	171,630	2.20%	0.00%	1.21%
LVIP American Century MidCap Value Service Class
2024	$34.22	1,259,678	$43,104,877	2.41%	0.00%	8.52%
2023	31.53	1,329,129	41,909,060	2.17%	0.00%	6.03%
2022	29.74	1,331,319	39,592,203	2.10%	0.00%	(1.38)%
2021	30.16	1,379,498	41,601,148	1.02%	0.00%	23.02%
2020	24.51	1,473,310	36,117,545	1.69%	0.00%	1.11%
Lord Abbett Bond Debenture Class VC
2024	$14.58	2,051,151	$29,908,106	5.99%	0.00%	6.72%
2023	13.66	1,856,434	25,364,737	5.54%	0.00%	6.55%
2022	12.82	1,647,692	21,128,277	4.62%	0.00%	(12.80)%
2021	14.71	1,714,906	25,218,575	3.18%	0.00%	3.28%
2020	14.24	1,615,840	23,007,706	4.09%	0.00%	7.30%
Lord Abbett Developing Growth Class VC
2024	$36.81	377,891	$13,910,287	0.15%	0.00%	22.18%
2023	30.13	423,997	12,774,278	0.00%	0.00%	8.17%
2022	27.85	473,624	13,191,514	0.00%	0.00%	(35.98)%
2021	43.51	541,014	23,538,126	0.00%	0.00%	(2.75)%
2020	44.74	994,259	44,479,268	0.00%	0.00%	72.60%
Lord Abbett Fundamental Equity Class VC
2024	$35.08	222,141	$7,791,710	0.73%	0.00%	16.65%
2023	30.07	229,035	6,886,937	0.59%	0.00%	14.63%
2022	26.23	237,945	6,241,468	1.10%	0.00%	(11.98)%
2021	29.80	243,177	7,247,089	0.87%	0.00%	27.31%
2020	23.41	249,608	5,842,896	1.27%	0.00%	1.77%
Lord Abbett Total Return Class VC
2024	$11.98	8,416,317	$100,790,656	5.03%	0.00%	2.66%
2023	11.67	7,262,675	84,723,479	4.57%	0.00%	6.34%
2022	10.97	7,200,099	78,988,980	3.27%	0.00%	(14.05)%
2021	12.76	5,425,740	69,251,584	2.08%	0.00%	(0.24)%
2020	12.79	4,694,892	60,070,342	2.44%	0.00%	7.43%
M Capital Appreciation
2024	$163.12	458,704	$74,825,942	2.02%	0.00%	9.94%
2023	148.37	552,842	82,025,733	0.46%	0.00%	23.56%
2022	120.08	538,829	64,703,779	0.00%	0.00%	(18.14)%
2021	146.69	537,901	78,904,888	0.00%	0.00%	17.74%
2020	124.59	566,253	70,550,131	0.00%	0.00%	17.73%

SA-86

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
M International Equity
2024	$47.76	2,188,481	$104,523,929	3.02%	0.00%	3.96%
2023	45.94	1,946,177	89,413,718	3.18%	0.00%	16.00%
2022	39.60	1,854,090	73,430,733	2.72%	0.00%	(14.16)%
2021	46.14	1,894,291	87,396,067	2.48%	0.00%	11.05%
2020	41.55	1,853,817	77,020,686	1.81%	0.00%	8.90%
M Large Cap Growth
2024	$156.02	649,633	$101,355,814	0.00%	0.00%	25.50%
2023	124.32	667,817	83,023,210	0.00%	0.00%	32.04%
2022	94.16	677,928	63,830,638	0.00%	0.00%	(25.41)%
2021	126.23	672,284	84,862,759	0.00%	0.00%	21.49%
2020	103.90	682,386	70,898,715	0.00%	0.00%	28.89%
M Large Cap Value
2024	$53.03	996,187	$52,831,206	1.98%	0.00%	18.63%
2023	44.71	966,442	43,205,538	2.22%	0.00%	7.60%
2022	41.55	992,337	41,227,881	2.06%	0.00%	(1.45)%
2021	42.16	986,020	41,568,299	1.70%	0.00%	30.01%
2020	32.43	891,099	28,895,941	2.08%	0.00%	(3.16)%
MFS Blended Research Small Cap Equity - Initial Class
2024	$18.51	2,991	$55,354	1.05%	0.00%	4.95%
2023	17.63	2,321	40,927	1.01%	0.00%	18.96%
02/23/2022 - 12/31/2022	14.82	393	5,832	0.40%	0.00%	(10.17)%
MFS Global Real Estate - Initial Class
01/01/2024-11/06/2024(6)	$13.72	-	$-	2.53%	0.00%	2.46%
2023	13.39	2,915	39,029	0.91%	0.00%	11.46%
11/22/2022 - 12/31/2022	12.01	1,925	23,126	0.00%	0.00%	(1.92)%
MFS Government Securities - Initial Class
2024	$9.10	8,035	$73,117	3.84%	0.00%	0.77%
2023	9.03	7,306	65,975	2.18%	0.00%	4.15%
2022	8.67	40	348	0.17%	0.00%	(12.26)%
05/19/2021 - 12/31/2021	9.88	3,691	36,471	3.60%	0.00%	0.38%
MFS New Discovery Series - Initial Class
2024	$14.39	195,753	$2,816,912	0.00%	0.00%	6.72%
2023	13.48	142,599	1,922,741	0.00%	0.00%	14.41%
2022	11.79	116,661	1,374,861	0.00%	0.00%	(29.76)%
2021	16.78	77,203	1,295,288	0.00%	0.00%	1.80%
2020	16.48	21,541	355,012	0.00%	0.00%	45.89%
MFS New Discovery Series - Service Class
2024	$42.41	837,010	$35,496,906	0.00%	0.00%	6.44%
2023	39.84	570,731	22,740,719	0.00%	0.00%	14.25%
2022	34.87	583,823	20,360,331	0.00%	0.00%	(29.99)%
2021	49.82	667,183	33,236,695	0.00%	0.00%	1.57%
2020	49.05	606,632	29,752,274	0.00%	0.00%	45.58%
MFS Research International - Initial Class
2024	$14.42	784	$11,307	2.04%	0.00%	3.09%
2023	13.99	5,534	77,423	1.14%	0.00%	13.01%
09/29/2022 - 12/31/2022	12.38	3,014	37,313	0.00%	0.00%	15.27%
MFS Total Return Series - Initial Class
2024	$14.59	113,203	$1,651,085	2.58%	0.00%	7.75%
2023	13.54	96,669	1,308,497	2.07%	0.00%	10.44%
2022	12.26	82,080	1,005,966	1.91%	0.00%	(9.58)%
2021	13.55	57,707	782,213	1.50%	0.00%	14.12%
01/08/2020 - 12/31/2020	11.88	22,457	266,752	3.11%	0.00%	9.59%
MFS Utilities Series - Initial Class
2024	$14.28	12,440	$177,701	2.33%	0.00%	11.66%
2023	12.79	10,104	129,255	3.57%	0.00%	(2.11)%
2022	13.07	6,896	90,123	3.03%	0.00%	0.76%
2021	12.97	3,153	40,899	1.66%	0.00%	14.09%
02/24/2020 - 12/31/2020	11.37	1,839	20,910	3.15%	0.00%	0.39%

SA-87

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
MFS Utilities Series - Service Class
2024	$30.55	489,509	$14,956,259	2.08%	0.00%	11.34%
2023	27.44	508,647	13,957,580	3.24%	0.00%	(2.33)%
2022	28.10	579,708	16,287,049	2.24%	0.00%	0.48%
2021	27.96	557,262	15,581,825	1.53%	0.00%	13.82%
2020	24.57	558,416	13,717,885	2.18%	0.00%	5.62%
MFS Value Series - Initial Class
2024	$16.56	421,417	$6,979,509	1.65%	0.00%	11.61%
2023	14.84	380,150	5,640,992	1.72%	0.00%	7.93%
2022	13.75	267,243	3,674,149	1.51%	0.00%	(5.91)%
2021	14.61	164,655	2,405,870	1.84%	0.00%	25.45%
2020	11.65	36,938	430,224	1.74%	0.00%	3.48%
MFS Value Series - Service Class
2024	$21.90	1,496,529	$32,774,215	1.44%	0.00%	11.35%
2023	19.67	1,540,197	30,291,187	1.44%	0.00%	7.63%
2022	18.27	1,531,545	27,984,916	1.16%	0.00%	(6.14)%
2021	19.47	1,734,171	33,761,284	1.14%	0.00%	25.16%
2020	15.56	1,750,462	27,228,478	1.31%	0.00%	3.22%
Neuberger Berman Sustainable Equity Class I
2024	$39.38	155,511	$6,123,789	0.27%	0.00%	25.84%
2023	31.29	73,693	2,305,992	0.35%	0.00%	26.90%
2022	24.66	61,513	1,516,850	0.42%	0.00%	(18.45)%
2021	30.24	70,149	2,121,192	0.39%	0.00%	23.48%
2020	24.49	31,392	768,762	0.65%	0.00%	19.56%
PIMCO CommodityRealReturn Strategy - Institutional Class
2024	$19.34	1,469	$28,423	2.44%	0.00%	4.34%
2023	18.54	888	16,464	17.71%	0.00%	(7.74)%
12/20/2022 - 12/31/2022	20.09	382	7,670	0.00%	0.00%	0.88%
PIMCO Global Managed Asset Allocation - Advisor Class
2024	$16.76	451,881	$7,571,668	3.46%	0.00%	10.75%
2023	15.13	445,261	6,736,285	2.22%	0.00%	12.85%
2022	13.41	449,370	6,024,403	1.92%	0.00%	(18.40)%
2021	16.43	458,217	7,527,894	2.34%	0.00%	12.60%
2020	14.59	500,806	7,306,765	7.86%	0.00%	16.71%
PIMCO Global Managed Asset Allocation - Institutional Class
2024	$14.60	5,670	$82,806	2.96%	0.00%	11.13%
2023	13.14	13,757	180,783	2.60%	0.00%	13.12%
2022	11.62	12,066	140,165	2.28%	0.00%	(18.17)%
2021	14.20	8,956	127,149	2.17%	0.00%	12.77%
03/31/2020 - 12/31/2020	12.59	1,244	15,665	5.99%	0.00%	35.99%
PIMCO Income - Administrative Class
2024	$12.55	3,799,726	$47,699,174	5.77%	0.00%	5.42%
2023	11.91	914,741	10,892,700	5.18%	0.00%	8.27%
2022	11.00	1,261,667	13,876,684	3.93%	0.00%	(7.69)%
2021	11.92	481,383	5,735,954	2.90%	0.00%	2.00%
2020	11.68	365,721	4,272,481	4.62%	0.00%	6.52%
PIMCO Long-Term U.S. Government - Institutional Class (4)
07/16/2024 - 12/31/2024	$10.29	21,818	$224,398	2.94%	0.00%	(4.18)%
Royce Micro-Cap Service Class
2024	$24.97	166,319	$4,152,393	0.00%	0.00%	13.28%
2023	22.04	174,245	3,840,272	0.00%	0.00%	18.56%
2022	18.59	184,500	3,429,781	0.00%	0.00%	(22.65)%
2021	24.03	287,104	6,900,010	0.00%	0.00%	29.52%
2020	18.56	154,444	2,865,750	0.00%	0.00%	23.55%
T. Rowe Price Blue Chip Growth - I
2024	$21.73	1,061,249	$23,063,699	0.00%	0.00%	35.51%
2023	16.04	831,469	13,334,601	0.00%	0.00%	49.29%
2022	10.74	608,082	6,532,340	0.00%	0.00%	(38.50)%
2021	17.47	358,337	6,259,460	0.00%	0.00%	17.62%
2020	14.85	133,197	1,978,125	0.00%	0.00%	34.28%

SA-88

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
T. Rowe Price Blue Chip Growth - II
2024	$88.19	2,378,852	$209,796,513	0.00%	0.00%	35.17%
2023	65.25	2,582,644	168,505,529	0.00%	0.00%	48.96%
2022	43.80	2,692,089	117,917,811	0.00%	0.00%	(38.66)%
2021	71.41	2,701,478	192,915,011	0.00%	0.00%	17.33%
2020	60.86	2,952,258	179,684,418	0.00%	0.00%	33.92%
T. Rowe Price Equity Income - I
2024	$17.11	468,541	$8,017,029	1.87%	0.00%	11.70%
2023	15.32	399,596	6,121,111	2.21%	0.00%	9.54%
2022	13.98	249,279	3,485,947	2.03%	0.00%	(3.34)%
2021	14.47	158,982	2,300,096	1.73%	0.00%	25.55%
2020	11.52	72,266	832,759	2.91%	0.00%	1.18%
T. Rowe Price Equity Income - II
2024	$40.00	2,447,085	$97,876,953	1.61%	0.00%	11.38%
2023	35.91	2,687,628	96,515,738	1.89%	0.00%	9.31%
2022	32.85	2,775,532	91,180,905	1.67%	0.00%	(3.59)%
2021	34.07	2,808,577	95,697,910	1.38%	0.00%	25.22%
2020	27.21	3,012,637	81,979,353	2.10%	0.00%	0.96%
VanEck VIP Global Resources Initial Class
2024	$23.86	1,106,562	$26,404,199	2.58%	0.00%	(2.83)%
2023	24.56	1,154,516	28,351,258	2.83%	0.00%	(3.58)%
2022	25.47	1,219,933	31,071,404	1.62%	0.00%	8.39%
2021	23.50	1,360,277	31,963,053	0.43%	0.00%	18.92%
2020	19.76	1,360,028	26,873,203	0.95%	0.00%	19.11%
Vanguard VIF Global Bond Index
2024	$10.48	103,886	$1,088,663	1.91%	0.00%	2.03%
05/17/2023 - 12/31/2023	10.27	26,827	275,531	0.00%	0.00%	3.39%
Vanguard VIF High Yield Bond
2024	$12.16	685,034	$8,328,858	5.15%	0.00%	6.45%
2023	11.42	478,424	5,464,440	3.68%	0.00%	11.67%
2022	10.23	251,818	2,575,713	4.12%	0.00%	(9.36)%
01/13/2021 - 12/31/2021	11.29	114,453	1,291,612	0.14%	0.00%	3.81%
Vanguard VIF Mid-Cap Index
2024	$16.80	3,228,673	$54,229,980	1.24%	0.00%	15.08%
2023	14.60	2,281,602	33,302,127	1.15%	0.00%	15.83%
2022	12.60	1,258,689	15,860,941	0.90%	0.00%	(18.82)%
2021	15.52	510,086	7,917,856	0.31%	0.00%	24.36%
2020	12.48	42,997	536,700	0.59%	0.00%	18.07%
Vanguard VIF Real Estate Index
2024	$11.45	957,809	$10,970,139	2.90%	0.00%	4.74%
2023	10.93	662,369	7,242,790	2.11%	0.00%	11.70%
2022	9.79	425,573	4,166,142	1.51%	0.00%	(26.30)%
2021	13.28	156,943	2,084,552	0.80%	0.00%	40.21%
02/03/2020 - 12/31/2020	9.47	22,735	215,375	0.29%	0.00%	(6.22)%
Vanguard VIF Total Bond Market Index
2024	$9.78	496,268	$4,851,782	2.71%	0.00%	1.24%
2023	9.66	175,943	1,698,993	1.58%	0.00%	5.58%
09/02/2022 - 12/31/2022	9.15	69,232	633,219	0.00%	0.00%	(2.37)%
Vanguard VIF Total Stock Market Index
2024	$21.61	54,063	$1,168,410	1.07%	0.00%	23.71%
2023	17.47	26,436	461,824	1.26%	0.00%	25.95%
09/01/2022 - 12/31/2022	13.87	2,000	27,744	0.00%	0.00%	(2.91)%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements). These ratios exclude those expenses, such as mortality and expense risk ("M&E") fees that are assessed against policyholder accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)	There are no policy fees or expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).

SA-89

(3)	Total returns reflect changes in unit values of the underlying portfolios and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)	Operations commenced or resumed during 2024 (See Note 1 in Notes to Financial Statements).

(5)	The annualized investment income ratio for the Western Asset Variable Global High Yield Bond - Class I Variable Account was 28.86%. The high investment income ratio was due to a large purchase received shortly before the annual investment income distribution in December 2022.

(6)	There has been no activity in the MFS Global Real Estate - Initial Class Variable Account since November 6, 2024.

SA-90

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account of Pacific Life Insurance Company (the "Separate Account") comprising the variable accounts listed in Appendix A, including the schedules of investments as of December 31, 2024, the related statements of operations and statements of changes in net assets for the periods indicated in Appendix A, and the related notes which include the financial highlights (collectively, the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2024, and the results of their operations and changes in their net assets for the periods indicated in Appendix A in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

March 12, 2025

We have served as the auditor of Pacific Select Exec Separate Account of Pacific Life Insurance Company since 1988.

SA-91

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
Bond Plus Class P	For the period December 27, 2024 (commencement of operations) through December 31, 2024
Core Income Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Core Income Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Diversified Bond Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Diversified Bond Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Floating Rate Income Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Floating Rate Income Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
High Yield Bond Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
High Yield Bond Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Inflation Managed Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Inflation Managed Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Intermediate Bond Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Managed Bond Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Managed Bond Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Short Duration Bond Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Short Duration Bond Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Emerging Markets Debt Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Emerging Markets Debt Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Dividend Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Dividend Growth Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Equity Index Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Equity Index Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Focused Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Growth Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Hedged Equity Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Large-Cap Core Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Large-Cap Core Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Large-Cap Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Large-Cap Growth Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Large-Cap Plus Bond Alpha Class P	For the period December 13, 2024 (commencement of operations) through December 31, 2024
Large-Cap Value Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Large-Cap Value Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Mid-Cap Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Mid-Cap Growth Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Mid-Cap Plus Bond Alpha Class I (formerly Mid-Cap Equity Class I)	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Mid-Cap Plus Bond Alpha Class P	For the period November 29, 2024 (commencement of operations) through December 31, 2024
Mid-Cap Value Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Mid-Cap Value Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
SA-92

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
QQQ® Plus Bond Alpha Class I	For the period November 4, 2024 (commencement of operations) through December 31, 2024
QQQ® Plus Bond Alpha Class P	For the period November 8, 2024 (commencement of operations) through December 31, 2024
Small-Cap Equity Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Small-Cap Equity Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Small-Cap Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Small-Cap Index Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Small-Cap Index Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Small-Cap Plus Bond Alpha Class P	For the period December 18, 2024 (commencement of operations) through December 31, 2024
Small-Cap Value Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Small-Cap Value Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Value Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Value Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Value Advantage Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Value Advantage Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Emerging Markets Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Emerging Markets Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
International Equity Plus Bond Alpha Class I	For the period December 23, 2024 (commencement of operations) through December 31, 2024
International Equity Plus Bond Alpha Class P	For the period December 26, 2024 (commencement of operations) through December 31, 2024
International Growth Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
International Large-Cap Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
International Large-Cap Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
International Small-Cap Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
International Small-Cap Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
International Value Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Health Sciences Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Health Sciences Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Real Estate Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Real Estate Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Technology Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Technology Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
ESG Diversified Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
ESG Diversified Growth Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PSF Avantis Balanced Allocation Class D	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PSF Avantis Balanced Allocation Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Pacific Dynamix - Conservative Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Pacific Dynamix - Conservative Growth Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Pacific Dynamix - Moderate Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Pacific Dynamix - Moderate Growth Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Pacific Dynamix - Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

SA-93

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
Pacific Dynamix - Growth Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Pacific Dynamix - Aggressive Growth Class I	For the period July 5, 2024 (commencement of operations) through December 31, 2024
Pacific Dynamix - Aggressive Growth Class P	For the period June 24, 2024 (commencement of operations) through December 31, 2024
Portfolio Optimization Conservative Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Portfolio Optimization Conservative Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Portfolio Optimization Moderate-Conservative Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Portfolio Optimization Moderate-Conservative Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Portfolio Optimization Moderate Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Portfolio Optimization Moderate Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Portfolio Optimization Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Portfolio Optimization Growth Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Portfolio Optimization Aggressive-Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Portfolio Optimization Aggressive-Growth Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. Discovery Mid Cap Growth Series I	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period January 20, 2023 (commencement of operations) to December 31, 2023
Invesco® V.I. EQV International Equity Series I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. EQV International Equity Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. Global Series I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. Global Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. Main Street Small Cap Fund® Series I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS American High-Income Trust Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Asset Allocation Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Asset Allocation Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Capital World Bond Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Growth Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Growth Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Growth-Income Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Growth-Income Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS International Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS New World Fund® Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
BlackRock® 60/40 Target Allocation ETF V.I. Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
BlackRock® Basic Value V.I. Class III	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
BlackRock® Global Allocation V.I. Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
BlackRock® Global Allocation V.I. Class III	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
BNY Mellon VIF Appreciation Service Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
DFA VA International Small Institutional Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
DFA VA International Value Institutional Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
DFA VA Short-Term Fixed Institutional Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

SA-94

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
DFA VA US Large Value Institutional Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
DFA VA US Targeted Value Institutional Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Bond Index Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Bond Index Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Contrafund® Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Contrafund® Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Freedom 2010 Portfolio℠ Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Freedom 2015 Portfolio℠ Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Freedom 2020 Portfolio℠ Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Freedom 2025 Portfolio℠ Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Freedom 2025 Portfolio℠ Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Freedom 2030 Portfolio℠ Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Freedom 2030 Portfolio℠ Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Freedom 2035 Portfolio℠ Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Freedom 2035 Portfolio℠ Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Freedom 2040 Portfolio℠ Initial Class	For the period March 12, 2024 (commencement of operations) through December 31, 2024
Fidelity® VIP Freedom 2045 Portfolio℠ Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Freedom 2045 Portfolio℠ Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Freedom 2050 Portfolio℠ Initial Class	For the period March 12, 2024 (commencement of operations) through December 31, 2024
Fidelity® VIP Freedom 2055 Portfolio℠ Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Freedom 2065 Portfolio℠ Initial Class	For the period March 12, 2024 (commencement of operations) through December 31, 2024
Fidelity® VIP Freedom Income Portfolio℠ Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Freedom Income Portfolio℠ Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Government Money Market Service Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Growth Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Growth Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP International Index Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP International Index Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Mid Cap Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Mid Cap Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Total Market Index Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Total Market Index Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

SA-95

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
Fidelity® VIP Value Strategies Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Templeton Foreign VIP Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Templeton Foreign VIP Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Templeton Global Bond VIP Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Templeton Global Bond VIP Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Goldman Sachs VIT Multi-Strategy Alternatives Institutional Shares	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period March 6, 2023 to (commencement of operations) December 31, 2023
Janus Henderson Enterprise Institutional Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Janus Henderson Enterprise Service Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Janus Henderson Mid Cap Value Institutional Shares	For the period December 5, 2024 (commencement of operations) through December 31, 2024
Janus Henderson Overseas Institutional Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Janus Henderson Overseas Service Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Lazard Retirement Global Dynamic Multi-Asset Investor Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Lazard Retirement Global Dynamic Multi-Asset Service Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Lazard Retirement International Equity Service Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
ClearBridge Variable Growth - Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
ClearBridge Variable Mid Cap - Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
ClearBridge Variable Mid Cap - Class II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
ClearBridge Variable Small Cap Growth - Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Western Asset Variable Global High Yield Bond - Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Western Asset Variable Global High Yield Bond - Class II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP American Century Inflation Protection Standard Class II (formerly American Century Inflation Protection Class I)	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP American Century MidCap Value Standard Class II (formerly American Century VP MidCap Value Class I)	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP American Century MidCap Value Service Class (formerly American Century VP MidCap Value Class II)	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Lord Abbett Bond Debenture Class VC	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Lord Abbett Developing Growth Class VC	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Lord Abbett Fundamental Equity Class VC	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Lord Abbett Total Return Class VC	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
M Capital Appreciation	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
M International Equity	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
M Large Cap Growth	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
M Large Cap Value	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® Blended Research® Small Cap Equity - Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
SA-96

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
MFS Global Real Estate - Initial Class	For the period ended January 1, 2024 to November 6, 2024	For the period ended January 1, 2024 to November 6, 2024 and for the year ended December 31, 2023
MFS® Government Securities - Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® New Discovery Series - Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® New Discovery Series - Service Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® Research International - Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® Total Return Series - Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® Utilities Series - Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® Utilities Series - Service Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® Value Series - Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® Value Series - Service Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Neuberger Berman Sustainable Equity Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PIMCO CommodityRealReturn® Strategy - Institutional Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PIMCO Global Managed Asset Allocation - Advisor Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PIMCO Global Managed Asset Allocation - Institutional Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PIMCO Income - Administrative Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PIMCO Long-Term U.S. Government - Institutional Class	For the period July 16, 2024 (commencement of operations) through December 31, 2024
Royce Micro-Cap Service Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
T. Rowe Price Blue Chip Growth - I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
T. Rowe Price Blue Chip Growth - II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
T. Rowe Price Equity Income - I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
T. Rowe Price Equity Income - II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
VanEck VIP Global Resources Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Vanguard® VIF Global Bond Index	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period May 17, 2023 (commencement of operations) to December 31, 2023
Vanguard® VIF High Yield Bond	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Vanguard® VIF Mid-Cap Index	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Vanguard® VIF Real Estate Index	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Vanguard® VIF Total Bond Market Index	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Vanguard® VIF Total Stock Market Index	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

SA-97

PACIFIC LIFE INSURANCE COMPANY

Financial Statements - Statutory Basis

as of December 31, 2024 and 2023 and

for the years ended December 31, 2024, 2023 and 2022,

Supplemental Schedule of Selected Financial Data

as of and for the year ended December 31, 2024,

Supplemental Summary Investment Schedule,

Supplemental Schedule of Investment Risk Interrogatories,

and Supplemental Schedule of Reinsurance Disclosures

as of December 31, 2024

and Independent Auditor's Report

INDEPENDENT AUDITOR'S REPORT

Pacific Life Insurance Company:

Opinions

We have audited the statutory-basis financial statements of Pacific Life Insurance Company (the "Company"), which comprise the statements of admitted assets, liabilities, and capital and surplus - statutory basis as of December 31, 2024 and 2023, and the related statements of operations - statutory basis, capital and surplus - statutory basis, and cash flows - statutory basis for each of the three years in the period ended December 31, 2024, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance as described in Note 1.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Nebraska Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Nebraska Department of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error. In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.
•	Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.
•	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.
•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2024 audit was conducted for the purpose of forming an opinion on the 2024 statutory-basis financial statements as a whole. The supplemental schedule of selected financial data, the supplemental summary investment schedule, the supplemental schedule of investment risk interrogatories, and the supplemental schedule of reinsurance disclosures as of and for the year ended December 31, 2024 are presented for purposes of additional analysis and are not a required part of the 2024 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2024 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2024 statutory-basis financial statements as a whole.

/s/ Deloitte & Touche LLP

Costa Mesa, California

March 17, 2025

Pacific Life Insurance Company

S T A T E M E N T S   O F   A D M I T T E D   A S S E T S,

L I A B I L I T I E S   A N D   C A P I T A L   A N D   S U R P L U S - S T A T U T O R Y   B A S I S

	December 31,
(In Millions, except share data)	2024	2023
ADMITTED ASSETS
Bonds	$82,251	$76,921
Preferred stocks	1	1
Common stocks	755	687
Mortgage loans	19,596	18,648
Real estate	70	120
Cash, cash equivalents and short-term investments	2,864	3,018
Contract loans	8,527	8,187
Derivatives	3,209	2,530
Securities lending reinvested collateral assets	1,793	3,096
Other invested assets	13,563	10,710
Investment income due and accrued	945	957
Net deferred tax asset	1,009	746
Other assets	2,516	2,038
Separate account assets	72,114	65,576

TOTAL ADMITTED ASSETS	$209,213	$193,235

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
Aggregate reserves	$73,036	$72,346
Liability for deposit-type contracts	28,797	22,005
Transfers to separate accounts due or accrued, net	(467)	(492)
Funds held under coinsurance	13,259	11,620
Other liabilities	8,275	8,965
Asset valuation reserve	2,050	1,423
Separate account liabilities	72,114	65,576
TOTAL LIABILITIES	197,064	181,443
Capital and Surplus:
Common stock - $50 par value; 600,000 shares authorized, issued and outstanding	30	30
Paid-in surplus	2,536	2,536
Other surplus adjustments	80	83
Special surplus adjustments	491	231
Unassigned surplus	7,557	7,457
Surplus notes	1,455	1,455
TOTAL CAPITAL AND SURPLUS	12,149	11,792

TOTAL LIABILITIES AND CAPITAL AND SURPLUS	$209,213	$193,235

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S   O F   O P E R A T I O N S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Millions)	2024	2023	2022
REVENUES
Premiums and annuity considerations	$13,678	$3,955	$14,298
Net investment income	3,946	3,818	3,401
Reserve adjustments on reinsurance ceded	(1,023)	(526)	(450)
Separate account fees	1,406	1,329	1,324
Other income	394	169	157
TOTAL REVENUES	18,401	8,745	18,730

BENEFITS AND EXPENSES
Current and future policy benefits	16,624	7,702	15,322
Commission expense	1,563	1,078	1,057
Operating expenses	1,787	1,177	1,210
TOTAL BENEFITS AND EXPENSES	19,974	9,957	17,589

NET GAIN (LOSS) BEFORE FEDERAL INCOME TAXES	(1,573)	(1,212)	1,141
Federal income tax expense (benefit)	79	(26)	9

NET GAIN (LOSS) FROM OPERATIONS	(1,652)	(1,186)	1,132
Net realized capital gains (losses) less tax	1,830	1,237	(981)

NET INCOME	$178	$51	$151

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S   O F   C A P I T A L   A N D   S U R P L U S - S T A T U T O R Y   B A S I S

	Common	Paid-in	Other Surplus	Special Surplus	Unassigned	Surplus
(In Millions)	Stock	Surplus	Adjustments	Adjustments	Surplus	Notes	Total
BALANCES, JANUARY 1, 2022	$30	$1,836	$122	$—	$7,690	$1,675	$11,353
Net income (loss)				254	(103)		151
Change in net unrealized capital gains (losses) less tax				74	(247)		(173)
Change in net deferred income tax					204		204
Change in nonadmitted assets					(445)		(445)
Capital contribution from parent		700					700
Change in asset valuation reserve					30		30
Surplus contributed to separate accounts					(194)		(194)
Other changes in surplus in separate accounts					194		194
Other surplus adjustment for derivatives			(31)				(31)
Net change in surplus notes						(87)	(87)
BALANCES, DECEMBER 31, 2022	30	2,536	91	328	7,129	1,588	11,702
Net income (loss)				(108)	159		51
Change in net unrealized capital gains (losses) less tax				(32)	113		81
Change in net deferred income tax					94		94
Change in nonadmitted assets					233		233
Change in asset valuation reserve					(252)		(252)
Surplus contributed to separate accounts					(198)		(198)
Other changes in surplus in separate accounts					198		198
Other surplus adjustment for derivatives			(8)				(8)
Prior period adjustment				26	(5)		21
Net change in surplus notes						(133)	(133)
Other surplus adjustments				17	(14)		3
BALANCES, DECEMBER 31, 2023	30	2,536	83	231	7,457	1,455	11,792
Net income				6	172		178
Change in net unrealized capital gains less tax				176	294		470
Change in net deferred income tax					58		58
Change in nonadmitted assets					147		147
Change in asset valuation reserve					(627)		(627)
Surplus contributed to separate accounts					(120)		(120)
Other changes in surplus in separate accounts					120		120
Other surplus adjustment for derivatives			(3)				(3)
Reinsurance gain deferral					134		134
Other surplus adjustments				78	(78)		—
BALANCES, DECEMBER 31, 2024	$30	$2,536	$80	$491	$7,557	$1,455	$12,149

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S   O F   C A S H   F L O W S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Millions)	2024	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES
Premiums collected, net of reinsurance	$14,884	$15,354	$14,258
Net investment income	4,649	3,826	3,296
Other income	878	1,115	1,321
Benefits and loss related payments	(15,932)	(14,755)	(11,340)
Net transfers (to) from separate accounts	632	40	(285)
Commissions, expenses paid and other deductions	(3,397)	(2,304)	(2,190)
Dividends paid to policyholders	(8)	(8)	(8)
Federal income taxes recovered, net	26	4	358
NET CASH PROVIDED BY OPERATING ACTIVITIES	1,732	3,272	5,410

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
Bonds	12,064	6,211	8,369
Stocks	64	124	138
Mortgage loans	1,048	984	1,058
Other invested assets	6,351	5,634	2,998
Miscellaneous proceeds	4,050	2,705	2,182
Cost of investments acquired:
Bonds	(18,126)	(9,359)	(15,342)
Stocks	(72)	(66)	(182)
Mortgage loans	(2,344)	(790)	(4,183)
Other invested assets	(8,137)	(6,232)	(6,571)
Miscellaneous applications	(2,209)	(1,986)	(2,427)
Net increase in contract loans	(339)	(590)	(108)
NET CASH USED IN INVESTING ACTIVITIES	(7,650)	(3,365)	(14,068)
(Continued)
See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S   O F   C A S H   F L O W S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Millions)	2024	2023	2022
(Continued)
CASH FLOWS FROM FINANCING AND MISCELLANEOUS ACTIVITIES
Net deposits on deposit-type contracts	$6,557	$2,975	$7,180
Net change in surplus notes		(134)	(85)
Contribution from parent			700
Other cash provided (applied)	(793)	(618)	758
NET CASH PROVIDED BY FINANCING AND MISCELLANEOUS ACTIVITIES	5,764	2,223	8,553

Net change in cash, cash equivalents and short-term investments	(154)	2,130	(105)
Cash, cash equivalents and short-term investments, beginning of year	3,018	888	993

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$2,864	$3,018	$888

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	$81	$112	$111

SUPPLEMENTAL DISCLOSURES OF NON-CASH TRANSACTIONS
Bonds disposed and acquired	$828	$629	$947
Stocks disposed and acquired		184	515
Federal tax credits received	173	257	239
Bonds transferred to other invested assets		123	140
Bond interest in-kind received	38	1	2
Premiums received as asset in-kind and interest purchased and transferred to separate account	423
Reclassification from bonds to short-term investments	108
Reinsurance transaction	1,041	11,349
Asset transfer due to novation of reinsurance treaty	564
Assets in-kind received due to sale of Pacific Asset Management, LLC		169
Low income housing tax credit	50
Mortgage loan foreclosed and collateral directly contributed to affiliate	245
Other invested assets transferred to affiliated fund	95	1,043
Bond dividends received from Pacific Alliance Reinsurance Company of Vermont	49
Assets in-kind transferred to Pacific Life & Annuity Company		49

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S - S T A T U T O R Y   B A S I S

1.	NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

Pacific Life Insurance Company (Pacific Life or the Company) was established in 1868 and is domiciled in the State of Nebraska as a stock life insurance company. The Company is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a Nebraska mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate Delaware stock holding company.

The Company and its subsidiaries have primary business operations in the United States consisting of life insurance, annuities, and reinsurance. The Company provides life insurance products, individual annuities and mutual funds, and investment products and services to individuals and businesses.

BASIS OF PRESENTATION

The Company prepares its financial statements - statutory basis in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance (NE DOI). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the NE DOI. Prescribed statutory accounting practices include state laws and regulations. Additionally, the Director of the NE DOI has the right to permit other specific practices, which deviate from prescribed practices.

The NE DOI has approved a permitted accounting practice, effective January 1, 2022, allowing the Company to calculate the policy reserves for funding agreements based on a methodology that differs from the NAIC SAP. Policy reserves for funding agreements are calculated based on Statement of Statutory Accounting Principle (SSAP) No. 52, Deposit-Type Contracts, and the reserving methodologies in Appendices A-820 and A-822 which utilizes a reference rate in the valuation interest rate calculation based on an average of a historical twelve-month period ending on June 30 of the calendar year of issue or purchase. In the permitted practice, the Company utilizes a reference rate in the valuation interest rate calculation based on the day of the funding agreement issuance which results in a policy reserve less than or equal to the NAIC SAP policy reserve.

The following table reconciles the Company's net income for the years ended December 31, 2024, 2023 and 2022 and statutory capital and surplus as of December 31, 2024 and 2023 between NAIC SAP and practices prescribed or permitted by the NE DOI:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Net income, Nebraska basis	$178	$51	$151
State permitted practices that are an increase (decrease) from NAIC SAP
Change in policy reserves	(8)	21	20
Net income, NAIC SAP	$186	$30	$131

	December 31,
	2024	2023
	(In Millions)
Statutory capital and surplus, Nebraska basis	$12,149	$11,792
State permitted practices that are an increase from NAIC SAP
Change in policy reserves	29	37
Statutory capital and surplus, NAIC SAP	$12,120	$11,755

NAIC SAP and accounting practices prescribed or permitted by the NE DOI differ in certain respects from accounting principles generally accepted in the United States of America (U.S. GAAP), which in some cases may be material. See Note 2.

In October 2022, Pacific Life announced its agreement to sell its third-party credit asset management firm, Pacific Asset Management, LLC, (PAM), whose clients include Pacific Funds Series Trust, to Aristotle Capital Management, LLC and on April 17, 2023, Pacific Life completed the sale.

In September 2023, the Company signed an indemnity reinsurance agreement with Hannover Life Reassurance Company of America (Bermuda) LTD to cede risks under certain indexed universal life insurance policies issued by the Company. Upon inception of the agreement, the Company recognized a funds held under coinsurance balance and a reduction to aggregate reserves. See Note 9.

Effective September 2024, the Company entered into a coinsurance with funds withheld agreement to cede certain group annuities to Pacific Life Re Global Limited (RGBM). Upon inception of the agreement, the Company recognized additional funds held under coinsurance balance and a reduction to aggregate reserves. See Note 9.

The Company has evaluated events subsequent to December 31, 2024 through the date the financial statements - statutory basis were available to be issued and has concluded that no events have occurred that require adjustments to these financial statements - statutory basis.

USE OF ESTIMATES

The preparation of financial statements - statutory basis in conformity with accounting practices prescribed or permitted by regulatory authorities requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements - statutory basis and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ACCOUNTING CHANGES, CORRECTIONS OF ERRORS AND RECLASSIFICATIONS

In January 2024, the NAIC adopted Interpretation 23-04T, Scottish Re Life Reinsurance Liquidation Questions (INT 23-04T), which addresses accounting and reporting for reinsurance receivables from Scottish Re's estate including impairment analysis and admissibility of reinsurance recoverables. See Note 9.

Effective August 2023, the Company adopted revisions in Interpretation 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (INT 23-01) that provides amendments to SSAP No. 7, Asset Valuation Reserve and Interest Maintenance Reserve, and the annual statement instructions for the reporting of net negative (disallowed) Interest Maintenance Reserve (IMR) which provides optional, limited-time guidance allowing the admittance of net negative (disallowed) IMR up to 10% of adjusted capital and surplus. As detailed within the revisions, this change will be effective until December 31, 2025, and automatically nullified on January 1, 2026, but the effective date can be adjusted. Net negative (disallowed) IMR totaled $102 million and $18 million in aggregate as of December 31, 2024 and 2023, respectively, and was allocated between the General Account and insulated Separate Account. As of December 31, 2024 and 2023, negative IMR admitted in the General Account was $95 million and $17 million, respectively, and reported in other assets. As of December 31, 2024 and 2023, the amount of negative IMR in the insulated Separate Account was $7 million and $1 million, respectively. As of December 31, 2024 and 2023, the calculated adjusted capital and surplus totaled $10.9 billion and $11.0 billion, respectively. The percentage of admitted net negative (disallowed) IMR recognized in the adjusted capital and surplus was 0.94% and 0.17% as of December 31, 2024 and 2023, respectively (total includes admitted General and Separate Account balance). Unamortized gains and losses in the IMR related to derivatives recorded at fair value were $39 million and $36 million, respectively, as of December 31, 2024.

In September 2023, the NAIC issued Inflation Reduction Act - Corporate Alternative Minimum Tax Interpretation 23-03 (INT 23-03) which provides Corporate Alternative Minimum Tax (CAMT) reporting guidance effective for the year-end 2023 financial statements - statutory basis and periods thereafter. See Note 6.

Variable annuity contracts are subject to the Valuation Manual section VM-21 (VM-21). The Company determined a portion of the change in derivative fair value for derivatives hedging variable annuity guarantees that did not offset the designated portion of the VM-21 liability was not deferred during the year ended December 31, 2022. During 2023, the cumulative adjustment of $26 million was recorded as an increase to the deferred asset, net derivative losses from variable annuity hedge, reported in other assets and an increase of $21 million, net of tax, to unassigned surplus and corresponding reallocation to variable annuity hedge reported in special surplus adjustments. In Note 5, the adjustment to the deferred asset was included in the current year deferred recognition.

During 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of Accounting Standards Update 2020-04 Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting issued by the Financial Accounting Standards Board. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2024. The adoption of this standard did not have a material impact on the Company's financial statements - statutory basis.

FUTURE ADOPTION OF ACCOUNTING PRINCIPLES

During 2023, the NAIC adopted new statutory accounting principal revisions related to the principles-based bond project. These changes are primarily captured in amendments to SSAP No. 26 – Bonds and SSAP No. 43 – Loan-Backed and Structured Securities, which refine guidance for the principles-based bond project and are effective January 1, 2025.

INVESTMENTS AND DERIVATIVE INSTRUMENTS

Bonds not backed by other loans are generally stated at amortized cost using the effective interest method. Bonds, including loan-backed and structured securities (LBASS), with a NAIC designation of 6 are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual bonds that do not possess or no longer possess an effective call option shall be reported at fair value regardless of NAIC designation, otherwise reported at amortized cost.

LBASS are generally stated at amortized cost using the effective interest method. Income is determined considering anticipated cash flows based on industry prepayment models and internal estimates. These assumptions are consistent with the current interest rate and economic conditions at the time of valuation. For LBASS purchased with high credit quality and fixed interest rates, the effective yield is recalculated on a retrospective basis. For all other LBASS, including those where cash flows are deemed other than temporarily impaired, effective yield is recalculated on a prospective basis.

Preferred stocks are generally stated at amortized cost. Preferred stocks designated as low quality, lower quality and in or near default are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual preferred stocks are reported at fair value, not to exceed any current effective call price, with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

Investments in unaffiliated common stocks are valued at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

The Company has certain investments, including financial instruments, denominated in currencies other than the U.S. dollar. All assets and liabilities denominated in foreign currencies are remeasured at year end exchange rates, while revenue and expenses are measured at the transaction date and recorded in net unrealized capital gains (losses) less tax. The Company primarily uses foreign currency interest rate swaps to manage its foreign exchange risk.

Other than temporary impairment (OTTI) evaluation is a quantitative and qualitative process subject to significant estimates and management judgment. The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI. The Company has an investment impairment committee that reviews and evaluates investments for potential OTTI at least on a quarterly basis.

In determining whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: the extent and duration of the decline in value, the reasons for the decline (credit event, currency or interest rate related including spread widening), the Company’s inability or lack of intent to retain the investment for a period of time sufficient to recover the amortized cost basis and the performance of the security’s underlying collateral and projected future cash flows. In projecting future cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

The Company writes down all investments that are deemed to be other than temporarily impaired in the period the securities are deemed to be impaired. Investments in common stock, preferred stock, and bonds, except for LBASS, are written down to fair value. Investments in LBASS are written down to the present value of cash flows expected to be collected, discounted at the security's effective interest rate. Any investment that the Company intends to sell at a realized loss or would be required to sell at a realized loss prior to recovery is written down to fair value. The Company records OTTI in net realized capital gains (losses) less tax.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees, unamortized premiums and discounts and impairment losses. Mortgage loans on real estate do not include accrued interest, which is included in investment income due and accrued. The Company accrues interest income on impaired loans and bonds to the extent it is deemed collectible (delinquent less than 90 days) and the loans and bonds continue to perform under their original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis. The Company generally recognizes interest income on its impaired loans upon receipt.

Investment real estate is valued at the lower of depreciated cost or market, less related mortgage debt, cumulative write downs and valuation adjustments. Depreciation of investment real estate is computed using the straight line method over estimated useful lives, which range from 5 to 30 years. Real estate investments are evaluated for impairment based on the future estimated undiscounted cash flows expected to be received during the estimated holding period. When the future estimated undiscounted cash flows are less than the current carrying value of the property (gross cost less accumulated depreciation), the property is considered impaired and is written-down to its fair value through net realized capital gains (losses) less tax.

Short-term investments are stated at amortized cost and approximate fair value. Short-term investments include, but are not limited to, bonds and commercial paper whose maturities at the time of purchase were greater than three months and less than or equal to one year. Cash and cash equivalents are stated at amortized cost and approximate fair value. Cash and cash equivalents include money market instruments, cash on deposit and highly liquid debt instruments with maturities of three months or less from purchase date.

Contract loans are carried at unpaid principal balances.

Other invested assets are generally carried at values based on the underlying audited equity of the investee as determined in accordance with U.S. GAAP with changes in value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Other invested assets primarily consist of investments in joint ventures, hedge funds, and private equity funds. These investments include affiliated companies as well as those in which the Company has minor ownership interests. An impairment occurs if it is probable that the Company will be unable to recover the carrying amount of the investment. The investment is written down to fair value as the new cost basis, and OTTI is recorded in net realized capital gains (losses) less tax.

The Company applies hedge accounting as prescribed by SSAP No. 86, Derivatives, by designating derivative instruments as either fair value or cash flow hedges on the inception date of the hedging relationship. At the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as the hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally assesses and measures effectiveness of its hedging relationships both at the hedge inception date and on an ongoing basis in accordance with its risk management policy.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are considered effective hedges and are reported in the financial statements - statutory basis in a manner consistent with the hedged asset or liability (amortized cost or fair value). Changes in the carrying value of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the carrying value of the hedged asset or liability are recorded. For foreign currency swaps, changes in fair value attributable to changes in foreign exchange rates are reflected as adjustments to unassigned surplus as a change in net unrealized capital gains (losses) less tax consistent with the hedged items.

To the extent the Company chooses not to designate a derivative as a hedge or the designated derivative no longer meets the criteria of an effective hedge, the derivative is accounted for at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. When these derivative instruments are terminated, the gains and losses are reported as net realized capital gains (losses) less tax.

Carrying value is calculated based on the gross derivative asset or liability position. If the carrying value of the derivative is positive, the amount is recorded in derivatives. If the carrying value of the derivative is negative, the amount is recorded in other liabilities. The Company’s receivable for the return of cash collateral pledged is recorded in other invested assets. The Company’s obligation to return cash collateral received is recorded in other liabilities.

Gains and losses on terminated derivative instruments that are hedging bonds are subject to the IMR. Gains and losses on terminated forward starting swap positions that are hedging anticipatory purchases of bonds are deferred to unearned investment income, included in other liabilities, if the effective date of the forward starting swap is beyond the current fiscal year. Once the effective date is within the current fiscal year, the gains and losses are transferred from unearned investment income to the IMR and amortized to net investment income over the life of the bond. Gains and losses on terminated derivative instruments that are hedging the surplus notes are recorded directly to surplus in other surplus adjustments and amortized as an increase in net investment income over the life of the surplus notes utilizing the effective interest method.

Periodic net settlements on derivatives designated as hedges are recorded on an accrual basis consistent with the hedged items and for hedging derivatives designated under SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees, in net investment income. Periodic net settlements on derivatives not designated as hedging are recorded on an accrual basis in net investment income.

The Company also applies hedge accounting as prescribed by SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees. Designated derivatives are reported at fair value and fair value fluctuations attributable to the hedged risk that offsets the current period change in the designated portion of the VM-21 reserve liability are reported in net realized capital gains (losses) less tax. Fair value fluctuations attributable to the hedged risk that do not offset the current period change in the designated portion of the VM-21 reserve liability are recognized as a deferred asset (admitted) reported in other assets or other liabilities. An amount equal to the net deferred asset or liability must be allocated from unassigned surplus and presented separately as special surplus adjustments. The deferred asset or liability is amortized on a straight-line basis over a period not to exceed 10 years into net realized capital gains (losses) less tax with a corresponding reallocation from special surplus adjustments to unassigned surplus. See Note 5.

The periodic cash flows resulting from the termination of derivative contracts are reflected on a gross basis within the statements of cash flows - statutory basis. Cash received on termination, resulting in a realized gain, is reported in miscellaneous proceeds with cash paid upon termination, resulting in a realized loss, reported in miscellaneous applications.

The asset valuation reserve (AVR) is computed in accordance with a prescribed formula and is designed to stabilize surplus against valuation and credit-related losses for certain investments. Changes to the AVR are reported as direct additions to, or deductions from, unassigned surplus. The IMR results in the deferral of after tax realized capital gains and losses attributable to interest rate fluctuations on bonds and other investments. These capital gains and losses are amortized into net investment income over the remaining life of the investment sold.

Net investment income consists of interest, dividend, accretion income, net of amortization and investment expenses, partnership realized income, and periodic net settlements on derivatives. Interest income for bonds and redeemable preferred stock is recognized on an accrual basis. Dividend income for perpetual preferred stock and common stock is recognized as earned on the ex-dividend date. Amortization and accretion are determined by the effective interest method based on estimated principal repayments. Accrual of interest income is suspended, and any existing accrual balances are written off, for bonds that are in default or when it is probable the interest due and accrued is uncollectible. Prepayment penalties for bonds and prepayment premiums for mortgage loans are recorded as net investment income. Investment income from subsidiary, controlled or affiliated (SCA) entities is described below. Interest expense on surplus notes is also recorded in net investment income.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. If any interest income due and accrued is deemed uncollectible, interest accrual ceases and previously accrued amounts are written off. Accrued interest income more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued over 90 days past due is nonadmitted. Gross and admitted amounts for interest income due and accrued were $945 million as of December 31, 2024. Gross and admitted amounts for interest income due and accrued were $958 million and $957 million as of December 31, 2023, respectively.

Net realized capital gains (losses) less tax are determined on the specific identification method and are presented net of Federal income taxes and transfers to the IMR.

INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES

Included in common stocks and other invested assets are the Company's SCA entities in which the Company, with its affiliates, holds a voting interest of 10% or more. The Company holds no investments in SCA entities that exceed 10% of admitted assets of the Company as of December 31, 2024 and 2023.

The Company carries its wholly owned State of Arizona domiciled life insurance common stock subsidiary, Pacific Life & Annuity Company (PL&A), based on PL&A’s underlying audited statutory surplus. PL&A’s carrying value was $600 million and $545 million as of December 31, 2024 and 2023, respectively. During the years ended December 31, 2024, 2023 and 2022, the Company made capital contributions in the form of bonds of zero, $49 million and zero, respectively, to PL&A.

The Company carries its wholly owned State of Vermont domiciled special purpose financial insurance company subsidiaries, Pacific Alliance Reinsurance Company of Vermont (PAR Vermont) and Pacific Baleine Reinsurance Company (PBRC) based on their underlying audited statutory surplus. However, the audited statutory surplus of PAR Vermont and PBRC both include an admitted asset based on approved practices in Vermont. Under NAIC SAP, these assets are not considered admitted assets. Based on the nonadmission of these assets, the Company nonadmits the carrying values of PAR Vermont and PBRC for reporting. The nonadmitted carrying values of PAR Vermont and PBRC were $145 million and $133 million, respectively as of December 31, 2024. The nonadmitted carrying values of PAR Vermont and PBRC were $191 million and $130 million, respectively, as of December 31, 2023. During the years ended December 31, 2024, 2023 and 2022, distributions recorded as a return of capital in the form of cash and bonds were $50 million, zero and zero, respectively, from PAR Vermont.

The Company has investments in mutual funds managed by affiliates. Investments in affiliated mutual funds are carried at fair value. See Note 4. Investments in affiliated bonds are generally valued at amortized cost except those with an NAIC designation of 6, which are reported at the lower of amortized cost or fair value.

The Company generally carries its investments in joint ventures, partnerships and limited liability companies (LLCs) based on the underlying audited U.S. GAAP equity of the investee, except as otherwise disclosed below. These investments include affiliated companies as well as those where the Company has minor ownership interests. The carrying value of non-insurance SCAs where an audit was not performed are nonadmitted.

Distributions to the Company from subsidiaries, reflecting net revenues and expenses, net of taxes, are recorded by the Company as net investment income, with a corresponding reduction to unassigned surplus, when dividends are declared to the extent they are not in excess of undistributed accumulated earnings. Any dividends declared in excess of the undistributed accumulated earnings are recorded as a return of capital which is a reduction of the investment. Any undistributed net revenue and expense, net of tax, is recorded to unassigned surplus as a change in net unrealized capital gains (losses) less tax.

Pacific Asset Holding LLC (PAH) is a wholly owned LLC subsidiary that invests in mortgage loans, commercial real estate properties and ventures, and other private equity investments. PAH is accounted for under SSAP No. 97 8.b.iii, Investments in Subsidiary, Controlled and Affiliated Entities, which requires it to be carried based on its audited U.S. GAAP equity, without any statutory adjustments. As of December 31, 2024 and 2023, PAH's carrying value was $6.2 billion and $4.2 billion, respectively. During the years ended December 31, 2024, 2023 and 2022, the Company made capital contributions of $2.5 billion, $1.1 billion and $1.5 billion, respectively, to PAH. Distributions from PAH to the Company in the form of cash included in net investment income were $50 million, $212 million and $115 million during the years ended December 31, 2024, 2023 and 2022, respectively. Distributions recorded as a return of capital were $604 million, $249 million and $22 million during the years ended December 31, 2024, 2023 and 2022, respectively.

Pacific Life Fund Advisors LLC (PLFA) is a non-life insurance LLC subsidiary 99% owned by the Company and 1% owned by PL&A. PLFA is the investment adviser for the Pacific Select Fund. The Pacific Select Fund is the investment vehicle provided to the Company's variable life insurance policyholders and variable annuity contract owners. Prior to the sale of PAM LLC in April 2023, PLFA also served as the investment advisor for Pacific Funds Series Trust (PFST). As a result of the sale, PLFA no longer receives investment advisory fees from PFST. Distributions from PLFA to the Company in the form of cash included in net investment income for the years ended December 31, 2024, 2023 and 2022 were $91 million, $98 million and $99 million, respectively. PLFA is carried based on its underlying audited U.S. GAAP equity. As of December 31, 2024 and 2023, PLFA’s carrying value was $41 million and $49 million, respectively.

The Company carries Pacific Select Distributors, LLC (PSD), a wholly owned non-life insurance LLC broker-dealer subsidiary, based on its underlying audited U.S. GAAP equity, adjusted to a statutory basis of accounting. As of December 31, 2024 and 2023, PSD’s carrying value was $33 million and $35 million, respectively. PSD primarily serves as the distributor of registered investment-related products and services, principally variable life and annuity contracts issued by the Company and PL&A. In connection with PSD’s distribution of these variable life and annuity contracts for the Company and PL&A, the Company incurred commission expense of $582 million, $486 million and $497 million during the years ended December 31, 2024, 2023 and 2022, respectively. A service plan was adopted by the Pacific Select Fund whereby the Pacific Select Fund pays PSD, as distributor of the funds, a service fee in connection with services rendered or procured for shareholders of the fund or their variable contract owners. These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services. From these service fees, PSD reimbursed the Company $74 million, $69 million and $74 million, included in commission expense, for the years ended December 31, 2024, 2023 and 2022, respectively. PSD also offers limited retail broker-dealer services that include selling variable annuities issued by the Company to customers advised by third-party fiduciaries such as trust companies and registered investment advisers. With respect to these sales, PSD acts as the broker-dealer of record for the initial sale, but does not receive commissions.

Pacific Global Asset Management LLC (PGAM) is a wholly owned non-insurance LLC subsidiary of the Company that serves as a holding company for Pacific Life's private equity asset management business. As of December 31, 2024 and 2023, the nonadmitted carrying value of PGAM was $31 million and $23 million, respectively. Distributions from PGAM to the Company in the form of cash included in net investment income were $21 million, zero and zero during the years ended December 31, 2024, 2023 and 2022, respectively. Distributions recorded as a return of capital from PGAM to the Company were zero, $40 million and zero during the years ended December 31, 2024, 2023 and 2022, respectively.

The Company also has the following noninsurance SCA investments that are classified as SSAP No. 97 8b(iii) entities:

	December 31, 2024				December 31, 2023
	Gross		Nonadmitted	Admitted	Gross		Nonadmitted	Admitted
	Amount		Amount	Amount	Amount		Amount	Amount

Description: (1)	(In Millions)
Pacific Funds PLFA Large Cap Bond Alpha	$2	(2)		$2
Pacific Funds PLFA QQQ Bond Alpha P	3	(2)		3
Pacific Funds PLFA QQQ Bond Alpha	3	(2)		3
Pacific Funds PLFA Bond Plus	1	(2)		1
Pacific Optimization Growth	1	(3)		1	$1	(3)		$1
Pacific Optimization Moderate	1	(3)		1	1	(3)		1
PSF ESG Diversified Growth Class I	14	(3)		14	13	(3)		13
PSF ESG Diversified Portfolio Class I				—	11	(3)		11
Other	2			2
Total	$27		$—	$27	$26		$—	$26

(1)	The Company received responses from the NAIC for all required SCA filings and no SCA investment valuations were disallowed or required to be resubmitted.
(2)	Includes NAIC Sub-1 filing types.
(3)	Includes NAIC Sub-2 filing types.

The Company is the owner and beneficiary of life insurance policies captured under SSAP No. 21, Other Admitted Assets. As of December 31, 2024 and 2023, the cash surrender value was $254 million and $208 million, respectively. As of December 31, 2024 and 2023, the investments in various fund structures of the underlying life insurance policies comprise investment characteristics of 99% of stocks and 1% of cash and short-term investments.

The Company provides certain subsidiaries and affiliates with services that are routine in nature. Fees for these services are determined using cost allocations or a negotiated basis intended to reflect market prices. The Company provides investment and administrative services for certain subsidiaries and affiliates under administrative services agreements. Effective March 2024, PL&A provides certain administrative and special services to the Company under an administrative service agreement. For the years ended December 31, 2024, 2023 and 2022, the Company received $132 million, $138 million and $127 million, respectively, for services provided to, and paid $17 million, $16 million, and $27 million, respectively, for services received from certain subsidiaries and affiliates, which are included in operating expenses. As of December 31, 2024 and 2023, the Company reported $338 million and $75 million, respectively, due from other affiliated companies. It is the Company’s practice to settle these amounts no later than 90 days after the due date.

In June 2022, the Company entered into a promissory note with Pacific LifeCorp to borrow up to $200 million at a variable interest rate. There were no borrowings outstanding as of December 31, 2024 and 2023. The promissory note matures on March 31, 2025.

The Company’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration. The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from the Company. Consequently, substantially all of the Company’s structured settlement annuities are sold to an affiliated assignment company. Included in the liability for aggregate reserves are insurance contracts with the affiliated assignment company with contract values of $3.5 billion as of December 31, 2024 and 2023. Related to these contracts, the Company received $78 million, $241 million, and $503 million of premiums and annuity considerations and paid $219 million, $217 million and $201 million of current and future policy benefits for the years ended December 31, 2024, 2023 and 2022, respectively. In addition, included in the liability for deposit-type contracts are insurance contracts with the affiliated assignment company of $5.9 billion and $4.6 billion as of December 31, 2024 and 2023, respectively.

During 2023 and 2024, participants previously covered by a group annuity contract at the Company were transferred to PL&A. As a result, the Company surrendered $51 million and $8 million of premium revenue and recognized a decrease in reserves for the same amounts as of December 31, 2024 and 2023, respectively.

AGGREGATE RESERVES AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Life insurance reserves are valued using the net level premium method, the Commissioners' Reserve Valuation Method (CRVM), or other modified reserve methods. Interest rate assumptions ranged from 2.0% to 6.0%. Reserves for individual variable annuities are held in accordance with VM-21. Reserves for individual fixed annuities are maintained using the Commissioners' Annuity Reserve Valuation Method, with appropriate statutory interest and mortality assumptions computed on the basis of interest rates ranging from 1.0% to 11.3%. Group annuity reserves are valued using the CRVM with statutory interest and mortality assumptions computed on the basis of interest rates ranging from 1.0% to 11.3%.

The Company establishes loss liabilities for claims that have been incurred before the valuation date, but have not yet been paid. An expense liability is established associated with paying those claims.

The Company waives deduction of deferred fractional premium upon death of insured. The Company does not return any portion of the final premium for periods beyond the date of death. Continuous or modal premium assumptions are used for all reserves. All reserves are equal to the greater of the computed reserve and surrender value or, on certain products, a higher alternative comparison value.

Payments received on deposit-type contracts, which do not incorporate any mortality or morbidity risk, are recorded directly to the liability for deposit-type contracts. Interest credited to deposit-type contracts is recorded as an expense in the statements of operations - statutory basis when earned under the terms of the contract. Payments to contract holders are recorded as current and future policy benefits expense to the extent that such payments differ from the recorded liability. Interest rates credited ranged from 0.3% to 8.8%.

TRANSFERS TO SEPARATE ACCOUNTS DUE OR ACCRUED, NET

Transfers to separate accounts due or accrued, net consist primarily of amounts accrued from the separate account for expense allowances recognized in reserves. These amounts represent the excess of separate account contract values over statutory reserves held in the separate account.

REVENUES, BENEFITS AND EXPENSES

Life insurance premiums are recognized as income when due from the policyholder under the terms of the insurance contract. Premiums for flexible premium products are recognized when received from the policyholder. Annuity considerations are recognized as premiums when received.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

FEDERAL INCOME TAXES

The Company is taxed as a life insurance company for income tax purposes and its operations are included in the consolidated Federal income tax return of PMHC. The method of tax allocation between companies is subject to written tax sharing agreements, approved by the Company’s Board of Directors. Allocation is based upon separate return calculations with current credit for net losses to the extent utilized in the consolidated return. If the consolidated return has tax losses, intercompany balances are generally settled as refunds are received. If the consolidated return has a tax payable, the intercompany balances are generally settled as paid.

SEPARATE ACCOUNTS

Separate accounts primarily include variable life and annuity contracts, as well as other single separate accounts. The Company's separate accounts without guarantees consist of the variable annuities and variable life businesses where the assets of these accounts are carried at fair value and represent legally segregated contract holder funds. A separate account liability is recorded at fair value at an amount equal to the separate account asset. The investment results of separate account assets typically pass through to the contract holders so that the Company generally bears no investment risk on these assets. Amounts charged to the separate account for mortality, surrender, and expense charges are included in separate account fees in other income.

The Company has separate accounts with guarantees comprised of the group annuities business where the general account guarantees annuity payments if the separate account is unable to do so. Assets of the group annuities business are carried at amortized cost and the Company establishes an AVR as required. The Company's separate accounts without guarantees consist of the variable annuities and variable universal life businesses, with assets carried at fair value, and registered index-linked annuities, with assets carried at fair value and amortized cost. The Company contractually guarantees either a minimum return or account value on these separate account products, for which liabilities have been recorded in aggregate reserves.

Separate account assets are primarily invested in mutual funds, bonds, mortgage loans, and hedge funds.

The variable annuities, variable universal life, and group annuities are classified as separate account products under statutory accounting principles. Variable annuities and variable universal life products are also classified as separate account products under U.S. GAAP, however, group annuities are classified as general account products under U.S. GAAP due to the investment risk being retained by the general account.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums. The adequacy of a company's actual capital is measured by the risk-based capital results, as determined by the formulas and actuarial models. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2024 and 2023, the Company exceeded the minimum risk-based capital requirements.

2.	COMPARISON OF NAIC SAP TO U.S. GAAP

The objectives of U.S. GAAP reporting differ from the objectives of NAIC SAP reporting. U.S. GAAP stresses measurement of earnings of a business from period to period, while NAIC SAP stresses measurement of ability to pay claims in the future.

The Company prepares its financial statements - statutory basis in accordance with statutory accounting practices prescribed or permitted by the NE DOI, which is a comprehensive basis of accounting other than U.S. GAAP. NAIC SAP and accounting practices prescribed or permitted by the NE DOI (Note 1) primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions and methods, reporting surplus notes as surplus instead of debt, as well as reporting investments and certain assets and accounting for deferred income taxes on a different basis.

3.	INVESTMENTS

BONDS, SHORT-TERM INVESTMENTS, AND CASH EQUIVALENTS

The book/adjusted carrying value, fair value, and net unrealized gains (losses) of bonds, short-term investments, and cash equivalents are shown below. Short-term investments and cash equivalents were $1.5 billion and $1.8 billion as of December 31, 2024 and 2023, respectively. See Note 4 for information on the Company's fair value measurements.

	Book/Adjusted Carrying Value	Fair Value	Net Unrealized Losses
	(In Millions)
December 31, 2024:
U.S. Government	$1,110	$1,081	($29)
All other governments	943	849	(94)
U.S. states, territories, and possessions	102	88	(14)
U.S. political subdivisions of states, territories, and possessions	186	178	(8)
U.S. special revenue and special assessment obligations	2,273	2,082	(191)
Industrial and miscellaneous	55,504	51,084	(4,420)
Bank loans	1,952	1,926	(26)
Hybrid securities	15	14	(1)
LBASS:
Residential mortgage-backed securities (RMBS)	1,630	1,501	(129)
Commercial mortgage-backed securities (CMBS)	3,912	3,687	(225)
Other	16,143	15,830	(313)
Total	$83,770	$78,320	($5,450)

	Book/Adjusted Carrying Value	Fair Value	Net Unrealized Losses
	(In Millions)
December 31, 2023:
U.S. Government	$1,037	$991	($46)
All other governments	663	622	(41)
U.S. states, territories, and possessions	102	91	(11)
U.S. political subdivisions of states, territories, and possessions	196	195	(1)
U.S. special revenue and special assessment obligations	2,017	1,887	(130)
Industrial and miscellaneous	54,965	50,771	(4,194)
Bank loans	2,276	2,245	(31)
Hybrid securities	23	21	(2)
LBASS:
RMBS	1,291	1,151	(140)
CMBS	3,574	3,219	(355)
Other	12,543	12,123	(420)
Total	$78,687	$73,316	($5,371)

The book/adjusted carrying value and fair value of bonds, short-term investments, and cash equivalents as of December 31, 2024, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Book/Adjusted Carrying Value	Fair Value
	(In Millions)
Due in one year or less	$5,520	$5,474
Due after one year through five years	18,764	18,245
Due after five years through ten years	16,267	14,940
Due after ten years	21,534	18,643
	62,085	57,302
LBASS	21,685	21,018
Total	$83,770	$78,320

The following tables present the fair value and gross unrealized losses for bonds where the fair value had declined and remained continuously below the amortized cost adjusted for OTTI for less than twelve months and for twelve months or greater:

	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Millions)
December 31, 2024:
U.S. Government	$152	$2	$331	$29	$483	$31
All other governments	383	16	330	84	713	100
U.S. states, territories, and possessions	6		82	14	88	14
U.S. political subdivisions of states, territories, and possessions	14		102	10	116	10
U.S. special revenue and special assessment obligations	327	12	1,011	213	1,338	225
Industrial and miscellaneous	8,115	214	33,255	4,529	41,370	4,743
Bank loans	437	7	403	34	840	41
Hybrid securities			10	2	10	2
LBASS:
RMBS	215	26	781	137	996	163
CMBS	359	5	1,914	232	2,273	237
Other	2,348	57	4,102	386	6,450	443
Total	$12,356	$339	$42,321	$5,670	$54,677	$6,009

December 31, 2023:
U.S. Government			$640	$47	$640	$47
All other governments	$15		386	54	401	54
U.S. states, territories, and possessions			84	12	84	12
U.S. political subdivisions of states, territories, and possessions			116	6	116	6
U.S. special revenue and special assessment obligations	7		1,038	177	1,045	177
Industrial and miscellaneous	617	$10	41,604	4,563	42,221	4,573
Bank loans	824	16	578	26	1,402	42
Hybrid securities			17	4	17	4
LBASS:
RMBS	6		940	171	946	171
CMBS	355	6	2,035	356	2,390	362
Other	1,213	6	5,684	492	6,897	498
Total	$3,037	$38	$53,122	$5,908	$56,159	$5,946

The Company has evaluated investments with gross unrealized losses and determined that the unrealized losses are temporary. The Company does not have the intent to sell these securities and has the intent and ability to retain these investments for a period of time sufficient to recover the amortized cost basis.

The table below summarizes the OTTI by investment type:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Bonds:
Industrial and miscellaneous			$13
Issuer obligation	$35	$2
Bank loans	5	8	1
LBASS	17	66	2
Mortgage loans	8	183	15
Real estate		12
Other invested assets	3	20	6
Total	$68	$291	$37

The following table presents all LBASS with an OTTI recognized during the year ended December 31, 2024, whereby the present value of cash flows expected to be collected is less than the amortized cost basis of the securities:

Cusip	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost after OTTI	Fair Value at Time of OTTI	Date of Financial Statement When Reported
			(In Millions)
44509PAA6	$10	$9	$2	$9	$9	6/30/2024
62878HAB7	19	16	4	16	15	6/30/2024
62883*AA0	22	17	4	17	17	6/30/2024
62883*AB8	5	4	1	4	4	6/30/2024
62883*AC6	12	10	2	10	10	6/30/2024
62883*AD4	13	10	2	10	10	6/30/2024
62883*AF9	10	8	2	8	8	6/30/2024
Total			$17

The assignment of an NAIC 5GI designation to a debt security occurs when the necessary documentation for a full credit analysis does not exist but the security is current on all contractual payments and the Company expects the security to make full payment of all contractual principal and interest. The following table presents the number of investments, the book/adjusted carrying value, and the fair value for bonds with an NAIC 5GI designation:

	December 31, 2024			December 31, 2023
	Number	Book/Adjusted Carrying Value	Fair Value	Number	Book/Adjusted Carrying Value	Fair Value
	($ In Millions)
Bank loans	1	$14	$11	1	$15	$12
LBASS	4	20	17	3	4	6
Total	5	$34	$28	4	$19	$18

Proceeds, gross gains, and gross losses recognized on sales of bonds were $3.3 billion, $10 million, and $96 million, respectively, for the year ended December 31, 2024. Proceeds, gross gains, and gross losses recognized on sales of bonds were $1.7 billion, $3 million, and $33 million, respectively, for the year ended December 31, 2023. Proceeds, gross gains, and gross losses recognized on sales of bonds were $4.3 billion, $10 million, and $190 million, respectively, for the year ended December 31, 2022.

SECURITIES LENDING

The Company participates in a securities lending program administered by an authorized financial institution whereby certain investment securities are loaned to third parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. With respect to securities loaned, the Company requires initial cash collateral equal to a minimum of 102% of the fair value of domestic securities loaned. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. This collateral is not restricted, and there is no collateral that extends beyond one year from December 31, 2024. The borrower of the loaned securities is permitted to sell or repledge those securities. Upon default of the borrower, the Company has the right to purchase replacement securities using the cash collateral held. Similarly, upon default of the Company, the borrower has the right to sell the loaned securities and apply the proceeds from such sale to the Company’s obligation to return the cash collateral held. As of December 31, 2024 and 2023, there were no separate accounts securities lending arrangements.

For securities lending transactions, the carrying value of securities classified as bonds and on loan as of December 31, 2024 and 2023 was $1.8 billion and $3.2 billion, respectively. The Company recorded cash collateral received of $1.8 billion and $3.1 billion as of December 31, 2024 and 2023, respectively, and established a corresponding liability for the same amount, which is included in other liabilities. As of December 31, 2024 and 2023, the Company has not sold or repledged collateral received from securities lending agreements. The Company may occasionally utilize amounts from the cash collateral for short-term liquidity for general corporate purposes. As of December 31, 2024 and 2023, none was utilized for general corporate purposes.

The aggregate amount of collateral reinvested broken down by the maturity date of the invested asset is as follows:

	December 31, 2024		December 31, 2023
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Millions)
Overnight and continuous	$15	$15
30 days or less	428	428	$1,396	$1,396
31 to 60 days	350	350
61 to 90 days			1,700	1,700
91 to 120 days	1,000	1,000
Total collateral reinvested	$1,793	$1,793	$3,096	$3,096

The Company invests the cash collateral received from its securities lending arrangements primarily into short-term investments.

To manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company reinvests in assets with a maturity date of 95 days or less.

REPURCHASE AGREEMENTS

The Company entered into repurchase agreements with unaffiliated financial institutions. Under these agreements, the Company receives sales financing secured by securities as collateral in an amount equal to at least 102% of the estimated fair value of the bonds sold at the inception of the transaction, with a simultaneous agreement to repurchase such bonds at a future date or on demand in an amount equal to the cash initially received plus interest. The Company monitors the ratio of the cash-held to the estimated fair value of the bonds sold throughout the duration of the transaction and additional cash or securities are obtained as necessary. Bonds sold under such transactions may be sold or re-pledged by the transferee. Income and expense associated with repurchase agreements are recorded in net investment income. The repurchase agreements are both bilateral and tri-party trades. The maximum amount outstanding under repurchase agreements during the year ended December 31, 2024 was $20 million, which had a maturity time frame of two days to one week. The maximum amount outstanding under repurchase agreements during the year ended December 31, 2023 was $16 million, which had a maturity time frame of overnight. There are no amounts outstanding under these agreements as of December 31, 2024 and 2023.

The maximum fair value of securities sold outstanding under secured borrowing agreements during the years ended December 31, 2024 and 2023 was $20 million and $17 million, respectively. There were no outstanding securities sold as of December 31, 2024 and 2023.

The maximum amount of cash collateral received and securities collateral liability under secured borrowing agreements during the years ended December 31, 2024 and 2023 were $20 million and $16 million, respectively. There was no outstanding cash collateral received outstanding as of December 31, 2024 and 2023. There was no outstanding securities collateral liability outstanding as of December 31, 2024 and 2023.

REVERSE REPURCHASE AGREEMENTS

The Company invests cash collateral received into reverse repurchase agreements as part of its securities lending program. The Company requires that all reverse repurchase agreements must be collateralized by U.S. Treasury securities, U.S. agency securities, U.S. corporate bonds and/or U.S. equities with a minimum margin of 102%. For the securities lending program, reverse repurchase agreements had a maximum maturity of 95 days and are indemnified by the Company's securities lending agent against counterparty default. When counterparty default and price movements of the collateral received present the primary risks for repurchase agreements, the Company mitigates such risks by mandating short maturities, applying proper haircuts and monitoring fair values daily.

The Company entered into a reverse repurchase transaction commitment of $250 million with an unaffiliated financial institution. Under this agreement, the Company purchases U.S. Treasury securities and loans cash, with a simultaneous agreement to resell such securities at a future date or on demand in an amount equal to the cash initially loaned plus interest. There were no amounts outstanding under this agreement as of December 31, 2024 and 2023. The reverse repurchase agreements used are both bilateral and tri-party trades.

The following tables present the maximum amount and ending value during and as of the periods presented of the allocation of reverse repurchase agreements by maturity:

	Maximum Amount				Ending Balance
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In Millions)
December 31, 2024:
Overnight and continuous	$1,025	$860	$590	$475	$400	$300		$400
30 days or less	4,490	3,965	1,600		790	650
31 to 90 days	2,850	2,550	1,500	425	2,250	990		350
Over 90 days				1,000				1,000

December 31, 2023:
Overnight and continuous	$500	$575	$600	$400	$300	$400	$300
30 days or less	3,170	2,610	2,970	1,900	1,535	1,610	1,210	$1,150
31 to 90 days	2,835	2,900	2,500	2,850	1,700	1,600	2,000	1,700

The maximum and ending fair value of the bonds acquired under reverse repurchase-secured borrowings during and as of the periods presented are as follows. None of the bonds acquired were nonadmitted.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In Millions)
December 31, 2024:
Maximum amount	$4,131	$4,116	$2,196	$1,820
Ending balance	3,608	2,037		1,819

December 31, 2023:
Maximum amount	$4,828	$4,722	$4,219	$3,906
Ending balance	3,723	3,789	3,678	3,026

The following table presents, by NAIC designation, the fair value of securities acquired by the Company under reverse repurchase-secured borrowings:

	None	NAIC 1	NAIC 2	NAIC 3	NAIC 4	Total
	(In Millions)
December 31, 2024:
Bonds		$181	$544			$725
LBASS		874				874
Common stock	$220					220
Total	$220	$1,055	$544	$—	$—	$1,819

December 31, 2023:
Bonds		$494	$899	$609	$1,024	$3,026

The Company has not sold or acquired any securities that resulted in default.

The following table presents the aggregate allocation of collateral pledged of repurchase agreements by remaining contractual maturity:

	December 31, 2024		December 31, 2023
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Millions)
Overnight and continuous	$400	$400
30 days or less			$1,150	$1,150
31 to 90 days	350	350	1,700	1,700
Over 90 days	1,000	1,000

The maximum amounts and ending balances of the cash collateral provided and recognized receivable for the return of collateral for reverse repurchase-secured borrowings during and as of the periods presented are as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In Millions)
December 31, 2024:
Maximum amount	$3,965	$3,890	$2,090	$1,750
Ending balance	3,440	1,940		1,750

December 31, 2023:
Maximum amount	$3,985	$3,990	$4,010	$3,710
Ending balance	3,535	3,610	3,510	2,850

The maximum amounts and ending balances of the recognized liability to return collateral for reverse repurchase-secured borrowing securities sold/acquired with cash collateral during and as of the periods presented are as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In Millions)
December 31, 2024:
Maximum amount	$3,965	$3,890	$2,090	$1,750
Ending balance	3,440	1,940		1,750

December 31, 2023:
Maximum amount	$3,985	$3,990	$4,010	$3,710
Ending balance	3,535	3,610	3,510	2,850

The Company did not have any transfers of financial assets accounted for as secured borrowings, excluding repurchase and reverse repurchase agreements disclosed above.

WORKING CAPITAL FINANCE INVESTMENTS

The tables below present the aggregate book/adjusted carrying value of working capital finance investments (WCFI) by designation:

	Gross Asset	Nonadmitted Asset	Net Admitted Asset
	(In Millions)
December 31, 2024:
WCFI Designation 1	$357		$357
WCFI Designation 2	275		275
Total	$632	$—	$632

December 31, 2023:
WCFI Designation 1	$668		$668
WCFI Designation 2	482	$11	471
Total	$1,150	$11	$1,139

The table below presents the aggregate maturity distribution on the underlying working capital finance programs by book/adjusted carrying value. The Company did not have any events of default on WCFI.

	December 31,
	2024	2023
	(In Millions)
Up to 180 days	$612	$1,041
181 to 365 days	20	109
Total	$632	$1,150

MORTGAGE LOANS

The maximum and minimum lending rates for newly issued mortgage loans, by category, are as follows:

	Maximum	Minimum
Year Ended December 31, 2024:
Farm	7.25%	5.80%
Construction and land development	9.48%	8.72%
Multi-family residential	13.50%	8.75%
Commercial	8.97%	5.90%

Year Ended December 31, 2023:
Farm	7.35%	5.70%
Construction and land development	8.91%	7.81%
Commercial	8.22%	6.11%

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 99% as of December 31, 2024 and 2023.

The age analysis of mortgage loans by type and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement is as follows:

	Farm	Residential	Commercial	Mezzanine	Total
	(In Millions)
December 31, 2024:
Current	$929	$811	$17,659	$107	$19,506
30 to 59 days past due	10	33			43
60 to 89 days past due		5			5
90 to 179 days past due	2	2			4
Over 180 days past due	4		34		38
Total	$945	$851	$17,693	$107	$19,596

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$19		$1,096	$107	$1,222

	Farm	Residential	Commercial	Mezzanine	Total
	(In Millions)
December 31, 2023:
Current	$947	$232	$17,042	$107	$18,328
30 to 59 days past due	5		32		37
60 to 89 days past due	4		225		229
90 to 179 days past due
Over 180 days past due	13		41		54
Total	$969	$232	$17,340	$107	$18,648

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$19		$936	$107	$1,062

(1)	Excluded from the commercial amounts are mortgage loan participations where the sole participants are the Company and PL&A. The total amounts were $3.0 billion and $2.8 billion as of December 31, 2024 and 2023, respectively.

The Company's investment in impaired commercial mortgage loans with no allowance for credit losses was $34 million and $374 million as of December 31, 2024 and 2023, respectively. Information on the Company's impaired commercial mortgage loans is as follows:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Impairment loss recorded	$8	$183	$15
Average recorded investment	17	112	46
Interest income recognized		22	4
Recorded investment on nonaccrual status	34	73
Mortgage loans derecognized as a result of foreclosure	245	30
Real estate and other collateral recognized as a result of foreclosure	245	30

The Company's mortgage loans finance various types of properties primarily throughout the U.S. and Canada. The geographic distributions of the mortgage loans book/adjusted carrying value were as follows:

	December 31,		December 31,
	2024		2023
	($ In Millions)
Atlantic	$6,139	31%	$5,642	30%
Pacific	6,101	31%	5,607	30%
North Central	2,192	11%	2,344	12%
South Central	1,938	10%	1,807	10%
Mountain	1,819	9%	1,802	10%
New England	1,258	7%	1,280	7%
Canada	149	1%	166	1%
Total	$19,596	100%	$18,648	100%

As of December 31, 2024 and 2023, the carrying value of the largest single commercial loan was $456 million or 2% and $459 million or 2% of the mortgage loan carrying value, respectively. As of December 31, 2024 and 2023, the total carrying value of multiple commercial loans with a single sponsor, a related party to the Company, was $604 million or 3% and $639 million or 3% of the mortgage loan carrying value, respectively.

For commercial mortgage loans, the Company reviews performance and credit quality on an on-going basis, including loan payment delinquencies and collateral performance. Collateral performance includes a review of the most recent collateral inspection reports and financial statements. Analysts track each loan's debt service coverage ratio (DCR) and loan-to-value (LTV) ratio. The DCR compares the collateral’s net operating income to its debt service payments. DCRs less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments. A larger DCR indicates a greater excess of net operating income over the debt service. The LTV ratio compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage. LTV ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller LTV ratio indicates a greater excess of collateral value over the loan amount. The monitoring process focuses on higher risk loans, which includes those that are classified as restructured, delinquent, or in foreclosure, as well as loans with higher LTV ratios and lower DCRs. The DCRs and LTV ratios are updated routinely.

For agricultural mortgage loans, the Company’s primary credit quality indicator is the LTV ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated. The original loan DCR is reviewed in detail prior to loan funding and is not updated or recalculated unless special circumstances warrant a review.

For residential mortgage loans, performance and credit quality are reviewed on an on-going basis including loan payment delinquencies and collateral performance. Residential loan credit models are run periodically using updated model inputs. Results are compared to initial loss adjusted returns to actual performance and market level prices, yields and spreads, and each loan is priced monthly. In addition to LTV ratio and borrower income qualifications, the borrower's credit score is considered based on the Fair Isaac Corporation (FICO) model, where applicable. FICO scores can range from 300 to 850, with the higher number indicating a better credit quality. The original loan metrics and borrower information (LTV ratio, FICO score, income verification, and borrower profile) are reviewed in detail prior to purchase and are not updated or recalculated unless special circumstances warrant a review.

The loan review process results in each loan being placed into a No Credit Concern category or one of three levels: Level 1 Minimal Credit Concern, Level 2 Moderate Credit Concern, or Level 3 Significant Credit Concern. Loans in the No Credit Concern category are performing and no issues are noted. The collateral exhibits a strong DCR and LTV ratio and there are no near term maturity concerns. The loan credit profile and borrower sponsorship have not experienced any significant changes and remain strong. For construction loans, projects are progressing as planned with no significant cost overruns or delays.

Level 1 loans are experiencing negative market pressure and outlook due to economic factors. Financial covenants may have been triggered due to declines in performance. There may be disputes between the borrower and contractors. Credit profile and/or borrower sponsorship remain stable but require monitoring. Near term (6 months or less) maturity requires monitoring due to negative trends. No impairment loss concerns exist under current conditions, however some possibility of loss may exist under stressed scenarios or changes in sponsorship financial strength. This includes troubled debt restructurings (TDRs) performing as agreed for more than one year.

Level 2 loans are experiencing significant or prolonged negative market pressure and uncertain outlook due to economic factors. Financial covenants may have been triggered due to declines in performance, and/or the borrower may have requested covenant relief. There may be disputes between the borrower and contractors. Loan credit profile, borrower sponsorship, and/or collateral value may have declined or given cause for concern. Near term maturity (12 months or less) coupled with negative market conditions, property performance and value, and/or borrower stability result in increased refinance risk. Likelihood for TDR, impairment, and loss is increased. This includes all loans performing as agreed during the first year of a TDR unless assigned to Level 3.

Level 3 loans are experiencing prolonged and/or severe negative market trends, declines in collateral performance and value, and/or borrower financial difficulties exist. Borrower may have asked for modification of loan terms. Without additional capital infusion and/or acceptable modification to existing loan terms, default is likely and foreclosure is the probable alternative. Impairment loss is possible depending on current fair market value of the collateral. This category includes loans in default and previously impaired restructured loans that underperform despite modified terms and/or for which future loss is probable.

Loans classified as Level 1 through Level 3 are placed on a watch list and monitored monthly, subject to the terms of the loan agreement. Loans that have been identified as Level 3 are evaluated to determine if the loan is impaired. A loan is impaired if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

The following tables present mortgage loan credit levels by type:

	December 31, 2024
	No Credit Concern		Level 1		Level 2		Level 3		Total
	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR
	($ In Millions)
Agricultural	$945	1.50							$945	1.50
Apartment	5,263	1.61							5,263	1.61
Golf course	11	2.18							11	2.18
Industrial	1,260	2.21							1,260	2.21
Lodging	939	3.20	$176	1.19					1,115	2.88
Mobile home park	212	3.06							212	3.06
Office	3,202	1.98	292	1.25	$60	0.95	$34	5.03	3,588	1.93
Parking	28	2.61							28	2.61
Residential	659	0.12							659	0.12
Retail	2,702	2.01			22	1.27	224	1.30	2,948	1.95
Construction (1)	3,265		199		103				3,567
Total	$18,486	1.86	$667	1.23	$185	1.03	$258	1.79	$19,596	1.83

	December 31, 2023
	No Credit Concern		Level 1		Level 2		Level 3		Total
	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR
	($ In Millions)
Agricultural	$969	1.50							$969	1.50
Apartment	4,955	1.58							4,955	1.58
Golf course	10	2.21	$3	0.73					13	1.84
Industrial	878	2.47							878	2.47
Lodging	973	3.19	177	1.27					1,150	2.89
Mobile home park	238	3.02							238	3.02
Office	3,465	2.02			$60	1.62	$333	1.24	3,858	1.94
Residential	39	1.87							39	1.87
Retail	2,686	1.95			225	1.34	373	0.66	3,284	1.76
Construction (1)	3,108		43		113				3,264
Total	$17,321	1.94	$223	1.26	$398	1.40	$706	0.93	$18,648	1.88

(1)	Performance and credit quality does not consider DCRs for construction loans. These loans are reviewed based on LTV ratio, loan payment performance, and the construction progress and related costs for the underlying collateral project.

DEBT RESTRUCTURING

As of December 31, 2024 and 2023, the Company had investments in restructured loans and bonds of $34 million and $333 million, respectively. The realized capital losses related to these loans and bonds were zero for the years ended December 31, 2024, 2023 and 2022.

The Company did not have any modifications classified as TDRs during the year ended December 31, 2024 and 2022. During the year ended December 31, 2023, the Company modified two mortgage loans with a total carrying value of $323 million. The Company granted two term extensions on one of the loans with a carrying value of $291 million during the year ended December 31, 2023. The first modification extended the maturity date by five months, and the second modification further extended the maturity date by two months. The loan matured in 2024. The Company granted a term extension of four months on the other loan with a carrying value of $32 million during the year ended December 31, 2023. This loan is in the process of foreclosure. The modifications qualified as TDRs, and a total impairment loss of $38 million was recorded.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company's financial assets and liabilities that are carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value. The determination of fair value requires the use of observable market data when available. The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in inactive markets, and model-derived valuations for which all significant inputs are observable market data.

Level 3	Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

The following tables present, by fair value hierarchy level, the Company's financial instruments that are carried at fair value or net asset value (NAV):

	December 31, 2024
	Level 1	Level 2	Level 3	NAV	Total
	(In Millions)
Assets:
Bonds:
Issuer obligations		$1	$27		$28

Preferred stocks:
Industrial and miscellaneous			1		1

Common stocks:
Industrial and miscellaneous	$49		79		128
Affiliates (1)	27				27
Total common stocks	76	—	79	—	155

Derivatives:
Foreign currency and interest rate swaps		352			352
Equity derivatives	9		2,815		2,824
Total derivatives	9	352	2,815	—	3,176

Other invested assets			198		198

Separate account assets (2)	62,698			$1,645	64,343
Total	$62,783	$353	$3,120	$1,645	$67,901

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$933			$933
Equity derivatives			$26		26
Total	$—	$933	$26	$—	$959

	December 31, 2023
	Level 1	Level 2	Level 3	NAV	Total
	(In Millions)
Assets:
Bonds:
Issuer obligations			$7		$7

Preferred stocks:
Industrial and miscellaneous			1		1

Common stocks:
Industrial and miscellaneous	$51		65		116
Affiliates (1)	26				26
Total common stocks	77	—	65	—	142

Derivatives:
Foreign currency and interest rate swaps		$336			336
Equity derivatives	36		2,093		2,129
Total derivatives	36	336	2,093	—	2,465

Other invested assets			169		169

Separate account assets (2)	58,754			$1,193	59,947
Total	$58,867	$336	$2,335	$1,193	$62,731

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$857			$857
Equity derivatives			$17		17
Total	$—	$857	$17	$—	$874

(1)	Consists of mutual funds managed by affiliated entities.
(2)	Consists of separate account assets that are primarily invested in mutual funds and hedge funds. Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is recorded in the separate account liabilities. Separate account liabilities are measured to equal the fair value of separate account assets.

FAIR VALUE MEASUREMENT

The following describes the valuation methodologies used by the Company to measure various types of financial instruments at fair value.

BONDS, PREFERRED STOCKS, COMMON STOCKS AND OTHER INVESTED ASSETS

The fair values of bonds, residual tranches (reported in other invested assets), preferred stocks and common stocks are determined by management after considering external pricing sources and internal valuation techniques. For securities with sufficient trading volume, prices are obtained from third-party pricing services. For securities that are traded infrequently, fair values are determined after evaluating prices obtained from third-party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company's management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value. Management's analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties and development of internal models utilizing observable market data of comparable securities. The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of fair value, independent non-binding broker quotations are obtained or an internally developed valuation is prepared. Upon evaluation, the Company determines which source represents the best estimate of fair value. Overrides of third-party prices to internally developed valuations of fair value did not produce material differences in the fair values for the majority of the portfolio; accordingly, overrides were not material. In the absence of such market observable activity, management’s best estimate is used.

Fair values determined by internally derived valuation tools use market-observable data if available. Generally, this includes using an actively traded comparable security as a benchmark for pricing. These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity and prepayment speeds. These inputs are analyzed by the Company’s portfolio managers and analysts, investment accountants and risk managers. Internally developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third-party service have been classified as Level 2, as management has verified that the significant inputs used in determining their fair values are market observable and appropriate. Externally priced securities for which fair value measurement inputs are not sufficiently transparent, such as securities valued based on broker quotations, have been classified as Level 3. Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining fair value, have been classified as Level 3. Securities categorized as Level 1 consist primarily of investments in mutual funds.

The Company applies controls over the valuation process. Prices are reviewed and approved by the Company’s professional credit analysts that have industry expertise and considerable knowledge of the issuers. Management performs validation checks to determine the completeness and reasonableness of the pricing information, which include, but are not limited to, changes from identified pricing sources, significant or unusual price fluctuations above predetermined tolerance levels from the prior period, and back-testing of fair values against prices of actual trades. A group comprised of the Company’s investment accountants, portfolio managers and analysts and risk managers communicate on any unusual items above the tolerance levels that may have been identified in the pricing review process. These items are investigated, further analysis is performed and resolutions are appropriately documented.

DERIVATIVE INSTRUMENTS

Derivative instruments are reported at fair value using pricing valuation models which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures. The Company calculates the fair value of derivatives using market standard valuation methodologies for foreign currency swaps, interest rate swaps, equity options and equity total return swaps. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility and equity index levels. The Company values certain derivatives that are designated as cash flow hedges in the same manner as the hedged item, which are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment and review of changes in the market value for each derivative by both risk managers and investment accountants. Internally calculated fair values are reviewed and compared to external broker fair values for reasonableness.

Derivative instruments classified as Level 1 are exchange-traded. Derivative instruments classified as Level 2 primarily include foreign currency and interest rate swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and total return swaps. These derivatives are valued using pricing models which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels and, to a lesser extent, broker quotations. A derivative instrument containing Level 2 inputs would be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

SEPARATE ACCOUNT ASSETS

The fair value of separate account assets is based on the fair value or NAV of the underlying assets. Separate account assets held at fair value primarily consist of investments in mutual funds and hedge funds.

Level 1 separate account assets include mutual funds that are valued based on reported net asset values provided by fund managers daily and can be redeemed without restriction. Management performs validation checks to determine the reasonableness of the pricing information, which include, but are not limited to, price fluctuations above predetermined thresholds from the prior day and validation against similar funds or indices. Variances are investigated, further analysis is performed and resolutions are appropriately documented.

The fair value of assets in the Separate Accounts in Level 2 consists of bonds based on the valuation methods described above. The fair value of assets in the Separate Accounts in Level 3 consists of bonds based on valuation methods described above and mortgage loans based on the valuation method described below.

Investments Measured Using the NAV Practical Expedient

Separate account assets include hedge funds where the fair value is based on the NAV obtained from the fund managers. Investment strategies related to separate account hedge funds include multi-strategy primarily invested in U.S. and international equity, fixed income, long/short equity, loans, precious metals, real estate, derivatives, privately held companies and private partnerships. The redemption frequency can be daily, monthly, quarterly, semi-annually or annually. The remaining lockup period ranges from zero to 35 months as of December 31, 2024. There are no unfunded commitments of investments measured using the NAV practical expedient as of December 31, 2024.

LEVEL 3 RECONCILIATION

The tables below present a reconciliation of the beginning and ending balances of the Level 3 financial instruments that are carried at fair value using significant unobservable inputs:

					Total Gains or (Losses)
	January 1,	Transfers Into	Transfers Out		Included in	Included in				December 31,
	2024	Level 3 (1)	of Level 3 (1)		Net Income	Surplus	Purchases	Sales	Settlements	2024
	(In Millions)
Bonds
Issuer obligations	$7	$26 (2)	($7)	(2)		($2)	$1		$2	$27
Preferred stocks
Industrial and misc	1									1
Common stocks
Industrial and misc	65				$4		52	($42)		79
Derivatives, net	2,076				1,186	140	1,531	(1)	(2,143)	2,789
Other invested assets	169					2	30		(3)	198
Total	$2,318	$26	($7)		$1,190	$140	$1,614	($43)	($2,144)	$3,094

					Total Gains or (Losses)
	January 1,	Transfers Into	Transfers Out		Included in	Included in				December 31,
	2023	Level 3 (1)	of Level 3 (1)		Net Loss	Surplus	Purchases	Sales	Settlements	2023
	(In Millions)
Bonds
Issuer obligations	$14	$17 (2)	($19)	(3)		($1)			($4)	$7
LBASS	4		(4)	(2)						—
Preferred stocks
Industrial and misc	4					(3)				1
Common stocks
Industrial and misc	65				$5		$56	($59)	(2)	65
Money market funds		7 (2)	(8)	(4)	1
Derivatives, net	877				727	249	1,154		(931)	2,076
Other invested assets	116				(14)	20	168	(117)	(4)	169
Total	$1,080	$24	($31)		$719	$265	$1,378	($176)	($941)	$2,318

(1) Transfers in and/or out are recognized at the end of each quarter.

(2) Transferred into/out of Level 3 due to carrying value adjustments down to fair value and reclassifications to Issuer Obligations.

(3) Transferred out of Level 3 due to changes in fair value.

(4) Transferred out of Level 3 due to changes in classification.

The admitted values and fair values of the Company's financial instruments are presented in the following table:

	December 31, 2024
							Not
							Practicable
	Fair	Admitted					(Carrying
	Value	Value	Level 1	Level 2	Level 3	NAV	Value)
	(In Millions)
Assets:
Bonds	$76,800	$82,251		$68,079	$8,721
Preferred stocks	1	1			1
Common stocks (1)	155	155	$76		79
Mortgage loans	18,332	19,596		16,875	1,457
Cash, cash equivalents and short-term investments	2,864	2,864	2,844	20
Contract loans	8,527	8,527			8,527
Derivatives, net	1,390	2,173	9	(1,408)	2,789
Securities lending reinvested collateral assets	1,793	1,793		1,793
Other invested assets (1)	1,027	1,076		802	225
Separate account assets	71,598	72,114	62,698	6,849	406	$1,645
Liabilities:
Liability for deposit-type contracts (2)	28,405	28,687		21,482	6,923
Separate account liability for deposit-type contracts	8	8			8

	December 31, 2023
							Not
							Practicable
	Fair	Admitted					(Carrying
	Value	Value	Level 1	Level 2	Level 3	NAV	Value)
	(In Millions)
Assets:
Bonds	$71,551	$76,921		$64,220	$7,331
Preferred stocks	1	1			1
Common stocks (1)	143	142	$77		66
Mortgage loans	16,238	18,648			16,238
Cash, cash equivalents and short-term investments	3,018	3,018	2,941	22	55
Contract loans	8,187	8,187			8,187
Derivatives, net	1,149	1,612	36	(962)	2,075
Securities lending reinvested collateral assets	3,096	3,096		3,096
Other invested assets (1)	1,523	1,563		1,323	200
Separate account assets	65,143	65,576	58,753	4,386	811	$1,193
Liabilities:
Liability for deposit-type contracts (2)	21,669	21,914		15,964	5,705
Separate account liability for deposit-type contracts	6	6			6

(1) Excludes investments accounted for under the equity method.

(2) Excludes deposit liabilities with no defined or contractual maturities.

The tables above exclude the following financial instruments: investment income due and accrued, derivatives collateral receivable and payable and payable for securities lending. The fair value of these financial instruments, which are primarily classified as Level 2, approximates carrying value as they are short-term in nature such that there is minimal risk of material changes in fair value due to changes in interest rates or counterparty credit.

The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2024 and 2023:

MORTGAGE LOANS

The fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

CASH, CASH EQUIVALENTS, AND SHORT-TERM INVESTMENTS (INCLUDING SECURITIES LENDING REINVESTED COLLATERAL ASSETS)

For cash and cash equivalents with maturities of three months or less from date of purchase, their fair values approximate their book/adjusted carrying values due to their short maturities. For short-term investments with maturities of one year or less from date of purchase, excluding cash equivalents and money market mutual funds, their fair values are determined using similar valuation techniques as described above for bonds. Cash equivalents that are money market mutual funds have fair values that approximate their book/adjusted carrying values due to the short maturities of the underlying investments of the funds. Securities lending reinvested collateral assets that are primarily reverse purchase agreements have fair values that approximate their book/adjusted carrying values due to their short maturities.

CONTRACT LOANS

Contract loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract's cash surrender value, making these assets fully secured by the cash surrender value of the contracts. Therefore, the carrying amount of the contract loans is a reasonable approximation of fair value.

OTHER INVESTED ASSETS

Other invested assets consist primarily of surplus note investments held from other insurance providers and WCFIs that are NAIC rated 1 or 2. The fair values of the surplus note investments are priced by an independent pricing service as described for bonds above. The WCFIs are held at accreted book value which approximates fair value due to the short-term nature of the investment.

LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The primary methods used to determine the fair value of liability for deposit-type contracts are: discounted cash flow methodologies using significant unobservable inputs, discounted cash flow methodologies using current market risk-free interest rates and adding a spread to reflect nonperformance risk and the use of observable inputs, such as quoted prices for identical or similar instruments from third-party pricing services. The fair value of deposit-type contracts issued at floating rates or that are short-term in nature approximate their carrying value.

SEPARATE ACCOUNT LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The statement value of separate account liability for deposit-type contracts is reported under separate account liabilities and is a reasonable estimate of their fair value because the contractual interest rates are variable and based on current market rates.

5.	DERIVATIVE INSTRUMENTS

The Company primarily utilizes derivative instruments to manage its exposure to interest rates, foreign currency, and equity risk (collectively “market risk”) and credit risk. Derivative instruments are also used to manage the duration mismatch of general account assets and liabilities. Derivatives may be exchange-traded or contracted in the over-the-counter (OTC) market. The Company’s OTC derivatives are primarily bilateral contracts between two counterparties. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties. The Company utilizes a variety of derivative instruments including swaps, exchange-traded futures and options.

The following table summarizes the notional amount, net carrying value, and net fair value of the Company's derivative instruments by derivative type. Cash collateral received from or pledged to counterparties is not included in the amounts below.

	Notional Amount	Net Carrying Value	Net Fair Value
	(In Millions)
December 31, 2024:
Equity call options	$69,335	$2,789	$2,789
Equity futures	2,135	9	9
Foreign currency swaps	8,546	157	11
Interest rate swaps	11,414	(782)	(1,419)
Total	$91,430	$2,173	$1,390

December 31, 2023:
Equity call options	$26,853	$2,077	$2,077
Equity futures	3,129	36	36
Equity total return swaps	160	(2)	(2)
Foreign currency swaps	8,807	197	136
Interest rate swaps	9,294	(696)	(1,098)
Total	$48,243	$1,612	$1,149

Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded in the statements of admitted assets, liabilities and capital and surplus - statutory basis. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as foreign currency swaps.

COLLATERAL

For OTC and OTC-cleared derivatives, the Company pledges and receives cash and asset collateral. Cash collateral received from counterparties was $2.3 billion and $1.5 billion as of December 31, 2024 and 2023, respectively. Cash collateral pledged to counterparties was $609 million and $344 million as of December 31, 2024 and 2023, respectively.

As of December 31, 2024 and 2023, the Company had also accepted collateral, consisting of various securities, of $224 million and $44 million, respectively, which are held in separate custodial accounts. As of December 31, 2024 and 2023, none of this collateral had been repledged.

The Company is required to pledge initial margin for all futures contracts. The amount of required margin is determined by the exchange on which it is traded. Cash pledged for initial margin was $9 million and $36 million as of December 31, 2024 and 2023, respectively. Assets pledged to satisfy this requirement for initial margin were $86 million and $118 million as of December 31, 2024 and 2023, respectively.

As of December 31, 2024 and 2023, the Company provided collateral in the form of various securities of $1.3 billion and $1.0 billion, respectively, which are included in bonds. The counterparties are permitted by contract to sell or repledge this collateral.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company offers life insurance products with indexed account options. The interest credited on the indexed accounts is a function of the underlying domestic and/or international equity index, subject to various caps, thresholds and participation rates.

The Company utilizes equity call options to hedge the credit paid to the policyholder on the underlying index for its life insurance products with indexed account options. These equity call options are contracts to buy the index at a predetermined time at a contracted price. The contracts will be net settled in cash based on differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums. These equity call options are designated as a fair value hedge under statutory accounting principles with changes in fair value recorded in net realized capital gains (losses) less tax.

The Company utilizes foreign currency interest rate swap agreements to convert floating foreign denominated liabilities to floating U.S. dollar liabilities. A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies, and the agreement to re-exchange the currencies at a future date, at an agreed-upon exchange rate. There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon interest rates, exchange rates and the exchanged principal amounts. The Company enters into these agreements primarily to manage the currency risk associated with investments and liabilities that are denominated in foreign currencies.

For the years ended December 31, 2024, 2023 and 2022, $932 million, $841 million and $728 million, respectively, of option premium expense recorded in net investment income for equity options hedging indexed life insurance products was excluded from the assessment of hedge effectiveness. For all other hedging relationships, no component of the hedging instrument’s fair value was excluded from the assessment of hedge effectiveness.

For the years ended December 31, 2024, 2023 and 2022, the Company recorded $12 million, $30 million and $36 million, respectively, in unrealized capital gain resulting from derivatives that no longer qualified for hedge accounting.

DERIVATIVES DESIGNATED AS CASH FLOW HEDGES

The Company utilizes foreign currency interest rate swap agreements to convert fixed or floating foreign denominated liabilities to U.S. dollar fixed liabilities.

The Company also utilizes interest rate swaps to hedge against reinvestment risk embedded in products with long durations. An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is 40 years. The Company may discontinue cash flow hedge accounting because it is no longer probable that the forecasted transaction will occur by the end of the originally specified time period or within two months of the anticipated date. The Company did not have cash flow hedges that have been discontinued.

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS

The Company offers a rider on certain variable annuity contracts that guarantees net principal over specified periods, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions.

The Company may utilize total return swaps, exchange-traded futures and equity put options based upon domestic and international equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products. Total return swaps are swaps whereby the Company agrees to exchange the difference between the economic risk and reward of an equity index and a floating rate of interest, calculated by reference to an agreed upon notional amount. Cash is paid and received over the life of the contract based on the terms of the swap. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily fair value of those contracts. The equity put options involve the exchange of an upfront payment for the return, at the end of the option agreement, of the equity index below a specified strike price. The Company also utilizes interest rate swaps to manage interest rate risk in the variable annuity products.

The Company offers fixed indexed annuity products where interest is credited to the policyholder’s account balance based on domestic and/or international equity index changes, subject to various caps or participation rates. The Company utilizes total return swaps, exchange-traded equity futures and equity call options based upon market indices to economically hedge the interest credited to the policyholder based upon the underlying equity index. These equity call option contracts involve the exchange of an upfront premium payment for the return, at the end of the option agreement, of the differentials in the index at the time of exercise and the strike price subject to a cap.

Interest rate swaps are used by the Company to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities.

Foreign currency interest rate swap agreements are used to convert foreign-denominated assets or liabilities to U.S. dollar assets or liabilities.

The average and ending fair value of derivatives not designated as hedging instruments during and as of the periods presented are as follows:

	December 31, 2024			December 31, 2023
	Asset	Liability	Average Asset (Liability)	Asset	Liability	Average Asset (Liability)
	(In Millions)
Equity call options	$650		$554	$349		$236
Equity futures	9		30	36		44
Equity put options						1
Equity total return swaps			(1)		$2	(2)
Foreign currency swaps	352	$151	174	297	121	232
Interest rate swaps		119	(73)	29	150	(137)
Total	$1,011	$270	$684	$711	$273	$374

The following table summarizes the surplus and net realized capital gains (losses) impact from derivative instruments not designated as hedging instruments:

	Years Ended December 31,			Years Ended December 31,
	2024	2023	2022	2024	2023	2022
	Surplus			Net Realized Capital Gains (Losses)
	(In Millions)
Equity call options	$140	$250	($336)	$585	$164	$132
Equity futures	159	(163)	104	(435)	(201)	233
Equity total return swaps	2	(2)	2
Foreign currency swaps	25	(80)	94	8		128
Interest rate swaps		(1)	3	29	(8)	(1,100)
Total	$326	$4	($133)	$187	($45)	($607)

For the years ended December 31, 2024, 2023 and 2022, net losses from periodic net settlements and amortization recorded in net investment income were $322 million, $271 million and $188 million, respectively.

For equity call options with deferred financing premiums which are paid at the end of the derivative contract, summarized in the tables below are the undiscounted future settled premium commitments, equity call option fair value and equity call option fair value excluding impact of discounted future settled premiums:

Premium Payments Due (1)
(In Millions)
Years Ending December 31:
2025	$50
2026	49
2027	123
2028	25
Total	$247

(1) Premium payments are expected to be made monthly, based upon current maturity date of derivative contracts.

	December 31,
	2024	2023
	(In Millions)
Undiscounted future premium commitments	$247	$530
Equity call option fair value	649	697
Equity call option fair value excluding impact of discounted future settled premiums	649	697

DERIVATIVES DESIGNATED AS HEDGING UNDER SSAP NO. 108

The hedged obligation consists of a portion of the Company's guaranteed benefits on variable annuity contracts, including related minimum benefit guarantees that is sensitive to interest rate movement. Changes in interest rates impact the present value of future product cash flows (discount rate), as well as the value of the investments comprising the account value to be assessed against the guarantee. The hedged portion of the block is determined on a monthly basis based on the percentage of the economic liability being hedged.

Interest rate risk may be hedged by a duration matched portfolio of interest sensitive derivatives, such as treasury futures, interest rate swaps, interest rate swaptions or treasury caps/floors. The Company entered into this hedging relationship effective January 1, 2022 and no changes have been made to the hedging strategy since inception. Hedge effectiveness is measured in accordance with the requirements outlined under SSAP No. 108 on a quarterly basis, both prospectively and retrospectively, and remains highly effective as of December 31, 2024.

The following table summarizes the scheduled amortization for the recognition of gains/losses and deferred assets and liabilities:

	Deferred Assets	Deferred Liabilities
	(In Millions)
Amortization Year:
2025	$49
2026	49
2027	49
2028	49
Thereafter	200
Total	$396	$—

The following table presents the rollforward of future amortization and total deferred balance:

	Years Ended December 31,
	2024	2023
	(In Millions)
Prior year total deferred balance	$214	$328
Current year amortization	(34)	(38)
Current year deferred recognition	216	(76)
Ending deferred balance	$396	$214

The following table presents the open derivative removed from SSAP No. 108 and captured in scope of SSAP No. 86:

	Years Ended December 31,
	2024	2023
	(In Millions)
Total derivative fair value change		$7
Change in fair value reflected as a deferred asset/liability under SSAP No. 108		(4)
Unrealized gain/loss recognized for derivative under SSAP No. 86	$—	$3

The following table presents the open derivative removed from SSAP No. 86 and captured in scope of SSAP No. 108:

	Years Ended December 31,
	2024	2023
	(In Millions)
Total derivative fair value change	($37)	$6
Unrealized gain/loss recognized prior to reclassification to SSAP No. 108
Fair value changes available for applicants under SSAP No. 108	($37)	$6

The Company did not have any hedging strategies no longer identified as highly effective previously captured within the scope of SSAP No. 108. The Company did not elect to terminate the hedging strategy and/or discontinue the special accounting provisions permitted within SSAP No. 108.

DERIVATIVE CREDIT EXPOSURE

The Company is exposed to credit-related losses in the event of nonperformance by derivative counterparties to OTC derivatives. The Company manages its credit risk by dealing with creditworthy counterparties, establishing risk-control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate. In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned.

The Company’s OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty. The net position with each counterparty is calculated as the aggregate fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received. These master netting agreements include collateral arrangements with derivative counterparties, which require positions be marked to market and margined on a daily basis by the daily settlement of variation margin. The Company has minimal counterparty exposure to credit-related losses in the event of nonperformance by these counterparties.

The OTC agreements may include a termination event clause associated with financial strength ratings assigned by certain independent rating agencies. If these financial strength ratings were to fall below a specified level, as defined within each counterparty master agreement, or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master agreement with payment due based on the net fair value of the underlying derivatives. As of December 31, 2024 and 2023, the Company’s financial strength ratings were above the specified level.

The Company’s credit exposure is measured on a counterparty basis as the net positive fair value of all derivative positions with the counterparty, net of income or expense accruals and collateral received. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance for the years ended December 31, 2024, 2023 and 2022. The Company does not expect any counterparties to fail to meet their obligations given their investment-grade ratings.

6.	INCOME TAXES

The components of net deferred tax assets (DTAs) and deferred tax liabilities (DTLs) are as follows:

	December 31, 2024			December 31, 2023
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$1,977	$90	$2,067	$1,676	$81	$1,757
Statutory valuation allowance adjustment
Adjusted gross DTAs	1,977	90	2,067	1,676	81	1,757
Nonadmitted DTAs	205		205	337		337
Net admitted DTAs	1,772	90	1,862	1,339	81	1,420
DTLs	139	714	853	125	549	674
Net admitted DTAs (DTLs)	$1,633	($624)	$1,009	$1,214	($468)	$746

				Change during 2024
				Ordinary	Capital	Total
				(In Millions)
Gross DTAs				$301	$9	$310
Statutory valuation allowance adjustment
Adjusted gross DTAs				301	9	310
Nonadmitted DTAs				(132)		(132)
Net admitted DTAs				433	9	442
DTLs				14	165	179
Net admitted DTAs (DTLs)				$419	($156)	$263

The admission calculation components of SSAP No. 101, Income Taxes, are as follows:

	December 31, 2024			December 31, 2023
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Millions)
Federal income taxes paid in prior years recoverable through loss carrybacks
Adjusted gross DTAs expected to be realized after application of the threshold limitation	$1,009		$1,009	$746		$746
Adjusted gross DTAs expected to be realized following the balance sheet date	1,009		1,009	746		746
Adjusted gross DTAs allowed per limitation threshold			1,670			1,656
Adjusted gross DTAs offset by gross DTLs	139	$714	853	125	$549	674
DTAs admitted as the result of application of SSAP No. 101	$1,148	$714	$1,862	$871	$549	$1,420

				Change during 2024
				Ordinary	Capital	Total
				(In Millions)
Federal income taxes paid in prior years recoverable through loss carrybacks				$—		$—
Adjusted gross DTAs expected to be realized after application of the threshold limitation				263		263
Adjusted gross DTAs expected to be realized following the balance sheet date				263		263
Adjusted gross DTAs allowed per limitation threshold						14
Adjusted gross DTAs offset by gross DTLs				14	$165	179
DTAs admitted as the result of application of SSAP No. 101				$277	$165	$442

The ratio percentage and adjusted capital and surplus used to determine recovery period and threshold limitation are as follows:

	December 31,
	2024	2023
	($ In Millions)
Ratio percentage	1,007%	1,017%
Amount of adjusted capital and surplus	$11,134	$11,037

As of December 31, 2024 and 2023, there was no impact on adjusted gross and net admitted DTAs due to tax planning strategies. The Company's tax planning strategies did not include the use of reinsurance.

Federal income taxes are as follows:

	Years Ended December 31,			Change	Change
	2024	2023	2022	2024-2023	2023-2022
	(In Millions)
Federal income tax expense (benefit)	$79	($26)	$9	$105	($35)
Federal income taxes on net capital gains (loss)	(8)	57	22	(65)	35
Other		5		(5)	5
Total	$71	$36	$31	$35	$5

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

	December 31,
	2024	2023	Change
	(In Millions)
DTAs:
Ordinary:
Policyholder reserves	$899	$753	$146
Deferred acquisition costs	600	549	51
Tax credit carryforward	344	255	89
Compensation and benefits accrual	75	74	1
Fixed assets	45	32	13
Policyholder dividend accruals	2	2
Other	12	11	1
Total	1,977	1,676	301
Statutory valuation allowance adjustment
Nonadmitted DTAs	205	337	(132)
Admitted ordinary DTAs	1,772	1,339	433

Capital:
Investments	90	81	9
Net admitted DTAs	1,862	1,420	442

DTLs:
Ordinary:
Investments	133	118	15
Other	6	7	(1)
Total	139	125	14

Capital:
Investments	714	549	165

DTLs	853	674	179

Net admitted DTAs	$1,009	$746	$263

The change in net deferred income taxes, exclusive of the nonadmitted assets, is as follows:

	December 31,
	2024	2023	Change
	(In Millions)
Total DTAs	$2,067	$1,756	$311
Total DTLs	853	674	179
Net DTA	$1,214	$1,082	132
Excluding tax effect of unrealized gains (losses)			15
Change in net deferred income tax			147
Tax credits not reflected in change in net deferred income tax			(89)
Change in net operating deferred income tax			$58

Federal income tax expense (benefit) is different from that which would be incurred by applying the statutory Federal income tax rate of 21% to income before income taxes. The significant items causing these differences are as follows:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Provision computed at statutory rate	$31	$1	$11
Tax impact from affiliates	22	(3)	19
Tax impact from surplus activities	24	(20)	(13)
Foreign tax reclaims		5
Prior year tax adjustments	(10)	(8)
Tax credits	(19)	(18)	(17)
Taxes allocated under tax sharing agreement	(16)	(19)	(23)
Dividend received deduction	(29)	(26)	(31)
Tax impact from derivative gains from surplus	49	46	(112)
Interest accrual	(25)
Other	(14)	(16)	(7)
Total statutory income tax	$13	($58)	($173)

Federal income taxes incurred	$71	$36	$31
Change in net deferred income taxes	(58)	(94)	(204)
Total statutory income tax	$13	($58)	($173)

The Company had no net operating loss carry-forwards available for tax purposes. The Company has $344 million of tax credit carry-forwards that originated in 2023 and 2024 and will expire in 2043 and 2044. The Company had no Alternative Minimum Tax credit carry-forward. The Company had no adjustments of DTAs and DTLs for enacted changes in tax laws or a change in tax status. The Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs. The Company had no deposits under Section 6603 of the Internal Revenue Code.

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

	Ordinary	Capital
	(In Millions)
2024 estimated
2023		$41
2022		29

The Company had no federal or foreign income tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within 12 months from December 31, 2024.

PMHC and its subsidiaries file income tax returns in the U.S. Federal and various state jurisdictions. PMHC is under continuous audit by the Internal Revenue Service (IRS) and is audited periodically by some state taxing authorities. The IRS is currently examining PMHC’s tax returns for the years ended December 31, 2013 through 2022. The exam of the Federal tax returns through tax years ended December 31, 2012 has been completed and certain issues are under appeals. The State of California is auditing the tax year ended December 31, 2009 and certain issues are under protest. The Company does not expect the current Federal and California audits to result in any material assessments.

The Inflation Reduction Act enacted on August 16, 2022 is effective January 1, 2023 and imposes a 15% CAMT on corporations with three-year average adjusted financial statement income over $1.0 billion. The CAMT is payable to the extent the CAMT liability exceeds the regular corporate income tax liability; however, any CAMT paid would be available as a credit with indefinite carryover that could reduce future regular tax in excess of CAMT.

Following the guidance of Statutory Accounting Principles Working Group INT 23-03, the Company has determined that it is an applicable reporting entity starting in 2024. CAMT has not been recognized on the financial statements - statutory basis for the year ended December 31, 2024, since the Company's regular tax liability exceeds its CAMT liability.

7.	BORROWED MONEY

The Company maintains a commercial paper program with available borrowings up to $1.0 billion as of December 31, 2024 and 2023. There was no commercial paper debt outstanding as of December 31, 2024 and 2023. The Company maintains a $1.0 billion senior revolving credit facility available to both borrowers (the Company and Pacific LifeCorp) up to the full commitment amount with a maturity date of June 2026. This facility serves as a back-up line of credit to the commercial paper program. Interest is at variable rates. This facility had no debt outstanding as of December 31, 2024 and 2023. The revolving credit facility has certain debt covenants and the Company was in compliance with those debt covenants as of December 31, 2024.

The Company maintains a reverse repurchase line of credit with an unaffiliated financial institution. There was no debt outstanding in connection with this line of credit as of December 31, 2024 and 2023.

The Company is a member of the Federal Home Loan Bank (FHLB) of Topeka. The Company is eligible to receive advances from the FHLB based on a percentage of the Company’s statutory general account assets provided it has sufficient available eligible collateral and is in compliance with the FHLB requirements, debt covenant restrictions and insurance laws and regulations. The Company's estimated maximum borrowing capacity (after taking into account required collateralization levels) was $7.8 billion and $6.0 billion as of December 31, 2024 and 2023, respectively. However, asset eligibility determination is subject to the FHLB's discretion and to the availability of qualifying assets at the Company. The Company received advances under short-term debt arrangements to provide for additional liquidity, which were accounted for as borrowed money under SSAP No. 15, Debt and Holding Company Obligations. There was no debt outstanding with the FHLB as of December 31, 2024 and 2023.

Through its membership, the Company has issued funding agreements to the FHLB in exchange for cash advances. The Company uses these funds in an investment spread strategy, consistent with its other investment spread business. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. The funding agreement liabilities are included in liability for deposit-type contracts.

The collateral pledged to the FHLB is as follows:

	December 31, 2024			December 31, 2023
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
	(In Millions)
General Account: (1)
Total collateral pledged	$10,930	$11,609	$1,690	$8,193	$9,271	$1,424
Maximum collateral pledged	10,930	11,609	1,690	8,193	9,271	1,424

(1)   In 2023, the Company entered into a Subsidiary Collateral and Security Agreement with PAH to pledge certain affiliate collateral to the FHLB on behalf of the Company.

The amount borrowed from the FHLB is as follows:

	December 31, 2024		December 31, 2023
	General Account	Funding Agreement Reserves Established	General Account	Funding Agreement Reserves Established
	(In Millions)
Funding agreements	$1,690	$1,696	$1,424	$1,429
Total	$1,690	$1,696	$1,424	$1,429

The maximum borrowing from FHLB is as follows:

	General Account
	Years Ended December 31,
	2024	2023
	(In Millions)
Debt	$100	$540
Funding agreements	1,890	1,457
Total	$1,990	$1,997

The Company's debt borrowings from FHLB are not subject to prepayment obligations. The Company's funding agreements with the FHLB are subject to prepayment obligations.

The Company is required to purchase stock in FHLB of Topeka each time it receives an advance. As of December 31, 2024 and 2023, the Company held $78 million and $66 million, respectively, of restricted FHLB of Topeka stock, primarily consisting of membership Class B stock, which is recorded in common stock. None of the membership stock is eligible for redemption.

8.	CAPITAL AND SURPLUS

DIVIDEND RESTRICTIONS

The payment of dividends by the Company to Pacific LifeCorp is subject to restrictions set forth in the State of Nebraska insurance laws. These laws require (i) notification to the NE DOI for the declaration and payment of any dividend and (ii) approval by the NE DOI for accumulated dividends within the preceding twelve months that exceed the greater of 10% of statutory policyholder surplus as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Based on these restrictions and 2024 statutory results, the Company could pay up to $756 million in dividends in 2025 to Pacific LifeCorp, without prior approval by the NE DOI, subject to the notification requirement. Within the dividend restrictions, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There are no other restrictions on unassigned surplus.

No dividends were paid during the years ended December 31, 2024, 2023 and 2022.

UNASSIGNED SURPLUS

The portion of unassigned surplus represented by cumulative unrealized gains, net, as of December 31, 2024 and 2023 was $1.2 billion and $682 million, respectively.

SPECIAL SURPLUS ADJUSTMENTS

During the year ended December 31, 2024, significant changes in the balance of special surplus funds from the prior year are due to admittance of negative IMR and unrealized gain/(loss) from derivatives under SSAP 108. There were no significant changes in the balance of special surplus funds for the years ended December 31, 2023 and 2022.

SURPLUS NOTES

The carrying values of surplus notes are shown below:

	December 31,
	2024	2023
	(In Millions)
2009 Surplus Notes	$300	$300
2013 Surplus Note	406	406
2017 Surplus Notes	749	749
Total	$1,455	$1,455

In December 2023, with the approval of the NE DOI, the Company repaid the full $134 million of the 1993 Surplus Notes.

2009 Surplus Notes:

In June 2009, the Company issued $1.0 billion of surplus notes at a fixed interest rate of 9.25%, maturing in June 2039 (2009 Surplus Notes). Interest is payable semiannually on June 15 and December 15. Total interest and principal paid on a cumulative basis was and $1.1 billion and $700 million, respectively, as of December 31, 2024. Interest paid on the 2009 Surplus Notes amounted to $28 million, $28 million and $63 million for the years ended December 31, 2024, 2023 and 2022, respectively, and is included in net investment income. During the years ended December 31, 2024 and 2023, no principal was paid. In September 2022, with the approval of the Director of the NE DOI, the Company repurchased and retired $85 million of the 2009 Surplus Notes. The Company may redeem all or a portion of the 2009 Surplus Notes at its option, subject to the prior approval of the Director of the NE DOI for such optional redemption. The 2009 Surplus Notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company. Each payment of interest on and the repayment of principal of the 2009 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The Company had entered into interest rate swaps converting these surplus notes to variable rate notes based upon the LIBOR. During the year ended December 31, 2011, the interest rate swaps were terminated. Deferred gains related to the termination of the interest rate swaps were recorded directly to surplus in other surplus adjustments and are amortized as a reduction of interest expense over the life of the surplus notes using the effective interest method. As of December 31, 2024, total unamortized gains were $80 million. Amortization totaled $3 million for the years ended December 31, 2024, 2023 and 2022.

The 2009 Surplus Notes were issued pursuant to Rule 144A under the Securities Act of 1933, underwritten by Goldman Sachs & Co., UBS Investment Bank and Wachovia Securities. U.S. Bank has been appointed as fiscal agent to act as registrar, principal paying agent and transfer agent with respect to the 2009 Surplus Notes. The 2009 Surplus Notes are held by bank custodians for unaffiliated investors and may hold 10% or more of the outstanding notes at any time.

2013 Surplus Note:

In January 2013, the Company issued a $500 million, 30-year surplus note to its parent, Pacific LifeCorp, at a fixed interest rate of 5.125%, with semi-annual interest payments due January 25 and July 25, maturing in January 2043 (2013 Surplus Note). Each payment of interest on and the repayment of principal of the 2013 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The 2013 Surplus Note is unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company. Total interest and principal paid on a cumulative basis was $263 million and $90 million, respectively, as of December 31, 2024. Interest paid on the 2013 Surplus Note amounted to $21 million, $21 million and $20 million for the years ended December 31, 2024, 2023 and 2022, respectively, and is included in net investment income. There was no principal paid during the years ended December 31, 2024, 2023 and 2022.

2017 Surplus Notes:

In October 2017, with the approval of the Director of the NE DOI, the Company issued $750 million of 4.3% surplus notes maturing in October 2067 (2017 Surplus Notes). The 2017 Surplus Notes accrue interest at a fixed rate of 4.3% through October 23, 2047, and thereafter until maturity at a floating rate equal to the three-month LIBOR for deposits in U.S. dollars plus 2.796%. The loan agreement contains fallback language in the event LIBOR becomes unavailable. Interest is payable semiannually on April 24 and October 24 until and including October of 2047, and thereafter quarterly on January 24, April 24, July 24 and October 24 of each year, commencing on January 24, 2048. Total interest and principal paid on a cumulative basis was $226 million and zero, respectively, as of December 31, 2024. Interest paid on the 2017 Surplus Notes amounted to $32 million for the years ended December 31, 2024, 2023 and 2022, and is included in net investment income. There was no principal paid during the years ended December 31, 2024, 2023 and 2022.

The 2017 Surplus Notes were issued pursuant to Rule 144A under the Securities Act of 1993, underwritten by Barclays, Citigroup, Credit Suisse, Wells Fargo Securities and Goldman Sachs & Co. LLC. The Company may redeem all or a portion of the 2017 Surplus Notes at its option any time on or after October 2047 at the redemption price described under the terms of the 2017 Surplus Notes subject to the prior approval of the Director of the NE DOI for such optional redemption. Each payment of interest on and the repayment of principal of the 2017 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The 2017 Surplus Notes are held by bank custodians for unaffiliated investors and may hold 10% or more of the outstanding notes at any time. The 2017 Surplus Notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company.

9.	REINSURANCE

The Company has reinsurance contracts with other insurance companies and affiliates to limit potential losses, reduce exposure from larger mortality risks, and provide additional capacity for growth. As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers, or other features at any time.

The ceding of risk does not discharge the Company from its primary obligations to contract owners. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Reserve adjustments on reinsurance ceded in the statements of operations - statutory basis relate to amounts ceded by the Company in connection with modified coinsurance reinsurance agreements. The amounts included in revenue adjustments on reinsurance ceded primarily represent ceded current and future policy benefits, net investment income, and net realized capital gains (losses) less tax related to these agreements.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company.

For the years ended December 31, 2024, 2023 and 2022, premiums assumed were ($9) million, $1.0 billion and $1.2 billion, and premiums ceded were $3.3 billion, $12.7 billion and $2.6 billion, respectively. As of December 31, 2024 and 2023, reserve credits recorded on ceded reinsurance were $19.0 billion and $17.1 billion, respectively.

Amounts recoverable from reinsurers on paid losses, included in other assets, were $305 million and $355 million as of December 31, 2024 and 2023, respectively. Reinsurance recoveries for unpaid losses, included in other liabilities, totaled $370 million and $334 million as of December 31, 2024 and 2023, respectively.

The Company had ceded and assumed reinsurance contracts in place with Scottish Re (U.S.), Inc. (Scottish Re), a reinsurer whose financial stability deteriorated. In March 2019, Scottish Re's domiciliary state regulator issued a rehabilitation and injunction order, in which the regulator shall conduct and continue business of the reinsurer. In July 2023, the court granted a liquidation order for Scottish Re, which terminated the reinsurance contracts as of September 30, 2023. For the year ended December 31, 2024 and 2023, the Company wrote off zero and $39 million of claims incurred and zero and $3 million of other for uncollectible reinsurance, respectively, from Scottish Re. The impairment was reported in the statements of operations - statutory basis and was reclassified from a change in nonadmitted assets on the statements of capital and surplus - statutory basis. Therefore, there was no impact on total capital and surplus as of December 31, 2024 and 2023. As of December 31, 2024, timing of expected settlements of the reinsurance recoverables is not certain. The Company does not expect the financial deterioration of the reinsurer to have a material adverse effect on the Company's financial statements - statutory basis as of December 31, 2024.

Scottish Re's reinsurance recoverable amounts from paid claims incurred prior to the reinsurance contract cancellation and which are not in dispute were $15 million and $14 million as of December 31, 2024 and 2023, respectively, and are reported in other assets. Total amounts recoverable from Scottish Re's estate for claims incurred before the reinsurance contract cancellation and other amounts expected to be recovered were $1 million and $9 million, respectively, as of December 31, 2024 and $2 million and $10 million, respectively, as of December 31, 2023, and were nonadmitted. The net amount owed to Scottish Re’s estate was $46 million and $53 million as of December 31, 2024 and 2023, respectively, consisting of $61 million of contract claims reported in other liabilities and $15 million of uncollected premiums reported in other assets as of December 31, 2024 and $62 million of contract claims reported in other liabilities and $9 million of uncollected premiums reported in other assets as of December 31, 2023.

As part of a strategic alliance, the Company reinsures risks associated with policies written by an independent producer group primarily through modified coinsurance arrangements with this producer group's reinsurance company. Premiums ceded to this producer group amounted to $474 million, $423 million and $423 million for the years ended December 31, 2024, 2023 and 2022, respectively. Direct premiums written or produced by this producer group amounted to $497 million, $409 million and $319 million for the years ended December 31, 2024, 2023 and 2022, respectively.

The estimated amount of the aggregate reduction in surplus of termination of all reinsurance agreements, by either party, was $2.7 billion and $2.3 billion as of December 31, 2024 and 2023, respectively.

In September 2023, the Company signed an indemnity reinsurance agreement with Hannover Life Reassurance Company of America (Bermuda) LTD to cede risks under certain indexed universal life insurance policies issued by the Company, effective December 31, 2023. The reinsurance will be on a coinsurance basis in respect of the Coinsurance Benefits under the Coinsured Policies and on a Yearly Renewable Term (YRT) basis in respect of the YRT Benefits under the YRT Reinsured Policies. The amount of reserve credits taken for new agreements or amendments to existing agreements, which included policies or contracts that were in force or which had existing reserves established by the Company, was $12.2 billion and $11.3 billion as of December 31, 2024 and 2023, respectively.

The Company entered into a YRT reinsurance agreement with Swiss Re effective January 1, 2023, through which the Company cedes mortality risk on a certain block of permanent business.

Effective April 2023, the Company entered into an agreement with Security Life of Denver Insurance Company to recapture two coinsurance/YRT agreements ceding varying amounts of mortality risk related to specific life business. The coinsurance/YRT reserves recaptured were $354 million, reported in current and future policy benefits, and the assets received were $215 million, reported in premiums and annuity considerations.

CEDED AFFILIATED REINSURANCE

The Company cedes certain statutory reserves to affiliated special purpose financial insurance companies and affiliated captive reinsurance companies that are supported by a combination of cash, invested and other assets and third-party excess of loss reinsurance agreement or note facilities. As of December 31, 2024 and 2023, the Company’s total statutory reserve credit was $3.9 billion and $3.6 billion, respectively, which was partially supported by third-party excess of loss reinsurance agreement and note facilities.

The Company utilizes affiliated reinsurers to mitigate the statutory capital impact of NAIC Model Regulation “Valuation of Life Insurance Polices” (Regulation XXX) and NAIC Actuarial Guideline 38 on the Company’s universal life products with flexible duration no lapse guarantee rider (FDNLGR) benefits. PAR Vermont and PBRC are Vermont based special purpose financial insurance companies subject to regulatory supervision by the Vermont Department of Financial Regulation. PAR Vermont and PBRC are wholly-owned subsidiaries of the Company and accredited authorized reinsurers in Nebraska. The Company cedes certain level term life insurance to PBRC and FDNLGR benefits to PAR Vermont and PBRC. Economic reserves, as defined in the PAR Vermont and PBRC reinsurance agreements, are supported by cash and invested and other assets, including funds withheld at the Company.

The reinsurance agreement with PBRC is subject to the requirements of NAIC Actuarial Guideline 48. The reinsurance agreement was effective January 1, 2015 and covers certain level term insurance policies and the FDNLGR benefits on certain covered policies issued from January 1, 2015 through December 31, 2019. For this reinsurance agreement, funds consisting of certain defined assets (Primary Security) in an amount at least equal to the minimum amount required of Primary Security are held by the Company as security under the reinsurance agreement on a funds withheld basis. Funds consisting of other security in an amount at least equal to the portion of the statutory reserves, as to which Primary Security is not held, are held in a trust on behalf of the Company as security under the reinsurance agreement.

The Company has reinsurance agreements with RGBM, a wholly-owned, indirect subsidiary of Pacific LifeCorp domiciled in Bermuda, through which the Company retrocedes statutory reserves for a majority of the underlying YRT treaties on a 100% coinsurance basis to RGBM.

Effective September 2024, the Company entered into a coinsurance with funds withheld agreement to cede certain group annuities to RGBM, recognized as a Reciprocal Jurisdiction Reinsurer in Nebraska. As of December 31, 2024, the Company recognized a reserve credit of $1.0 billion. The transaction generated a gain, net of tax, of $134 million which was reported in unassigned surplus and will be recognized in future periods as earnings emerge from the business reinsured in accordance with NAIC SAP Appendix A-791.

The Company has assumed reinsurance agreements with affiliated reinsurer Pacific Life Re International Limited UK Branch (RIBM UK) through which the Company provides two longevity reinsurance solutions associated with individual annuities and pension schemes. Reserves assumed through this agreement totaled $2.0 billion and $2.7 billion as of December 31, 2024 and 2023, respectively.

Effective January 2024, an amendment was made to the existing in-force longevity treaties between the Company and RIBM UK. The Company increased the quota share assumed under the treaties and paid a ceding commission of $221 million to RIBM UK due to this transaction.

In December 2024, a retrocession treaty between the Company and RIBM UK was terminated. As of December 31, 2024, the Company derecognized $568 million of reserves and recognized a gain, net of tax, of $5 million.

During 2024, RIBM UK terminated certain assumed longevity reinsurance agreements in exchange for cash consideration of $81 million. This consideration was retroceded fully to the Company as part of the retrocession arrangement between RIBM UK and the Company.

The Company has issued policies that have been reinsured by Union Hamilton Reinsurance, Ltd., a Bermuda based subsidiary, which is wholly-owned by Wells Fargo & Company. Wells Fargo & Company provides a broad range of retail banking and brokerage, asset and wealth management, and corporate and investment banking products and services.

10.	EMPLOYEE BENEFIT PLANS

PENSION PLAN

The Company maintains a Supplemental Executive Retirement Plan (SERP) for certain eligible employees. The SERP is a non-qualified defined benefit plan. As of December 31, 2024 and 2023, the benefit obligation and total liability recognized were $80 million. The accrued benefit costs were $63 million and $64 million and the liability for pension benefits was $17 million and $16 million as of December 31, 2024 and 2023, respectively. The fair value of plan assets as of December 31, 2024 and 2023 was zero. Total net periodic benefit cost was $8 million, $14 million and $8 million for the years ended December 31, 2024, 2023 and 2022, respectively. Amounts in unassigned funds (surplus) that have not yet been recognized as components of net period benefit cost consisted of net prior service cost of $1 million and net recognized gains of $16 million as of December 31, 2024 and 2023.

Weighted average assumptions are as follows:

	Years Ended December 31,
Net Periodic Benefit Costs:	2024	2023	2022
Weighted average discount rate	5.65%	5.30%	2.55%
Interest crediting rates /Pre-1994 Retiree Reimbursement Agreement (RRA) subsidy increase (for cash balance plan and other plans with promised interest crediting rates)	5.00%	5.00%	2.75%

	December 31,
	2024	2023
Projected Benefit Obligations:
Weighted average discount rate	5.10%	5.65%
Interest crediting rates/Pre-1994 RRA subsidy increase (for cash balance plan and other plans with promised interest crediting rates)	5.20%	5.45%

The following estimated future payments, which reflect expected future service, as appropriate, are expected to be paid for the pension and postretirement plans:

Amount
(In Millions)
Years Ending December 31:
2025	$7
2026	7
2027	8
2028	9
2029	9
2030 through 2034	44

POSTRETIREMENT BENEFIT PLAN

The Company provides a postretirement defined benefit health care reimbursement plan (the Plan) that provides benefits for eligible retirees and their dependents. As of December 31, 2024 and 2023, the benefit obligation and total liability recognized were $4 million and $3 million, respectively. The accrued benefit costs were $5 million and $5 million and the liability (asset) for pension benefits was $(1) million and $(2) million as of December 31, 2024 and 2023, respectively. The fair value of the plan assets as of December 31, 2024 and 2023 was zero. The Company reserves the right to modify or terminate the Plan at any time. As in the past, the general policy is to fund these benefits on a pay-as-you-go basis.

RETIREMENT INCENTIVE SAVINGS PLAN

The Company provides a Retirement Incentive Savings Plan (RISP) covering all eligible employees. The Company’s RISP matches 100% of each employee’s contribution, up to a maximum of 5% of eligible employee compensation. The Company’s match plus other contributions made by the Company to the RISP amounted to $58 million, $51 million and $47 million for the years ended December 31, 2024, 2023 and 2022, respectively.

OTHER PLANS

The Company has deferred compensation plans that permit eligible employees to defer portions of their compensation and earn interest on the deferred amounts. The interest rate is determined quarterly. The compensation that has been deferred has been accrued and the primary expense related to this plan, other than compensation, is interest on the deferred amounts. As of December 31, 2024 and 2023, the deferred amounts were $175 million and $166 million, respectively. The plan was credited $13 million, $11 million and $9 million for the years ended December 31, 2024, 2023 and 2022, respectively.

11.	RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS AND CHANGE IN INCURRED LOSSES AND LOSS ADJUSTMENT EXPENSES

For whole life and term life policies with flat extra premium, the reserve consists of the regular standard reserve plus 50% of such extra premium. For whole life policies with a substandard rating, the reserve consists of the regular standard reserve plus an extra reserve based on an appropriate multiple of the valuation mortality table. For other policies with a substandard rating or flat extra, mean reserves are based on an appropriate multiple of or addition to the valuation mortality table.

As of December 31, 2024 and 2023, the Company had $12.0 billion and $15.6 billion, respectively, of insurance in force for which gross premiums are less than the net premiums according to the valuation standard set by the State of Nebraska.

For traditional policies, tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as described by the NAIC instructions. For non-traditional universal life type policies, the tabular interest and tabular cost are based on the actual interest credited to and monthly deductions from the policies. For some deferred annuity policies and some immediate payout policies, tabular interest was calculated using basic data.

The tabular interest on deposit funds not involving life contingencies has been determined from actual interest credited to deposits.

The components for other reserve changes, which include the changes in separate account fair value, surrender or alternative comparison values, partial withdrawals, changes in deficiency reserves, changes in CRVM expense allowances, changes in additional actuarial reserves for AGXXXVIII, and impact of valuation system conversion, are as follows:

	December 31,
	2024	2023
	(In Millions)
Ordinary
Life insurance	$111	$426
Individual annuities	(4)	10
Supplementary contracts
Group
Life insurance
Annuities	(25)	98
Total	$82	$534

As of December 31, 2024 and 2023, there were $21 million and $14 million, respectively, in aggregate reserves for accident and health contracts. There were no significant changes in methodology or assumptions of the reserves during the years ended December 31, 2024 and 2023.

12.	ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT-TYPE CONTRACT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of individual annuities, group annuities and deposit-type contracts:

Individual Annuities:	December 31, 2024
	General	Separate Account		% of
	Account	Nonguaranteed	Total	Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$16,182		$16,182	19%
At book value less current surrender charge of 5% or more (1)	7,795		7,795	9%
At fair value		$48,788	48,788	56%
Total with market value adjustment or at fair value	23,977	48,788	72,765	84%
At book value without adjustment	7,493		7,493	8%
Not subject to discretionary withdrawal	6,886	2	6,888	8%
Total (gross: direct + assumed)	38,356	48,790	87,146	100%
Reinsurance ceded	1,663		1,663
Total (net)	$36,693	$48,790	$85,483

Amount included at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date:	$2,616		$2,616

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

Group Annuities:	December 31, 2024
	General	Separate Account		% of
	Account	With Guarantees	Total	Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment
Not subject to discretionary withdrawal	$7,003	$8,654	$15,657	100%
Total (gross: direct + assumed)	7,003	8,654	15,657	100%
Reinsurance ceded	1,026		1,026
Total (net)	$5,977	$8,654	$14,631

Deposit-type Contracts:	December 31, 2024
	General	Separate Account		% of
	Account	Nonguaranteed	Total	Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$180		$180	1%
At fair value		$8	8
Total with market value adjustment or at fair value	180	8	188	1%
At book value without adjustment	4,304		4,304	15%
Not subject to discretionary withdrawal	24,313		24,313	84%
Total (gross: direct + assumed)	28,797	8	28,805	100%
Reinsurance ceded
Total (net)	$28,797	$8	$28,805

Total Individual and Group Annuities and Deposit-type Contracts:	December 31, 2024
	General	Separate Account	Separate Account		% of
	Account	With Guarantees	Nonguaranteed	Total	Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$16,362			$16,362	12%
At book value less current surrender charge of 5% or more (1)	7,795			7,795	6%
At fair value			$48,796	48,796	37%
Total with market value adjustment or at fair value	24,157		48,796	72,953	55%
At book value without adjustment	11,797			11,797	9%
Not subject to discretionary withdrawal	38,202	$8,654	2	46,858	36%
Total (gross: direct + assumed)	74,156	8,654	48,798	131,608	100%
Reinsurance ceded	2,689			2,689
Total (net)	$71,467	$8,654	$48,798	$128,919

Total Individual and Group Annuities and Deposit-type Contracts:	December 31, 2023
	General	Separate Account	Separate Account		% of
	Account	With Guarantees	Nonguaranteed	Total	Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$17,543			$17,543	14%
At book value less current surrender charge of 5% or more (1)	2,092			2,092	2%
At fair value			$46,801	46,801	39%
Total with market value adjustment or at fair value	19,635		46,801	66,436	55%
At book value without adjustment	14,220			14,220	12%
Not subject to discretionary withdrawal	32,803	$6,432	2	39,237	33%
Total (gross: direct + assumed)	66,658	6,432	46,803	119,893	100%
Reinsurance ceded	1,766			1,766
Total (net)	$64,892	$6,432	$46,803	$118,127

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

The following information is obtained from the applicable exhibit in the Company's Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the NE DOI, and are provided to reconcile annuity reserves and deposit-type contract funds and other liabilities without life or disability contingencies to amounts reported in the Annual Statement:

	December 31,
	2024	2023
	(In Millions)
Annual Statement:
Annuities	$42,664	$42,884
Supplementary contracts with life contingencies	6	3
Deposit-type contracts and funding agreements	28,797	22,005
Subtotal	71,467	64,892

Separate Accounts Annual Statement:
Annuities	57,444	53,229
Other contract deposit funds	8	6
Subtotal	57,452	53,235

Total	$128,919	$118,127

13.	ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of life actuarial reserves:

	December 31, 2024
	General Account			Separate Account - Nonguaranteed
	Account	Cash		Account	Cash
	Value	Value	Reserve	Value	Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$2,565	$3,025	$3,069
Universal life with secondary guarantees	5,500	5,449	8,634
Indexed universal life	184	138	150
Indexed universal life with secondary guarantees	18,504	16,547	18,308
Other permanent cash value life insurance	9,208	10,006	10,319
Variable universal life	3,649	3,609	3,795	$14,268	$14,053	$14,045
Miscellaneous reserves			1

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			1,475
Accidental death benefits
Disability - active lives (1)			32
Disability - disabled lives			20
Miscellaneous reserves			899
Total (direct + assumed)	39,610	38,774	46,702	14,268	14,053	14,045
Reinsurance ceded			16,357
Total (net)	$39,610	$38,774	$30,345	$14,268	$14,053	$14,045

	December 31, 2023
	General Account			Separate Account - Nonguaranteed
	Account	Cash		Account	Cash
	Value	Value	Reserve	Value	Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$2,687	$3,160	$3,258
Universal life with secondary guarantees	5,567	5,524	8,586
Indexed universal life	128	86	108
Indexed universal life with secondary guarantees	16,244	14,715	16,015
Other permanent cash value life insurance	9,672	10,451	10,792
Variable universal life	3,666	3,630	3,796	$11,984	$11,817	$11,811
Miscellaneous reserves	1	1	2

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			1,282
Disability - active lives (1)			13
Disability - disabled lives			16
Miscellaneous reserves			867
Total (direct + assumed)	37,965	37,567	44,735	11,984	11,817	11,811
Reinsurance ceded			15,290
Total (net)	$37,965	$37,567	$29,445	$11,984	$11,817	$11,811

(1) Certain disability - active lives were reported in the first section instead of the Disability - active lives row in the second section since they are subject to discretionary withdrawal.

The table below describes the total withdrawal characteristics of life actuarial reserves for life and accident and health in the Company's Annual Statement and related Separate Accounts Annual Statement:

	December 31,
	2024	2023
	(In Millions)
Annual Statement:
Life insurance section	$29,297	$28,357
Disability - active lives section	600	663
Disability - disabled lives section	16	11
Miscellaneous reserves section	432	414
Subtotal	30,345	29,445

Separate Accounts Annual Statement:
Life insurance section	14,045	11,811
Total	$44,390	$41,256

14.	PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations are as follows:

	December 31, 2024		December 31, 2023
		Net of		Net of
	Gross	Loading	Gross	Loading
	(In Millions)
Ordinary new business	($2)	($36)	$2	($27)
Ordinary renewal	95	87	110	107
Group annuity	54	54	51	51
Total	$147	$105	$163	$131

15.	ELECTRONIC DATA PROCESSING EQUIPMENT AND SOFTWARE

Electronic data processing (EDP) equipment and non-operating software are carried at cost less accumulated depreciation and amortization and are included in other assets. The net amount of all non-operating software is nonadmitted. Depreciation and amortization expense is computed using the straight-line method over the lesser of the estimated useful life or three years for EDP equipment and five years for non-operating software. Costs incurred for the development of internal use non-operating software are capitalized and amortized using the straight-line method over the lesser of the estimated useful life or five years. Depreciation and amortization expense related to EDP equipment and non-operating software amounted to $30 million, $25 million and $24 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Net admitted EDP equipment and non-operating software consist of the following:

	December 31,
	2024	2023
	(In Millions)
EDP equipment	$39	$37
Non-operating system software	367	348
Total	406	385
Accumulated depreciation and amortization	236	244
Net	170	141
Nonadmitted	164	131
Net admitted	$6	$10

16.	SEPARATE ACCOUNTS

The Company utilizes an insulated Separate Account to record and account for assets and liabilities related to variable annuities, variable universal life and group annuities. The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risk associated with market value changes are generally borne by the contract holders, except to the extent of the minimum guarantees made by the Company with respect to certain Separate Accounts. In addition, the Company has a non-insulated Separate Account for registered index-linked annuities.

In accordance with the products recorded within the Separate Accounts, some assets are considered legally insulated whereas others are not legally insulated from the General Account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the General Account.

As of December 31, 2024 and 2023, the Company’s Separate Accounts Annual Statement included legally insulated assets of $72.1 billion and $65.6 billion, respectively. The assets legally insulated and not legally insulated from the General Account as of December 31, 2024 are attributed to the following products:

	Legally Insulated	Not Legally Insulated
	(In Millions)
Variable annuities	$49,643
Variable universal life	14,396
Group annuities	8,075
Total	$72,114	$—

In accordance with the products recorded within the Separate Account, some separate account liabilities are guaranteed by the General Account. In accordance with guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

To compensate the General Account for the risk taken, the Separate Account paid risk charges as follows for the years ended December 31, 2024, 2023, 2022, 2021 and 2020 of $347 million, $355 million, $352 million, $347 million and $300 million, respectively.

For the years ended December 31, 2024, 2023, 2022, 2021 and 2020, the General Account of the Company had paid $15 million, $31 million, $35 million, $10 million and $15 million, respectively, toward the Separate Account guarantees.

For the assets not measured at fair value, the following table shows the comparison of the amortized cost to the fair value and the unrealized gain (loss) that would have been recorded if the assets had been reported at fair value:

	December 31,
	2024	2023
	(In Millions)
Assets held at amortized cost	$8,075	$5,957
Fair value	7,566	5,526
Unrecorded unrealized gain (loss)	(509)	(431)

Information regarding the Separate Accounts of the Company is as follows:

	Separate Accounts with Guarantees				Separate Accounts with Guarantees
	Nonindexed Guarantee				Nonindexed Guarantee
	4% or Less	More than 4%	Without Guarantees	Total	4% or Less	More than 4%	Without Guarantees	Total
	Year Ended December 31, 2024				Year Ended December 31, 2023
	(In Millions)
Premiums, considerations or deposits		$2,375	$5,260	$7,635	($4)	$2,064	$3,827	$5,886

	December 31, 2024				December 31, 2023
Reserves for accounts with assets at:	(In Millions)
Fair value			$62,843	$62,843			$58,613	$58,613
Amortized cost	$3,009	$5,645		8,654	$3,204	$3,228		6,432
Total	$3,009	$5,645	$62,843	$71,497	$3,204	$3,228	$58,613	$65,045

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal at fair value			$62,841	$62,841			$58,611	$58,611
Not subject to discretionary withdrawal	$3,009	$5,645	2	8,656	$3,204	$3,228	2	6,434
Total	$3,009	$5,645	$62,843	$71,497	$3,204	$3,228	$58,613	$65,045

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Transfers as reported in the summary of operations - statutory basis of the Separate Accounts Annual Statement:
Transfers to separate accounts	$7,632	$5,884	$5,507
Transfers from separate accounts	7,938	5,928	5,307
Net transfers from separate accounts	(306)	(44)	200
Reconciling adjustments:
Net lag gain (loss) for annuities in general account only	2	(1)	(1)

Transfers as reported in current and future policy benefits in the accompanying statements of operations - statutory basis	($304)	($45)	$199

17.	COMMITMENTS AND CONTINGENCIES

As of December 31, 2024, the Company had $3.1 billion and $8 million of outstanding mortgage loan commitments in the General Account and Separate Account, respectively, which were primarily advances available for construction loans. Construction loan advances are made during the term of the construction loan as the borrower meets certain loan advance requirements.

As of December 31, 2024, the Company had $5.8 billion of commitments to fund investments in SCA entities, joint ventures, partnerships or limited liability companies.

As of December 31, 2024, the Company had $1.5 billion and $25 million of outstanding contractual obligations to acquire private placement securities for the General Account and Separate Account, respectively.

The Company has an agreement with PL&A to lend up to $100 million at a variable interest rate. There was no amount outstanding as of December 31, 2024. The Company also has an intercompany uncommitted revolving credit facility with affiliates to lend or borrow funds. Under the agreement, the Company can lend or borrow up to 3% of the Company's admitted assets to certain affiliates as of the preceding December 31. The aggregate total borrowing of all outstanding loans is limited to $1.0 billion including any outstanding loans under other affiliate lending agreements. The amount outstanding under the facility was $200 million at an interest rate of 4.71% as of December 31, 2024 and zero as of December 31, 2023.

In connection with the operations of certain subsidiaries, Pacific Life has made commitments to provide for additional capital funding as may be required. In connection with the operations of PSD, the Company made capital contributions to PSD of zero, zero and $19 million for the years ended December 31, 2024, 2023 and 2022, respectively. In connection with the operations of PLFA, the Company and PL&A are obligated to contribute additional capital funding as may be required according to their respective membership percentages. There were no capital contributions to PLFA for the years ended December 31, 2024, 2023 and 2022.

The Company has operating leases for office space and equipment of its primary operating centers in Newport Beach, California, Omaha, Nebraska and for its various field offices, which in most, but not all cases, are noncancelable. Rental expense, which is included in operating expenses, in connection with these leases was $15 million, $12 million and $12 million for the years ended December 31, 2024, 2023 and 2022, respectively. Aggregate minimum future commitments are as follows:

Amount
(In Millions)
Year Ending December 31:
2025	$8
2026	7
2027	7
2028	5
2029 and thereafter	8
Total	$35

Certain rental commitments have renewal options extending through the year 2028. Some of these renewals are subject to adjustments in future periods.

The Company entered into agreements with Pacific Life Re (Australia) Pty Limited (PLRA), RIBM and RGBM, all such entities being wholly-owned indirect subsidiaries of Pacific LifeCorp, to guarantee the performance of reinsurance obligations of PLRA, RIBM and RGBM, respectively. The guarantees for PLRA and RIBM are secondary to the guarantees provided by Pacific LifeCorp and would only be triggered in the event of nonperformance by PLRA or RIBM and Pacific LifeCorp. PLRA, RIBM and RGBM each pay the Company a fee for their respective guarantees. Management believes that obligations, if any, related to the guarantee agreements are not likely to have a material adverse effect on the Company's financial statements - statutory basis.

CONTINGENCIES - LITIGATION

The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages. Although the Company is confident of its position in these matters, success is not a certainty and a judge or jury could rule against the Company. In the opinion of management, the outcome of such proceedings is not likely to have a material adverse effect on the Company's financial statements - statutory basis. The Company believes adequate provision has been made in its financial statements - statutory basis for all probable and reasonably estimable losses for litigation claims against the Company, if any.

CONTINGENCIES - IRS REVENUE RULING

In 2007, the IRS issued Rev. Rul. 2007-54, interpreting then-current tax law regarding the computation of the dividend received deduction (DRD). Later in 2007, the IRS issued Rev. Rul. 2007-61, suspending Rev. Rul. 2007-54 and indicating that the IRS would re-address this issue in a future regulation project. In 2014, the IRS issued Rev. Rul. 2014-7, stating that it would not address this issue through regulation, but instead would defer to legislative action. Rev. Rul. 2014-7 also expressly superseded Rev. Rul. 2007-54, and declared Rev. Rul. 2007-61 obsolete. With the enactment the Act on December 22, 2017, DRD computations have been modified effective January 1, 2018. Therefore, the Company does not expect that any of the rulings described above will affect DRD computations in the future. However, in open tax years before 2018, the Company could still lose a substantial portion of its DRD claims, which could in turn have a material adverse effect on the Company's financial statements - statutory basis.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, acquisitions, investments, lease agreements or other transactions that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. Because the amounts of these types of indemnifications often are not explicitly stated, the overall maximum amount of the obligation under such indemnifications cannot be reasonably estimated. The Company has not historically made material payments for these types of indemnifications. The estimated maximum potential amount of future payments under these obligations is not determinable due to the lack of a stated maximum liability for certain matters, and therefore, the Company may record a contingent reserve for such matters. Management believes that Company liabilities related to such matters are not likely to have a material adverse effect on the Company's financial statements - statutory basis.

The Company issues synthetic guaranteed interest contracts to Employee Retirement Income Security Act of 1974 (ERISA) qualified defined contribution employee benefit plans and 529 plans. The plan uses the contract in its stable value fixed income option. The Company receives a fee for providing book value accounting for the plan’s stable value fixed income option. In the event that plan participant elections exceed the fair value of the assets or if the contract is terminated and at the end of the termination period the book value under the contract exceeds the fair value of the assets, then the Company is required to pay the plan the difference between book value and fair value. The Company mitigates the investment risk through pre-approval and compliance monitoring of the investment guidelines, and contractual provisions including the credited rate reset formula that reflects the actual investment and cash flow experience of the underlying plan.

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payments of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business. The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2024 and 2023, the estimated liability was $9 million and $4 million, respectively. As of December 31, 2024 and 2023, the related premium tax asset was $36 million and $3 million, respectively. These amounts represent management’s best estimate based on information received from the state in which the Company writes business and may change due to many factors including the Company’s share of the ultimate cost of current insolvencies. Future guaranty fund assessments are expected to be paid based on anticipated funding periods for each guaranty association obligation. Premium tax offsets are expected to be realized based on regulations set forth by various state taxing authorities.

See Note 5 for discussion of other contingencies related to derivative instruments.

See Note 6 for discussion of other contingencies related to income taxes.

See Note 9 for discussion of other contingencies related to reinsurance.

Pacific Life Insurance Company

S U P P L E M E N T A L  S C H E D U L E  O F  S E L E C T E D  F I N A N C I A L  D A T A

A S  O F  A N D  F O R  T H E  Y E A R  E N D E D  D E C E M B E R  3 1 , 2 0 2 4

(In Millions)

Investment Income Earned
U.S. Government bonds	$6
Bonds exempt from U.S. tax
Other bonds (unaffiliated)	3,820
Bonds of affiliates
Preferred stocks (unaffiliated)
Preferred stocks of affiliates
Common stocks (unaffiliated)	11
Common stocks of affiliates
Mortgage loans	927
Real estate	23
Contract loans	366
Cash, cash equivalents and short-term investments	141
Derivative instruments	(1,370)
Other invested assets	398
Aggregate write-ins for investment income	(81)
Gross Investment Income	$4,241

Real Estate Owned - Book Value less Encumbrances	$70

Mortgage Loans - Book Value:
Farm mortgages	$945
Residential mortgages	851
Commercial mortgages	17,693
Mezzanine	107
Total Mortgage Loans	$19,596

Mortgage Loans By Standing - Book Value:
Good standing	$19,554
Good standing with restructured terms
Interest overdue more than 90 days, not in foreclosure	$6
Foreclosure in process	$36

Other Long-Term Assets - Statement Value	$12,596
Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
Bonds
Preferred stocks
Common stocks	$905

Bonds and Short-Term Investments by NAIC Designation and Maturity:
Bonds by Maturity - Statement Value:
Due within one year or less	$6,876
Over 1 year through 5 years	28,554
Over 5 years through 10 years	22,177
Over 10 years through 20 years	11,353
Over 20 years	13,317
No maturity date
Total by Maturity	$82,277

Bonds by NAIC Designation - Statement Value:
NAIC 1	$38,205
NAIC 2	39,563
NAIC 3	3,528
NAIC 4	766
NAIC 5	138
NAIC 6	77
Total by NAIC Designation	$82,277

Total Bonds Publicly Traded	$33,963
Total Bonds Privately Traded	$48,314
Preferred Stocks - Book/Adjusted Carrying Value	$1
Common Stocks - Fair Value	$1,033
Short-term Investments - Book/Adjusted Carrying Value	$20
Options, Caps & Floors Owned - Statement Value	$2,789
Options, Caps & Floors Written and In Force - Statement Value
Collar, Swap & Forward Agreements Open - Statement Value	($625)
Futures Contracts Open - Current Value	$95
Cash Equivalents	$1,499
Cash on Deposit	$1,345

Life Insurance In Force, Net of Reinsurance:
Industrial
Ordinary	$284,396
Credit Life
Group Life	$7

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$40

Life Insurance Policies with Disability Provisions In Force:
Industrial
Ordinary	$17,583
Credit Life
Group Life

Supplementary Contracts In Force:
Ordinary - Not Involving Life Contingencies
Amount on Deposit	$16
Income Payable	$1
Ordinary - Involving Life Contingencies
Income Payable	$1
Group - Not Involving Life Contingencies
Amount on Deposit
Income Payable
Group - Involving Life Contingencies
Income Payable

Annuities:
Ordinary
Immediate - Amount of Income Payable	$1,059
Deferred - Fully Paid Account Balance	$28,730
Deferred - Not Fully Paid - Account Balance	$48

Group
Amount of Income Payable	$1,231
Fully Paid Account Balance
Not Fully Paid - Account Balance

Accident and Health Insurance - Premiums In Force:
Other	$1
Group
Credit

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$28,759
Dividend Accumulations - Account Balance	$22

Claim Payments 2024:
Group Accident and Health - Year Ended December 31, 2024
2024
2023
2022
2021
2020
Prior

Other Accident and Health
2024	$9
2023
2022
2021
2020
Prior

Other Coverages that Use Developmental Methods to Calculate Claim Reserves:
2024
2023
2022
2021
2020
Prior

Pacific Life Insurance Company

S U P P L E M E N T A L  S U M M A R Y  I N V E S T M E N T  S C H E D U L E

D E C E M B E R  3 1 , 2 0 2 4

($ In Millions)

	Gross Investment Holdings *		Admitted Assets as Reported in the Annual Statement
				Securities
				Lending
				Reinvested
				Collateral
	Amount	Percentage	Amount	Amount	Total	Percentage
Long-term bonds:
U.S. Governments	$876	0.659%	$876		$876	0.660%
All other governments	943	0.709%	943		943	0.711%
U.S. states, territories, and possessions, etc., guaranteed	102	0.077%	102		102	0.077%
U.S. political subdivisions of states, territories, and possessions, guaranteed	186	0.140%	186		186	0.140%
U.S. special revenue and special assessment obligations, etc., non-guaranteed	2,860	2.151%	2,860		2,860	2.156%
Industrial and miscellaneous	75,308	56.649%	75,308		75,308	56.782%
Hybrid securities	25	0.019%	25		25	0.019%
Unaffiliated bank loans	1,951	1.468%	1,951		1,951	1.471%
Total long-term bonds	82,251	61.872%	82,251	—	82,251	62.016%

Preferred stocks:
Industrial and miscellaneous (unaffiliated)	1	0.001%	1		1	0.001%
Total preferred stocks	1	0.001%	1	—	1	0.001%

Common stocks:
Industrial and miscellaneous other (unaffiliated)	79	0.060%	79		79	0.060%
Parent, subsidiaries and affiliates publicly traded	27	0.021%	27		27	0.021%
Parent, subsidiaries and affiliates other	878	0.660%	600		600	0.451%
Mutual funds	49	0.036%	49		49	0.036%
Total common stocks	1,033	0.777%	755	—	755	0.568%

(Continued)

*Gross Investment Holdings as valued in compliance with NAIC Accounting Practices and Procedures Manual.

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
				Securities
				Lending
				Reinvested
				Collateral
	Amount	Percentage	Amount	Amount	Total	Percentage
Mortgage loans:
Farm mortgages	$945	0.712%	$945		$945	0.712%
Residential mortgages	851	0.640%	851		851	0.642%
Commercial mortgages	17,693	13.309%	17,693		17,693	13.340%
Mezzanine real estate loans	107	0.080%	107		107	0.081%
Total mortgage loans	19,596	14.741%	19,596	—	19,596	14.775%

Real estate:
Properties occupied by company	70	0.052%	70		70	0.053%
Total real estate	70	0.052%	70	—	70	0.053%

Cash, cash equivalents, and short-term investments:
Cash	1,345	1.012%	1,345	$15	1,360	1.025%
Cash equivalents	1,499	1.127%	1,499	1,778	3,277	2.471%
Short-term investments	20	0.015%	20		20	0.015%
Total cash, cash equivalents, and short-term investments	2,864	2.154%	2,864	1,793	4,657	3.511%

Contract loans	8,527	6.414%	8,527		8,527	6.429%
Derivatives	3,209	2.414%	3,209		3,209	2.420%
Receivables for securities **	181	0.136%	181		181	0.137%
Securities lending	1,793	1.349%	1,793
Other invested assets	13,414	10.090%	13,382		13,382	10.090%
Total invested assets	$132,939	100.000%	$132,629	$1,793	$132,629	100.000%

*Gross Investment Holdings as valued in compliance with NAIC Accounting Practices and Procedures Manual.

**Included in Other invested assets in the Annual Statement.

Pacific Life Insurance Company

S U P P L E M E N T A L  S C H E D U L E  O F  I N V E S T M E N T  R I S K  I N T E R R O G A T O R I E S

D E C E M B E R  3 1 , 2 0 2 4

The Company's total admitted assets, excluding separate accounts, as reported in the Statements of Admitted Assets, Liabilities and Capital and Surplus (Total Admitted Assets) were $137.1 billion as of December 31, 2024.

1.	The 10 largest exposures to a single issuer/borrower/investment are as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Commercial loan (Mortgage Loan)	$604	0.4%
Pacific Life & Annuity Company (Common Stock) (Subsidiary)	600	0.4%
Commercial loan (Mortgage Loan)	584	0.4%
Commercial loan (Mortgage Loan)	550	0.4%
Commercial loan (Mortgage Loan)	541	0.4%
Commercial loan (Mortgage Loan)	483	0.4%
Commercial loan (Mortgage Loan)	456	0.3%
Commercial loan (Mortgage Loan)	440	0.3%
Commercial loan (Mortgage Loan)	414	0.3%
Commercial loan (Mortgage Loan)	407	0.3%

2.	The amounts and percentages of Total Admitted Assets held in bonds and preferred stocks by NAIC designation are as follows:

		Percentage			Percentage
		of Total			of Total
	(In Millions)	Admitted Assets		(In Millions)	Admitted Assets
Bonds:			Preferred Stock:
NAIC 1	$38,205	27.9%	NAIC 1
NAIC 2	39,563	28.9%	NAIC 2
NAIC 3	3,528	2.6%	NAIC 3
NAIC 4	766	0.6%	NAIC 4
NAIC 5	138	0.1%	NAIC 5
NAIC 6	77	0.1%	NAIC 6	$1	0.0%

3.	Assets held in foreign investments totaled $23.4 billion, which represents 17.1% of Total Admitted Assets.

a.	The aggregate foreign investment exposure categorized by NAIC sovereign designation is as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Countries designated NAIC 1	$11,306	8.2%
Countries designated NAIC 2	10,723	7.8%
Countries designated NAIC 3 or below	1,376	1.0%

b.	The largest foreign investment exposures by country, categorized by the country's NAIC sovereign designation are as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Countries designated NAIC 1
Country: Cayman Islands	$6,407	4.7%
Country: United Kingdom (Great Britain)	3,823	2.8%
Countries designated NAIC 2
Country: Mexico	648	0.5%
Country: India	288	0.2%
Countries designated NAIC 3 or below
Country: Colombia	268	0.2%
Country: Brazil	143	0.1%

c.	The aggregate unhedged foreign currency exposure totaled $239 million, which represents 0.2% of Total Admitted Assets.

d.	The aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation is as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Countries designated NAIC 1	$239	0.2%

e.	The largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign designation are as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Countries designated NAIC 1
Country: Switzerland	$98	0.1%
Country: United Kingdom (Great Britain)	66	0.0%

f.	The 10 largest non-sovereign (i.e., non-governmental) foreign issues are as follows:

			Percentage
			of Total
NAIC Designation	Issuer	(In Millions)	Admitted Assets
1.G FE/2.A FE	BNP Paribas	$310	0.2%
1.G FE/2.C FE	UBS Group AG	228	0.2%
2.A FE	Barclays Bank PLC	224	0.2%
1.G FE/2.C FE	Anheuser-Busch Companies Inc	210	0.2%
1.G FE/2.A FE/2.C FE	Credit Agricole SA/London	209	0.2%
2.B FE/2.C FE	Societe Generale SA	206	0.2%
1.E FE/2.A FE/2.B FE	Groupe BPCE	199	0.1%
1.E FE/1.G FE/2.A FE	Lloyds TSB Bank Group PLC	184	0.1%
2.B PL	GIP Sharon Finco Pty Ltd	180	0.1%
1.G FE/2.A FE	HSBC Bank USA NA	178	0.1%

4.	The amount and percentage of Total Admitted Assets held in Canadian investments and unhedged Canadian currency exposure are less than 2.5% of Total Admitted Assets.

5.	The aggregate amount and percentage of Total Admitted Assets held in investments with contractual sales restrictions are less than 2.5% of Total Admitted Assets.

6.	The amounts and percentages of Total Admitted Assets held in the largest 10 equity interests are as follows:

		Percentage
		of Total
Issuer	(In Millions)	Admitted Assets
Pacific Asset Holdings, LLC	$6,156	4.5%
Pacific Life & Annuity Co	600	0.4%
Pacific Private Equity Opportunities Fund III, L.P.	436	0.3%
Pacific Private Equity Opportunities Fund IV, L.P.	424	0.3%
Pacific Private Equity Opportunities Fund V, L.P.	303	0.2%
Pacific Private Equity Fund II-A L.P.	299	0.2%
Pacific Private Credit Fund V, L.P.	177	0.1%
Pacific Co-Invest Opportunities Fund II L.P.	175	0.1%
Pacific Private Credit Fund IV, L.P.	162	0.1%
Pacific Private Credit Fund III, L.P.	121	0.1%

7.	Assets held in nonaffiliated, privately placed equities are less than 2.5% of Total Admitted Assets.

a.	The 10 largest fund managers are as follows:

	Total
Fund Manager	Invested	Diversified
	(In Millions)
Aristotle	$271	$271
Avanath AH Renaissance GP LLC	139	139
Strategic Partners	108	108
Carbon VII GP LLC	106	106
Manulife Investment Management	105	105
Montana Capital Partners AG	78	78
Brookfield RE Finance Fund VI GP	76	76
Churchill Stateside	75	75
CRSEF Lux GP. S.A.R.L.	69	69
Astorg Asset Management, S.A R.L.	68	68

8.	Assets held in general partnership interests are less than 2.5% of Total Admitted Assets.

9.	The amounts and percentages of Total Admitted Assets held in mortgage loans are as follows:

a.	The 10 largest aggregate mortgage interests sharing the same property or group of properties are as follows:

		Percentage
		of Total
Type (Residential, Commercial, Agricultural)	(In Millions)	Admitted Assets
Commercial loan	$550	0.4%
Commercial loan	456	0.3%
Commercial loan	407	0.3%
Commercial loan	375	0.3%
Commercial loan	360	0.3%
Commercial loan	345	0.3%
Commercial loan	335	0.2%
Commercial loan	333	0.2%
Commercial loan	333	0.2%
Commercial loan	290	0.2%

10.	The amounts and percentages of Total Admitted Assets held in the following categories of mortgage loans are as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Construction loans	$3,567	2.6%
Mortgage loans over 90 days past due	6	0.0%
Mortgage loans in the process of foreclosure	36	0.0%
Mortgage loans foreclosed	245	0.2%

11.	The aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisals as of December 31, 2024 are as follows:

		Percentage		Percentage		Percentage
		of Total		of Total		of Total
	(In Millions)	Admitted Assets	(In Millions)	Admitted Assets	(In Millions)	Admitted Assets
	Residential:		Commercial:		Agricultural:
Above 95%	$294	0.2%	$34	0.0%
91% to 95%	67	0.0%
81% to 90%	102	0.1%
71% to 80%	74	0.1%	444	0.3%
Below 70%	314	0.2%	17,322	12.6%	$945	0.7%

12.	Assets held in real estate are less than 2.5% of Total Admitted Assets.

13.	Assets held in investments held in mezzanine real estate loans are less than 2.5% of Total Admitted Assets.

14.	The amounts and percentages of Total Admitted Assets subject to the following types of agreements are as follows:

		Percentage
	December 31,	of Total	As of Each Quarter End
	2024	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
	($ In Millions)
Securities lending agreements	$1,793	1.3%	$3,595	$2,180	$68

15.	The amounts and percentages of Total Admitted Assets for warrants not attached to other financial instruments, options, caps, and floors are as follows:

		Percentage		Percentage
	December 31,	of Total	December 31,	of Total
	2024	Admitted Assets	2024	Admitted Assets
	($ In Millions)
	Owned:		Written:
Hedging	$2,789	2.0%

16.	The amounts and percentages of Total Admitted Assets of potential exposure for collars, swaps, and forwards are as follows:

		Percentage
	December 31,	of Total	As of Each Quarter End
	2024	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
	($ In Millions)
Hedging	$369	0.3%	$378	$387	$391

17.	The amounts and percentages of Total Admitted Assets of potential exposure for futures contracts are as follows:

		Percentage
	December 31,	of Total	As of Each Quarter End
	2024	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
	($ In Millions)
Hedging	$95	0.1%	$96	$138	$116

Pacific Life Insurance Company

S U P P L E M E N T A L  S C H E D U L E  O F  R E I N S U R A N C E  D I S C L O S U R E S

D E C E M B E R  3 1 , 2 0 2 4

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, that includes a provision that limits the reinsurer's assumption of significant risks identified in Appendix A-791.

2.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer's assumption of risk.

3.	The Company does not have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.	Provisions that permit the reporting of losses, or settlements to be made, less frequently than quarterly;

b.	Provisions that permit payments due from the reinsurer to not be made in cash within 90 days of the settlement date (unless there is no activity during the period); or

c.	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

4.	The Company has not reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61.

5.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2024 and are accounted for the contract as reinsurance under SAP and as a deposit under GAAP.

6.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2024 and accounted for the contract as reinsurance under GAAP and as a deposit under SAP.